The Allstate Advisor Variable Annuities

(Advisor, Advisor Plus, Advisor Preferred)

Allstate Life Insurance Company

Street Address: 5801 SW 6th Ave., Topeka KS, 66606-0001

Mailing Address: P.O. Box 758566, Topeka, KS 66675-8566

Telephone Number: 1-800-457-7617

Fax Number: 1-785-228-4584

Prospectus dated April 29, 2016

Allstate Life Insurance Company (“Allstate Life”) is offering the following individual and group flexible premium deferred variable annuity contracts (each, a “Contract”):

•  Allstate Advisor

•  Allstate Advisor Plus

•  Allstate Advisor Preferred

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.

Each Contract currently offers several investment alternatives (“investment alternatives”). The investment alternatives include fixed account options (“Fixed Account Options”), depending on the Contract, and include various* variable sub-accounts (“Variable Sub-Accounts”) of the Allstate Financial Advisors Separate Account I (“Variable Account”). Each Variable Sub-Account invests exclusively in shares of the following funds (“Funds”):

Fidelity® Variable Insurance Products (Service Class 2)

Franklin Templeton Variable Insurance Products Trust (Class 2)

Lord Abbett Series Fund, Inc. (Class VC)

Oppenheimer Variable Account Funds (Service Shares)

Putnam Variable Trust (Class IB) Invesco Variable Insurance Funds (Series I and II) The Universal Institutional Funds, Inc. (Class I & II)

* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. In addition, certain Variable Sub-Accounts are closed to Contract Owners not invested in the specified Variable Sub-Accounts by a designated date. Please see pages 42-44 for information about Variable Sub-Account and/or Portfolio liquidations, mergers, closures and name changes.

Each Fund has multiple investment Portfolios (“Portfolios”). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract value (“Contract Value”) a credit enhancement (“Credit Enhancement”) of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

We (Allstate Life) have filed a Statement of Additional Information, dated April 29, 2016, with the Securities and Exchange Commission (“SEC”). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 92 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC’s Web site.

IMPORTANT NOTICES

The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits in, or obligations of, or guaranteed or endorsed by, such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

The Contracts are not FDIC insured.

(i)

Important Terms

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.

Page
AB Factor	19
Accumulation Benefit	19
Accumulation Phase	7
Accumulation Unit	12
Accumulation Unit Value	12
Allstate Life (“we”)	79
Annuitant	13
Automatic Additions Program	16
Automatic Portfolio Rebalancing Program	53
Beneficiary	14
Benefit Base (for the TrueReturn Accumulation Benefit Option)	19
Benefit Base (for the SureIncome Withdrawal Benefit Option)	28
Benefit Base (for the SureIncome Plus Withdrawal Benefit Option)	32
Benefit Base (for the SureIncome For Life Withdrawal Benefit Option)	36
Benefit Payment (for the SureIncome Withdrawal Benefit Option)	28
Benefit Payment (for the SureIncome Plus Withdrawal Benefit Option)	31
Benefit Payment (for the SureIncome For Life Withdrawal Benefit Option)	35
Benefit Payment Remaining (for the SureIncome Withdrawal Benefit Option)	28
Benefit Payment Remaining (for the SureIncome Plus Withdrawal Benefit Option)	31
Benefit Payment Remaining (for the SureIncome For Life Withdrawal Benefit Option)	35
Benefit Year (for the SureIncome Withdrawal Benefit Option)	28
Benefit Year (for the SureIncome Plus Withdrawal Benefit Option)	31
Benefit Year (for the SureIncome For Life Withdrawal Benefit Option)	34
Co-Annuitant	14
*Contract	12
Contract Anniversary	3
Contract Owner (“you”)	13
Contract Value	Cover
Contract Year	4
Credit Enhancement	Cover
Dollar Cost Averaging Program	52
Due Proof of Death	71
Earnings Protection Death Benefit Option	73
Enhanced Beneficiary Protection (Annual Increase) Option	72
Excess of Earnings Withdrawal	73

Fixed Account Options	47
Free Withdrawal Amount	57
Funds	5
Guarantee Option	67
Guarantee Period Account	47
Income Base	68
Income Plan	62
Income Protection Benefit Option	61
In-Force Earnings	73
In-Force Premium	73
Investment Alternatives	42
IRA Contract	4
Issue Date	7
Market Value Adjustment	6
Maximum Anniversary Value	3
Maximum Anniversary Value (MAV) Death Benefit Option	6
Payout Phase	7
Payout Start Date	62
Portfolios	62
Qualified Contract	12
Retirement Income Guarantee Options	67
Return of Premium Death Benefit	6
Rider Anniversary	18
Rider Application Date	3
Rider Date (for the TrueReturn Accumulation Benefit Option)	18
Rider Date (for the SureIncome Withdrawal Benefit Option)	28
Rider Date (for the SureIncome Plus Withdrawal Benefit Option)	32

(ii)

Page
Rider Date (for the SureIncome For Life Withdrawal Benefit Option)	35
Rider Fee (for the TrueReturn Accumulation Benefit Option)	3
Rider Fee (for the SureIncome Withdrawal Benefit Option)	3
Rider Fee (for the SureIncome Plus Withdrawal Benefit Option)	3
Rider Fee (for the SureIncome For Life Withdrawal Benefit Option)	3
Rider Fee Percentage	27
Rider Maturity Date	18
Rider Period	18
Rider Trade-In Option (for the TrueReturn Accumulation Benefit Option)	27
Rider Trade-In Option (for the SureIncome Withdrawal Benefit Option)	30
Right to Cancel	17
SEC	Cover
Settlement Value	71
Spousal Protection Benefit (Co-Annuitant) Option	55
Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts	55
Standard Fixed Account Option	47
SureIncome Covered Life	35
SureIncome Option Fee	55
SureIncome Plus Option	31
SureIncome Plus Option Fee	55
SureIncome Plus Withdrawal Benefit Option	31
SureIncome For Life Option	34
SureIncome For Life Option Fee	55
SureIncome For Life Withdrawal Benefit Option	35
SureIncome ROP Death Benefit	71
SureIncome Withdrawal Benefit Option	28
Systematic Withdrawal Program	60
Tax Qualified Contract	86
Transfer Period Accounts	19
Trial Examination Period	2
TrueBalanceSM Asset Allocation Program	44
TrueReturnSM Accumulation Benefit Option	18
Valuation Date	16
Variable Account	79
Variable Sub-Account	42
Withdrawal Benefit Factor (for the SureIncome Withdrawal Benefit Option)	29
Withdrawal Benefit Factor (For the SureIncome Plus Withdrawal Benefit Option)	32
Withdrawal Benefit Factor (for the SureIncome For Life Withdrawal Benefit Option)	35
Withdrawal Benefit Payout Phase (for the SureIncome Withdrawal Benefit Option)	28
Withdrawal Benefit Payout Phase (for the SureIncome Plus Withdrawal Benefit Option)	32
Withdrawal Benefit Payout Phase (for the SureIncome For Life Withdrawal Benefit Option)	35
Withdrawal Benefit Payout Start Date (for the SureIncome Withdrawal Benefit Option)	30
Withdrawal Benefit Payout Start Date (for the SureIncome Plus Withdrawal Benefit Option)	34
Withdrawal Benefit Payout Start Date (for the SureIncome For Life Withdrawal Benefit Option)	37
Withdrawal Benefit Option	28
Withdrawal Benefit Option Fee	56

* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to “Contract” in this prospectus include certificates, unless the context requires otherwise. References to “Contract” also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

(iii)

Overview of Contracts

The Contracts offer many of the same basic features and benefits.† They differ primarily with respect to the charges imposed, as follows:

•  The Allstate Advisor Contract has a mortality and expense risk charge of 1.10%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

•  The Allstate Advisor Plus Contract offers Credit Enhancement of up to 5% on purchase payments, a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

•  The Allstate Advisor Preferred Contract with 5-year Withdrawal Charge Option (“Package III”) has a mortality and expense risk charge of 1.40%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 5-year withdrawal charge period;

• The Allstate Advisor Preferred Contract with 3-year Withdrawal Charge Option (“Package II”) has a mortality and expense risk charge of 1.50%, an administrative expense charge of 0.19%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

•  The Allstate Advisor Preferred Contract with No Withdrawal Charge Option (“Package I”) has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.19%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

†  Some broker/dealers and banks may limit the purchase of optional benefits and may limit participation in certain programs. Your individual sales representative will describe any such limitations to you.

*  The administrative expense charge may be increased, but will never exceed 0.35%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.

The Contracts at a Glance

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

Flexible Payments

We are no longer offering new contracts. You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000 ($50 for automatic payments).

We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract.

For Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement of up to 5% of such purchase payment.

Trial Examination Period

You may cancel your Contract within 20 days of receipt or any longer period as your state may require (“Trial Examination Period”). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. The amount you receive will be less applicable federal and state income tax withholding. If you cancel your Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See “Trial Examination Period” for details.

Expenses

Each Portfolio pays expenses that you will bear indirectly if you invest in a Variable Sub-Account. You also will bear the following expenses:

Allstate Advisor Contracts

• Annual mortality and expense risk charge equal to 1.10% of average daily net assets.

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

Allstate Advisor Plus Contracts

• Annual mortality and expense risk charge equal to 1.40% of average daily net assets.

• Withdrawal charges ranging from 0% to 8.5% of purchase payments withdrawn.

Allstate Advisor Preferred Contracts (with 5-year Withdrawal Charge Option)

•  Annual mortality and expense risk charge equal to 1.40% of average daily net assets.

•  Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

Allstate Advisor Preferred Contracts (with 3-year Withdrawal Charge Option)

•  Annual mortality and expense risk charge equal to 1.50% of average daily net assets.

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

Allstate Advisor Preferred Contracts (with No Withdrawal Charge Option)

• Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

• No withdrawal charge.

All Contracts

• Annual administrative expense charge of 0.19% (up to 0.35% for future Contracts).

• Annual contract maintenance charge of $30 (waived in certain cases).

• If you select the Maximum Anniversary Value (MAV) Death Benefit Option (“MAV Death Benefit Option”) you will pay an additional mortality and expense risk charge of 0.20%* (up to 0.30% for Options added in the future).

•  If you select Enhanced Beneficiary Protection (Annual Increase) Option, you will pay an additional mortality and expense risk charge of 0.30%*.

• If you select the Earnings Protection Death Benefit Option you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner and oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later (“Rider Application Date”).

• If you select the TrueReturnSM Accumulation Benefit Option (“TrueReturn Option”) you would pay an additional annual fee (“Rider Fee”) of 0.50% (up to 1.25% for Options added in the future) of the Benefit Base in effect on each Contract anniversary (“Contract Anniversary”) during the Rider Period. You may not select the TrueReturn Option together with a Retirement Income Guarantee Option or any Withdrawal Benefit Option.

•  If you select the SureIncome Option, you would pay an additional annual fee (“SureIncome Option Fee”) of 0.50% of the Benefit Base on each Contract Anniversary (see the SureIncome Option Fee section). You may not select the SureIncome Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

•  If you select the SureIncome Plus Withdrawal Benefit Option (“SureIncome Plus Option”) you would pay an additional annual fee (“SureIncome Plus Option Fee”) of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (see the SureIncome Plus Option Fee section). You may not select the SureIncome Plus Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

• If you select the SureIncome For Life Withdrawal Benefit Option (“SureIncome For Life Option”) you would pay an additional annual fee (“SureIncome For Life Option Fee”) of 0.65% (up to 1.25% for Options added in the future) of the Benefit Base on each Contract Anniversary (see the SureIncome For Life Option Fee section). You may not select the SureIncome For Life Option together with a Retirement Income Guarantee Option, a TrueReturn Option or any other Withdrawal Benefit Option.

• We discontinued offering Retirement Income Guarantee Option 1 (“RIG 1”) as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 1 prior to May 1, 2004, you will pay an additional annual fee (“Rider Fee”) of 0.40%* of the Income Base in effect on a Contract Anniversary.

•  We discontinued offering Retirement Income Guarantee Option 2 (“RIG 2”) as of January 1, 2004 (up to May 1, 2004 in certain states). If you elected RIG 2 prior to May 1, 2004, you will pay an additional annual Rider Fee of 0.55%* of the Income Base in effect on a Contract Anniversary.

•  If you select the Income Protection Benefit Option you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

• If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (“CSP”) you would pay an additional annual fee (“Rider Fee”) of 0.10%** (up to 0.15% for Options added in the future) of the Contract Value (“Contract Value”) on each Contract Anniversary. These Options are only available for certain types of IRA Contracts, which are Contracts issued with an Individual Retirement Annuity or Account (“IRA”) under Section 408 of the Internal Revenue Code. The CSP is only available for certain Custodial Individual Retirement Accounts established under Section 408 of the Internal Revenue Code. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.**

** No Rider Fee was charged for these Options for Contract Owners who added these Options prior to January 1, 2005. See page 9 for details.

• Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12th transfer in any Contract Year (“Contract Year”), which we measure from the date we issue your Contract or a Contract Anniversary.

•  State premium tax (if your state imposes one).

•  Not all Options are available in all states.

We may discontinue any of these options at any time prior to the time you elect to receive it.

* Different rates apply to Contract Owners who added these options prior to May 1, 2003. See page 9 for details.

Investment Alternatives

Each Contract offers several investment alternatives including:

•  Fixed Account Options that credit interest at rates we guarantee, and

•  Various* Variable Sub-Accounts investing in Portfolios offering professional money management by these investment advisers:

•  Fidelity Management & Research Company

•  Franklin Advisers, Inc.

•  Franklin Advisory Services, LLC

•  Franklin Mutual Advisers, LLC

•  Invesco Advisers, Inc.

•  Lord, Abbett & Co. LLC

•  OppenheimerFunds, Inc.

•  Putnam Investment Management, LLC

•  Strategic Advisors, Inc.

•  Templeton Asset Management Ltd.

•  Templeton Investment Counsel, LLC

•  Morgan Stanley Investment Management Inc.

*Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. In addition, Certain Variable Sub-Accounts are closed to Contract Owners not invested in the specified Variable Sub-Accounts by a designated date. Please see pages 42-44 for more information.

Not all Fixed Account Options are available in all states or with all Contracts.

To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-457-7617.

Special Services

For your convenience, we offer these special services:

•  Automatic Portfolio Rebalancing Program

•  Automatic Additions Program

•  Dollar Cost Averaging Program

•  Systematic Withdrawal Program

• TrueBalanceSM Asset Allocation Program

Income Payments

You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

•  life income with guaranteed number of payments

•  joint and survivor life income with guaranteed number of payments

•  guaranteed number of payments for a specified period

•  life income with cash refund

•  joint life income with cash refund

•  life income with installment refund

•  joint life income with installment refund

Prior to May 1, 2004, Allstate Life also offered two Retirement Income Guarantee Options that guarantee a minimum amount of fixed income payments you can receive if you elect to receive income payments.

In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.

Death Benefits

If you, the Annuitant, or Co-Annuitant die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract. In addition to the death benefit included in your Contract (“Return of Premium Death Benefit” or “ROP Death Benefit”), the death benefit options we currently offer include:

•  MAV Death Benefit Option;

•  Enhanced Beneficiary Protection (Annual Increase) Option; and

•  Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit, (“SureIncome ROP Death Benefit”).

Transfers

Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the Standard Fixed Account or Market Value Adjusted Account Options is $100.

A charge may apply after the 12th transfer in each Contract Year.

Withdrawals

You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a Market Value Adjustment may also apply.

Unless a Withdrawal Benefit Option is in effect under your Contract: if any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value; and your Contract will terminate if you withdraw all of your Contract Value.

How the Contracts Work

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the “Contract Owner”) save for retirement because you can invest in your Contract’s investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) described on page 62. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Other income payment options are also available. See “Income Payments.”

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See “The Contracts.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See “Death Benefits.”

Please call us at 1-800-457-7617 if you have any question about how the Contracts work.

Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses,” below. For more information about Portfolio expenses, please refer to the prospectuses for the Portfolios.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:	0	1	2	3	4	5	6	7	8+
Allstate Advisor	7%	7%	6%	5%	4%	3%	2%	0%	0%
Allstate Advisor Plus	8.5%	8.5%	8.5%	7.5%	6.5%	5.5%	4%	2.5%	0%
Allstate Advisor Preferred with:
5-Year Withdrawal Charge Option	7%	6%	5%	4%	3%	0%
3-Year Withdrawal Charge Option	7%	6%	5%	0%
No Withdrawal Charge Option	None

All Contracts:
Annual Contract Maintenance Charge	$30**
Transfer Fee	up to 2.00% of the amount transferred***

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge (“Free Withdrawal Amount”). See “Withdrawal Charges” for more information.

** Waived in certain cases. See “Expenses.”

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred.

Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

Basic Contract (without any optional benefit)	Mortality and Expense Risk Charge	Administrative Expense Charge*	Total Variable Account Annual Expense
Allstate Advisor	1.10%	0.19%	1.29%
Allstate Advisor Plus	1.40%	0.19%	1.59%
Allstate Advisor Preferred (5-year Withdrawal Charge Option)	1.40%	0.19%	1.59%
Allstate Advisor Preferred (3-year Withdrawal Charge Option)	1.50%	0.19%	1.69%
Allstate Advisor Preferred (No Withdrawal Charge Option)	1.60%	0.19%	1.79%

* We reserve the right to raise the administrative expense charge to 0.35%. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

MAV Death Benefit Option Enhanced Beneficiary Protection (Annual Increase) Option Earnings Protection Death Benefit Option (issue age 0-70) Earnings Protection Death Benefit Option (issue age 71-79)	0.20%* (up to 0.30% for Options added in the future) 0.30%* 0.25% (up to 0.35% for Options added in the future) 0.40% (up to 0.50% for Options added in the future)

* For Contract Owners who added the MAV Death Benefit Option or Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the additional mortality and expense risk charge associated with each Option is 0.15%.

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option, and Earnings Protection Death Benefit Option (issue age 71-79)	Mortality and Expense Risk Charge*	Administrative Expense Charge*	Total Variable Account Annual Expense
Allstate Advisor	2.00%	0.19%	2.19%
Allstate Advisor Plus	2.30%	0.19%	2.49%
Allstate Advisor Preferred (5-year Withdrawal Charge Option)	2.30%	0.19%	2.49%
Allstate Advisor Preferred (3-year Withdrawal Charge Option)	2.40%	0.19%	2.59%
Allstate Advisor Preferred (No Withdrawal Charge Option)	2.50%	0.19%	2.69%

* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract.

TrueReturnSM Accumulation Benefit Option Fee

(annual rate as a percentage of Benefit Base on each Contract Anniversary)

TrueReturnSM Accumulation Benefit Option	0.50%*

* Up to 1.25% for Options added in the future. See “TrueReturnSM Accumulation Benefit Option” for details.

SureIncome Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on each Contract Anniversary)

SureIncome Withdrawal Benefit Option	0.50%*

* Up to 1.25% for SureIncome Options added in the future. See “SureIncome Withdrawal Benefit Option” for details.

SureIncome Plus Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on each Contract Anniversary)

SureIncome Plus Withdrawal Benefit Option	0.65%*

* Up to 1.25% for SureIncome Plus Options added in the future. See “SureIncome Plus Withdrawal Benefit Option” for details.

SureIncome For Life Withdrawal Benefit Option Fee

(annual rate as a percentage of Benefit Base on each Contract Anniversary)

SureIncome For Life Withdrawal Benefit Option	0.65%*

* Up to 1.25% for SureIncome For Life Options added in the future. See “SureIncome For Life Withdrawal Benefit Option” for details.

Retirement Income Guarantee Option Fee*

If you selected RIG 1, you would pay a Rider Fee at the annual rate of 0.40%** of the Income Base in effect on a Contract Anniversary. If you selected RIG 2, you would pay an additional Rider Fee at the annual rate of 0.55%** of the Income Base in effect on a Contract Anniversary. See “Retirement Income Guarantee Options” for details.

* We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees shown apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

** For Contract Owners who added RIG 1 prior to May 1, 2003, the annual rate is 0.25%. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual rate is 0.45%.

Spousal Protection Benefit (Co-Annuitant) Option Fee

(as a percentage of Contract Value on each Contract Anniversary)

Spousal Protection Benefit (Co-Annuitant) Option	0.10%*

* Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee

(as a percentage of Contract Value on each Contract Anniversary)

Spousal Protection Benefit (Co-Annuitant) Option	0.10%*

* Applies to Contract Owners who select the Option on or after January 1, 2005. Up to 0.15% for options added in the future.

If you select the Spousal Protection Benefit (Co-Annuitant) Option or Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts on or after January 1, 2005, you will pay a Rider Fee at the annual rate of 0.10% of the Contract Value on each Contract Anniversary. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. If you selected either of these Options prior to January 1, 2005, there is no charge associated with your Option. See “Spousal Protection Benefit (Co-Annuitant) Option Fee and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts Fee” for details.

Income Protection Benefit Option

The Contracts are also available with the Income Protection Benefit Option. See “Income Payments – Income Protection Benefit Option,” below, for a description of the Option. The charge for the Income Protection Benefit Option is currently 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. The charge for the Income Protection Benefit Option applies during the Payout Phase. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. Once your Income Protection Benefit Option is in effect, however, we may not change the fee that applies to your Contract. See “Expenses – Mortality and Expense Risk Charge,” below, for details.

PORTFOLIO ANNUAL EXPENSES – Minimum and Maximum

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisers and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio’s fees and expenses appears in the prospectus for each Portfolio.

PORTFOLIO ANNUAL EXPENSES

	Minimum	Maximum
Total Annual Portfolio Operating Expenses(1) (expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.32%	2.28%

(1) Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2015 (except as otherwise noted).

Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

• invested $10,000 in the Contract for the time periods indicated;

• earned a 5% annual return on your investment;

• surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

•  elected the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option;

•  elected the Earnings Protection Death Benefit Option (assuming issue age 71-79);

•  elected the Spousal Protection Benefit (Co-Annuitant) Option; and

•  elected the SureIncome Plus Withdrawal Benefit Option.

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.

	Allstate Advisor				Allstate Advisor Plus				Allstate Advisor Preferred (with 5 Year Withdrawal Charge Option)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 1,211	$ 2,357	$ 3,420	$ 6,164	$ 1,366	$ 2,647	$ 3,752	$ 6,359	$ 1,239	$ 2,351	$ 3,457	$ 6,364
Costs Based on Minimum Annual Portfolio Expenses	$ 1,013	$ 1,788	$ 2,515	$ 4,582	$ 1,168	$ 2,084	$ 2,862	$ 4,829	$ 1,041	$ 1,788	$ 2,567	$ 4,834

	Allstate Advisor Preferred (with 3-Year Withdrawal Charge Option)				Allstate Advisor Preferred (with No Withdrawal Charge Option)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 1,248	$ 2,376	$ 3,240	$ 6,425	$ 662	$ 1,978	$ 3,282	$ 6,493
Costs Based on Minimum Annual Portfolio Expenses	$ 1,051	$ 1,815	$ 2,355	$ 4,912	$ 466	$ 1,419	$ 2,402	$ 4 ,997

Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

	Allstate Advisor				Allstate Advisor Plus				Allstate Advisor Preferred (with 5 Year Withdrawal Charge Option)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 616	$ 1,847	$ 3,080	$ 6,164	$ 643	$ 1,925	$ 3,200	$ 6,359	$ 644	$ 1,926	$ 3,202	$ 6,364
Costs Based on Minimum Annual Portfolio Expenses	$ 418	$ 1,278	$ 2,175	$ 4,582	$ 446	$ 1,362	$ 2,310	$ 4,829	$ 446	$ 1,363	$ 2,312	$ 4,834

	Allstate Advisor Preferred (with 3-Year Withdrawal Charge Option)				Allstate Advisor Preferred (with No Withdrawal Charge Option)
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 653	$ 1,951	$ 3,240	$ 6,425	$ 662	$ 1,978	$ 3,282	$ 6,493
Costs Based on Minimum Annual Portfolio Expenses	$ 456	$ 1,390	$ 2,355	$ 4,912	$ 466	$ 1,419	$ 2,402	$ 4,997

Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The examples do not assume that any Portfolio expense waivers or reimbursement arrangements are in effect for the periods presented. The examples reflect the Free Withdrawal Amounts, if applicable, and the deduction of the annual contract maintenance charge of $30 each year. The above examples assume you have selected the MAV Death Benefit Option and the Enhanced Beneficiary Protection (Annual Increase) Option, the Earnings Protection Death Benefit Option (assuming the oldest Contract Owner or Annuitant is age 71 or older, and all are age 79 or younger on the Rider Application Date), and the Spousal Protection Benefit (Co-Annuitant) Option and the SureIncome Plus Withdrawal Benefit Option. Examples for the Allstate Advisor Preferred Contracts assume the election of the 5-year Withdrawal Charge Option. If any or all of these features were not elected, the expense figures shown above would be slightly lower.

Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call “Accumulation Unit Value.” Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix K of this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract.

The Contracts

CONTRACT OWNER

Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•  the investment alternatives during the Accumulation and Payout Phases,

•  the amount and timing of your purchase payments and withdrawals,

•  the programs you want to use to invest or withdraw money,

•  the income payment plan(s) you want to use to receive retirement income,

•  the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•  the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

• any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a grantor trust not established by a business, the new Contract Owner will be the Beneficiary(ies).

The Contract cannot be jointly owned by both a non-living person and a living person unless the Contract Owner(s) assumed ownership of the Contract as a Beneficiary(ies). The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the Enhanced Beneficiary Protection (MAV) Option, the Enhanced Beneficiary Protection (Annual Increase) Option, or the Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option or the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts (CSP), the maximum age of any Contract Owner or beneficial owner for CSP on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest Contract Owner (oldest annuitant if Contract Owner is a non-living person) on the Rider Application Date are ages 50 and 79, respectively.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Internal Revenue Code of 1986, as amended, (“Code”) may limit or modify your rights and privileges under the Contract. We use the term “Qualified Contract” to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain retirement plans, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contracts. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

ANNUITANT

The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). You may not change the Annuitant at any time. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is age 90.

If you select the Enhanced Beneficiary Protection (MAV) Death Benefit Option, Enhanced Beneficiary Protection (Annual Increase) Option or the Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the maximum age of any Annuitant on the Rider Application Date is age 90.

If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date.

If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome Plus Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is age 85. If you select the SureIncome For Life Withdrawal Benefit Option, the minimum and maximum ages of the oldest annuitant, if the Contract Owner is a non-living person, on the Rider Application Date are ages 50 and 79, respectively.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant’s life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT

Spousal Protection Benefit (Co-Annuitant) Option

Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option may name their spouse as a Co-Annuitant:

•  the individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA;

•  the Contract Owner must be age 90 or younger on the Rider Application Date;

•  the Co-Annuitant must be age 79 or younger on the Rider Application Date; and

•  the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit (Co-Annuitant) Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. See “Spousal Protection Benefit Option and Death of Co-Annuitant” for more information.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts.

Contracts that meet the following conditions and that elect the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts may name the spouse of the Annuitant as a Co-Annuitant:

•  the beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA;

• the Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA;

•  the Co-Annuitant must be the legal spouse of the Annuitant and only one Co-Annuitant may be named;

•  the Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA;

• the Annuitant must be age 90 or younger on the Rider Application Date; and

• the Co-Annuitant must be age 79 or younger on the Rider Application Date.

Under the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date or upon the death of the Co-Annuitant. The Co-Annuitant is not considered the beneficial owner of the Custodial Traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA. See “Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant” for more information.

BENEFICIARY

You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement (“Death Proceeds”) or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change.

Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the sole surviving Contract Owner dies, the new Beneficiary will be:

• your spouse or, if he or she is no longer alive,

• your surviving children equally, or if you have no surviving children,

• your estate.

If more than one Beneficiary survives you (or the Annuitant, if the Contract Owner is a grantor trust), we will divide the Death Proceeds among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the Death Proceeds in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract Owner is a grantor trust), the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person A”) has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant (“Living Person B”), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the Death Proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the Death Proceeds. Each Beneficiary will exercise all rights related to his or her share of the Death Proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT

Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign periodic income payments under your Contract.

Purchases

MINIMUM PURCHASE PAYMENTS

The minimum initial purchase payment for Non- Qualified Contracts is $10,000, ($2,000 for Contracts issued with an IRA or TSA). All subsequent purchase payments under a Contract must be $1,000 or more ($50 for automatic payments). For Allstate Advisor Plus Contracts, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling us at 1-800-457-7617.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CREDIT ENHANCEMENT

For Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the date we receive the completed application for the Contract (“Application Date”). If the oldest Contract Owner or oldest Annuitant is age 86 or older and both are 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. An additional Credit Enhancement will be added to your Contract if the cumulative purchase payments (including the purchase payment being made) less cumulative withdrawals exceed a certain threshold. The thresholds apply individually to each Allstate Advisor Plus Contract you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

Additional Credit Enhancement for Large Contracts	Cumulative Purchase Payments less Cumulative Withdrawals must exceed:
0.50% of the purchase payment	$ 500,000
1.00% of the purchase payment	$ 1,000,000

If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See “Trial Examination Period” below for details. The Allstate Advisor Plus Contract may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See “Expenses.” Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD

You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this “Right to Cancel,” the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. The amount you receive will be less applicable federal and state income tax withholding. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

For Allstate Advisor Plus Contracts, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation, but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss associated with your Variable Account purchase payments and with the full amount of the Credit Enhancement, including the deduction of mortality and expense risk charges and administrative expense charges.

We reserve the right to allocate your purchase payments to the Putnam VT Government Money Market – Class IB Sub-Account during the Trial Examination Period.

For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-Accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the Putnam VT Government Money Market – Class IB Sub-Account. On the next Valuation Date 40 days after the Issue Date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information.

Contract Value

On the Issue Date, the Contract Value is equal to your initial purchase payment (for Allstate Advisor Plus Contracts, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For Allstate Advisor Plus Contracts, we would credit your Contract additional Accumulation Units of the Variable Sub-Account to reflect the Credit Enhancement paid on your purchase payment. See “Credit Enhancement.” Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

• changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

• the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

You should refer to the prospectuses for the Funds for a description of how the assets of each Portfolio are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

TRUERETURNSM ACCUMULATION BENEFIT OPTION

We offer the TrueReturnSM Accumulation Benefit Option, which is available for an additional fee. The TrueReturn Option guarantees a minimum Contract Value on the “Rider Maturity Date.” The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See “Termination of the TrueReturn Option” below for details on termination.

The TrueReturn Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the TrueReturn Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the TrueReturn Option. Currently, you may have only one TrueReturn Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a TrueReturn Option, a Retirement Income Guarantee Option or a Withdrawal Benefit Option. The TrueReturn Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the Annuitant’s 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Option may be cancelled at any time on or after the 5th Rider Anniversary by notifying us in writing in a form satisfactory to us.

The “Rider Anniversary” is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The “Rider Period” begins on the Rider Date and ends on the Rider Maturity Date. The “Rider Date” is the date the TrueReturn Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. Each Model Portfolio Option available under a Guarantee Option has specific investment requirements that are described in the “Investment Requirements” section below and may depend upon the Rider Date of your TrueReturn Option. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Option may not be available in all states. We may discontinue offering the TrueReturn Option at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

Accumulation Benefit.

On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, then the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the Putnam VT Government Money Market – Class IB Sub-Account. You may transfer the excess amount out of the Putnam VT Government Money Market – Class IB Sub-Account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Option provides no additional benefit.

The “Accumulation Benefit” is equal to the Benefit Base multiplied by the AB Factor. The “AB Factor” is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

AB Factors
Rider Period (number of years)	Guarantee Option 1	Guarantee Option 2
8	100.0%	NA
9	112.5%	NA
10	125.0%	100.0%
11	137.5%	110.0%
12	150.0%	120.0%
13	162.5%	130.0%
14	175.0%	140.0%
15	187.5%	150.0%
16	200.0%	160.0%
17	212.5%	170.0%
18	225.0%	180.0%
19	237.5%	190.0%
20	250.0%	200.0%

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

Guarantee Option:	1
Rider Period:	15
AB Factor:	187.5%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$ 50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 187.5%
= $93,750

Example 2: Guarantee Option 2

Guarantee Option:	2
Rider Period:	15
AB Factor:	150.0%
Rider Date:	1/2/04
Rider Maturity Date:	1/2/19
Benefit Base on Rider Date:	$50,000
Benefit Base on rider Maturity Date:	$ 50,000

On the Rider Maturity Date (1/2/19):
Accumulation Benefit	= Benefit Base on Rider Maturity Date × AB Factor
= $50,000 × 150.0%
= $75,000

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See “Investment Requirements” below for more information.

Benefit Base.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the “Benefit Base” is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

•  The Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. Therefore, if you plan to make purchase payments after the first Contract Anniversary following the Rider Date, you should consider carefully whether this Option is appropriate for your needs.

•  The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by (b), with the result multiplied by (c), where:

(a) = the withdrawal amount;

(b) = the Contract Value immediately prior to the withdrawal; and

(c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

Investment Requirements.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option (“Model Portfolio Option”) you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a Model Portfolio Option available with the Guarantee Option you selected, as defined below; or

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest according to a Model Portfolio Option available with the Guarantee Option you selected; or

3)  to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2, TrueBalanceSM Model Portfolio Options, and Fidelity VIP Freedom Funds Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

Guarantee Option 1	Guarantee Option 2

Guarantee Option 1	Guarantee Option 2

* Model Portfolio Option 1

* TrueBalance Conservative Model Portfolio Option

* TrueBalance Moderately Conservative Model Portfolio Option

* Fidelity VIP Freedom Income Fund Model Portfolio Option

* Fidelity VIP Freedom 2010 Fund Model Portfolio Option

* Model Portfolio Option 2

* TrueBalance Conservative Model Portfolio Option

* TrueBalance Moderately Conservative Model Portfolio Option

* TrueBalance Moderate Model Portfolio Option

* TrueBalance Moderately Aggressive Model Portfolio Option

* TrueBalance Aggressive Model Portfolio Option

* Fidelity VIP Freedom Income Fund Model Portfolio Option

* Fidelity VIP Freedom 2010 Fund Model Portfolio Option

* Fidelity VIP Freedom 2020 Fund Model Portfolio Option

* Fidelity VIP Freedom 2030 Fund Model Portfolio Option

Note: The TrueBalance Model Portfolio Options were added to the TrueReturn Option on May 1, 2005. TrueBalance model portfolios selected prior to May 1, 2005, may not be used with the TrueReturn Option. The Fidelity VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note that only certain Fidelity VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table above.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-Accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

Model Portfolio Option 1

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1 under Guarantee Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective October 1, 2004, certain Variable Sub-Accounts under Model Portfolio 1 were reclassified into different asset categories. These changes apply to TrueReturn Options effective prior to and on or after October 1, 2004. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category(1):

Model Portfolio Option 1

20% Category A

50% Category B

30% Category C

0% Category D

Category A

Putnam VT Government Money Market Fund – Class IB Sub-Account

Category B

FTVIP Franklin U.S. Government Securities VIP Fund – Class 2 Sub-Account

Lord Abbett Series – Bond-Debenture Sub-Account

Oppenheimer Core Bond/VA – Service Shares Sub-Account

Oppenheimer Global Strategic Income/VA – Service Shares Sub-Account

Putnam VT High Yield – Class IB Sub-Account

Putnam VT Income – Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account

UIF U.S. Real Estate, Class II Sub-Account(8)

Category C

Fidelity® VIP Contrafund® – Service Class 2 Sub-Account

Fidelity® VIP Index 500 – Service Class 2 Sub-Account

Fidelity® VIP Mid Cap – Service Class 2 Sub-Account

FTVIP Franklin Growth and Income VIP Fund – Class 2 Sub-Account

FTVIP Franklin Income VIP Fund – Class 2 Sub-Account

FTVIP Franklin Large Cap Growth VIP Fund – Class 2 Sub-Account

FTVIP Franklin Small Cap Value VIP Fund – Class 2 Sub-Account

FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2 Sub-Account

FTVIP Franklin Mutual Shares VIP Fund – Class 2 Sub-Account

FTVIP Templeton Developing Markets VIP Fund – Class 2 Sub-Account

FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account

FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account(1)

FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account(1)

Lord Abbett Series – Fundamental Equity Sub-Account

Lord Abbett Series – Growth and Income Sub-Account

Lord Abbett Series – Growth Opportunities Sub-Account

Lord Abbett Series – Mid Cap Stock Sub-Account

Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Sub-Account(5)

Oppenheimer Conservative Balanced Fund/VA – Service(5)

Oppenheimer Capital Appreciation/VA – Service Shares Sub-Account(6)

Oppenheimer Main Street®/VA – Service Shares Sub-Account

Oppenheimer Main Street Small Cap Fund – Class 2 Shares Sub-Account

Putnam VT Equity Income – Class IB Sub-Account

Putnam VT Global Asset Allocation – Class IB Sub-Account

Putnam VT Growth and Income – Class IB Sub-Account

Putnam VT International Equity – Class IB Sub-Account

Putnam VT Investors – Class IB Sub-Account

Putnam VT Research – Class IB Sub-Account(2)

Putnam VT George Putnam Balanced Fund – Class IB

Putnam VT Global Utilities – Class IB Sub-Account(2)

Putnam VT Voyager – Class IB Sub-Account

Invesco V.I. Equity and Income – Series II Sub-Account

UIF Global Franchise, Class II Sub-Account

UIF Mid Cap Growth, Class II Sub-Account

Invesco V.I. American Value – Series I Sub-Account & Invesco V.I. American Value – Series II Sub-Account(3)

Invesco V. I Comstock – Series II Sub-Account

Invesco V. I. American Franchise – Series II Sub-Account

Invesco V. I. Growth and Income – Series II Sub-Account

Category D (Variable Sub-Accounts not available under Model Portfolio Option 1)

Fidelity® VIP Freedom Income – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2010 – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2020 – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2030 – Service Class 2 Sub-Account

Fidelity® VIP Growth Opportunities – Service Class 2 Sub-Account(7)
Oppenheimer Global Fund/VA – Class 2 Shares Sub-Account

Putnam VT Global Health Care – Class IB Sub-Account(2)

Putnam VT Multi-Cap Growth – Class IB Sub-Account(2)

UIF Growth, Class I Sub-Account(3)

UIF Growth, Class II Sub-Account(3)

UIF Small Company Growth, Class II Sub-Account

Invesco V. I. Mid Cap Growth – Series II Sub-Account(4)

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 1. We will use the percentage allocations as of your most recent instructions.

(1) The FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account and the FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2)  The Putnam VT Global Health Care – Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Multi-Cap Growth – Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research – Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Global Utilities – Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(3)  The UIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the UIF Growth, Class I Sub-Account and the Invesco V.I. American Value – Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account.

(4)  Effective May 1, 2006, the Invesco V.I. Mid Cap Growth – Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(5) Effective as of August 30, 2010, the Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Effective as of November 19, 2010, the Oppenheimer Conservative Balanced

/VA – Service Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date.

Contract Owners who had contract value invested in either Variable Sub-Account as of their respective closure dates may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure dates. Contract Owners who did not have contract value invested in either Variable Sub-Accounts as of their specified closure dates may not invest in the Variable Sub-Accounts.

(6) Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA – Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(7) On or about April 27, 2015, the Fidelity® VIP Growth Opportunities Portfolio – Service Class 2 acquired the Fidelity® VIP Growth Stock Portfolio – Service Class 2.

(8) Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

Model Portfolio Option 2

The investment requirements under Model Portfolio Option 2 depend on the Rider Date of your TrueReturn Option.

Model Portfolio Option 2 (Rider Date prior to October 1, 2004)

If your TrueReturn Option Rider Date is prior to October 1, 2004 and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004) and the Variable Sub-Accounts available under each category(1):

Model Portfolio Option 2

(Rider Date Prior to October 1, 2004)

10% Category A

20% Category B

50% Category C

20% Category D

Category A

Putnam VT Government Money Market Fund – Class IB Sub-Account

Category B

FTVIP Franklin U.S. Government Securities VIP Fund – Class 2 Sub-Account

Lord Abbett Series – Bond-Debenture Sub-Account

Oppenheimer Core Bond/VA – Service Shares Sub-Account

Oppenheimer Global Strategic Income/VA – Service Shares Sub-Account

Putnam VT High Yield – Class IB Sub-Account

Putnam VT Income – Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account

UIF U.S. Real Estate, Class II Sub-Account(8)

Category C

Fidelity® VIP Contrafund® – Service Class 2 Sub-Account

Fidelity® VIP Index 500 – Service Class 2 Sub-Account

Fidelity® VIP Mid Cap – Service Class 2 Sub-Account

FTVIP Franklin Growth and Income VIP Fund – Class 2 Sub-Account

FTVIP Franklin Income VIP Fund – Class 2 Sub-Account

FTVIP Franklin Large Cap Growth VIP Fund – Class 2 Sub-Account

FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2 Sub-Account

FTVIP Franklin Mutual Shares VIP Fund – Class 2 Sub-Account

FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account(1)

FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Accounts(1)

Lord Abbett Series – Fundamental Equity Sub-Account

Lord Abbett Series – Growth and Income Sub-Account

Lord Abbett Series – Growth Opportunities Sub-Account

Lord Abbett Series – Mid Cap Stock Sub-Account

Oppenheimer Conservative Balanced Fund/VA – Service(5)

Oppenheimer Main Street®/VA – Service Shares Sub-Account

Putnam VT Equity Income – Class IB Sub-Account

Putnam VT Global Asset Allocation – Class IB Sub-Account

Putnam VT Growth and Income – Class IB Sub-Account

Putnam VT Research – Class IB Sub-Account(2)

Putnam VT George Putnam Balanced Fund – Class IB Sub-Account

Putnam VT Global Utilities – Class IB Sub-Account(2)

Invesco V.I. Equity and Income – Series II Sub-Account

UIF Mid Cap Growth, Class II Sub-Account

Invesco V.I. American Value Fund – Series I Sub-Account and Invesco V.I. American Value Fund – Series II Sub-Account(3)

Invesco V.I. Comstock – Series II Sub-Account

Invesco V.I. Growth and Income Portfolio, Series II Sub-Account

Category D

Fidelity® VIP Growth Opportunities – Service Class 2 Sub-Account(7)

FTVIP Franklin Small Cap Value VIP Fund – Class 2 Sub-Account

FTVIP Templeton Developing Markets VIP Fund – Class 2 Sub-Account

FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account

Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares Sub-Account(5)

Oppenheimer Capital Appreciation/VA – Service Shares Sub-Account(6)

Oppenheimer Global Fund/VA – Class 2 Shares Sub-Account

Oppenheimer Main Street Small Cap®/VA – Service Shares Sub-Account

Putnam VT Global Health Care – Class IB Sub-Account(2)

Putnam VT International Equity – Class IB Sub-Account

Putnam VT Investors – Class IB Sub-Account

Putnam VT Multi-Cap Growth Fund – Class IB Sub-Account(2)

Putnam VT Voyager – Class IB Sub-Account

UIF Growth, Class I Sub-Account(3)

UIF Growth, Class II Sub-Account(3)

UIF Global Franchise, Class II Sub-Account

UIF Small Company Growth, Class II Sub-Account

Invesco V. I. American Franchise, Class II Sub-Account

Invesco V. I. Mid Cap Growth, Class II Sub-Account(4)

The following Variable Sub-Accounts are not available under Model Portfolio Option 2 (Rider Date Prior to October 1, 2004): Fidelity VIP Freedom Income – Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 – Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 – Service Class 2 Sub-Account and Fidelity VIP Freedom 2030 – Service Class 2 Sub-Account. Instead, the Fidelity VIP Freedom Funds are available as Model Portfolio Options (see table under Investment Requirements Above).

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-Account and return it to the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to October 1, 2004). We will use the percentage allocations as of your most recent instructions.

(1) The FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account and the FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2)  The Putnam VT Global Health Care – Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Multi-Cap Growth – Class IB Sub-Account (Category D under TrueReturn), the Putnam VT Research – Class IB Sub-Account (Category C under TrueReturn), and the Putnam VT Global Utilities – Class IB Sub-Account (Category C under TrueReturn) were offered only with Contracts issued prior to October 1, 2004, and closed to new investments effective October 1, 2004. If you add the TrueReturn Option to your Contract on or after October 1, 2004, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(3)  The UIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the UIF Growth, Class I Sub-Account and the Invesco V.I. American Value – Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account.

(4)  Effective May 1, 2006, the Invesco V.I. Mid Cap Growth – Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(5)  Effective as of August 30, 2010, the Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Effective as of November 19, 2010, the Oppenheimer Conservative Balanced /VA – Service Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date.

Contract Owners who had contract value invested in either Variable Sub-Account as of their respective closure dates may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure dates. Contract Owners who did not have contract value invested in either Variable Sub-Accounts as of their specified closure dates may not invest in the Variable Sub-Accounts.

(6) Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA – Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(7) On or about April 27, 2015, the Fidelity® VIP Growth Opportunities Portfolio – Service Class 2 acquired the Fidelity® VIP Growth Stock Portfolio – Service Class 2.

(8) Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

Rider Date on or after October 1, 2004

If your TrueReturn Option Rider Date is on or after October 1, 2004, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after October 1, 2004)(1):

Model Portfolio Option 2

(Rider Date on or after October 1, 2004)

Available

Fidelity® VIP Freedom Income – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2010 – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2020 – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2030 – Service Class 2 Sub-Account

Fidelity® VIP Contrafund® – Service Class 2 Sub-Account

Fidelity® VIP Index 500 – Service Class 2 Sub-Account

Fidelity® VIP Mid Cap – Service Class 2 Sub-Account

FTVIP Franklin Growth and Income VIP Fund – Class 2 Sub-Account

FTVIP Franklin Income VIP Fund – Class 2 Sub-Account

FTVIP Franklin Large Cap Growth VIP Fund – Class 2 Sub-Account

FTVIP Franklin Small Cap Value VIP Fund – Class 2 Sub-Account

FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2 Sub-Account

FTVIP Franklin U.S. Government Securities VIP Fund – Class 2 Sub-Account

FTVIP Franklin Mutual Shares VIP Fund – Class 2 Sub-Account

FTVIP Templeton Developing Markets VIP Fund – Class 2 Sub-Account

FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account

FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account(1)

FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account(1)

Lord Abbett Series – Fundamental Equity Sub-Account

Lord Abbett Series – Bond-Debenture Sub-Account

Lord Abbett Series – Growth and Income Sub-Account

Lord Abbett Series – Growth Opportunities Sub-Account

Lord Abbett Series – Mid Cap Stock Sub-Account

Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares Sub-Account(4)

Oppenheimer Conservative Balanced Fund/VA – Service(4)

Oppenheimer Core Bond/VA – Service Shares Sub-Account

Oppenheimer Capital Appreciation/VA – Service Shares Sub-Account(5)

Oppenheimer Main Street®/VA – Service Shares Sub-Account

Oppenheimer Main Street Small Cap®/VA – Service Shares Sub-Account

Oppenheimer Global Strategic Income/VA – Service Shares Sub-Account

Putnam VT Equity Income – Class IB Sub-Account

Putnam VT Global Asset Allocation – Class IB Sub-Account

Putnam VT Growth and Income – Class IB Sub-Account

Putnam VT High Yield – Class IB Sub-Account

Putnam VT Income – Class IB Sub-Account

Putnam VT International Equity – Class IB Sub-Account

Putnam VT Investors – Class IB Sub-Account

Putnam VT Government Money Market Fund – Class IB Sub-Account

Putnam VT George Putnam Balanced Fund – Class IB Sub-Account

Putnam VT Voyager – Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account

UIF Global Franchise, Class II Sub-Account

UIF Mid Cap Growth, Class II Sub-Account

Invesco V.I. American Value, Class I Sub-Account & Invesco V.I. American Value, Class II Sub-Account(2)

UIF U.S. Real Estate, Class II Sub-Account(6)

Invesco V.I. American Franchise – Series II Sub-Account

Invesco V.I. Comstock – Class II Sub-Account

Invesco V.I. Growth and Income – Series II Sub-Account

Excluded

Fidelity® VIP Growth Opportunities – Service Class 2 Sub-Account

Oppenheimer Global Fund/ VA – Class 2 Shares Sub-Account

UIF Growth, Class I Sub-Account &UIF Growth, Class II Sub-Account(2)

UIF Small Company Growth, Class II Sub-Account

Invesco V.I. Mid Cap Growth – Series II Sub-Account(3)

(1)  The FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account and the FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the TrueReturn Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the TrueReturn Option prior to adding the TrueReturn Option to your Contract.*

(2)  The UIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Generally Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the UIF Growth, Class I Sub-Account and the Invesco V.I. American Value – Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account.

(3)  Effective May 1, 2006, the Invesco V.I. Mid Cap Growth – Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(4)  Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date: Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares Sub-Account. Effective as of November 19, 2010, the Oppenheimer Conservative Balanced/VA – Service Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date.

Contract Owners who had contract value invested in these Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in these Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts.

(5) Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA – Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(6) Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account.. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add this TrueReturn Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with this TrueReturn Option prior to adding it to your Contract.

TrueBalanceSM Model Portfolio Options.

If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

Please note only certain TrueBalance Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

Cancellation of the TrueReturn Option.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

Death of Owner or Annuitant.

If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision of your Contract, as described on page 75 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

Rider Trade-In Option.

We offer a “Rider Trade-In Option” that allows you to cancel your TrueReturn Option and immediately add a new TrueReturn Option (“New Option”), provided all of the following conditions are met:

•  The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

• The New Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•  The New Option must be a TrueReturn Option that we make available for use with the Rider Trade-In Option.

•  The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Option:

• the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in;

•  the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

•  the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

• the Model Portfolio Options will be determined by the Model Portfolio Options offered with the Guarantee Options available with the New Option;

•  any waiting period for canceling the New Option will start again on the new Rider Date;

•  any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

•  the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

We are also making the Withdrawal Benefit Options available at the time of your first utilization of this TrueReturn Rider Trade-In Option. We may discontinue offering any of these Withdrawal Benefit Options under the Rider Trade-In Option with respect to new TrueReturn Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have a Withdrawal Benefit Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Option and immediately add a new SureIncome Option, a new SureIncome Plus Option, or a new SureIncome For Life Option, provided all of the following conditions are met:

•  The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. At our discretion, we reserve the right to extend the date at which time the trade-in may occur up to the 10th anniversary of the Rider Date at any time. Any change we make will not apply to a TrueReturn Option that was added to your Contract prior to the implementation date of the change.

• The new Withdrawal Benefit Option will be made a part of your Contract on the date the existing TrueReturn Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•  The new Withdrawal Benefit Option must be a Withdrawal Benefit Option that we make available for use with this Rider Trade-In Option.

• The issue requirements and terms and conditions of the new Withdrawal Benefit Option must be met as of the date the new Withdrawal Benefit Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option by utilizing the Rider Trade-In Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For other Withdrawal Benefit Options that may be selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

You should consult with your sales representative before trading in your TrueReturn Option.

Termination of the TrueReturn Option.

The TrueReturn Option will terminate on the earliest of the following to occur:

•  on the Rider Maturity Date;

•  on the Payout Start Date;

•  on the date your Contract is terminated;

•  on the date the Option is cancelled;

• on the date we receive a Complete Request for Settlement of the Death Proceeds; or

•  on the date the Option is replaced with a New Option under the Rider Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

Fidelity VIP Freedom Funds Model Portfolio Options.

If you choose one of the Fidelity VIP Freedom Funds Model Portfolio Options or transfer your entire Contract Value into one of the Fidelity VIP Freedom Funds Model Portfolio Options we will invest your Contract Value entirely into the Fidelity VIP Freedom Sub-Account associated with the Fidelity VIP Freedom Funds Model Portfolio Option you have currently selected. The following table lists the Fidelity VIP Freedom Sub-Account associated with each Fidelity VIP Freedom Funds Model Portfolio Option:

Fidelity VIP Freedom Funds Model Portfolio Options	Fidelity VIP Freedom Sub-Account
Fidelity VIP Freedom Income Fund Model Portfolio Option	Fidelity VIP Freedom Income – Service Class 2 Sub-Account
Fidelity VIP Freedom 2010 Fund Model Portfolio Option	Fidelity VIP Freedom 2010 – Service Class 2 Sub-Account
Fidelity VIP Freedom 2020 Fund Model Portfolio Option	Fidelity VIP Freedom 2020 – Service Class 2 Sub-Account
Fidelity VIP Freedom 2030 Fund Model Portfolio Option	Fidelity VIP Freedom 2030 – Service Class 2 Sub-Account

The Fidelity VIP Freedom Funds Model Portfolio Options are available as Model Portfolio Options under Guarantee Option 1 and Guarantee Option 2 (Rider Date prior to October 1, 2004). For Guarantee Option 2 (Rider Date on or after October 1, 2004), the Fidelity VIP Freedom Funds are part of the available Variable Sub-Accounts listed under Model Portfolio Option 2. Please note only certain Fidelity VIP Freedom Funds Model Portfolio Options are available with your TrueReturn Option as summarized in the table under Investment Requirements above.

WITHDRAWAL BENEFIT OPTIONS

“Withdrawal Benefit Options” is used to refer collectively to the SureIncome Withdrawal Benefit Option, the SureIncome Plus Withdrawal Benefit Option, and the SureIncome For Life Withdrawal Benefit Option. “Withdrawal Benefit Option” is used to refer to any one of the Withdrawal Benefit Options.

Some broker-dealers or banks may limit the availability of one or more Withdrawal Benefit Option. Your individual sales representative will describe any limitations to you.

SUREINCOME WITHDRAWAL BENEFIT OPTION

We offer the SureIncome Withdrawal Benefit Option (“SureIncome Option”), which is available for an additional fee.

The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” until the “Benefit Base” (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract owner as described below under the “Withdrawal Benefit Payout Phase”.

For purposes of the SureIncome Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The “Rider Date” is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Option. Currently, you may have only one Withdrawal Benefit Option (SureIncome, SureIncome Plus or SureIncome For Life) in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state.) The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

We may discontinue offering, at any time without prior notice, the SureIncome Option to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

•  The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options); or

•  The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option (see “Rider Trade-In Option” below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

•  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

• If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

•  The Benefit Payment immediately prior to the withdrawal; or

•  The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

•  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

• If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

•  The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•  The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the “Contract Owner and Assignment of Payments or Interest” section below.

If the Benefit Base is reduced to zero, this SureIncome Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix H.

Contract Owner and Assignment of Payments or Interest

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.

Cancellation of the SureIncome Option

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any such change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

Rider Trade-In Option

We offer a “Rider Trade-In Option” that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option (“New SureIncome Option”). We currently offer the SureIncome Option or SureIncome Plus Withdrawal Benefit Option as New SureIncome Options available under the Rider Trade-In Option. We may also offer other Options (“New Options”) under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion. If we do so, SureIncome Options issued prior to this time will continue to have a Withdrawal Benefit Option and TrueReturn Option available at the time of the first utilization of this SureIncome Rider Trade-In Option.

This Rider Trade-in Option is available provided all of the following conditions are met:

•  The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

• The New SureIncome Option or any New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

•  The New SureIncome Option or any New Option must be an Option that we make available for use with this Rider Trade-In Option.

• The issue requirements and terms and conditions of the New SureIncome Option or the New Option must be met as of the date any such Option is made a part of your Contract. Currently, if you select the SureIncome or SureIncome Plus Withdrawal Benefit Option utilizing the Rider Trade-in Option, the maximum age of any Contract Owner or Annuitant on the Rider Application Date is age 85. For a New SureIncome Option or New Option that may be offered and selected in the future utilizing the Rider Trade-In Option, issue age requirements may differ.

If the New Option is a New SureIncome Option, it must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

You should consult with your sales representative before trading in your SureIncome Option.

Death of Owner or Annuitant

If the Owner or Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Option will continue unless the new Owner elects to cancel the SureIncome Option. If the SureIncome Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Option below. If the Contract is not continued, then the SureIncome Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

Termination of the SureIncome Option

The SureIncome Option will terminate on the earliest of the following to occur:

• The Benefit Base is reduced to zero;

•  On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•  On the date the Contract is terminated;

•  On the date the SureIncome Option is cancelled;

•  On the date we receive a Complete Request for Settlement of the Death Proceeds; or

•  On the date the SureIncome Option is replaced with a New Option under the Rider Trade-In Option.

SUREINCOME PLUS WITHDRAWAL BENEFIT OPTION

We offer the SureIncome Plus Withdrawal Benefit Option (“SureIncome Plus Option”), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome Plus Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, that total an amount equal to your purchase payments plus any applicable credit enhancements, subject to certain restrictions. Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (see defined terms below). The SureIncome Plus Option also provides an additional death benefit option.

The SureIncome Plus Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” until the “Benefit Base” (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the “Withdrawal Benefit Payout Phase”. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome Plus Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit”). This death benefit option is described below under “Death of Owner or Annuitant” and in the Death Benefits section starting on page 71.

For purposes of the SureIncome Plus Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Plus Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The “Rider Date” is the date the SureIncome Plus Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome Plus Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Plus Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome Plus Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may not have more than one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome Plus Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state.) The SureIncome Plus Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Plus Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Plus Option may not be cancelled at any time.

We may discontinue offering the SureIncome Plus Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Plus Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Plus Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Plus Option, it cannot be changed after the Rider Date.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any purchase payments or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

• The Contract Value multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Plus Options); or

•  The value of the Benefit Payment of the previous Withdrawal Benefit Option (attached to your Contract) which is being terminated under a rider trade-in option, if applicable. See Rider Trade-In Option, above, under SureIncome Withdrawal Benefit Option for more information.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

• If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

•  If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

• The Benefit Payment immediately prior to the withdrawal; or

• The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

•  The Benefit Payment following the application of all purchase payments and withdrawals on that Contract Anniversary; and

• The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals, and expenses multiplied by the Withdrawal Benefit Factor.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Plus Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

•  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

• If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

•  The Contract Value immediately prior to the withdrawal less the amount of the withdrawal; or

•  The Benefit Base immediately prior to the withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

•  The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

•  The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

The Benefit Base may also be reduced in other situations as detailed in the “Contract Owner and Assignment of Payments or Interest” section below.

If the Benefit Base is reduced to zero, this SureIncome Plus Option will terminate.

For numerical examples that illustrate how the values defined under the SureIncome Plus Option are calculated, see Appendix I.

Contract Owner and Assignment of Payments or Interest

If you change the Contract Owner or assign any payments or interest under the Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value or the Benefit Base at the time of assignment.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Plus Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the commencement of the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e., if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be less than each of the previous payments. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome Plus Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome Plus Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.

Death of Owner or Annuitant

If the Owner or the Annuitant dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome Plus Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D above, then the SureIncome Plus Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

If the Contract death settlement options are governed by an Endorsement and such Endorsement allows for the continuation of the Contract upon the death of the Owner or Annuitant by the spouse, the SureIncome Plus Option will continue unless the new Owner elects to cancel the SureIncome Plus Option. If the SureIncome Plus Option is continued, it will remain in effect until terminated pursuant to Termination of the SureIncome Plus Option below. If the Contract is not continued, then the SureIncome Plus Option will terminate on the date we received a complete request for settlement of the Death Proceeds.

The SureIncome Plus Option also makes available the SureIncome ROP Death Benefit. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

•  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

•  If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

• The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•  The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome Plus Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome Plus Option is calculated, see Appendix I.

Refer to the Death Benefits section (page 71) for more details on the SureIncome ROP Death Benefit.

Termination of the SureIncome Plus Option

The SureIncome Plus Option will terminate on the earliest of the following to occur:

• The Benefit Base is reduced to zero;

•  On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•  On the date the Contract is terminated;

•  On the date the SureIncome Plus Option is cancelled as detailed under Death of Owner or Annuitant above; or

•  On the date we receive a Complete Request for Settlement of the Death Proceeds.

SUREINCOME FOR LIFE WITHDRAWAL BENEFIT OPTION

We offer the SureIncome For Life Withdrawal Benefit Option (“SureIncome For Life Option”), except in a limited number of states where it is not currently available, for an additional fee. The SureIncome For Life Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals, which may increase during the first 10 years of the Option, as long as the SureIncome Covered Life is alive, subject to certain restrictions. Therefore, regardless of subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until the death of the SureIncome Covered Life (as defined below), subject to certain restrictions. The SureIncome For Life Option also provides an additional death benefit option.

The SureIncome For Life Option guarantees an amount up to the “Benefit Payment Remaining” which will be available for withdrawal from the Contract each “Benefit Year” as long as the SureIncome Covered Life is alive, subject to certain restrictions. The “SureIncome Covered Life” is the oldest Contract Owner, or the oldest Annuitant if the Contact Owner is a non-living entity, on the Rider Date. If the Contract Value is reduced to zero and the Benefit Payment is still greater than zero, we will distribute an amount equal to the Benefit Payment each year to the Contract Owner as described below under the “Withdrawal Benefit Payout Phase” as long as the SureIncome Covered Life is alive. Prior to the commencement of the Withdrawal Benefit Payout Phase, the SureIncome For Life Option also provides an additional death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit”). This Option is described below under “Death of Owner or Annuitant” and in the Death Benefits section starting on page 71.

For purposes of the SureIncome For Life Option, “withdrawal” means the gross amount of a withdrawal before any applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome For Life Option, we do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The “Rider Date” is the date the SureIncome For Life Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year is identical to the Contract Year.

The SureIncome For Life Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome For Life Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the SureIncome For Life Option. Currently, you may have only one Withdrawal Benefit Option in effect on your Contract at one time. You may only have one of the following in effect on your Contract at the same time: a Withdrawal Benefit Option, a TrueReturn Option, or a Retirement Income Guarantee Option. The SureIncome For Life Option is only available if the oldest Contract Owner or the oldest Annuitant, if the Contract Owner is a non-living entity (i.e., the SureIncome Covered Life) is between the ages of 50 and 79, inclusive, on the effective date of the Rider (the “Rider Application Date”). (The maximum age may depend on your state.) The SureIncome For Life Option may not be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome For Life Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome For Life Option may not be cancelled at any time.

We may discontinue offering the SureIncome For Life Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome For Life Option prior to the date of discontinuance.

Withdrawal Benefit Factor

The “Withdrawal Benefit Factor” is used to determine the “Benefit Payment” and Benefit Payment Remaining. Prior to the earlier of the date of the first withdrawal after the issuance of the SureIncome For Life Option or the date the Contract enters the Withdrawal

Benefit Payout Phase, the Withdrawal Benefit Factor used in these determinations may change as shown below. Generally speaking, during this period the Withdrawal Benefit Factor will increase as the SureIncome Covered Life grows older. On the earlier of the date of the first withdrawal after the issuance of the SureIncome for Life Option or the date the Contract enters the Withdrawal Benefit Payout Phase, the Withdrawal Benefit Factor will be fixed at the then applicable rate, based on the then current attained age of the SureIncome Covered Life, and will be used in all subsequent determinations of Benefit Payments and Benefit Payments Remaining. After this date the Withdrawal Benefit Factor will not change.

We currently offer the following Withdrawal Benefit Factors:

Attained Age of SureIncome Covered Life	Withdrawal Benefit Factor
50 – 59	4%
60 – 69	5%
70 +	6%

The Withdrawal Benefit Factors and age ranges applicable to your Contract are set on the Rider Date. They cannot be changed after the SureIncome For Life Option has been added to your Contract. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome For Life Options, change the age ranges to which they apply, and/or to eliminate currently available Withdrawal Benefit Factors.

Benefit Payment and Benefit Payment Remaining

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base and your SureIncome ROP Death Benefit by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary are applied to the Benefit Year that just ended on that Contract Anniversary.

The Benefit Payment Remaining is equal to the Benefit Payment at the beginning of each Benefit Year.

On the Rider Date, the Benefit Payment is equal to the Contract Value multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life.

After the Rider Date, the Benefit Payment and Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life. On the date of the first withdrawal after the Rider Date the Benefit Payment and Benefit Payment Remaining will equal the Withdrawal Benefit Factor based on the current attained age of the SureIncome Covered Life multiplied by the Benefit Base immediately after application of any purchase payments, but prior to the withdrawal on that date. The Withdrawal Benefit Factor used in all future calculations will not change.

After the first withdrawal, the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor. The Benefit Payment Remaining is reduced by the amount of any withdrawal. The Benefit Payment Remaining will never be less than zero.

After the first withdrawal, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) multiplied by the Withdrawal Benefit Factor. The Benefit Payment is affected by withdrawals as follows:

•  If a withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

• If a withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

•  The Benefit Payment immediately prior to the withdrawal; or

•  The Benefit Base immediately after the withdrawal multiplied by the Withdrawal Benefit Factor.

If the Benefit Payment is reduced to zero, the SureIncome For Life Option will terminate.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Payment may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Payment will be recalculated to the greater of:

• The Benefit Payment following application of all purchase payments and withdrawals on that Contract Anniversary; or

•  The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses, multiplied by the Withdrawal Benefit Factor currently applicable.

The Benefit Payment Remaining at the time of a withdrawal during a calendar year will be increased on a nondiscriminatory basis in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. The Benefit

Payment Remaining will be increased by the excess of the IRS minimum distribution required on the Contract as calculated at the end of the previous calendar year and the Benefit Payment at the end of the previous calendar year. For the purposes of this calculation, the Benefit Payment Remaining will not be increased if a Withdrawal Benefit Option was not attached to this Contract as of the end of the previous calendar year. Note that any systematic withdrawal programs designed to satisfy IRS minimum distribution requirements may need to be modified to ensure guarantees under this Option are not impacted by the withdrawals. This modification may result in uneven payment amounts throughout the year.

Benefit Base

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome For Life Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

•  If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

• If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

•  The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

•  The Benefit Base immediately prior to withdrawal less the amount of the withdrawal (this value cannot be less than zero).

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge that may be applicable.

On each of the ten Contract Anniversaries after the Rider Date, the amount of the Benefit Base may be increased based upon the maximum anniversary value of the Contract according to the following calculation. The Benefit Base will be recalculated to the greater of:

•  The Benefit Base following the application of all purchase payments and withdrawals on that Contract Anniversary; and

• The Contract Value on that Contract Anniversary, following the application of all purchase payments, withdrawals and expenses.

For numerical examples that illustrate how the values defined under the SureIncome For Life Option are calculated, see Appendix J.

Contract Value

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Payment is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome For Life Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

Withdrawal Benefit Payout Phase

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase.

The “Withdrawal Benefit Payout Start Date” is the date the Withdrawal Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends. No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase of the Contract can be made after the Withdrawal Benefit Payout Start Date. Since the Accumulation Phase of the Contract ends at this point, the SureIncome ROP Death Benefit no longer applies.

Under the Withdrawal Benefit Payout Phase, the Payout Start Date is the first day of the next Benefit Year after the Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates on a nondiscriminatory basis without prior notice.

During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested. The request must be in a form acceptable to us and processed by us before the first payment is made. (The amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4.) Payments will be made until the later of the death of the SureIncome Covered Life or over a period certain based on the total payments made equaling at least the Benefit Base on the Payout Start Date. If your Contract is subject to Internal Revenue Code Section 401(a)(9), the period certain cannot exceed that which is required by such section and the regulations promulgated thereunder. Therefore, the amount of each payment under the SureIncome For Life Option may be larger during the period certain so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is subject to Internal Revenue Code Section 401(a)(9), we will not permit a change in the payment frequency or level.

If your Contract is not subject to Internal Revenue Code Section 401(a)(9), we reserve the right to allow other payment frequencies or levels on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

If the Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or take any other actions associated with the Accumulation Phase after the commencement of the Withdrawal Benefit Payout Start Date.

Investment Requirements

If you add a SureIncome For Life Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. These requirements are described in “Investment Requirements (Applicable to All Withdrawal Benefit Options)” below.

Death of Owner or Annuitant

If the SureIncome Covered Life dies during the Accumulation Phase of the Contract, the SureIncome For Life Option will terminate on the date of the SureIncome Covered Life’s death. If the Contract Owner or the Annuitant who is not the SureIncome Covered Life dies and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provisions of your Contract, then the SureIncome For Life Option will continue unless the Contract Owner (or new Contract Owner) elects to cancel the SureIncome For Life Option. If the SureIncome For Life Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome For Life Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.

The SureIncome For Life Option also makes available the SureIncome ROP Death Benefit. The SureIncome ROP Death Benefit is only available upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable. On the Rider Date, the SureIncome ROP Death Benefit is equal to the Contract Value. After the Rider Date, the SureIncome ROP Death Benefit will be increased by purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) and decreased by withdrawals as follows:

• If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be reduced by the amount of the withdrawal.

•  If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the SureIncome ROP Death Benefit will be the lesser of:

• The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

• The SureIncome ROP Death Benefit immediately prior to withdrawal less the amount of the withdrawal.

As used in the above calculation, Contract Value incorporates the impact of any purchase payments (and Credit Enhancements in the case of Allstate Advisor Plus Contracts) received on the date of this withdrawal, but before the application of any SureIncome For Life Withdrawal Benefit Option Fee, Spousal Protection Benefit Option Fee, Spousal Protection Benefit Option for Custodial Individual Retirement Accounts Fee or Contract Maintenance Charge applicable.

For numerical examples that illustrate how the SureIncome ROP Death Benefit under the SureIncome For Life Option is calculated, see Appendix J.

Refer to the Death Benefits section page 71 for more details on the SureIncome ROP Death Benefit.

Termination of the SureIncome For Life Option

The SureIncome For Life Option will terminate on the earliest of the following to occur:

• The Benefit Payment is reduced to zero;

• On the Payout Start Date (except if the Contract enters the Withdrawal Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

•  On the date the Contract is terminated;

•  On the date the SureIncome Covered Life is removed from the Contract for any reason, and is no longer a Contract Owner or Annuitant under the Contract (if the Covered Life continues as only the Beneficiary, the Option will terminate);

•  On the date the SureIncome For Life Option is cancelled as detailed under Death of Owner or Annuitant section above;

• On the date we receive a Complete Request for Settlement of the Death Proceeds; or

• On the date the SureIncome Covered Life dies if the SureIncome Covered Life dies prior to the Payout Start Date.

INVESTMENT REQUIREMENTS (APPLICABLE TO ALL WITHDRAWAL BENEFIT OPTIONS)

If you add a Withdrawal Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your current Model Portfolio Option and your Withdrawal Benefit Factor(s). These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a Withdrawal Benefit Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a New SureIncome Option or to a New Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future including specific model portfolio options (“Model Portfolio Options”) as described below available only to certain Withdrawal Benefit Factors.

When you add a Withdrawal Benefit Option to your Contract, you must allocate your entire Contract Value as follows:

1)  to a Model Portfolio Option available as described below;

2)  to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and interest to an available Model Portfolio Option; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options to which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalanceSM Model Portfolio Options sections of this prospectus for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

* Model Portfolio Option 1

* TrueBalance Conservative Model Portfolio Option

* TrueBalance Moderately Conservative Model Portfolio Option

* TrueBalance Moderate Model Portfolio Option

* TrueBalance Moderately Aggressive Model Portfolio Option

* TrueBalance Aggressive Model Portfolio Option

Note: The TrueBalance Model Portfolio Options were first made available in connection with a Withdrawal Benefit Option on May 1, 2005. Any TrueBalance model portfolios offered under the TrueBalance Asset Allocation Program prior to May 1, 2005, may not be used in connection with a Withdrawal Benefit Option.

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding a Withdrawal Benefit Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the “Dollar Cost Averaging Fixed Account Option” section of this prospectus for more information. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account, any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections for your Model Portfolio Option.

Any subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment (for Model Portfolio Option 1) or the percentage allocation for your current Model Portfolio Option (for TrueBalance Model Portfolio Options) unless you request that the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $100 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all investment alternatives, unless you request otherwise.

Model Portfolio Option 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, we have divided the Variable Sub-Accounts into two separate categories: “Available” and “Excluded.” Currently, you may allocate up to 100% of your Contract Value to the Available Variable Sub-Accounts in any manner you choose. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows(1):

Available

Fidelity® VIP Freedom Income – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2010 – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2020 – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2030 – Service Class 2 Sub-Account

Fidelity® VIP Contrafund® – Service Class 2 Sub-Account

Fidelity® VIP Index 500 – Service Class 2 Sub-Account

Fidelity® VIP Mid Cap – Service Class 2 Sub-Account

FTVIP Franklin Growth and Income VIP Fund – Class 2 Sub-Account

FTVIP Franklin Income VIP Fund – Class 2 Sub-Account

FTVIP Franklin Large Cap Growth VIP Fund – Class 2 Sub-Account

FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2 Sub-Account

FTVIP Franklin Small Cap Value VIP Fund – Class 2 Sub-Account

FTVIP Franklin U.S. Government Securities VIP Fund – Class 2 Sub-Account

FTVIP Franklin Mutual Shares VIP Fund – Class 2 Sub-Account

FTVIP Templeton Developing Markets VIP Fund – Class 2 Sub-Account

FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account

FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account(1)

FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account(1)

Lord Abbett Series – Fundamental Equity Sub-Account

Lord Abbett Series – Bond-Debenture Sub-Account

Lord Abbett Series – Growth and Income Sub-Account

Lord Abbett Series – Growth Opportunities Sub-Account

Lord Abbett Series – Mid Cap Stock Sub-Account

Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares Sub-Account(4)

Oppenheimer Conservative Balanced Fund/ VA – Service(4)

Oppenheimer Core Bond/VA – Service Shares Sub-Account

Oppenheimer Capital Appreciation/VA – Service Shares Sub-Account(5)

Oppenheimer Main Street®/VA – Service Shares Sub-Account

Oppenheimer Main Street Small Cap Fund/VA – Class 2 Shares Sub-Account

Oppenheimer Global Strategic Income/VA – Service Shares Sub-Account

Putnam VT Equity Income – Class IB Sub-Account

Putnam VT Global Asset Allocation – Class IB Sub-Account

Putnam VT Growth and Income – Class IB Sub-Account

Putnam VT High Yield – Class IB Sub-Account

Putnam VT Income – Class IB Sub-Account

Putnam VT International Equity – Class IB Sub-Account

Putnam VT Investors – Class IB Sub-Account

Putnam VT Government Money Market Fund – Class IB Sub-Account

Putnam VT George Putnam Balanced Fund – Class IB Sub-Account

Putnam VT Voyager – Class IB Sub-Account

UIF Emerging Markets Debt, Class II Sub-Account

UIF Global Franchise, Class II Sub-Account

UIF Mid Cap Growth, Class II Sub-Account

Invesco V.I. American Value, Class I Sub-Account & Invesco V.I. American Value, Class II Sub-Account(2)

UIF U.S. Real Estate, Class II Sub-Account(6)

Invesco V.I. American Franchise – Series II Sub-Account

Invesco V.I. Comstock – Series II Sub-Account

Invesco V.I. Growth and Income – Series II Sub-Account

Excluded

Fidelity® VIP Growth Opportunities – Service Class 2 Sub-Account

Oppenheimer Global Fund/VA – Class 2 Shares Sub-Account

UIF Growth, Class I Sub-Account &UIF Growth, Class II Sub-Account(2)

UIF Small Company Growth, Class II Sub-Account

Invesco V. I. Mid Cap Growth – Series II Sub-Account(3)

(1) The FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account and the FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Account, which were closed to new investments effective May 1, 2003, are not available with the SureIncome Option. You must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts offered with the SureIncome Option prior to adding the SureIncome Option to your Contract.*

(2)  The Invesco V.I. American Value – Series II Sub-Account is offered with Contracts issued on or after May 1, 2004. Generally Contract Owners of Contracts issued prior to May 1, 2004, may invest only in the Invesco V.I. American Value – Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account.

(3)  Effective May 1, 2006, the Invesco V.I. Mid Cap Growth – Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.*

(4) Effective as of August 30, 2010, the Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date. Effective as of November 19, 2010, the Oppenheimer Conservative Balanced/VA – Service Shares Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date.

Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the indicated Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts.

(5) Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA – Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(6) Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If prior to the effective close date, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing or dollar cost averaging, we will continue to effect automatic transactions to these Variable Sub-Accounts in accordance with that program unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. Outside of these automatic transaction programs, additional allocations will not be allowed. If you choose to add any Withdrawal Benefit Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with a Withdrawal Benefit Option prior to adding it to your Contract.

TrueBalanceSM Model Portfolio Options.

If you choose one of the TrueBalanceSM Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalanceSM Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts that comprise that TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the “TrueBalanceSM Asset Allocation Program” section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added a Withdrawal Benefit Option to your Contract.

Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to various Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the underlying Portfolio prospectuses, please contact us at 1-800-457-7617 or go to www.accessallstate.com.

* Certain Variable Sub-Accounts may not be available depending on the date you purchased your Contract. In addition, Certain Variable Sub-Accounts are closed to Contract Owners not invested in the specified Variable Sub-Accounts by a designated date. Please see page 43 for more information.

Portfolio:	Each Portfolio Seeks:	Investment Adviser:
Fidelity ® VIP Contrafund® Portfolio – Service Class 2	Long-term capital appreciation	Fidelity Management & Research Company (FMR)
Fidelity ® VIP Freedom 2010 Portfolio – Service Class 2	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Fidelity Management & Research Company (FMR)
Fidelity ® VIP Freedom 2020 Portfolio – Service Class 2	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Fidelity ® VIP Freedom 2030 Portfolio – Service Class 2	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond
Fidelity ® VIP Freedom Income Portfolio – Service Class 2	High total return with a secondary objective of principal preservation	Fidelity Management & Research Company (FMR)
Fidelity ® VIP Growth Opportunities Portfolio – Service Class 2(7)	Capital growth
Fidelity ® VIP Index 500 Portfolio – Service Class 2	Investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the Standard & Poor’s 500(SM) Index (“S&P 500”)
Fidelity ® VIP Mid Cap Portfolio – Service Class 2	Long-term growth of capital
FTVIP Franklin Growth and Income VIP Fund – Class 2	Capital appreciation with current income as a secondary goal.	Franklin Advisers, Inc.
FTVIP Franklin Income VIP Fund – Class 2	Maximize income while maintaining prospects for capital appreciation.
FTVIP Franklin Large Cap Growth VIP Fund – Class 2	Capital appreciation
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2(1)	Long-term capital growth.
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2	Income
FTVIP Templeton Global Bond VIP Fund – Class 2(1)	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
FTVIP Franklin Small Cap Value VIP Fund – Class 2	Long-term total return.	Franklin Advisory Services, LLC
FTVIP Mutual Global Discovery VIP Fund – Class 2	Capital appreciation	Franklin Mutual Advisers, LLC
FTVIP Mutual Shares VIP Fund – Class 2	Capital appreciation with income as a secondary goal
FTVIP Templeton Developing Markets VIP Fund – Class 2	Long-term capital appreciation.	Templeton Asset Management Ltd.
FTVIP Templeton Foreign VIP Fund – Class 2	Long-term capital growth.	Templeton Investment Counsel, LLC
Lord Abbett Series Fund Inc. – Fundamental Equity Portfolio	Long-term growth of capital and income without excessive fluctuations in market value	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Inc. – Bond-Debenture Portfolio	High current income and the opportunity for capital appreciation to produce a high total return
Lord Abbett Series Fund Inc. – Growth and Income Portfolio	Long-term growth of capital and income without excessive fluctuations in market value
Lord Abbett Series Fund Inc. – Growth Opportunities Portfolio	Capital appreciation
Lord Abbett Series Fund Inc. – Mid Cap Stock Portfolio	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace

Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2(5)	Capital appreciation.	OppenheimerFunds, Inc.
Oppenheimer Conservative Balanced Fund/VA – Service	Total return.
Oppenheimer Core Bond Fund/VA – Service Shares	Total return.
Oppenheimer Capital Appreciation Fund/VA – Class 2(6)	Capital appreciation.
Oppenheimer Global Fund/VA – Class 2 Shares	Capital appreciation.
Oppenheimer Main Street Fund®/VA – Service Shares	Capital appreciation.
Oppenheimer Main Street Small Cap Fund/VA – Class 2 Shares	Capital appreciation.
Oppenheimer Global Strategic Income Fund/VA – Service Shares	Total return.
Putnam VT Equity Income Fund – Class IB	Capital growth and current income.	Putnam Investment Management, LLC (“Putnam Management”)
Putnam VT George Putnam Balanced Fund – Class IB	A balanced investment composed of a well diversified portfolio of stocks and bonds, which produce both capital growth and current income.
Putnam VT Global Asset Allocation Fund – Class IB	Long-term return consistent with the preservation of capital.

Portfolio:	Each Portfolio Seeks:	Investment Adviser:
Putnam VT Growth and Income Fund – Class IB	Capital growth and current income.
Putnam VT Global Health Care Fund – Class IB(2)	Capital appreciation.
Putnam VT High Yield Fund – Class IB	High current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam VT Income Fund – Class IB	High current income consistent with what Putnam Management believes to be prudent risk.
Putnam VT International Equity Fund – Class IB	Capital appreciation.
Putnam VT Investors Fund – Class IB	Long-term growth of capital and any increased income that results from this growth.
Putnam VT Government Money Market Fund – Class IB9 (formerly, Putnam VT Money Market Fund – Class B)	As high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.
Putnam VT Multi-Cap Growth Fund – Class IB(2)	Long-term capital appreciation.
Putnam VT Research Fund – Class IB(2)	Capital appreciation.
Putnam VT Global Utilities Fund – Class IB(2)	Capital growth and current income.
Putnam VT Voyager Fund – Class IB	Capital appreciation.
UIF Growth Portfolio, Class I & UIF Growth Portfolio, Class II(4)	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.	Morgan Stanley Investment Management Inc.
UIF Emerging Markets Debt Portfolio, Class II	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
UIF Global Franchise Portfolio, Class II	Long-term capital appreciation.
UIF Mid Cap Growth Portfolio, Class II	Long-term capital growth by investing primarily in common stocks and other equity securities.
UIF Small Company Growth Portfolio, Class II	Long-term capital appreciation by investing primarily in growth-oriented equity securities of small companies.
UIF U.S. Real Estate Portfolio, Class II(8)	Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
Invesco V. I. American Franchise Fund – Series II	Capital growth.	Invesco Advisers, Inc.
Invesco V.I. Comstock Fund – Series II	Capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
Invesco V.I. Equity and Income Portfolio – Series II	Capital appreciation and current income.
Invesco V.I. Growth and Income Fund – Series II	Long-term growth of capital and income.
Invesco V.I. Mid Cap Growth Fund – Series II(3)	Capital growth
Invesco V.I. American Value Fund – Series I & Invesco V.I. American Value Fund – Series II(4)	Above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities.

(1) Effective May 1, 2003, the FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2 Sub-Account and the FTVIP Templeton Global Bond VIP Fund – Class 2 Sub-Accounts are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts you may continue those investments. If, prior to May 1, 2003, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(2) Effective October 1, 2004, the Putnam VT Global Health Care – Class IB Sub-Account, Putnam VT Multi-Cap Growth – Class IB Sub-Account, Putnam VT Research – Class IB Sub-Account and the Putnam VT Global Utilities – Class IB Sub-Account Portfolios are no longer available for new investments. If you are currently invested in these Variable Sub-Accounts, you may continue your investment. If, prior to October 1, 2004, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into these Variable Sub-Accounts in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(3) Effective May 1, 2006, the Invesco V.I. Mid Cap Growth Portfolio – Series II no longer available for new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio you may continue your investment. If, prior to May 1, 2006, you enrolled in one of our automatic transaction programs, such as automatic additions, portfolio rebalancing, or dollar cost averaging, we will continue to effect automatic transactions into the Variable Sub-Account in accordance with that program. Outside of these automatic transaction programs, additional allocations will not be allowed.

(4)  The Variable Sub-Accounts that invest in the UIF Growth Portfolio, Class II and the Invesco V.I. American Value Fund – Series II are offered with Contracts issued on or after May 1, 2004. Contracts issued prior to May 1, 2004, may only invest in the Variable Sub-Accounts that invest in the UIF Growth Portfolio, Class I and the Invesco V.I. American Value Fund – Series I Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco V.I. American Value Fund – Series II.

(5)  Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date: Oppenheimer Discovery Mid Cap Growth Fund/VA – Class 2 Shares Sub-Account

Effective as of November 19, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date: Oppenheimer Conservative Balanced /VA – Service Shares Sub-Account

Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the indicated Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts.

(6) Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA – Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(7) On or about April 27, 2015, the Fidelity® VIP Growth Opportunities Portfolio – Service Class 2 acquired the Fidelity® VIP Growth Stock – Service Class 2.

(8) Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(9) Effective on or about April 30, 2016, the Putnam VT Money Market Fund – Class IB intends to implement several changes to enable it to operate as a government money market fund. In addition, the name of the Fund will change to Putnam VT Government Money Market Fund – Class IB.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Portfolios in which those Variable Sub-Accounts invest. You bear the investment risk that the Portfolios might not meet their investment objectives. Shares of the Portfolios are not deposits in, or obligations of, or guaranteed or endorsed by, any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Variable insurance portfolios might not be managed by the same portfolio managers who manage retail mutual funds with similar names. These portfolios are likely to differ from similarly named retail mutual funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a variable insurance portfolio can be expected to be higher or lower than the investment results of a similarly named retail mutual fund.

TRUEBALANCESM ASSET ALLOCATION PROGRAM

The TrueBalance asset allocation program (“TrueBalance program”) is no longer offered for new enrollments. If you enrolled in the TrueBalance program prior to January 31, 2008, you may remain in the program. If you terminate your enrollment or otherwise transfer your Contract Value out of the program, you may not re-enroll.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.

Allstate Life and the principal underwriter of the Contracts, Allstate Distributors, L.L.C. (“Allstate Distributors”), do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.

Allstate Life retained an independent investment management firm (“investment management firm”) to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Allstate Life’s Contract Owners. Neither Allstate Life nor the investment management firm is acting for any Contract Owner as a “fiduciary” or as an “investment manager,” as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner’s assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Allstate Life nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners’ purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that is designed to meet the investment goals of the applicable investment style. On the business day we approve your participation in the TrueBalance program, we automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) you allocate to the DCA Fixed

Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. For TrueBalance model portfolios selected on or after May 1, 2005, at the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

Allstate Life may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Allstate Life will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your Morgan Stanley Financial Advisor will notify you of any new or revised TrueBalance model portfolios that may be available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio in accordance with the new TrueBalance model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

The following applies to TrueBalance model portfolios selected prior to May 1, 2005. TrueBalance model portfolios selected prior to May 1, 2005, are not available with the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected prior to May 1, 2005, you may make transfers to any of the available investment alternatives, except the DCA Fixed Account Option. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. Transfers to investment alternatives that are not included in the model portfolio you selected may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. You should consult with your sales representative before making transfers outside the model portfolio allocations.

The following applies to TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected on or after May 1, 2005, with the TrueReturn Option or SureIncome Option, you must allocate all of your Contract Value to a TrueBalance Model Portfolio Option, and you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you selected. You may, however, elect to reallocate your entire Contract Value from one Model Portfolio Option to another Model Portfolio Option available with your Option.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the Option. Any increase will be allocated to the Putnam VT Government Money Market. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

The following applies to TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn Option or a Withdrawal Benefit Option:

For TrueBalance model portfolios selected on or after May 1, 2005, without the TrueReturn or SureIncome Option, you may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio allocations. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program’s terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account Options. The Fixed Account Options we offer include the Dollar Cost Averaging Fixed Account Option, the Standard Fixed Account Option, and the Market Value Adjusted Fixed Account Option. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Allstate Life may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

The Dollar Cost Averaging Fixed Account Option (“DCA Fixed Account Option”) is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 52.

This option allows you to allocate purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term “Transfer Period Account” to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the next Valuation Date after you establish a Transfer Period Account. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the Putnam VT Government Money Market Variable Sub-Account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Putnam VT Government Money Market Variable Sub-Account unless you request a different investment alternative. Transferring Contract Value to the Putnam VT Government Money Market Variable Sub- Account in this manner may not be consistent with the theory of dollar cost averaging described on page 52.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the Putnam VT Government Money Market Variable Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or Withdrawal Benefit Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the Allstate Advisor Preferred Contract with No Withdrawal Charge Option.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION

You may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a “Guarantee Period Account” within the Standard Fixed Account Option (“Standard Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period (“Standard Fixed Guarantee Period”). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. For Allstate Advisor Contracts, we currently offer Standard Fixed Guarantee Periods of 1, 3, 5 and 7 years in length. For Allstate Advisor Plus and Allstate Advisor Preferred Contracts, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date (“30-Day Window”), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

•  transfer all or part of the money from the Standard Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

•  transfer all or part of the money from the Standard Fixed Guarantee Period Account to other investment alternatives available at the time; or

• withdraw all or part of the money from the Standard Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

•  you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

• you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is not available with Allstate Advisor Plus and Allstate Advisor Preferred Contracts.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION

You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period Account within the Market Value Adjusted Fixed Account Option (“Market Value Adjusted Fixed Guarantee Period Account”), which is defined by the date of the allocation and the length of the initial interest rate guarantee period

(“Market Value Adjusted Fixed Guarantee Period”). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option (“Market Value Adjusted Fixed Guarantee Periods”). We currently offer Market Value Adjusted Fixed Guarantee Periods of 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your sales representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires (“30-Day MVA Window”). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Board Statistical Release H.15 (“Treasury Rate”) to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for Allstate Advisor Plus Contracts) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive. Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account (“New Account Start Date.”) If the Market Value Adjusted Fixed

Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

•  transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to establish a new Guarantee Period Account within the Standard Fixed Account Option or the Market Value Adjusted Fixed Account Option, if available; or

•  transfer all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account to other investment alternatives available at the time; or

• withdraw all or part of the money from the Market Value Adjusted Fixed Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.

Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. A transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Option or a Withdrawal Benefit Option to your Contract, certain restrictions on transfers apply. See the “TrueReturnSM Accumulation Benefit Option” and “Withdrawal Benefit Options” sections of this prospectus for more information.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See “Standard Fixed Account Option”. The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS

You may make transfers by telephone by calling 1-800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under

“Trading Limitations.” Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

• we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

•  we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•  the total dollar amount being transferred, both in the aggregate and in the transfer request;

•  the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•  whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

•  whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

• the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES

The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio’s prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income – Class IB Sub-Account and 60% to be in the Oppenheimer Discovery Mid Cap Growth/VA – Class 2 Shares Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income – Class IB Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income – Class IB Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Oppenheimer Discovery Mid Cap Growth/VA – Class 2 Shares Sub-Account so that the percentage allocations would again be 40% and 60%, respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

Expenses

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Government Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge:

•  for the remaining term of the Contract once your total purchase payments to the Contract equal $50,000 or more; or

• for a Contract Anniversary if, on that date, your entire Contract Value is allocated to the Fixed Account Options, or after the Payout Start Date, if all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.19% of the average daily net assets you have invested in the Variable Sub-Accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.35%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

Allstate Advisor	1.10%
Allstate Advisor Plus	1.40%
Allstate Advisor Preferred (5-year withdrawal charge option)	1.40%
Allstate Advisor Preferred (3-year withdrawal charge option)	1.50%
Allstate Advisor Preferred (No withdrawal charge option)	1.60%

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the Allstate Advisor Plus Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

• MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. For Contract Owners who added the MAV Death Benefit Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge may be increased, but will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

•  Enhanced Beneficiary Protection (Annual Increase) Option: The current mortality and expense risk charge for this option is 0.30%. For Contract Owners who added the Enhanced Beneficiary Protection (Annual Increase) Option prior to May 1, 2003, the mortality and expense risk charge is 0.15%. This charge will never exceed 0.30%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

• Earnings Protection Death Benefit Option: The current mortality and expense risk charge for this option is:

•  0.25% (maximum of 0.35%) if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date;

• 0.40% (maximum of 0.50%) if the oldest Contract Owner or oldest Annuitant is age 71 or older and both are age 79 or younger on the Rider Application Date.

The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the charge will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

•  Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. The charge will be deducted only during the Payout Phase.

TRUERETURNSM ACCUMULATION BENEFIT OPTION FEE

We charge a separate annual Rider Fee for the TrueReturn Option. The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select; however, we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If you terminate this Option prior to the Rider Maturity Date on a date other than a Contract Anniversary, we will deduct an entire Rider Fee from your Contract Value on the date the Option is terminated. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the “TrueReturnSM Accumulation Benefit Option” section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT (CO- ANNUITANT) OPTION FEE AND SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FOR CUSTODIAL INDIVIDUAL RETIREMENT ACCOUNTS FEE

We charge a separate annual Rider Fee for both the Spousal Protection Benefit (Co-Annuitant) Option and Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts. The current annual Rider Fee is 0.10% of the Contract Value for either Option. This applies to all new Options added on or after January 1, 2005. For Options added prior to January 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value. We reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options and/ or new Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts we offer in the future. Once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Option is terminated. We will not charge a Rider Fee on the date the Option is terminated, on a date other than the Contract Anniversary, if the Option is terminated on the Payout Start Date or due to death of the Contract Owner or Annuitant.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary. If you terminate this Option on a date other than a Contract Anniversary, we will deduct a Rider Fee. The Rider Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination, or if you terminate this Option during the first Benefit Year, from the Rider Date to the date of termination. The pro-rated Rider Fee will be equal to the number of full months from the Contract Anniversary to the date of termination, or if you terminate this Option during the first Contract Year after adding the Option, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value immediately prior to the termination.

RETIREMENT INCOME GUARANTEE OPTION FEE

We discontinued offering the Retirement Income Guarantee Options as of January 1, 2004 (up to May 1, 2004 in certain states). Fees described below apply to Contract Owners who selected an Option prior to January 1, 2004 (up to May 1, 2004 in certain states). We impose a separate annual Rider Fee for RIG 1 and RIG 2. The current annual Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 1 prior to May 1, 2003, the annual Rider Fee is 0.25%. The current annual Rider Fee for RIG 2 is 0.55% of the Income Base on each Contract Anniversary. For Contract Owners who added RIG 2 prior to May 1, 2003, the annual Rider Fee is 0.45%. See “Retirement Income Guarantee Options” for details.

We deduct the Rider Fees only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, we will deduct a fee pro rated to cover the period from the Rider Date to the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal the Rider Fee multiplied by the appropriate Income Base immediately prior to the withdrawal pro rated to cover the period the Option was in effect during the current Contract Year. We will not deduct the Rider Fee during the Payout Phase.

WITHDRAWAL BENEFIT OPTION FEE

We charge separate annual Rider Fees for each of the SureIncome Option (the “SureIncome Option Fee”), the SureIncome Plus Option (the “SureIncome Plus Option Fee”), and the SureIncome For Life Option (the “SureIncome For Life Option Fee”). Collectively, we refer to the SureIncome Option Fee, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee as the “Withdrawal Benefit Option Fees”. “Withdrawal Benefit Option Fee” is used to refer to any one of the Withdrawal Benefit Option Fees.

The current annual SureIncome Option Fee is 0.50% of the Benefit Base. The current annual SureIncome Plus Option Fee and the current annual SureIncome For Life Option Fee are each 0.65% of the Benefit Base. We reserve the right to increase any Withdrawal Benefit Option Fee to up to 1.25% of the Benefit Base. We reserve the right to charge a different Withdrawal Benefit Option Fee for different Withdrawal Benefit Factors or Withdrawal Benefit Options we may offer in the future. Once we issue your Withdrawal Benefit Option, we cannot change the Withdrawal Benefit Option Fee that applies to your Contract. If applicable, if you elect to exercise the Rider Trade-In Option, the new Withdrawal Benefit Option Fee will be based on the Withdrawal Benefit Option Fee percentage applicable to a new Withdrawal Benefit Option available at the time of trade-in.

We deduct the Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option. The Withdrawal Benefit Option Fees are deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. The Withdrawal Benefit Option Fee will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Withdrawal Benefit Option Fee is deducted, the Withdrawal Benefit Option Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Withdrawal Benefit Option Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

The first Withdrawal Benefit Option Fee will be deducted on the first Contract Anniversary following the Rider Date. A Withdrawal Benefit Option Fee will be deducted on each subsequent Contract Anniversary up to and including the date the Withdrawal Benefit Option is terminated.

For the first Contract Anniversary following the Rider Date, the SureIncome Option Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base on the first Contract Anniversary. For subsequent Contract Anniversaries, the SureIncome Option Fee is equal to 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

For the first Contract Anniversary following the Rider Date, the SureIncome Plus Option Fee and the SureIncome For Life Option Fee are each equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base on the first Contract Anniversary increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value. For subsequent Contract Anniversaries, the SureIncome Plus Option Fee and the SureIncome For Life Option Rider Fee are each equal to 0.65% multiplied by the Benefit Base on that Contract Anniversary increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and decreased by withdrawals, but prior to the Benefit Base being recalculated based on the Contract Value for any of the ten Contract Anniversaries after the Rider Date. As previously stated, we will deduct Withdrawal Benefit Option Fees on each Contract Anniversary up to and including the date you terminate the Option.

If you terminate the SureIncome Option or the SureIncome Plus Option on a date other than a Contract Anniversary, we will deduct the Withdrawal Benefit Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner or Annuitant. If you terminate the SureIncome For Life Option on a date other than a Contract Anniversary, we will deduct the SureIncome For Life Option Fee unless the termination is on the Payout Start Date or is due to the death of the Contract Owner, Annuitant, or the death of the SureIncome Covered Life. The Withdrawal Benefit Option Fee will be pro-rated to cover the period from the last Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, from the Rider Date to the date of termination. For the SureIncome Option, the pro-rated SureIncome Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the SureIncome Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. For the SureIncome Plus Option and the SureIncome For Life Option, the pro-rated Withdrawal Benefit Option Fee will be equal to the number of full months from the Contract Anniversary to the date of termination or, if you terminate the Withdrawal Benefit Option during the first Benefit Year, the number of full months from the Rider Date to the date of termination, divided by twelve, multiplied by 0.65%, with the result multiplied by the Benefit Base immediately prior to the withdrawal or termination. The Withdrawal Benefit Option Fee will be waived during the Withdrawal Benefit Payout Phase.

TRANSFER FEE

We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE

We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 8. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 48 for more information on market value adjustments.

FREE WITHDRAWAL AMOUNT

You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for Allstate Advisor Plus Contracts) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1)  Purchase payments that no longer are subject to withdrawal charges;

2)  Free Withdrawal Amount (if available);

3)  Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4)  Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

•  The Free Withdrawal Amount described above; or

•  Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1)  Earnings not previously withdrawn;

2)  Purchase payments that are no longer subject to withdrawal charges;

3)  Free Withdrawal Amount in excess of earnings;

4)  Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

If you have selected the Allstate Advisor Preferred Contract with No Withdrawal Charge Option, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.

All Contracts

We do not apply a withdrawal charge in the following situations:

• the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

• withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

• withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the Allstate Advisor Plus Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

Confinement Waiver. We will waive the withdrawal charge on any applicable withdrawal taken under your Contract if the following conditions are satisfied:

1.    you or the Annuitant, if the Contract Owner is not a living person, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2.    we receive your request for withdrawal and Due Proof of confinement no later than 90 days following the end of your or the Annuitant’s confinement at the long term care facility or hospital, and

3.    a physician must have prescribed the confinement and the confinement must be medically necessary (as defined in the Contract).

“Due Proof ” includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

Terminal Illness Waiver.    We will waive the withdrawal charge on any applicable withdrawal under your Contract if:

1.    you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2.    you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

“Due Proof ” includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

Unemployment Waiver.    We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1.    you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2.    you or the Annuitant receive Unemployment Compensation for at least 30 consecutive days as a result of that unemployment, and

3.    you or the Annuitant claim this benefit within 180 days of your or the Annuitant’s initial receipt of Unemployment Compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

“Unemployment Compensation” means unemployment compensation received from a unit of state or federal government in the U.S. “Due Proof ” includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the Allstate Advisor Preferred Contract with No Withdrawal Charge Option.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR SEPARATE ACCOUNT INCOME TAXES

We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the “Taxes” section of this prospectus.

OTHER EXPENSES

Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses see page 10. Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, receives compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Portfolios. We collect this compensation under agreements between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

Access to Your Money

WITHDRAWALS

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See “Income Plans” on page 62.

The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.

Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See “Standard Fixed Account Options” on page 47.

Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” above for more information. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.

Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1.    The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.    An emergency exists as defined by the SEC, or

3.    The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-457-7617 for more information.

Any systematic withdrawal programs based upon IRS minimum distribution requirements may be modified to ensure guarantees under any Withdrawal Benefit Option currently attached to your Contract are not impacted by the withdrawals. Withdrawals made outside of any systematic withdrawal program based upon IRS minimum distribution requirements may impact the guarantees provided under any Withdrawal Benefit Option currently attached to your Contract.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless a Withdrawal Benefit Option is currently attached to your Contract. See “Withdrawal Benefit Options” above for more information. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

Income Payments

PAYOUT START DATE

The Payout Start Date is the day that we apply your Contract Value adjusted by any applicable Market Value Adjustment and less applicable taxes to an Income Plan. The first income payment must occur at least 30 days after the Issue Date. The Payout Start Date may be no later than:

• the Annuitant’s 99th birthday, or

• the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An “Income Plan” is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under “Income Protection Benefit Option,” below. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the “Beneficiary” section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

• fixed income payments;

• variable income payments; or

• a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis.” Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

Income Plan 1 – Life Income with Guaranteed Number of Payments.    Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed (“Guaranteed Payment Period”) may range from 0 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

Income Plan 2 – Joint and Survivor Life Income with Guaranteed Number of Payments.    Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may range from 0 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

Income Plan 3 – Guaranteed Number of Payments.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See “Modifying Payments” and “Payout Withdrawals” below for more details.

Income Plan 4 – Life Income with Cash Refund.    Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

Income Plan 5 – Joint Life Income with Cash Refund.    Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

Income Plan 6 – Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of: (1) the death of the Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

Income Plan 7 – Joint Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of: (1) the deaths of both the Annuitant and joint Annuitant; or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

Modifying Payments

After the Payout Start Date, you may make the following changes under Income Plan 3:

• You may request to modify the length of the Guaranteed Payment Period. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

• You may request to change the frequency of your payments.

We currently allow you to make the changes described above once each Contract Year; on that single occasion you may make either change alone, or both simultaneously. We reserve the right to change this practice at any time without prior notice.

Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Contracts. In order to satisfy required minimum distributions (“RMD”) under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period may not be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

Payout Withdrawal

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value (“withdrawal value”), subject to a Payout Withdrawal Charge, by writing to us (“Payout Withdrawal”). For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be at least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the investment alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

Payout Withdrawal Charge

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments has been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.

Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
Contract:	0	1	2	3	4	5	6	7	8+
Allstate Advisor	7%	7%	6%	5%	4%	3%	2%	0%	0%
Allstate Advisor Plus	8.5%	8.5%	8.5%	7.5%	6.5%	5.5%	4%	2.5%	0%
Allstate Advisor Preferred with:
5-Year Withdrawal Charge Option	7%	6%	5%	4%	3%	0%
3-Year Withdrawal Charge Option	7%	6%	5%	0%
No Withdrawal Charge Option	None

Additional Information.    We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not choose how the Contract Value is to be applied, then the portion of the Contract Value in the Variable Account on the Payout Start Date will be applied to variable income payments, according to the Variable Sub-Account allocations as of the Payout Start Date, and the remainder of the Contract Value will be applied to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes, to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semiannual or annual installments, as you select. If the Contract Value is less than $2,000 when it is applied to the Income Plan(s) you choose, or not enough to provide an initial payment of at least $20 when it is applied to the Income Plan(s) you choose, and state law permits, we may:

• terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

• reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by: (a) company mortality experience; or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and (b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate (“AIR”, also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply (except in states in which the 5% AIR is not available; in those states, the 3% AIR will automatically apply). You may not change the AIR after you have selected an Income Plan.

We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under Income Plan 3. Withdrawals will be assessed a Payout Withdrawal Charge, if applicable. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION

We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

•  The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

•  You must choose Income Plan 1 or 2, and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

•  You may apply the Income Protection Benefit Option to more than one Income Plan.

•  The AIR must be 3% for the Income Plan(s) to which you wish to apply this benefit.

•  You may only add the Income Protection Benefit Option on the Payout Start Date and, once added, the option cannot be cancelled.

•  You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

• You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value (“Income Protection Benefit”), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. The charge for the Income Protection Benefit Option will apply only to the Income Plan(s) to which the Option has been applied. Currently, the charge for this option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We may change the amount we charge, but it will not exceed 0.75% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. Once the option is issued, we will not increase what we charge you for the benefit.

In order to ensure that we achieve adequate investment diversification (“Income Protection Diversification Requirement”), we reserve the right, in our sole discretion, to impose limitations on the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These limitations may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts, exclusion of certain Variable Sub-Accounts, required minimum allocations to certain Variable Sub-Accounts, and/or the required use of Automatic Portfolio Rebalancing.

To achieve our Income Protection Diversification Requirement, we have divided the Variable Sub-Accounts into three separate categories: “unrestricted,” “restricted” and “excluded.” Currently, we require that you allocate between 30% to 100% of the assets supporting your variable income payments to the unrestricted Variable Sub-Accounts in any manner you choose. You may allocate up to 70% of the assets supporting your variable income payments to the restricted Variable Sub-Accounts. You may not, however, allocate more than 20% of the assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts. You may not allocate any portion of the assets supporting your variable income payments to the excluded Variable Sub-Accounts.

In the following three tables, we list our current Income Protection Diversification Requirement(1):

Unrestricted Variable Sub-Accounts.    There is no limit to the amount of assets supporting your variable income payments that you may allocate to any one or more of the following Variable Sub-Accounts. Currently, we require that you allocate at least 30% of the assets supporting your variable income payments to this category.

Fidelity® VIP Freedom Income – Service Class 2 Sub-Account

FTVIP Franklin U.S. Government Securities VIP Fund – Class 2 Sub-Account

Oppenheimer Core Bond/VA – Service Shares Sub-Account

Oppenheimer Global Strategic Income/VA – Service Shares Sub-Account

Putnam VT Income – Class IB Sub-Account

Putnam VT Government Money Market Fund – Class IB Sub-Account

Restricted Variable Sub-Accounts.    You may allocate up to 70% of the amount of assets supporting your variable income payments to the following Variable Sub-Accounts. Currently, you may not allocate more than 20% of the amount of assets supporting your variable income payments to any one of the restricted Variable Sub-Accounts.

Fidelity® VIP Freedom 2010 – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2020 – Service Class 2 Sub-Account

Fidelity® VIP Freedom 2030 – Service Class 2 Sub-Account

Fidelity® VIP Contrafund® – Service Class 2 Sub-Account

Fidelity® VIP Index 500 – Service Class 2 Sub-Account

Fidelity® VIP Mid Cap – Service Class 2 Sub-Account

FTVIP Franklin Income VIP Fund – Class 2 Sub-Account

FTVIP Franklin Growth and Income VIP Fund – Class 2 Sub-Account

FTVIP Franklin Large Cap Growth VIP Fund – Class 2 Sub-Account

FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2 Sub-Account

FTVIP Franklin Small Cap Value VIP Fund – Class 2 Sub-Account

FTVIP Franklin Mutual Shares VIP Fund – Class 2 Sub-Account

FTVIP Templeton Foreign VIP Fund – Class 2 Sub-Account

Lord Abbett Series – Fundamental Equity Sub-Account

Lord Abbett Series – Bond-Debenture Sub-Account

Lord Abbett Series – Growth and Income Sub-Account

Lord Abbett Series – Growth Opportunities Sub-Account

Lord Abbett Series – Mid Cap Stock Sub-Account

Oppenheimer Conservative Balanced Fund/VA – Service(4)

Oppenheimer Capital Appreciation/VA – Service Shares Sub-Account(5)

Oppenheimer Global Fund/VA – Service Shares Sub-Account

Oppenheimer Main Street®/VA – Service Shares Sub-Account

Oppenheimer Main Street Small Cap®/VA – Service Shares Sub-Account

Putnam VT Equity Income – Class IB Sub-Account

Putnam VT Global Asset Allocation – Class IB Sub-Account

Putnam VT Growth and Income – Class IB Sub-Account

Putnam VT High Yield – Class IB Sub-Account

Putnam VT International Equity – Class IB Sub-Account

Putnam VT Investors – Class IB Sub-Account

Putnam VT Research – Class IB Sub-Account(3)

Putnam VT George Putnam Balanced Fund – Class IB Sub-Account

Putnam VT Global Utilities – Class IB Sub-Account(3)

Putnam VT Voyager – Class IB Sub-Account

Invesco V.I. Comstock – Series II, Class II Sub-Account

Invesco V.I. Growth and Income – Series II Sub-Account

Invesco V.I. Equity and Income – Series II Sub-Account

UIF Growth, Class II Sub-Account (Class I & II)(1)

UIF Global Franchise, Class II Sub-Account

Invesco V.I. American Value – Series II Sub-Account (Class I & II)(1)

UIF U.S. Real Estate, Class II Sub-Account(6)

Excluded Variable Sub-Accounts.    Currently, none of the following Variable Sub-Accounts are available to support variable income payments.

Fidelity® VIP Growth Opportunities – Service Class 2 Sub-Account

FTVIP Templeton Developing Markets VIP Fund – Class 2 Sub-Account

Oppenheimer Discovery Mid Cap Growth/VA – Service Shares Sub-Account(4)

Putnam VT Global Health Care – Class IB Sub-Account(3)

Putnam VT Multi-Cap Growth – Class IB Sub-Account(3)

UIF Emerging Markets Debt, Class II Sub-Account

UIF Mid Cap Growth, Class II Sub-Account

UIF Small Company Growth, Class II Sub-Account

Invesco V.I. American Franchise – Series II Sub-Account

Invesco V.I. Mid Cap Growth – Series II Sub-Account(2)

(1)  The UIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account are offered with Contracts issued on or after May 1, 2004. Contract Owners of Contracts issued prior to May 1, 2004, may only invest in the UIF Growth, Class I Sub-Account and the Invesco V.I. American Value – Series I Sub-Account. Contracts issued prior to May 1, 2004 that participate in certain TrueBalance model portfolios may invest in UIF Growth, Class II Sub-Account and the Invesco V.I. American Value – Series II Sub-Account.

(2)  Effective May 1, 2006, the Invesco V.I. Mid Cap Growth Fund – Series II was closed to new investments. If you are currently invested in the Variable Sub-Account that invests in this Portfolio, you may continue your investment.*

(3)  Effective October 1, 2004, the Putnam VT Global Health Care – Class IB Sub-Account, Putnam VT Multi-Cap Growth – Class IB Sub-Account, Putnam VT Research – Class IB Sub-Account, and the Putnam VT Global Utilities – Class IB Sub-Account closed to new investments.*

(4) Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:

   Oppenheimer Discovery Mid Cap Growth/VA – Service Shares Sub-Account

   Effective as of November 19, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date:

   Oppenheimer Conservative Balanced/VA – Service Shares Sub-Account

  Contract Owners who had contract value invested in the indicated Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Accounts thereafter, although they will not be permitted to invest in the Variable Sub-Accounts if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the indicated Variable Sub-Accounts as of the specified closure date may not invest in the Variable Sub-Accounts.

(5) Effective as of January 31, 2014, the Oppenheimer Capital Appreciation Fund/VA – Class 2 was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

(6) Effective as of February 23, 2016, the UIF U.S. Real Estate Portfolio, Class II was closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date. Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdrew or otherwise transferred their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in the Variable Sub-Account as of the closure date will not be permitted to invest in the Variable Sub-Account.

* As noted above, certain Variable Sub-Accounts are closed to new investments. If you invested in these Variable Sub-Accounts prior to the effective close date, you may continue your investments unless you subsequently withdraw or otherwise transfer your entire Contract Value from that Variable Sub-Account. If you choose to add the Income Protection Benefit Option on or after the effective close date, you must transfer any portion of your Contract Value that is allocated to these Variable Sub-Accounts to any of the remaining Variable Sub-Accounts available with the Income Protection Benefit Option prior to adding it to your Contract.

You must use quarterly Automatic Portfolio Rebalancing to meet our Income Protection Diversification Requirement. On the date of each rebalancing, we will reallocate the amount of the assets supporting your variable income payments according to the rebalancing percentages you have selected, subject to the then current restrictions and exclusions in effect. We expect that the restrictions and exclusions for each category will change from time to time. Any change in these restrictions and exclusions will become effective no later than the next regularly scheduled rebalancing of your Variable Sub-Account choices on or immediately after the date of change.

The Income Protection Diversification Requirement is based on a model. We may use a model developed and maintained by us or we may elect to use a model developed or provided by an independent third party. We will notify you at least 30 days before we make any change to our Income Protection Diversification Requirement.

We may determine which Variable Sub-Accounts are eligible for each category or we may elect to follow the recommendations of an independent third party. We may at any time make new determinations as to which Variable Sub-Accounts are unrestricted, restricted or excluded. We may do so for a variety of reasons including, but not limited to, a change in the investment objectives or policies of a Portfolio, or the failure, in our sole determination, of such Portfolio to invest in accordance with its stated investment objective or policies.

Transfers made for purposes of meeting the Income Protection Diversification Requirement will not count towards the number of free transfers you may make each Contract Year. See “Investment Alternatives: Transfers,” above, for additional information.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

• adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

• deducting any applicable taxes; and

• applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

RETIREMENT INCOME GUARANTEE OPTIONS

Effective January 1, 2004, we ceased offering the Retirement Income Guarantee Options (“RIG 1” and “RIG 2”), except in a limited number of states. Effective May 1, 2004, the RIG 1 and RIG 2 Options are no longer available in any state. If you added a Retirement Income Guarantee Option to your Contract prior to January 1, 2004 (up to May 1, 2004 in certain states), your Option will continue to apply to your Contract. Also, effective January 1, 2004, we discontinued the Trade-In Program, except for Contract Owners who added RIG 1 or RIG 2 prior to May 1, 2003. For Contract Owners who added RIG 1 or RIG 2 on or after May 1, 2003, you may cancel your RIG 1 or RIG 2 Option during the 60-day period following your next 3rd Contract Anniversary after January 1, 2004. If you do not cancel the Option during this 60-day period, you will not be permitted to cancel it later. Please check with your sales representative for details. The following describes the Retirement Income Guarantee Options for Contract Owners who elected the Option prior to January 1, 2004 (up to May 1, 2004 in certain states).

We refer to the issue date of the option as the “Rider Date.” You may add only one Retirement Income Guarantee Option to your Contract. The oldest Contract Owner and oldest Annuitant must be age 75 or younger on the Rider Application Date. Once you add a rider to your Contract, it may not be cancelled except during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004, as described above.

We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

For each option, an “Income Base” is calculated, which is used only for the purpose of calculating the “Guaranteed Retirement Income Benefit” and the appropriate “Rider Fee,” all defined below. The Income Base does not provide a Contract Value or guarantee performance of any investment option. The Income Base for RIG 1 and RIG 2 are described in more detail below.

You may apply the Income Base less applicable taxes to an Income Plan on the Payout Start Date and receive the Guaranteed Retirement Income Benefit if all of the following conditions are satisfied:

• The Payout Start Date must be on or after the 10th Contract Anniversary of the Rider Date.

• The Payout Start Date must occur during the 30-day period following a Contract Anniversary.

• The oldest Annuitant must be age 99 or younger as of the Payout Start Date.

• You must select Fixed Amount Income Payments only.

• You must select Income Plan 1 or 2, with a Guaranteed Payment Period of at least:

• 120 months, if the youngest Annuitant is age 80 or younger as of the Payout Start Date; or

• 60 months, if the youngest Annuitant is older than age 80 as of the Payout Start Date.

The “Guaranteed Retirement Income Benefit” is determined by applying the Income Base, less any applicable taxes, to the appropriate monthly income payment factor shown in the Income Payment Tables in your Contract for the selected Income Plan.

If a different payment frequency (quarterly, semi-annual, or annual) or different Income Plan is selected, an income payment factor for the selected payment frequency and Income Plan is determined on the same mortality and interest rate basis as the Income Payment Tables shown in your Contract.

On the Payout Start Date, the income payments for the selected Income Plan will be the greater of:

• The Guaranteed Retirement Income Benefit; or

• For fixed income payments, the Contract Value, adjusted by any applicable Market Value Adjustment, less any applicable taxes is applied to the greater of: the appropriate income payment factor for the selected Income Plan from the income payment tables in your Contract, or an income payment factor for the selected Income Plan that we are offering on the Payout Start Date.

We assess an annual Rider Fee if you selected one of the Retirement Income Guarantee Options. The Rider Fee is deducted on each Contract Anniversary on a pro rata basis from each of the Variable Sub-Accounts in which your Contract Value is invested on that date. The Rider Fee will decrease the number of Accumulation Units in each Variable Sub-Account. The Rider Fee is deducted only during the Accumulation Phase of the Contract. For the first Contract Anniversary following the Rider Date, the Rider Fee will be prorated to cover the period between the Rider Date and the first Contract Anniversary after the Rider Date. In the case of a full withdrawal of the Contract Value, the Rider Fee is prorated to cover the period between the Contract Anniversary immediately prior to the withdrawal and the date of the withdrawal.

The current Rider Fee for RIG 1 is 0.40% of the Income Base on each Contract Anniversary (0.25% for Contract Owners who added RIG 1 prior to May 1, 2003). The current Rider Fee for the RIG 2 is 0.55% of the Income Base on each Contract Anniversary (0.45% for Contract Owners who added RIG 2 prior to May 1, 2003). These options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

• The date the Contract is terminated;

• If the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The option will terminate on the date we determine the Death Proceeds;

• The Payout Start Date; or

• For Contract Owners who added a RIG 1 or RIG 2 Option on or after May 1, 2003, if you elect to cancel your RIG 1 or RIG 2 Option during the 60-day period following the next 3rd Contract Anniversary after January 1, 2004 (since we discontinued offering the Trade-In Program as of that date).

Otherwise, the options may not be terminated or cancelled.

Calculation of Income Base.

On the Rider Date, the “RIG 1 Income Base” is equal to the Contract Value. The RIG 1 Income Base, plus purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and less RIG 1 withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the “Cap” defined below. This accumulation will continue until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first. After the 5% interest accumulation ends (3% in certain states), the RIG 1 Income Base will continue to be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and reduced by RIG 1 withdrawal adjustments for withdrawals until the option terminates. The “RIG 1 Withdrawal Adjustment” is defined below.

The RIG 1 Income Base will not exceed a Cap equal to:

• 200% of the Contract Value as of the Rider Date; plus

• 200% of purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made in the 12-month period immediately prior to the Payout Start Date; minus

• RIG 1 Withdrawal Adjustments for any withdrawals made after the Rider Date.

RIG 1 Withdrawal Adjustment.    Prior to the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever is earlier, the withdrawal adjustment is as follows:

• In each Contract Year, for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the amount withdrawn (or portion thereof) multiplied by a discount factor. The discount factor is calculated using a 5% annual interest rate (3% in certain states) and the portion of the Contract Year between the withdrawal date and the end of the Contract Year. This withdrawal adjustment has the effect of reducing the RIG 1 Income Base at the end of the Contract Year by the actual amount of the withdrawal. In other words, for purposes of calculating the RIG 1 Income Base, the withdrawal is treated as if it occurred at the end of the Contract Year.

• In each Contract Year, for the portion of withdrawals that cumulatively exceed 5% (3% in certain states) of the RIG 1 Income Base as of the beginning of the Contract Year (or as of the Rider Date for the first Contract Year in which RIG 1 is added), the withdrawal adjustment is equal to the withdrawal amount (or portion thereof), divided by the Contract Value immediately prior to the withdrawal and reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states), and the result multiplied by the most recently calculated RIG 1 Income Base, reduced for the portion of withdrawals that do not cumulatively exceed 5% (3% in certain states).

On or after the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or the Annuitant, all withdrawal adjustments are equal to the withdrawal amount, divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated RIG 1 Income Base.

See Appendix D for numerical examples that illustrate how the RIG 1 Withdrawal Adjustment is applied.

The “RIG 2 Income Base” is defined as the greater of “Income Base A” or “Income Base B.”

“Income Base A” and its corresponding Withdrawal Adjustment are calculated in the same manner as the RIG 1 Income Base and RIG 1 Withdrawal Adjustment.

On the Rider Date, “Income Base B” is equal to the Contract Value. After the Rider Date and prior to the Payout Start Date, Income Base B is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

• Each time a purchase payment is made, Income Base B is increased by the amount of the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts).

• Each time a withdrawal is made, Income Base B is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated Income Base B.

• On each Contract Anniversary until the first Contract Anniversary following the 85th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, Income Base B is equal to the greater of the Contract Value on that date or the most recently calculated Income Base B.

If no purchase payments or withdrawals are made after the Rider Date, Income Base B will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary until the earlier of the Payout Start Date or the Contract Anniversary following the 85th birthday of the oldest Contact Owner or oldest Annuitant, whichever occurs first.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

Death Benefits

DEATH PROCEEDS

Under certain conditions, described below, we will pay Death Proceeds for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the “Payout Phase” section of your Contract. See “Income Payments” for more information.

We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a “Complete Request for Settlement,” a claim for distribution of the Death Proceeds must include “Due Proof of Death” in any of the following forms of documentation:

• A certified copy of the death certificate;

• A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

• Any other proof acceptable to us.

“Death Proceeds” are determined based on when we receive a Complete Request for Settlement:

• If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the “Death Benefit.”

• If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

DEATH BENEFIT OPTIONS

In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

• MAV Death Benefit Option

• Enhanced Beneficiary Protection (Annual Increase) Option

•  Earnings Protection Death Benefit Option

The SureIncome Plus Option and SureIncome For Life Option also include a death benefit option, the SureIncome Return of Premium Death Benefit (“SureIncome ROP Death Benefit.”)

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the Issue Date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit option(s) to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add an option(s).

The “Death Benefit” is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of:

•  The Contract Value;

• The Settlement Value;

•  The ROP Death Benefit;

• The MAV Death Benefit Option (if selected);

•  The Enhanced Beneficiary Protection (Annual Increase) Option (if selected); or

•  The SureIncome ROP Death Benefit.*

The “Settlement Value” is the amount that would be paid in the event of a full withdrawal of the Contract Value.

* The SureIncome ROP Death Benefit under the SureIncome For Life Option is only included in the calculation of the Death Benefit upon the death of the SureIncome Covered Life. If a Contract Owner, Annuitant or Co-Annuitant who is not the SureIncome Covered Life dies, the SureIncome ROP Death Benefit is not applicable.

The “ROP Death Benefit” is equal to the sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

The sum of all purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made prior to the withdrawal, less any prior withdrawal adjustments.

Maximum Anniversary Value Death Benefit Option.

The “MAV Death Benefit Option” is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit (“Rider Date”), the MAV Death Benefit is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see “Death Proceeds” on page 71), the MAV Death Benefit is recalculated each time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

• Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for Allstate Advisor Plus Contracts).

• Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

• On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.

If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 75, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:

• The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and withdrawals); or

• The date we next determine the Death Proceeds.

Enhanced Beneficiary Protection (Annual Increase) Option.

The Enhanced Beneficiary Protection (Annual Increase) Option is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30% (0.15% for Contract Owners who added this option prior to May 1, 2003). We may change what we charge for this death benefit option, but it will never exceed 0.30%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit (“Rider Date”), the Enhanced Beneficiary Protection (Annual Increase) Benefit is equal to the Contract Value. The Enhanced Beneficiary Protection (Annual Increase) Benefit, plus purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (3% in certain states), subject to the “Cap” defined below. This accumulation will continue until the earlier of:

(a) the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or oldest Annuitant, whichever occurs first; or

(b) the date we determine the Death Proceeds.

After the 5% interest accumulation ends (3% in certain states), the Enhanced Beneficiary Protection (Annual Increase) Benefit will continue to be increased by purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit immediately prior to the withdrawal.

The Enhanced Beneficiary Protection (Annual Increase) Benefit Cap is equal to:

• 200% of the Contract Value as of the Rider Date; plus

• 200% of purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made in the 12-month period immediately prior to the death of the Contract Owner or the Annuitant; minus

• Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 75, and if the oldest New Contract Owner and the oldest Annuitant are age 80 or younger on the date we determine the Death Proceeds, then the Enhanced Beneficiary Protection (Annual Increase) Option will continue. The amount of the Enhanced Beneficiary Protection (Annual Increase) Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

• The first Contract Anniversary following the 80th birthday of either the oldest New Contract Owner or the oldest Annuitant, whichever is earlier. (After the 80th birthday of either the oldest New Owner or the oldest Annuitant, whichever is earlier, the Enhanced Beneficiary Protection (Annual Increase) Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for Allstate Advisor Plus Contracts); or

• The date we next determine the Death Proceeds.

Earnings Protection Death Benefit Option.

The “Earnings Protection Death Benefit Option” is only available if the oldest Contract Owner and oldest Annuitant are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

• 0.25%, if the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date; and

• 0.40%, if the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Earnings Protection Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the oldest Annuitant at the time the Contract is continued.

If the oldest Contract Owner and oldest Annuitant are age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

• 100% of “In-Force Premium” (excluding purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the date we issue the rider for this benefit (“Rider Date”) and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

• 40% of “In-Force Earnings”

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or oldest Annuitant is over age 70 and all are age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit is equal to the lesser of:

• 50% of “In-Force Premium” (excluding purchase payments (and Credit Enhancements for Allstate Advisor Plus Contracts) made after the Rider Date and during the twelve-month period immediately prior to the death of the Contract Owner or Annuitant); or

• 25% of “In-Force Earnings”

calculated as of the date we determine the Death Proceeds.

In-Force Earnings are equal to the current Contract Value less In-Force Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments made after the Rider Date, less the sum of all “Excess-of-Earnings Withdrawals” made after the Rider Date.

An Excess-of-Earnings Withdrawal is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix F for numerical examples that illustrate how the Earnings Protection Death Benefit Option is calculated.

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 75 below, and if the oldest new Owner and the oldest Annuitant are younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

•  The Rider Date will be changed to the date we determine the Death Proceeds;

•  The In-Force Premium is equal to the Contract Value as of the new Rider Date plus all purchase payments made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

•  The Earnings Protection Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

• The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest new Contract Owner and the oldest Annuitant as of the new Rider Date.

If either the Contract Owner’s or the Annuitant’s age is misstated, the Earnings Protection Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.

We reserve the right to impose limitations on the investment alternatives in which you may invest as a condition of these options. These restrictions may include, but are not limited to, maximum investment limits on certain investment alternatives, exclusion of certain investment alternatives, required minimum allocations to certain Variable Sub-Accounts and/or the required use of Automatic Portfolio Rebalancing. Currently, no such restrictions are being imposed.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

• the date the Contract is terminated;

•  if, upon the death of the Contract Owner, the Contract is continued under Option D as described in the Death of Owner section on page 75, and either the oldest New Owner or the oldest Annuitant is older than age 80 (age 80 or older for the Earnings Protection Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;

• if the Contract is not continued in the Accumulation Phase under either the Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

•  on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is the current Contract Owner;

• on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is the current Annuitant; or

•  the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner’s death, if the Contract Owner’s spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Earnings Protection Death Benefit at that time.

DEATH BENEFIT PAYMENTS

Death of Contract Owner

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be “New Contract Owners”. If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to the New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

New Contract Owner Categories

Category 1.    If your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract.

Category 2.    If the New Contract Owner is a living person who is not your spouse (or Annuitant’s spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

Category 3.    If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner. The death settlement options we currently offer are:

Option A.    The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

Option B.    The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

• Over the life of the New Contract Owner; or

•  For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

•  Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

Option C.    The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Government Money Market – Class IB Sub-Account unless the New Contract Owner provides other allocation instructions. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner’s Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner’s death.

Option D.    The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Government Money Market – Class IB Sub-Account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may make a one-time transfer of all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-Accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee, provided the investment alternative is available with the Contract at that time. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

Option E.    For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the “Annual Required Distribution” calculated for each calendar year. The first such withdrawal must occur within:

• One year of the date of death;

•  The same calendar year as the date we receive the first Complete Request for Settlement; and

•  One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the Annual Required Distribution is equal to the Contract Value on the date of the first distribution divided by the “Life Expectancy” of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner’s Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

Death of Annuitant

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

•  The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

•  The Contract Owner is a grantor trust not established by a business, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

Surviving Contract Owner Categories

Category 1.    If the Contract Owner is a living person, prior to the Annuitant’s death, the Contract Owner must choose from among the death settlement Options A, B, or D described below. If the Contract Owner does not choose one of these Options, then Option D will apply.

Category 2.    If the Contract Owner is a non-living person such as a corporation or a trust, the Contract Owner must choose from death settlement Options A or C described below. If the Contract Owner does not choose one of these Options, then Option C will apply.

The death settlement options we currently offer are:

Option A.    The Contract Owner may elect to receive the Death Proceeds in a lump sum.

Option B.    The Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death.

Option C.    The Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the Putnam VT Government Money Market – Class IB Sub-Account unless the Contract Owner provides other allocation instructions.

The Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The Contract Owner may exercise all rights set forth in the Transfers provision.

Option D.    The Contract Owner may elect to continue the Contract and the youngest Contract Owner will become the new Annuitant. The Contract Value of the continued Contract will not be adjusted to equal the Death Proceeds.

We reserve the right to offer additional death settlement options.

Qualified Contracts

The death settlement options for Qualified Contracts, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Contract. Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Spousal Protection Benefit (Co-Annuitant) Option and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

•  The individually owned Contract must be either a traditional, Roth, or Simplified Employee Pension IRA.

•  The Contract Owner’s spouse must be the sole Primary Beneficiary of the Contract and will be the named Co-Annuitant.

•  The Contract Owner must be age 90 or younger on the Rider Application Date; and the Co-Annuitant must be age 79 or younger on the Rider Application Date.

•  On or after May 1, 2005, the Option may be added only when we issue the Contract or within 6 months of the Contract Owner’s marriage. You may not add the Option to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option. We may require proof of marriage in a form satisfactory to us.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the “Death of Annuitant” provision does not apply on the death of the Co-Annuitant, and the latest Payout Start Date will be based solely on the Contract Owner’s age.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may be only one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time prior to the time you elect to receive it.

The option will terminate upon the date termination is accepted by us or will terminate on the earliest of the following occurrences:

• upon the death of the Co-Annuitant (as of the date we determine the Death Proceeds);

• upon the death of the Contract Owner (as of the date we determine the Death Proceeds);

• on the date the Contract is terminated;

• on the Payout Start Date; or

• on the date you change the beneficiary of the Contract and the change is accepted by us;

• for options added on or after January 1, 2005, the Owner may terminate the option upon the divorce of the Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

• for options added prior to January 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

Death of Co-Annuitant.    If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the “Death of Owner” provision of your Contract:

• The Co-Annuitant must have been your legal spouse on the date of his or her death; and

• Option D of the “Death of Owner” provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the “Death of Owner” provision. For a description of Option D, see the “Death of Owner” section of this prospectus.

Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts and Death of Co-Annuitant

We offer a Spousal Protection Benefit (Co-Annuitant) Option for certain Custodial Individual Retirement Accounts established under Code Section 408(a) that may be added to your Contract. CSP may not be available in all states. CSP is subject to the following conditions (“CSP Conditions”):

• The beneficially owned Contract must be a Custodial traditional IRA, Custodial Roth IRA, or a Custodial Simplified Employee Pension IRA.

• The Annuitant must be the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

• The Co-Annuitant must be the legal spouse of the Annuitant. Only one Co-Annuitant may be named.

• The Co-Annuitant must be the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

• The Annuitant must be age 90 or younger on the CSP Application Date.

• The Co-Annuitant must be age 79 or younger on the CSP Application Date.

• On or after May 1, 2005, the CSP may be added only when we issue the Contract or within 6 months of the beneficial owner’s marriage. You may not add the CSP to your Contract without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the CSP. We may require proof of marriage in a form satisfactory to us.

• We have made no payments under any Income Plan.

• There is an annual Rider Fee of 0.10% of the Contract Value for new Options added on or after January 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to increase the annual Rider Fee to up to 0.15% of the Contract Value.

Under CSP, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that:

• The Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date.

• The “Death of Annuitant” provision of the Contract does not apply on the death of the Co-Annuitant.

• The Co-Annuitant is not considered the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or the Custodial Simplified Employee Pension IRA.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

For Spousal Protection Benefit (Co-Annuitant) Options for Custodial Individual Retirement Accounts added on or after January 1, 2005, there is an annual Rider Fee of 0.10% of the Contract Value for this Option. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts issued on or after January 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option for Custodial Individual Retirement Accounts at any time to new Contract Owners and to existing Contract Owners who did not elect the Option prior to the date of discontinuance.

The Owner may terminate CSP upon the divorce of the Annuitant and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us. The Owner may also terminate CSP upon a change in the beneficiary of the IRA by providing written notice and proof of the change in a form satisfactory to us. CSP will terminate upon the date termination is accepted by us or on the earliest of the following occurrences:

•  On the date CSP is terminated as described above; or

• Upon the death of the Annuitant; or

• Upon the death of the Co-Annuitant; or

• On the date the Contract is terminated; or

• On the Payout Start Date.

Once terminated, a new CSP cannot be added to the Contract unless the last option attached to the Contract was terminated due to divorce or change of beneficiary of the IRA.

Death of Co-Annuitant.    This section applies if:

• The CSP Conditions are met.

• The Annuitant was, at the time of the Co-Annuitant’s death, the beneficial owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA.

• We have received proof satisfactory to us that the Co-Annuitant has died.

• The Co-Annuitant was, at the time of the Co-Annuitant’s death, the sole beneficiary of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA, and

• the Co-Annuitant was, at the time of the Co-Annuitant’s death, the legal spouse of the Annuitant.

If this section applies and if the Co-Annuitant dies prior to the Payout Start Date, then, subject to the following conditions, the Contract may be continued according to Option D under the “Death of Owner” provisions under the same terms and conditions that would apply if the Co-Annuitant were the Owner of the Contract before death and the sole new Owner of the Contract were the Annuitant provided that:

• The Co-Annuitant was the legal spouse of the Annuitant on the date of Annuitant’s death.

• The Owner does not thereafter name a new Co-Annuitant; and

• The Owner of the Custodial traditional IRA, Custodial Roth IRA, or Custodial Simplified Employee Pension IRA remains the Custodian; and

• The Contract may only be continued once.

More Information

ALLSTATE

Allstate Life is the issuer of the Contract. Allstate Life was organized in 1957 as a stock life insurance company under the laws of the State of Illinois.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company organized under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all jurisdictions except the State of New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois, 60062.

Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT

Allstate Life established the Allstate Financial Advisors Separate Account I (“Variable Account”) in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invest in the same Portfolio (the “Consolidation”). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account’s income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

Changes in Portfolios.    If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

Conflicts of Interest.    Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio’s board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

Distribution.    Allstate Distributors, L.L.C., located at 3075 Sanders Road, Northbrook, IL 60062, is the principal underwriter and distributor of the Contract. Allstate Distributors is a wholly owned subsidiary of Allstate Life. Allstate Distributors is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority (“FINRA”).

Allstate Distributors does not sell Contracts directly to purchasers. Allstate Distributors enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are also licensed as insurance agents by applicable state insurance authorities and appointed as agents of Allstate Life in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.

We will pay commissions to broker-dealers and banks which sell the Contracts. Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker dealer’s or bank’s practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.

From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to: (1) placement of the Contracts on a list of preferred or recommended products in the bank’s or broker-dealer’s distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and (4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer’s registered representatives. A list of broker-dealers and banks that Allstate Distributors paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC’s Web site (http://www.sec.gov).

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.

Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or Allstate Distributors and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Allstate Life does not pay Allstate Distributors a commission for distribution of the Contracts. Allstate Distributors compensates its representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract Values. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an “investment in the contract” for income tax purposes. The amount you receive will be less applicable federal and state income tax withholding.

Administration.    We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2015, consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelley Global Investment Markets, a division of RR Donnelley & Sons Company (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.

In administering the Contracts, the following services are provided, among others:

• maintenance of Contract Owner records;

• Contract Owner services;

• calculation of unit values;

• maintenance of the Variable Account; and

• preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

Correspondence sent by regular mail to our Annuity Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Annuity Service Center. Your correspondence is not considered received by us until it is received at our Annuity Service Center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Annuity Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Annuity Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

We provide information about cyber security risks associated with this Annuity in the Statement of Additional Information.

ANNUITIES HELD WITHIN A QUALIFIED PLAN

If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL PROCEEDINGS

There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.

LEGAL MATTERS

All matters of Illinois law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under Illinois insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY

Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL

Tax Deferral.    Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•  the Contract Owner is a natural person,

• the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

• Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners.    Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.

Grantor Trust Owned Annuity.    Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

Diversification Requirements.    For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment.    The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals.    If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments.    Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Partial Annuitization

Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

Taxation of Level Monthly Variable Annuity Payments.    You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

• if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

• if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

• if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v. Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.

Please consult with your tax or legal advisor before electing the Spousal Benefit for a civil union partner or domestic partner.

Taxation of Annuity Death Benefits.    Death Benefit amounts are included in income as follows:

•  if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

•  if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Medicare Tax on Net Investment Income    The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,400 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

Penalty Tax on Premature Distributions.    A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

• made on or after the date the Contract Owner attains age 59 1/2,

•  made as a result of the Contract Owner’s death or becoming totally disabled,

•  made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

• made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

•  attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments.    With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035.    A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.

Partial Exchanges.    The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes.    If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

Aggregation of Annuity Contracts.    The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS

The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

• Individual Retirement Annuities (IRAs) under Code Section 408(b);

•  Roth IRAs under Code Section 408A;

• Simplified Employee Pension (SEP IRA) under Code Section 408(k);

•  Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

•  Tax Sheltered Annuities under Code Section 403(b);

• Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•  State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

• made on or after the date the Contract Owner attains age 59 1/2,

• made to a beneficiary after the Contract Owner’s death,

• attributable to the Contract Owner being disabled, or

• made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Tax Qualified Contracts.    Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts.    A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

• made on or after the date the Contract Owner attains age 59 1/2,

• made as a result of the Contract Owner’s death or total disability,

• made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

• made after separation from service after age 55 (does not apply to IRAs),

• made pursuant to an IRS levy,

• made for certain medical expenses,

• made to pay for health insurance premiums while unemployed (applies only for IRAs),

• made for qualified higher education expenses (applies only for IRAs)

• made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

•  from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Income Tax Withholding on Tax Qualified Contracts.    Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

• required minimum distributions, or,

• a series of substantially equal periodic payments made over a period of at least 10 years, or,

• a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

• hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Charitable IRA Distributions.    Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA. A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.

Individual Retirement Annuities.    Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.

Roth Individual Retirement Annuities.    Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs).    Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a) The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b) The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.

Simplified Employee Pension IRA (SEP IRA).    Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA).    Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

• attains age 59 1/2,

• severs employment,

• dies,

• becomes disabled, or

• incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.

Corporate and Self-Employed Pension and Profit Sharing Plans.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

• A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

• An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

Annual Reports and Other Documents

Allstate Life’s Annual Report on Form 10-K for the year ended December 31, 2015, is incorporated herein by reference, which means that it is legally a part of this prospectus.

All other reports filed with the SEC under the Exchange Act since the Form 10-K Annual Report, including filings made on Form 10-Q and Form 8-K, and all documents or reports we file with the SEC under the Exchange Act after the date of this prospectus and before we terminate the offering of the securities under this prospectus are also incorporated herein by reference, which means that they are legally a part of this prospectus.

Statements in this prospectus, or in documents that we file later with the SEC and that legally become a part of this prospectus, may change or supersede statements in other documents that are legally part of this prospectus. Accordingly, only the statement that is changed or replaced will legally be a part of this prospectus.

We file our Exchange Act documents and reports, including our annual report on Form 10-K, quarterly reports on Form 10-Q and current reports on Form 8-K, electronically on the SEC’s “EDGAR” system using the identifying number CIK No. 0000352736. The SEC maintains a Web site that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov. You also can view these materials at the SEC’s Public Reference Room at 100 F Street NE, Room 1580, Washington, DC 20549-2001. For more information on the operations of SEC’s Public Reference Room, call 1-202-551-8090.

If you have received a copy of this prospectus, and would like a free copy of any document incorporated herein by reference (other than exhibits not specifically incorporated by reference into the text of such documents), please write or call us at P.O. Box 758565, Topeka, KS 66675-8565 or 1-800-457-7617.

Statement of Additional Information Table of Contents

Additions, Deletions, or Substitutions of Investments	2
The Contracts	2
Calculation of Accumulation Unit Values	5
Calculation of Variable Income Payments	6

General Matters	7
Experts	8
Financial Statements	8
Appendix A

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

 Appendix A

Allstate Advisor Contract Comparison Chart

Feature	Advisor	Advisor Plus	Advisor Preferred
			5-year Withdrawal Charge Option	3-year Withdrawal Charge Option	No Withdrawal Charge Option
Credit Enhancement	None	up to 5% depending on issue age and amount of purchase payments	None	None	None
Mortality and Expense Risk Charge (Base Contract)	1.10%	1.40%	1.40%	1.50%	1.60%
Withdrawal Charge (% of purchase payment)	7/ 7/ 6/ 5/ 4/ 3/ 2	8.5/ 8.5/ 8.5/ 7.5/ 6.5/ 5.5/ 4/2.5	7/ 6/ 5/ 4/ 3	7/ 6/ 5	None
Withdrawal Charge Waivers	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	Confinement, Terminal Illness, Unemployment	N/A

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

DCA Fixed Account Option
	Advisor	Advisor Plus	Advisor Preferred
			5-Year Withdrawal Charge Option	3-Year Withdrawal Charge Option	No Withdrawal Charge Option
Transfer Periods	3 to 6-month	3 to 6-month	3 to 6-month	3 to 6-month	N/A
	7 to 12-month	7 to 12-month	7 to 12-month	7 to 12-month	N/A

Standard Fixed Account Option (some options not available in all states)
	Advisor	AdvisorPlus	Advisor Preferred
			5-Year Withdrawal Charge Option	3-Year Withdrawal Charge Option	No Withdrawal Charge Option
Guarantee Periods	1-year	N/A	N/A	N/A	N/A
	3-year*	N/A	N/A	N/A	N/A
	5-year*	N/A	N/A	N/A	N/A
	7-year*	N/A	N/A	N/A	N/A

* Available only in states in which the MVA Fixed Account Option is not offered.

MVA Fixed Account Option (not available in all states)**
	Advisor	Advisor Plus	Advisor Preferred
			5-Year Withdrawal Charge Option	3-Year Withdrawal Charge Option	No Withdrawal Charge Option
Guarantee Periods	3-year	3-year	3-year	3-year	3-year
	5-year	5-year	5-year	5-year	5-year
	7-year	7-year	7-year	7-year	7-year
	10-year	10-year	10-year	10-year	10-year

** Not available in states in which the 3-, 5-, or 7-year Standard Fixed Account Options are offered.

A-1

Appendix B

Market Value Adjustment

The Market Value Adjustment is based on the following:

I	=	the Treasury Rate for a maturity equal to the term length of the Guarantee Period Account for the week preceding the establishment of the Market Value Adjusted Fixed Guarantee Period Account;

J	=

the Treasury Rate for a maturity equal to the term length of the Market Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value Adjusted Fixed Guarantee Period Account, the date we determine the Death Proceeds, or the Payout Start Date, as the case may be (“Market Value Adjustment Date”).

N	=	the number of whole and partial years from the Market Value Adjustment Date to the expiration of the term length of the Market Value Adjusted Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

.9 × [I-(J + .0025)] × N

The denominator of the MVA formula includes a factor, currently equal to 0.0025 or 25 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Guarantee Period Account.

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

Examples Of Market Value Adjustment
Purchase Payment:	$10,000 allocated to a Market Value Adjusted Fixed Guarantee Period Account
Guarantee Period:	5 years
Interest Rate:	4.50%
Full Withdrawal:	End of Contract Year 3
Contract:	Allstate Advisor*

Example 1: (Assumes Declining Interest Rates)
Step 1:	Calculate Contract Value at End of Contract Year 3:	=	$10,000.00 × (1.045)[3] = $11,411.66
Step 2:	Calculate the Free Withdrawal Amount:	=	.15 × $10,000 = $1500
Step 3:	Calculate the Withdrawal Charge:	=	.06 × ($10,000 – $1,500) = $510
Step 4:	Calculate the Market Value Adjustment:	I	= 4.50%
		J	= 4.20%
730 DAYS
		N	= = 2
365 DAYS
Market Value Adjustment Factor: .9 × [I – (J + .0025)] × N
		=	.9 × [.045 - (.042 + .0025)] × 2 = .0009
Market Value Adjustment = Market Value Adjustment Factor × Amount Subject To Market Value Adjustment
		=	.0009 × $11,411.66 = $10.27
Step 5:	Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:	=	$11,411.66 - $510 + $10.27 = $10,911.93

Example 2: (Assumes Rising Interest Rates)
Step 1:	Calculate Contract Value at End of Contract Year 3:	=	$10,000.00 × (1.045)[3] = $11,411.66
Step 2:	Calculate the Free Withdrawal Amount:	=	.15 × $10,000 = $1500
Step 3:	Calculate the Withdrawal Charge:	=	.06 × ($10,000 – $1,500) = $510
Step 4:	Calculate the Market Value Adjustment:	I	= 4.50%
		J	= 4.80%
730 DAYS
		N	= = 2
365 DAYS
Market Value Adjustment Factor: .9 × [I – (J + .0025)] × N
		=	.9 × [(.045 - (.048 + .0025)] × (2) = –.0099
Market Value Adjustment = Market Value Adjustment Factor × Amount Subject To Market Value Adjustment:
		=	–.0099 × $11,411.66 = –($112.98)
Step 5:	Calculate the amount received by Contract owner as a result of full withdrawal at the end of Contract Year 3:	=	$11,411.66 - $510 – $112.98 = $10,788.68

* These examples assume the election of the Allstate Advisor Contract for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under Allstate Advisor Plus and Allstate Advisor Preferred Contracts, which have different expenses and withdrawal charges.

B-1

 Appendix C

Example of Calculation of Income Protection Benefit

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

Adjusted age of Annuitant on the Payout Start Date:	65
Sex of Annuitant:	male
Income Plan selected:	1
Payment frequency:	monthly
Amount applied to variable income payments under the Income Plan:	$100,000.00

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:	3%
Guaranteed minimum variable income payment:	85% of the initial variable amount income value

Step 1 – Calculation of the initial variable amount income value:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 × $5.49/1000 = $549.00.

Step 2 – Calculation of the amount guaranteed under the Income Protection Benefit Option:

guaranteed minimum variable income payment = 85% × initial variable amount income value = 85% × $549.00 = $466.65.

Step 3 – Illustration of the effect of the minimum payment guarantee under the Income Protection Benefit Option:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

C-1

Appendix D

Withdrawal Adjustment Example – Income Benefits*

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Income Benefit Amount
5% Roll-Up Value**
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Maximum Anniversary Value	Advisor and Preferred	Plus
1/1/04	Contract Anniversary	$ 55,000	_	$ 55,000	$ 55,000	$ 52,500	$ 54,600
7/1/04	Partial Withdrawal	$ 60,000	$ 15,000	$ 45,000	$ 41,250	$ 40,176	$ 41,859

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Maximum Anniversary Value by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment reduces the 5% Roll-Up Value part dollar-for-dollar and part proportionally.

		Advisor and Preferred	Plus
Maximum Anniversary Value Income Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Income Benefit		$41,250	$41,250

5 % Roll-Up Value Income Benefit**
Total Partial Withdrawal Amount	(a)	$15,000	$15,000
STEP I – Dollar For Dollar Portion
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth of interest on $52,500 and $54,600, respectively)	(c)	$53,786	$55,937
Partial Withdrawal Amount (Corridor = 5% of Roll-Up Value on 1/1/04)	(d)	$2,625	$2,730
Dollar for Dollar Withdrawal Adjustment (discounted for a half year’s worth of interest)	(e)=(d) * 1.05^ -0.5	$2,562	$2,664
Contract Value After Step 1	(b’)=(b) - (d)	$57,375	$57,270
Adjusted Income Benefit After Step 1	(c’)=(c) - (e)	$51,224	$53,273
STEP 2 – Proportional Portion
Partial Withdrawal Amount	(a’)=(a) - (d)	$12,375	$12,270
Proportional Adjustment	(a’)/(b’)*(c’)	$11,048	$11,414
Contract Value After Step 2	(b’) - (a’)	$45,000	$45,000
Adjusted Income Benefit After Step 2		$40,176	$41,859

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**  In certain states, the Roll-Up Value Income Benefit accumulates interest on a daily basis at a rate equivalent to 3% per year rather than 5%. If calculations assumed an interest rate of 3% per year, the adjusted income benefit would be lower.

D-1

Appendix E

Withdrawal Adjustment Example – Death Benefits*

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Death Benefit Amount
					Purchase Payment Value			Enhanced Beneficiary Value**
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus	Maximum Anniversary Value	Advisor and Preferred	Plus
1/1/06	Contract Anniversary	$ 55,000	_	$ 55,000	$ 50,000	$ 52,000	$ 55,000	$ 52,500	$ 54,600
7/1/06	Partial Withdrawal	$ 60,000	$ 15,000	$ 45,000	$ 37,500	$ 39,000	$ 41,250	$ 40,339	$ 41,953

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

		Advisor and Preferred	Plus
Purchase Payment Value Death Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$50,000	$52,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500	$13,000
Adjusted Death Benefit		$37,500	$39,000

MAV Death Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Death Benefit		$41,250	$41,250

Enhanced Beneficiary Protection (Annual Increase) Benefit**
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days worth of interest on $52,500 and $54,600, respectively)	(c)	$53,786	$55,937
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,446	$13,984
Adjusted Death Benefit		$40,339	$41,953

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**  Calculations for the Enhanced Beneficiary Protection (Annual Increase) Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. In certain states, the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

E-1

Appendix F

Calculation of Earnings Protection Death Benefit*

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000+ $0-$0)
In-Force Earnings	=	$25,000 ($125,000-$100,000)
Earnings Protection Death Benefit**	=	40% * $25,000 = $10,000

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

**  If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Allstate Life receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals	=	$5,000 ($10,000-$5,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$95,000 ($100,000+$0-$5,000)
In-Force Earnings	=	$19,000 ($114,000-$95,000)
Earnings Protection Death Benefit**	=	40%*$19,000=$7,600

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

** If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

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Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives a Complete Request for Settlement.

Excess of Earnings Withdrawals	=	$30,000 ($50,000-$20,000)
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$120,000 ($110,000+$40,000-$30,000)
In-Force Earnings	=	$20,000 ($140,000-$120,000)
Earnings Protection Death Benefit**	=	25%*$20,000=$5,000

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death ), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

**  If the oldest Contract Owner or Annuitant had been age 70 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00) and Credit Enhancement for Allstate Advisor Plus Contract.

Example 4: Spousal Continuation

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Option. In this example, assume that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Option and MAV Death Benefit Option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

Excess of Earnings Withdrawals	=	$0
Purchase Payments in the 12 months prior to death	=	$0
In-Force Premium	=	$100,000 ($100,000+$0-$0)
In-Force Earnings	=	$50,000 ($150,000-$100,000)
Earnings Protection Death Benefit**	=	40%*$50,000=$20,000
Contract Value	=	$150,000
Death Benefit	=	$160,000
Earnings Protection Death Benefit	=	$20,000
Continuing Contract Value	=	$180,000 ($160,000+$20,000)

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments and Credit Enhancements for Allstate Advisor Plus Contracts in the 12 months prior to death), the In-Force Earnings are used to compute the Earnings Protection Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract.

** If the oldest Contract Owner or Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

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Appendix G

Withdrawal Adjustment Example – TrueReturn Accumulation Benefit*

Issue Date: January 2, 2005

Initial Purchase Payment: $50,000 (For Allstate Advisor Plus Contracts, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for Allstate Advisor and Allstate Advisor Preferred Contracts, $52,000 for Allstate Advisor Plus Contracts (assuming issue age 85 or younger)

					Benefit Base
					Purchase Payment Value
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus
1/2/06	Contract Anniversary	$55,000	_	$55,000	$50,000	$52,000
7/2/06	Partial Withdrawal	$60,000	$15,000	$45,000	$37,500	$39,000

The following shows how we compute the adjusted Benefit Bases in the example above. Please note that the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

		Advisor and Preferred	Plus
Benefit Base
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Benefit Base Immediately Prior to Partial Withdrawal	(c)	$50,000	$52,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500	$13,000
Adjusted Benefit Base		$37,500	$39,000

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges for all Contracts. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

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Appendix H – SureIncome Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% × ($130,000 – $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% × ($60,000 – $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

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Appendix I – SureIncome Plus Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Allstate Advisor contract with a $100,000 initial purchase payment and add the SureIncome Plus Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The SureIncome ROP Death Benefit is reduced to $92,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% × ($130,000 – $25,000)) = $8,000

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume Example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($92,000 – $5,000) = $55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% × ($60,000 – $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

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The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The SureIncome ROP Death Benefit is reduced to $91,800, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged, because the amount withdrawn does not exceed the Benefit Payment Remaining, and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome Plus Option Fee is $650, which is 0.65% × the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $12,748, which is the greater of your current Benefit Payment ($8,000) and 8% × the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome Plus Option Fee is $1,035.78, which is 0.65% × the Benefit Base ($159,350) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome Plus Option Fee is the only annual fee applicable).

The Benefit Base remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $12,748, which is the greater of your current Benefit Payment $12,748 and 8% × the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $12,748, which is the Benefit Payment on the Contract Anniversary.

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Appendix J – SureIncome For Life Withdrawal Benefit Option Calculation Examples

Example 1: Assume you purchase an Allstate Advisor contract with $100,000 initial purchase payment, are attained age 55 at issue, and add the SureIncome For Life Option at issue (you are the SureIncome Covered Life).

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your SureIncome ROP Death Benefit is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $4,000, which is 4% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $4,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Note: The Benefit Payment remains $4,000 until you turn age 60 (as long as the Contract Value on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% × current Benefit Base ($5,000 = 5% × $100,000, assuming your Benefit Base is still $100,000).

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $140,000, which is your prior SureIncome ROP Death Benefit ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $5,600, which is your prior Benefit Payment ($4,000) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $5,600, which is your prior Benefit Payment Remaining ($4,000) plus 4% of your additional purchase payment ($40,000).

Note: The Benefit Payment remains $5,600 until you turn age 60 (for the purposes of this example it is assumed the maximum anniversary value on any of the prior Contract Anniversaries has not increased the Benefit Payment). At that point, if no withdrawals have been taken, your Benefit Payment & Benefit Payment Remaining are updated to 5% × current Benefit Base ($7,000 = 5% × $140,000, assuming your Benefit Base is still $140,000).

Example 3a: Assume Example 1 is continued and the first withdrawal, equal to $4,000, is made during the first Benefit Year.

The Benefit Base is reduced to $96,000, which is your prior Benefit Base ($100,000) less your withdrawal ($4,000).

The SureIncome ROP Death Benefit is reduced to $96,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($4,000).

The Benefit Payment is unchanged and remains $4,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($4,000) less your withdrawal ($4,000).

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 3b: Assume Example 1 is continued and the first withdrawal, equal to $5,000, is made during the sixth Benefit Year and you have attained age 60 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $95,000, which is your prior Benefit Base ($100,000) less your withdrawal ($5,000).

The SureIncome ROP Death Benefit is reduced to $95,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($5,000).

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% × current Benefit Base (5% × $100,000 = $5,000).

The Benefit Payment remains $5,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($5,000) less your withdrawal ($5,000).

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 3c: Assume Example 1 is continued and the first withdrawal, equal to $6,000, is made during the sixteenth Benefit Year and you have attained age 70 (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries).

The Benefit Base is reduced to $94,000, which is your prior Benefit Base ($100,000) less your withdrawal ($6,000).

The SureIncome ROP Death Benefit is reduced to $94,000, which is your prior SureIncome ROP Death Benefit ($100,000) less your withdrawal ($6,000).

Because the first withdrawal occurs at attained age 70, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 6% × current Benefit Base (6% × $100,000 = $6,000).

The Benefit Payment remains $6,000 after withdrawal.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($6,000) less your withdrawal ($6,000).

Note: The Withdrawal Benefit Factor is locked at 6% because the age at first withdrawal is age 70.

Example 4a: Assume Example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.

The Benefit Payment is reduced to $3,000, determined by the following calculation: the lesser of ($4,000) and (4% × $75,000) = $3,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 4% because the age at first withdrawal is age 55.

Example 4b: Assume Example 1 is continued and a withdrawal of $25,000 is made during the sixth Benefit Year (assume the Contract Values have not increased any SureIncome For Life Option guarantees on any prior Contract Anniversaries). Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base, the SureIncome ROP Death Benefit and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.

The SureIncome ROP Death Benefit is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 – $25,000) and ($100,000 – $25,000) = $75,000.

Because the first withdrawal occurs at attained age 60, the Benefit Payment and Benefit Payment Remaining prior to the withdrawal are updated to 5% × current Benefit Base prior to the withdrawal (5% × $100,000 = $5,000).

The Benefit Payment is reduced to $3,750, determined by the following calculation: the lesser of ($5,000) and (5% × $75,000) = $3,750.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Note: The Withdrawal Benefit Factor is locked at 5% because the age at first withdrawal is age 60.

Example 5: Assume Example 3a is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($96,000 – $5,000) = $55,000.

The SureIncome ROP Death Benefit is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 – $5,000) and ($96,000 – $5,000) = $55,000.

The Benefit Payment is reduced to $2,200, determined by the following formula: the lesser of ($4,000) and (4% × $55,000) = $2,200.

Example 6: Assume Example 5 is continued and an additional Purchase Payment of 40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The SureIncome ROP Death Benefit is increased to $95,000, which is your prior SureIncome ROP Death Benefit ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $3,800, which is your prior Benefit Payment ($2,200) plus 4% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $1,600, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 4% of your additional purchase payment ($40,000).

Example 7: Assume Example 6 is continued and an additional withdrawal of $1,600 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $93,400, which is your prior Benefit Base ($95,000) less your withdrawal ($1,600).

The SureIncome ROP Death Benefit is reduced to $93,400, which is your prior SureIncome ROP Death Benefit ($95,000) less your withdrawal ($1,600).

The Benefit Payment is unchanged and remains $3,800.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($1,600) less your withdrawal ($1,600).

Example 8: Assume Example 1 is continued and on the first Contract Anniversary the Contract Value prior to deduction of annual fees is $160,000.

The SureIncome For Life Option Fee is $650, which is 0.65% × the Benefit Base ($100,000) prior to updating the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $159,350, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is increased to $159,350, which is the greater of your current Benefit Base ($100,000) and the final Contract Value on the Contract Anniversary ($159,350).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is increased to $6,374, which is the greater of your current Benefit Payment ($4,000) and 4% of the final Contract Value on the Contract Anniversary ($159,350).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

Note: The Benefit Payment remains $6,374 until you turn age 60 (as long as the Contract Values on any of the prior Contract Anniversaries have not caused any of the guarantees under the Option to be updated). At that point, if no withdrawals have been taken, your Benefit Payment and Benefit Payment Remaining are updated to 5% × current Benefit Base ($7,967.50 = 5% × $159,350, assuming your Benefit Base is still $159,350).

Example 9: Assume Example 8 is continued, no withdrawals or purchase payments are applied during the second Contract Year and on the second Contract Anniversary the Contract Value prior to deduction of annual fees is $60,000.

The SureIncome For Life Option Fee is $1,035.78, which is 0.65% × the Benefit Base ($159,350) prior to updating for the Benefit Base based on the Contract Value on the Contract Anniversary.

The final Contract Value is $58,964.22, which the Contract Value on the Contract Anniversary after deduction of annual fees (assume SureIncome For Life Option Fee is the only annual fee applicable).

The Benefit Base is remains $159,350, which is the greater of your current Benefit Base ($159,350) and the final Contract Value on the Contract Anniversary ($58,964.22).

The SureIncome ROP Death Benefit remains $100,000.

The Benefit Payment is remains $6,374, which is the greater of your current Benefit Payment $6,374 and 4% × the final Contract Value on the Contract Anniversary ($58,964.22).

The Benefit Payment Remaining is updated to $6,374, which is the Benefit Payment on the Contract Anniversary.

APPENDIX K – ACCUMULATION UNIT VALUES

Appendix K presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. Please contact us at 1-800-457-7617 to obtain a copy of the Statement of Additional Information.

The Allstate Advisor, Allstate Advisor Plus, Allstate Advisor Preferred with No Withdrawal Charge Option, Allstate Advisor Preferred with the 3 year Withdrawal Charge Option and Allstate Advisor Preferred with the 5 year Withdrawal Charge Option Contracts were first offered on October 14, 2002.

The Allstate Advisor, Allstate Advisor Plus and Allstate Advisor Preferred Contracts were first offered with the MAV Death Benefit Option at 0.15% or the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.15% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, with the MAV Death Benefit Option at 0.15% and with the Earnings Protection Death Benefit Option, with the MAV Death Benefit Option at 0.15%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, and the Earnings Protection Death Benefit Option, with the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15% and the Earnings Protection Death Benefit Option on October 14, 2002.

The Earnings Protection Death Benefit Option, the MAV Death Benefit Option at 0.20%, and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20%, the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.15%, Contracts with the MAV Death Benefit Option at 0.20% and the Enhanced Beneficiary Protection (Annual Increase) Option at 0.30%, the MAV Death Benefit Option at 0.20% was first offered on May 1, 2003.

All of the Variable Sub-Accounts shown below were first offered under the Contracts on October 14, 2002, except for the Oppenheimer Capital Appreciation/VA – Service Shares Sub-Account and UIF Small Company Growth, Class II Sub-Accounts which were first offered under the Contracts on May 1, 2003, the Van Kampen LIT Money Market, Class II Sub-Account and UIF Global Franchise, Class II Sub-Accounts, which were first offered under the Contracts on December 31, 2003, and the FTVIP Franklin Income Securities – Class 2 Sub-Account, FTVIP Franklin U.S. Government – Class 2 Sub-Account, Invesco Van Kampen V.I. Comstock Fund – Series II Sub-Account, Invesco Van Kampen V.I. Equity and Income Fund – Series II Sub-Account, UIF Growth, Class I Sub-Account and UIF Growth, Class II Sub-Account, and Invesco Van Kampen V.I. Mid Cap Value Fund – Series I Sub-Account and Invesco Van Kampen V.I. Mid Cap Value Fund – Series II Sub-Accounts, which were first offered under the Contracts on May 1, 2004 and the FTVIP Franklin Large Cap Growth Securities – Class 2 Sub-Account, Lord Abbett Series Fund – Fundamental Equity Portfolio, Lord Abbett Series Fund – Bond-Debenture Portfolio, Lord Abbett Series Fund – Growth and Income Portfolio, Lord Abbett Series Fund – Growth Opportunities Portfolio, Lord Abbett Series Fund – Mid Cap Stock Portfolio and Oppenheimer Core Bond/VA – Service Shares Sub-Account which were first offered with the Contracts on October 1, 2004, and the Fidelity VIP Contrafund – Service Class 2 Sub-Account, Fidelity VIP Freedom 2010 – Service Class 2 Sub-Account, Fidelity VIP Freedom 2020 – Service Class 2 Sub-Account, Fidelity VIP Freedom 2030 – Service Class 2 Sub-Account, Fidelity VIP Freedom Income – Service Class 2 Sub-Account, Fidelity VIP Growth Stock – Service Class 2 Sub-Account, Fidelity VIP Index 500 – Service Class 2 Sub-Account, Fidelity VIP Mid Cap – Service Class 2 Sub-Account, FTVIP Mutual Global Discovery Securities Fund – Class 2 Sub-Account and UIF U.S. Mid Cap Growth, Class II Sub-Account, which were first offered under the Contracts on May 1, 2006 and the Putnam VT Equity Income Fund – Class IB Sub-Account which was first offered under the Contracts on February 13, 2009.

The name of the following Sub-Account changed since December 31, 2015. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2015:

Sub-Account Name as of December 31, 2015 (as appears in the following tables of Accumulation Unit Values)	Sub-Account Name on/about May 1, 2016:
Putnam VT Money Market Fund – Class IB	Putnam VT Government Money Market Fund – Class IB

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

Basic Contract

Mortality & Expense = 1.1

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$10.000	$10.291	516,451
	2007	$10.291	$11.915	1,004,070
	2008	$11.915	$6.740	1,144,313
	2009	$6.740	$9.013	1,143,620
	2010	$9.013	$10.403	1,050,401
	2011	$10.403	$9.983	874,253
	2012	$9.983	$11.444	648,028
	2013	$11.444	$14.793	527,579
	2014	$14.793	$16.304	380,861
	2015	$16.304	$16.161	318,224
Fidelity VIP Freedom 2010 Portfolio – Service Class 2
	2006	$10.000	$10.483	24,455
	2007	$10.483	$11.218	70,102
	2008	$11.218	$8.287	116,207
	2009	$8.287	$10.139	172,093
	2010	$10.139	$11.264	170,536
	2011	$11.264	$11.072	131,106
	2012	$11.072	$12.194	110,259
	2013	$12.194	$13.625	91,532
	2014	$13.625	$14.016	61,011
	2015	$14.016	$13.762	63,026
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
	2006	$10.000	$10.513	54,334
	2007	$10.513	$11.411	128,871
	2008	$11.411	$7.569	140,536
	2009	$7.569	$9.604	203,822
	2010	$9.604	$10.839	150,160
	2011	$10.839	$10.566	128,800
	2012	$10.566	$11.793	123,788
	2013	$11.793	$13.461	99,189
	2014	$13.461	$13.898	64,380
	2015	$13.898	$13.656	56,339
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
	2006	$10.000	$10.522	14,031
	2007	$10.522	$11.536	28,063
	2008	$11.536	$7.040	56,210
	2009	$7.040	$9.116	73,240
	2010	$9.116	$10.429	69,082
	2011	$10.429	$10.003	62,089
	2012	$10.003	$11.373	55,492
	2013	$11.373	$13.629	44,016
	2014	$13.629	$14.092	21,588
	2015	$14.092	$13.836	20,541

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Freedom Income Portfolio – Service Class 2
	2006	$10.000	$10.373	16,899
	2007	$10.373	$10.845	48,727
	2008	$10.845	$9.559	65,357
	2009	$9.559	$10.817	76,108
	2010	$10.817	$11.452	69,850
	2011	$11.452	$11.461	86,305
	2012	$11.461	$12.021	66,655
	2013	$12.021	$12.484	53,068
	2014	$12.484	$12.759	37,008
	2015	$12.759	$12.523	27,184
Fidelity VIP Growth Opportunities Portfolio – Service Class 2
	2015	$10.000	$19.175	10,394
Fidelity VIP Growth Stock Portfolio – Service Class 2
	2006	$10.000	$9.766	19,226
	2007	$9.766	$11.790	53,608
	2008	$11.790	$6.427	72,235
	2009	$6.427	$9.163	57,801
	2010	$9.163	$10.833	24,653
	2011	$10.833	$10.741	18,803
	2012	$10.741	$12.530	17,930
	2013	$12.530	$16.649	16,126
	2014	$16.649	$18.461	12,499
	2015	$18.461	$19.608	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.000	$10.846	45,567
	2007	$10.846	$11.260	270,300
	2008	$11.260	$6.985	264,109
	2009	$6.985	$8.708	239,770
	2010	$8.708	$9.861	226,853
	2011	$9.861	$9.908	200,172
	2012	$9.908	$11.309	170,918
	2013	$11.309	$14.725	161,365
	2014	$14.725	$16.467	57,344
	2015	$16.467	$16.430	48,729
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$10.000	$9.899	102,347
	2007	$9.899	$11.269	251,766
	2008	$11.269	$6.718	256,868
	2009	$6.718	$9.267	223,401
	2010	$9.267	$11.761	211,845
	2011	$11.761	$10.350	191,071
	2012	$10.350	$11.704	148,870
	2013	$11.704	$15.697	123,963
	2014	$15.697	$16.429	81,031
	2015	$16.429	$15.953	68,075
FTVIP Franklin Growth and Income VIP Fund – Class 2
	2006	$15.034	$17.328	1,376,859
	2007	$17.328	$16.469	1,236,047
	2008	$16.469	$10.543	1,065,952
	2009	$10.543	$13.170	897,010
	2010	$13.170	$15.169	740,255
	2011	$15.169	$15.334	542,396
	2012	$15.334	$16.987	437,455
	2013	$16.987	$21.732	356,957
	2014	$21.732	$23.412	289,733
	2015	$23.412	$22.900	212,719

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.297	$13.185	3,300,784
	2007	$13.185	$13.503	4,027,508
	2008	$13.503	$9.376	3,310,458
	2009	$9.376	$12.550	2,996,804
	2010	$12.550	$13.958	2,737,443
	2011	$13.958	$14.107	2,234,019
	2012	$14.107	$15.686	1,754,353
	2013	$15.686	$17.642	1,356,581
	2014	$17.642	$18.219	1,028,091
	2015	$18.219	$16.715	761,842
FTVIP Franklin Large Cap Growth VIP Fund – Class 2
	2006	$10.508	$11.503	1,735,490
	2007	$11.503	$12.061	2,114,492
	2008	$12.061	$7.795	1,887,340
	2009	$7.795	$9.982	1,654,042
	2010	$9.982	$10.995	1,464,453
	2011	$10.995	$10.690	1,207,012
	2012	$10.690	$11.857	994,473
	2013	$11.857	$15.056	695,772
	2014	$15.056	$16.713	505,293
	2015	$16.713	$17.426	364,866
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$10.000	$11.041	179,990
	2007	$11.041	$12.189	443,786
	2008	$12.189	$8.608	486,057
	2009	$8.608	$10.478	507,819
	2010	$10.478	$11.580	464,348
	2011	$11.580	$11.093	389,053
	2012	$11.093	$12.412	308,781
	2013	$12.412	$15.635	245,015
	2014	$15.635	$16.315	196,702
	2015	$16.315	$15.516	153,882
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$15.488	$18.099	2,186,968
	2007	$18.099	$18.486	2,266,150
	2008	$18.486	$11.476	1,861,389
	2009	$11.476	$14.279	1,641,649
	2010	$14.279	$15.673	1,423,936
	2011	$15.673	$15.310	1,136,095
	2012	$15.310	$17.264	884,199
	2013	$17.264	$21.858	649,685
	2014	$21.858	$23.112	525,158
	2015	$23.112	$21.688	401,002
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$19.217	$22.191	787,501
	2007	$22.191	$21.382	728,134
	2008	$21.382	$14.137	614,342
	2009	$14.137	$18.024	529,315
	2010	$18.024	$22.813	447,006
	2011	$22.813	$21.672	369,453
	2012	$21.672	$25.326	292,858
	2013	$25.326	$34.058	235,873
	2014	$34.058	$33.811	182,155
	2015	$33.811	$30.909	143,664

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2
	2006	$17.803	$19.101	20,318
	2007	$19.101	$20.973	17,140
	2008	$20.973	$11.904	19,245
	2009	$11.904	$16.871	13,500
	2010	$16.871	$21.254	9,873
	2011	$21.254	$19.967	6,280
	2012	$19.967	$21.848	5,663
	2013	$21.848	$29.794	5,154
	2014	$29.794	$31.608	4,847
	2015	$31.608	$30.371	4,381
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2
	2006	$10.385	$10.664	553,564
	2007	$10.664	$11.221	643,995
	2008	$11.221	$11.917	756,472
	2009	$11.917	$12.127	776,465
	2010	$12.127	$12.603	739,426
	2011	$12.603	$13.147	550,596
	2012	$13.147	$13.222	582,158
	2013	$13.222	$12.760	418,493
	2014	$12.760	$13.021	329,897
	2015	$13.021	$12.914	271,740
FTVIP Templeton Developing Markets VIP Fund – Class 2
	2006	$26.292	$33.244	254,473
	2007	$33.244	$42.259	259,442
	2008	$42.259	$19.728	230,730
	2009	$19.728	$33.609	208,582
	2010	$33.609	$39.010	179,807
	2011	$39.010	$32.402	159,099
	2012	$32.402	$36.192	121,276
	2013	$36.192	$35.396	93,905
	2014	$35.396	$32.008	74,939
	2015	$32.008	$25.401	67,278
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$17.410	$20.872	1,384,661
	2007	$20.872	$23.785	1,600,147
	2008	$23.785	$13.998	1,393,105
	2009	$13.998	$18.936	1,204,940
	2010	$18.936	$20.263	1,066,709
	2011	$20.263	$17.875	932,183
	2012	$17.875	$20.861	739,375
	2013	$20.861	$25.322	549,516
	2014	$25.322	$22.213	466,297
	2015	$22.213	$20.503	378,756
FTVIP Templeton Global Bond VIP Fund – Class 2
	2006	$14.052	$15.643	24,121
	2007	$15.643	$17.139	24,104
	2008	$17.139	$17.968	21,379
	2009	$17.968	$21.050	15,757
	2010	$21.050	$23.781	11,849
	2011	$23.781	$23.270	11,424
	2012	$23.270	$26.430	9,900
	2013	$26.430	$26.514	7,848
	2014	$26.514	$26.652	7,449
	2015	$26.652	$25.176	5,597

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2006	$13.227	$13.399	325,314
	2007	$13.399	$15.427	267,235
	2008	$15.427	$7.749	254,421
	2009	$7.749	$12.669	208,247
	2010	$12.669	$14.953	170,568
	2011	$14.953	$13.817	126,429
	2012	$13.817	$15.466	99,902
	2013	$15.466	$21.342	67,665
	2014	$21.342	$22.787	45,326
	2015	$22.787	$23.562	39,202
Invesco V.I. American Value Fund – Series I
	2006	$12.560	$14.965	194,883
	2007	$14.965	$15.930	208,857
	2008	$15.930	$9.232	177,447
	2009	$9.232	$12.685	155,724
	2010	$12.685	$15.307	120,227
	2011	$15.307	$15.249	86,378
	2012	$15.249	$17.657	71,594
	2013	$17.657	$23.402	55,658
	2014	$23.402	$25.352	47,291
	2015	$25.352	$22.741	27,423
Invesco V.I. American Value Fund – Series II
	2006	$12.535	$14.926	352,246
	2007	$14.926	$15.873	433,653
	2008	$15.873	$9.178	417,880
	2009	$9.178	$12.607	336,485
	2010	$12.607	$15.205	289,237
	2011	$15.205	$15.134	235,235
	2012	$15.134	$17.489	177,479
	2013	$17.489	$23.121	139,779
	2014	$23.121	$24.986	109,959
	2015	$24.986	$22.355	92,002
Invesco V.I. Comstock Fund – Series II
	2006	$11.681	$13.381	1,184,603
	2007	$13.381	$12.900	1,155,302
	2008	$12.900	$8.175	1,015,402
	2009	$8.175	$10.362	818,910
	2010	$10.362	$11.833	742,883
	2011	$11.833	$11.435	627,494
	2012	$11.435	$13.423	474,576
	2013	$13.423	$17.974	363,631
	2014	$17.974	$19.357	262,089
	2015	$19.357	$17.923	196,046
Invesco V.I. Equity and Income Fund – Series II
	2006	$11.648	$12.945	950,381
	2007	$12.945	$13.206	1,069,714
	2008	$13.206	$10.079	932,139
	2009	$10.079	$12.187	817,049
	2010	$12.187	$13.477	722,518
	2011	$13.477	$13.130	556,735
	2012	$13.130	$14.566	384,707
	2013	$14.566	$17.956	298,901
	2014	$17.956	$19.279	221,084
	2015	$19.279	$18.538	177,565

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Growth and Income Fund – Series II
	2006	$16.394	$18.769	1,148,378
	2007	$18.769	$18.993	1,130,145
	2008	$18.993	$12.709	959,755
	2009	$12.709	$15.569	840,508
	2010	$15.569	$17.242	750,580
	2011	$17.242	$16.636	555,942
	2012	$16.636	$18.776	443,855
	2013	$18.776	$24.793	328,304
	2014	$24.793	$26.912	257,222
	2015	$26.912	$25.685	190,496
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.233	$12.670	126,259
	2007	$12.670	$14.706	101,130
	2008	$14.706	$7.718	83,765
	2009	$7.718	$11.913	73,374
	2010	$11.913	$14.966	55,789
	2011	$14.966	$13.391	45,054
	2012	$13.391	$14.754	31,910
	2013	$14.754	$19.895	23,696
	2014	$19.895	$21.149	18,663
	2015	$21.149	$21.093	16,477
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio
	2006	$10.371	$11.192	959,024
	2007	$11.192	$11.731	1,203,223
	2008	$11.731	$9.549	982,893
	2009	$9.549	$12.660	854,149
	2010	$12.660	$14.035	819,038
	2011	$14.035	$14.462	733,952
	2012	$14.462	$16.064	619,129
	2013	$16.064	$17.153	491,297
	2014	$17.153	$17.668	366,797
	2015	$17.668	$17.173	272,180
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio
	2006	$11.529	$13.047	258,059
	2007	$13.047	$13.743	281,424
	2008	$13.743	$9.676	252,224
	2009	$9.676	$12.033	221,340
	2010	$12.033	$14.137	205,010
	2011	$14.137	$13.329	170,638
	2012	$13.329	$14.549	114,983
	2013	$14.549	$19.496	76,267
	2014	$19.496	$20.619	55,402
	2015	$20.619	$19.652	38,450
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio
	2006	$11.114	$12.866	977,874
	2007	$12.866	$13.135	1,131,948
	2008	$13.135	$8.243	923,149
	2009	$8.243	$9.675	791,390
	2010	$9.675	$11.213	683,057
	2011	$11.213	$10.395	545,222
	2012	$10.395	$11.501	405,565
	2013	$11.501	$15.429	280,068
	2014	$15.429	$16.395	218,979
	2015	$16.395	$15.720	159,709

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio
	2006	$11.518	$12.268	307,914
	2007	$12.268	$14.685	401,093
	2008	$14.685	$8.952	360,805
	2009	$8.952	$12.861	300,712
	2010	$12.861	$15.606	253,522
	2011	$15.606	$13.857	226,260
	2012	$13.857	$15.607	183,891
	2013	$15.607	$21.118	126,785
	2014	$21.118	$22.110	93,569
	2015	$22.110	$22.419	68,674
Lord Abbett Series Fund, Inc. – Mid-Cap Stock Portfolio
	2006	$11.896	$13.179	1,058,446
	2007	$13.179	$13.084	1,096,947
	2008	$13.084	$7.832	921,170
	2009	$7.832	$9.789	759,217
	2010	$9.789	$12.120	630,406
	2011	$12.120	$11.484	529,614
	2012	$11.484	$12.984	391,271
	2013	$12.984	$16.703	282,870
	2014	$16.703	$18.388	209,975
	2015	$18.388	$17.463	151,826
Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2006	$13.424	$14.269	1,418,096
	2007	$14.269	$16.036	1,252,093
	2008	$16.036	$8.601	1,194,919
	2009	$8.601	$12.239	987,395
	2010	$12.239	$13.186	862,275
	2011	$13.186	$12.837	679,504
	2012	$12.837	$14.421	521,280
	2013	$14.421	$18.424	369,160
	2014	$18.424	$20.937	276,145
	2015	$20.937	$21.342	214,417
Oppenheimer Conservative Balanced Fund/VA – Service Shares formerly, Oppenheimer Capital Income Fund/VA – Service Shares
	2006	$14.614	$15.992	687,270
	2007	$15.992	$16.335	626,947
	2008	$16.335	$9.092	534,080
	2009	$9.092	$10.913	442,615
	2010	$10.913	$12.138	390,066
	2011	$12.138	$12.027	307,892
	2012	$12.027	$13.309	234,858
	2013	$13.309	$14.823	165,039
	2014	$14.823	$15.805	115,518
	2015	$15.805	$15.689	97,371
Oppenheimer Core Bond Fund/VA – Service Shares
	2006	$10.221	$10.587	1,022,486
	2007	$10.587	$10.877	1,758,893
	2008	$10.877	$6.541	1,767,178
	2009	$6.541	$7.041	1,796,199
	2010	$7.041	$7.734	1,714,650
	2011	$7.734	$8.240	1,408,093
	2012	$8.240	$8.961	1,313,811
	2013	$8.961	$8.812	1,091,278
	2014	$8.812	$9.301	896,045
	2015	$9.301	$9.245	687,391

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$16.248	$16.472	334,836
	2007	$16.472	$17.240	269,795
	2008	$17.240	$8.643	234,531
	2009	$8.643	$11.284	198,239
	2010	$11.284	$14.163	162,327
	2011	$14.163	$14.098	135,036
	2012	$14.098	$16.165	109,341
	2013	$16.165	$21.641	82,802
	2014	$21.641	$22.542	63,773
	2015	$22.542	$23.664	49,404
Oppenheimer Global Fund/VA – Service Shares
	2006	$18.924	$21.924	560,411
	2007	$21.924	$22.956	551,050
	2008	$22.956	$13.521	457,046
	2009	$13.521	$18.599	380,350
	2010	$18.599	$21.242	329,854
	2011	$21.242	$19.180	254,911
	2012	$19.180	$22.899	197,803
	2013	$22.899	$28.704	147,313
	2014	$28.704	$28.917	122,644
	2015	$28.917	$29.592	89,286
Oppenheimer Global Strategic Income Fund/VA – Service Shares
	2006	$13.224	$13.998	2,542,348
	2007	$13.998	$15.136	2,521,268
	2008	$15.136	$12.777	2,111,548
	2009	$12.777	$14.933	1,944,138
	2010	$14.933	$16.918	1,731,144
	2011	$16.918	$16.809	1,313,374
	2012	$16.809	$18.773	1,176,172
	2013	$18.773	$18.463	929,169
	2014	$18.463	$18.679	754,663
	2015	$18.679	$17.979	600,491
Oppenheimer High Income Fund/VA – Service Shares
	2006	$14.092	$15.194	651,221
	2007	$15.194	$14.926	646,720
	2008	$14.926	$3.157	1,119,834
	2009	$3.157	$3.925	1,062,342
	2010	$3.925	$4.434	976,989
	2011	$4.434	$4.265	769,121
	2012	$4.265	$4.751	0
Oppenheimer Main Street Fund®/VA – Service Shares
	2006	$14.296	$16.195	1,689,212
	2007	$16.195	$16.649	1,682,353
	2008	$16.649	$10.086	1,583,489
	2009	$10.086	$12.743	1,388,113
	2010	$12.743	$14.569	1,200,629
	2011	$14.569	$14.337	964,024
	2012	$14.337	$16.502	773,448
	2013	$16.502	$21.410	540,715
	2014	$21.410	$23.332	412,602
	2015	$23.332	$23.746	314,887

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$18.799	$21.278	570,415
	2007	$21.278	$20.709	531,717
	2008	$20.709	$12.673	481,521
	2009	$12.673	$17.124	406,889
	2010	$17.124	$20.800	330,552
	2011	$20.800	$20.043	267,644
	2012	$20.043	$23.280	214,043
	2013	$23.280	$32.314	152,828
	2014	$32.314	$35.615	116,832
	2015	$35.615	$33.013	94,387
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$13.066	632,085
	2010	$13.066	$14.524	560,259
	2011	$14.524	$14.612	462,154
	2012	$14.612	$17.208	364,903
	2013	$17.208	$22.492	253,771
	2014	$22.492	$25.013	191,514
	2015	$25.013	$23.939	145,074
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$13.332	$14.729	1,002,203
	2007	$14.729	$14.677	940,566
	2008	$14.677	$8.588	845,676
	2009	$8.588	$10.649	741,293
	2010	$10.649	$11.650	644,659
	2011	$11.650	$11.819	541,284
	2012	$11.819	$13.128	423,435
	2013	$13.128	$15.304	319,733
	2014	$15.304	$16.719	237,904
	2015	$16.719	$16.317	203,371
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$14.227	$15.850	289,761
	2007	$15.850	$16.104	302,756
	2008	$16.104	$10.599	251,413
	2009	$10.599	$14.146	218,816
	2010	$14.146	$16.015	196,452
	2011	$16.015	$15.743	167,473
	2012	$15.743	$17.745	114,159
	2013	$17.745	$20.931	79,702
	2014	$20.931	$22.608	57,403
	2015	$22.608	$22.355	38,035
Putnam VT Global Health Care Fund – Class IB
	2006	$13.438	$13.636	106,651
	2007	$13.636	$13.378	90,746
	2008	$13.378	$10.951	75,485
	2009	$10.951	$13.620	67,222
	2010	$13.620	$13.776	58,814
	2011	$13.776	$13.439	29,823
	2012	$13.439	$16.219	20,033
	2013	$16.219	$22.680	16,415
	2014	$22.680	$28.577	14,049
	2015	$28.577	$30.404	13,051

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$18.197	$22.819	58,275
	2007	$22.819	$27.015	46,926
	2008	$27.015	$18.535	34,349
	2009	$18.535	$19.642	25,751
	2010	$19.642	$19.744	23,665
	2011	$19.744	$18.437	18,838
	2012	$18.437	$19.115	14,482
	2013	$19.115	$21.476	8,910
	2014	$21.476	$24.289	6,586
	2015	$24.289	$21.599	5,464
Putnam VT Growth and Income Fund – Class IB
	2006	$15.482	$17.714	859,159
	2007	$17.714	$16.428	786,066
	2008	$16.428	$9.941	664,580
	2009	$9.941	$12.738	561,812
	2010	$12.738	$14.382	436,918
	2011	$14.382	$13.538	351,941
	2012	$13.538	$15.920	273,204
	2013	$15.920	$21.321	213,340
	2014	$21.321	$23.305	180,729
	2015	$23.305	$21.273	143,276
Putnam VT High Yield Fund – Class IB
	2006	$14.911	$16.269	729,961
	2007	$16.269	$16.506	684,787
	2008	$16.506	$12.046	602,387
	2009	$12.046	$17.858	499,764
	2010	$17.858	$20.102	445,814
	2011	$20.102	$20.192	327,955
	2012	$20.192	$23.122	268,664
	2013	$23.122	$24.616	220,014
	2014	$24.616	$24.677	180,534
	2015	$24.677	$23.055	154,145
Putnam VT Income Fund – Class IB
	2006	$10.945	$11.292	2,193,099
	2007	$11.292	$11.728	2,340,081
	2008	$11.728	$8.807	1,903,327
	2009	$8.807	$12.749	1,506,639
	2010	$12.749	$13.827	1,430,101
	2011	$13.827	$14.332	1,130,191
	2012	$14.332	$15.666	940,877
	2013	$15.666	$15.753	769,453
	2014	$15.753	$16.554	622,636
	2015	$16.554	$16.102	472,929
Putnam VT International Equity Fund – Class IB
	2006	$17.105	$21.566	486,115
	2007	$21.566	$23.067	661,099
	2008	$23.067	$12.762	606,992
	2009	$12.762	$15.700	541,864
	2010	$15.700	$17.051	457,663
	2011	$17.051	$13.981	398,204
	2012	$13.981	$16.825	320,815
	2013	$16.825	$21.270	245,353
	2014	$21.270	$19.573	197,254
	2015	$19.573	$19.348	154,907

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$15.611	$17.558	226,431
	2007	$17.558	$16.435	231,530
	2008	$16.435	$9.807	198,173
	2009	$9.807	$12.664	169,347
	2010	$12.664	$14.241	139,439
	2011	$14.241	$14.064	114,800
	2012	$14.064	$16.218	93,230
	2013	$16.218	$21.632	75,447
	2014	$21.632	$24.324	62,623
	2015	$24.324	$23.487	42,861
Putnam VT Money Market Fund – Class IB
	2006	$9.970	$10.274	3,059,102
	2007	$10.274	$10.626	2,741,531
	2008	$10.626	$10.759	2,353,459
	2009	$10.759	$10.642	2,823,769
	2010	$10.642	$10.509	2,415,868
	2011	$10.509	$10.374	2,154,262
	2012	$10.374	$10.241	1,888,785
	2013	$10.241	$10.110	1,393,745
	2014	$10.110	$9.981	1,242,504
	2015	$9.981	$9.853	1,080,570
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$16.056	$17.206	86,751
	2007	$17.206	$17.958	73,981
	2008	$17.958	$10.858	54,204
	2009	$10.858	$14.162	45,582
	2010	$14.162	$16.714	113,469
	2011	$16.714	$15.660	95,228
	2012	$15.660	$18.048	75,518
	2013	$18.048	$24.307	62,064
	2014	$24.307	$27.230	52,491
	2015	$27.230	$26.801	42,954
Putnam VT New Value Fund – Class IB
	2006	$17.465	$20.001	692,321
	2007	$20.001	$18.777	765,754
	2008	$18.777	$10.239	738,975
	2009	$10.239	$9.644	0
Putnam VT Research Fund – Class IB
	2006	$14.502	$15.935	78,283
	2007	$15.935	$15.817	64,794
	2008	$15.817	$9.594	55,482
	2009	$9.594	$12.614	53,463
	2010	$12.614	$14.490	41,019
	2011	$14.490	$14.054	34,062
	2012	$14.054	$16.358	22,282
	2013	$16.358	$21.534	18,153
	2014	$21.534	$24.415	11,162
	2015	$24.415	$23.727	9,243
Putnam VT Vista Fund – Class IB
	2006	$17.687	$18.411	161,338
	2007	$18.411	$18.865	145,788
	2008	$18.865	$10.140	122,422
	2009	$10.140	$13.887	100,418
	2010	$13.887	$15.906	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$13.494	$14.045	777,631
	2007	$14.045	$14.628	651,974
	2008	$14.628	$9.092	538,276
	2009	$9.092	$14.709	443,055
	2010	$14.709	$17.539	353,192
	2011	$17.539	$14.223	302,772
	2012	$14.223	$16.037	236,216
	2013	$16.037	$22.752	176,757
	2014	$22.752	$24.641	146,267
	2015	$24.641	$22.837	116,667
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.791	$18.365	347,798
	2007	$18.365	$19.286	364,955
	2008	$19.286	$16.185	298,917
	2009	$16.185	$20.788	263,398
	2010	$20.788	$22.519	237,498
	2011	$22.519	$23.759	182,583
	2012	$23.759	$27.644	138,197
	2013	$27.644	$24.898	112,118
	2014	$24.898	$25.287	92,694
	2015	$25.287	$24.668	67,842
UIF Global Franchise Portfolio, Class II
	2006	$12.304	$14.758	650,901
	2007	$14.758	$15.992	703,140
	2008	$15.992	$11.217	598,573
	2009	$11.217	$14.346	505,053
	2010	$14.346	$16.150	453,294
	2011	$16.150	$17.385	390,162
	2012	$17.385	$19.835	313,311
	2013	$19.835	$23.429	252,083
	2014	$23.429	$24.170	164,122
	2015	$24.170	$25.338	128,132
UIF Growth Portfolio, Class I
	2006	$12.319	$12.660	194,105
	2007	$12.660	$15.233	144,366
	2008	$15.233	$7.640	148,384
	2009	$7.640	$12.486	108,902
	2010	$12.486	$15.143	79,570
	2011	$15.143	$14.529	56,922
	2012	$14.529	$16.403	48,949
	2013	$16.403	$23.976	30,108
	2014	$23.976	$25.172	26,196
	2015	$25.172	$27.888	20,935
UIF Growth Portfolio, Class II
	2006	$12.265	$12.569	151,518
	2007	$12.569	$15.094	140,241
	2008	$15.094	$7.547	137,100
	2009	$7.547	$12.302	111,308
	2010	$12.302	$14.889	93,535
	2011	$14.889	$14.251	83,860
	2012	$14.251	$16.043	53,842
	2013	$16.043	$23.394	36,287
	2014	$23.394	$24.499	28,446
	2015	$24.499	$27.077	19,950

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.853	356,563
	2007	$9.853	$11.924	563,913
	2008	$11.924	$6.260	598,655
	2009	$6.260	$9.724	461,143
	2010	$9.724	$12.696	356,333
	2011	$12.696	$11.633	319,107
	2012	$11.633	$12.458	278,100
	2013	$12.458	$16.907	198,564
	2014	$16.907	$16.996	144,673
	2015	$16.996	$15.772	110,125
UIF Small Company Growth Portfolio, Class II
	2006	$17.821	$19.674	125,802
	2007	$19.674	$19.994	118,154
	2008	$19.994	$11.755	110,064
	2009	$11.755	$17.016	88,845
	2010	$17.016	$21.258	76,769
	2011	$21.258	$19.156	57,539
	2012	$19.156	$21.689	39,294
	2013	$21.689	$36.680	25,352
	2014	$36.680	$31.188	14,815
	2015	$31.188	$27.771	10,559
UIF U.S. Real Estate Portfolio, Class II
	2006	$22.602	$30.715	637,273
	2007	$30.715	$25.080	650,191
	2008	$25.080	$15.335	623,745
	2009	$15.335	$19.450	541,734
	2010	$19.450	$24.869	443,526
	2011	$24.869	$25.938	355,414
	2012	$25.938	$29.603	283,923
	2013	$29.603	$29.733	231,532
	2014	$29.733	$37.986	170,407
	2015	$37.986	$38.216	143,016
Van Kampen LIT Money Market Portfolio – Class II
	2006	$10.036	$10.319	805,399
	2007	$10.319	$10.640	838,651
	2008	$10.640	$10.690	865,848
	2009	$10.690	$10.558	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.10% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

Mortality & Expense = 2.0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$10.000	$10.228	0
	2007	$10.228	$11.733	0
	2008	$11.733	$6.577	1,365
	2009	$6.577	$8.714	1,352
	2010	$8.714	$9.966	1,400
	2011	$9.966	$9.477	185
	2012	$9.477	$10.765	172
	2013	$10.765	$13.789	161
	2014	$13.789	$15.059	143
	2015	$15.059	$14.790	129
Fidelity VIP Freedom 2010 Portfolio – Service Class 2
	2006	$10.000	$10.419	0
	2007	$10.419	$11.048	0
	2008	$11.048	$8.086	0
	2009	$8.086	$9.803	0
	2010	$9.803	$10.792	0
	2011	$10.792	$10.511	0
	2012	$10.511	$11.471	0
	2013	$11.471	$12.700	0
	2014	$12.700	$12.945	0
	2015	$12.945	$12.595	0
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
	2006	$10.000	$10.448	0
	2007	$10.448	$11.237	0
	2008	$11.237	$7.385	0
	2009	$7.385	$9.286	0
	2010	$9.286	$10.384	0
	2011	$10.384	$10.031	0
	2012	$10.031	$11.093	0
	2013	$11.093	$12.547	0
	2014	$12.547	$12.836	0
	2015	$12.836	$12.497	0
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
	2006	$10.000	$10.457	0
	2007	$10.457	$11.360	0
	2008	$11.360	$6.870	0
	2009	$6.870	$8.814	0
	2010	$8.814	$9.991	0
	2011	$9.991	$9.496	0
	2012	$9.496	$10.698	0
	2013	$10.698	$12.704	0
	2014	$12.704	$13.015	0
	2015	$13.015	$12.663	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Freedom Income Portfolio – Service Class 2
	2006	$10.000	$10.310	0
	2007	$10.310	$10.679	0
	2008	$10.679	$9.327	0
	2009	$9.327	$10.459	0
	2010	$10.459	$10.972	0
	2011	$10.972	$10.881	0
	2012	$10.881	$11.308	0
	2013	$11.308	$11.637	0
	2014	$11.637	$11.785	0
	2015	$11.785	$11.461	0
Fidelity VIP Growth Opportunities Portfolio – Service Class 2
	2015	$10.000	$17.549	0
Fidelity VIP Growth Stock Portfolio – Service Class 2
	2006	$10.000	$9.706	0
	2007	$9.706	$11.610	0
	2008	$11.610	$6.271	0
	2009	$6.271	$8.859	0
	2010	$8.859	$10.378	0
	2011	$10.378	$10.197	0
	2012	$10.197	$11.786	0
	2013	$11.786	$15.518	0
	2014	$15.518	$17.050	0
	2015	$17.050	$18.059	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.000	$10.779	0
	2007	$10.779	$11.088	0
	2008	$11.088	$6.815	1,208
	2009	$6.815	$8.419	1,208
	2010	$8.419	$9.448	1,148
	2011	$9.448	$9.406	0
	2012	$9.406	$10.638	0
	2013	$10.638	$13.725	0
	2014	$13.725	$15.209	0
	2015	$15.209	$15.037	0
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$10.000	$9.838	709
	2007	$9.838	$11.097	0
	2008	$11.097	$6.555	109
	2009	$6.555	$8.960	91
	2010	$8.960	$11.268	795
	2011	$11.268	$9.826	756
	2012	$9.826	$11.009	172
	2013	$11.009	$14.631	152
	2014	$14.631	$15.174	145
	2015	$15.174	$14.600	128
FTVIP Franklin Growth and Income VIP Fund – Class 2
	2006	$14.615	$16.691	4,637
	2007	$16.691	$15.718	4,538
	2008	$15.718	$9.971	3,695
	2009	$9.971	$12.342	3,527
	2010	$12.342	$14.085	3,415
	2011	$14.085	$14.109	3,219
	2012	$14.109	$15.487	3,084
	2013	$15.487	$19.633	2,942
	2014	$19.633	$20.957	1,349
	2015	$20.957	$20.312	1,242

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.126	$12.868	1,638
	2007	$12.868	$13.057	1,622
	2008	$13.057	$8.984	7,209
	2009	$8.984	$11.915	5,661
	2010	$11.915	$13.131	5,375
	2011	$13.131	$13.150	76
	2012	$13.150	$14.489	0
	2013	$14.489	$16.147	0
	2014	$16.147	$16.523	0
	2015	$16.523	$15.021	0
FTVIP Franklin Large Cap Growth VIP Fund – Class 2
	2006	$10.389	$11.269	1,792
	2007	$11.269	$11.708	1,763
	2008	$11.708	$7.497	2,046
	2009	$7.497	$9.513	842
	2010	$9.513	$10.383	851
	2011	$10.383	$10.003	851
	2012	$10.003	$10.994	0
	2013	$10.994	$13.833	0
	2014	$13.833	$15.216	0
	2015	$15.216	$15.720	0
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$10.000	$10.974	0
	2007	$10.974	$12.004	0
	2008	$12.004	$8.400	950
	2009	$8.400	$10.131	950
	2010	$10.131	$11.095	903
	2011	$11.095	$10.531	0
	2012	$10.531	$11.676	0
	2013	$11.676	$14.574	0
	2014	$14.574	$15.068	0
	2015	$15.068	$14.200	0
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$15.057	$17.435	12,578
	2007	$17.435	$17.644	12,151
	2008	$17.644	$10.853	4,560
	2009	$10.853	$13.381	3,358
	2010	$13.381	$14.553	3,390
	2011	$14.553	$14.087	2,711
	2012	$14.087	$15.740	1,465
	2013	$15.740	$19.746	1,461
	2014	$19.746	$20.689	1,434
	2015	$20.689	$19.237	1,348
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$18.682	$21.377	3,743
	2007	$21.377	$20.408	3,681
	2008	$20.408	$13.370	1,603
	2009	$13.370	$16.890	1,578
	2010	$16.890	$21.183	1,573
	2011	$21.183	$19.941	1,514
	2012	$19.941	$23.089	1,050
	2013	$23.089	$30.768	984
	2014	$30.768	$30.266	958
	2015	$30.266	$27.416	917

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2
	2006	$17.306	$18.400	0
	2007	$18.400	$20.018	0
	2008	$20.018	$11.258	0
	2009	$11.258	$15.810	0
	2010	$15.810	$19.736	0
	2011	$19.736	$18.372	0
	2012	$18.372	$19.919	0
	2013	$19.919	$26.916	0
	2014	$26.916	$28.294	0
	2015	$28.294	$26.939	0
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2
	2006	$10.228	$10.406	1,858
	2007	$10.406	$10.850	1,879
	2008	$10.850	$11.418	3,303
	2009	$11.418	$11.513	3,742
	2010	$11.513	$11.856	2,289
	2011	$11.856	$12.256	2,205
	2012	$12.256	$12.213	576
	2013	$12.213	$11.678	519
	2014	$11.678	$11.809	463
	2015	$11.809	$11.605	407
FTVIP Templeton Developing Markets VIP Fund – Class 2
	2006	$25.559	$32.024	282
	2007	$32.024	$40.334	281
	2008	$40.334	$18.657	783
	2009	$18.657	$31.496	474
	2010	$31.496	$36.225	658
	2011	$36.225	$29.814	702
	2012	$29.814	$32.998	553
	2013	$32.998	$31.977	677
	2014	$31.977	$28.652	768
	2015	$28.652	$22.531	939
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$16.925	$20.105	1,415
	2007	$20.105	$22.702	1,379
	2008	$22.702	$13.239	1,360
	2009	$13.239	$17.745	261
	2010	$17.745	$18.816	324
	2011	$18.816	$16.447	321
	2012	$16.447	$19.019	278
	2013	$19.019	$22.876	259
	2014	$22.876	$19.884	0
	2015	$19.884	$18.186	98
FTVIP Templeton Global Bond VIP Fund – Class 2
	2006	$13.660	$15.069	0
	2007	$15.069	$16.358	0
	2008	$16.358	$16.993	0
	2009	$16.993	$19.726	0
	2010	$19.726	$22.082	0
	2011	$22.082	$21.412	0
	2012	$21.412	$24.097	0
	2013	$24.097	$23.953	0
	2014	$23.953	$23.858	0
	2015	$23.858	$22.331	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2006	$12.858	$12.907	0
	2007	$12.907	$14.724	0
	2008	$14.724	$7.328	0
	2009	$7.328	$11.872	0
	2010	$11.872	$13.885	0
	2011	$13.885	$12.713	0
	2012	$12.713	$14.100	0
	2013	$14.100	$19.280	0
	2014	$19.280	$20.398	0
	2015	$20.398	$20.899	0
Invesco V.I. American Value Fund – Series I
	2006	$12.370	$14.605	952
	2007	$14.605	$15.404	928
	2008	$15.404	$8.845	934
	2009	$8.845	$12.043	483
	2010	$12.043	$14.400	533
	2011	$14.400	$14.215	509
	2012	$14.215	$16.309	212
	2013	$16.309	$21.418	194
	2014	$21.418	$22.992	186
	2015	$22.992	$20.436	175
Invesco V.I. American Value Fund – Series II
	2006	$12.345	$14.566	1,463
	2007	$14.566	$15.348	1,384
	2008	$15.348	$8.794	1,071
	2009	$8.794	$11.969	854
	2010	$11.969	$14.304	836
	2011	$14.304	$14.107	764
	2012	$14.107	$16.154	826
	2013	$16.154	$21.162	779
	2014	$21.162	$22.660	558
	2015	$22.660	$20.089	521
Invesco V.I. Comstock Fund – Series II
	2006	$11.505	$13.059	434
	2007	$13.059	$12.474	1,335
	2008	$12.474	$7.832	1,417
	2009	$7.832	$9.837	0
	2010	$9.837	$11.132	0
	2011	$11.132	$10.659	0
	2012	$10.659	$12.398	0
	2013	$12.398	$16.450	0
	2014	$16.450	$17.554	0
	2015	$17.554	$16.106	0
Invesco V.I. Equity and Income Fund – Series II
	2006	$11.472	$12.633	0
	2007	$12.633	$12.770	0
	2008	$12.770	$9.657	188
	2009	$9.657	$11.570	0
	2010	$11.570	$12.678	0
	2011	$12.678	$12.240	0
	2012	$12.240	$13.454	931
	2013	$13.454	$16.435	886
	2014	$16.435	$17.484	0
	2015	$17.484	$16.659	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Growth and Income Fund – Series II
	2006	$15.937	$18.080	980
	2007	$18.080	$18.128	1,006
	2008	$18.128	$12.019	1,053
	2009	$12.019	$14.590	351
	2010	$14.590	$16.011	356
	2011	$16.011	$15.307	359
	2012	$15.307	$17.119	0
	2013	$17.119	$22.398	0
	2014	$22.398	$24.091	0
	2015	$24.091	$22.782	0
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.047	$12.364	1,701
	2007	$12.364	$14.220	1,542
	2008	$14.220	$7.394	1,675
	2009	$7.394	$11.310	1,536
	2010	$11.310	$14.079	1,461
	2011	$14.079	$12.482	1,459
	2012	$12.482	$13.628	1,415
	2013	$13.628	$18.208	1,387
	2014	$18.208	$19.180	1,352
	2015	$19.180	$18.955	1,262
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio
	2006	$10.253	$10.965	516
	2007	$10.965	$11.387	513
	2008	$11.387	$9.184	1,345
	2009	$9.184	$12.066	1,324
	2010	$12.066	$13.255	1,260
	2011	$13.255	$13.533	401
	2012	$13.533	$14.895	324
	2013	$14.895	$15.760	308
	2014	$15.760	$16.085	0
	2015	$16.085	$15.492	0
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio
	2006	$11.398	$12.782	693
	2007	$12.782	$13.341	673
	2008	$13.341	$9.307	729
	2009	$9.307	$11.468	693
	2010	$11.468	$13.351	665
	2011	$13.351	$12.473	665
	2012	$12.473	$13.490	0
	2013	$13.490	$17.913	0
	2014	$17.913	$18.772	0
	2015	$18.772	$17.729	0
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio
	2006	$10.988	$12.604	1,490
	2007	$12.604	$12.750	2,366
	2008	$12.750	$7.928	2,290
	2009	$7.928	$9.220	1,350
	2010	$9.220	$10.589	1,002
	2011	$10.589	$9.728	0
	2012	$9.728	$10.664	0
	2013	$10.664	$14.175	0
	2014	$14.175	$14.926	0
	2015	$14.926	$14.181	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio
	2006	$11.388	$12.018	0
	2007	$12.018	$14.255	603
	2008	$14.255	$8.610	593
	2009	$8.610	$12.258	105
	2010	$12.258	$14.738	181
	2011	$14.738	$12.967	169
	2012	$12.967	$14.471	129
	2013	$14.471	$19.402	114
	2014	$19.402	$20.129	108
	2015	$20.129	$20.225	93
Lord Abbett Series Fund, Inc. – Mid-Cap Stock Portfolio
	2006	$11.761	$12.912	1,298
	2007	$12.912	$12.701	1,209
	2008	$12.701	$7.533	138
	2009	$7.533	$9.329	128
	2010	$9.329	$11.446	36
	2011	$11.446	$10.746	35
	2012	$10.746	$12.039	0
	2013	$12.039	$15.346	0
	2014	$15.346	$16.740	0
	2015	$16.740	$15.753	0
Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2006	$13.100	$13.799	978
	2007	$13.799	$15.365	957
	2008	$15.365	$8.166	703
	2009	$8.166	$11.513	178
	2010	$11.513	$12.291	176
	2011	$12.291	$11.857	182
	2012	$11.857	$13.198	116
	2013	$13.198	$16.708	116
	2014	$16.708	$18.815	117
	2015	$18.815	$19.004	106
Oppenheimer Conservative Balanced Fund/VA – Service Shares formerly, Oppenheimer Capital Income Fund/VA – Service Shares
	2006	$14.206	$15.405	3,150
	2007	$15.405	$15.591	3,216
	2008	$15.591	$8.598	3,352
	2009	$8.598	$10.226	3,564
	2010	$10.226	$11.270	3,632
	2011	$11.270	$11.066	3,624
	2012	$11.066	$12.134	6,344
	2013	$12.134	$13.391	6,290
	2014	$13.391	$14.148	6,241
	2015	$14.148	$13.916	5,876
Oppenheimer Core Bond Fund/VA – Service Shares
	2006	$10.105	$10.371	0
	2007	$10.371	$10.558	0
	2008	$10.558	$6.291	0
	2009	$6.291	$6.711	1,325
	2010	$6.711	$7.304	1,223
	2011	$7.304	$7.711	1,120
	2012	$7.711	$8.309	1,021
	2013	$8.309	$8.096	920
	2014	$8.096	$8.467	821
	2015	$8.467	$8.340	722

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$15.795	$15.867	832
	2007	$15.867	$16.455	831
	2008	$16.455	$8.174	829
	2009	$8.174	$10.574	813
	2010	$10.574	$13.151	673
	2011	$13.151	$12.972	673
	2012	$12.972	$14.738	672
	2013	$14.738	$19.550	672
	2014	$19.550	$20.179	671
	2015	$20.179	$20.990	671
Oppenheimer Global Fund/VA – Service Shares
	2006	$18.397	$21.119	571
	2007	$21.119	$21.910	738
	2008	$21.910	$12.787	730
	2009	$12.787	$17.429	168
	2010	$17.429	$19.724	516
	2011	$19.724	$17.648	491
	2012	$17.648	$20.877	0
	2013	$20.877	$25.932	0
	2014	$25.932	$25.885	0
	2015	$25.885	$26.248	0
Oppenheimer Global Strategic Income Fund/VA – Service Shares
	2006	$12.855	$13.484	10,777
	2007	$13.484	$14.446	10,148
	2008	$14.446	$12.083	7,832
	2009	$12.083	$13.994	5,592
	2010	$13.994	$15.710	5,089
	2011	$15.710	$15.467	2,500
	2012	$15.467	$17.116	4,062
	2013	$17.116	$16.680	4,121
	2014	$16.680	$16.721	3,644
	2015	$16.721	$15.947	3,218
Oppenheimer High Income Fund/VA – Service Shares
	2006	$13.698	$14.636	4,537
	2007	$14.636	$14.246	4,579
	2008	$14.246	$2.985	5,281
	2009	$2.985	$3.678	3,968
	2010	$3.678	$4.117	4,034
	2011	$4.117	$3.924	3,883
	2012	$3.924	$4.338	0
Oppenheimer Main Street Fund®/VA – Service Shares
	2006	$13.898	$15.601	5,949
	2007	$15.601	$15.890	5,788
	2008	$15.890	$9.539	5,841
	2009	$9.539	$11.941	4,397
	2010	$11.941	$13.529	4,342
	2011	$13.529	$13.191	4,296
	2012	$13.191	$15.045	3,441
	2013	$15.045	$19.342	3,224
	2014	$19.342	$20.886	3,028
	2015	$20.886	$21.063	2,783

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$18.275	$20.496	1,193
	2007	$20.496	$19.766	1,204
	2008	$19.766	$11.985	1,162
	2009	$11.985	$16.046	1,186
	2010	$16.046	$19.314	1,159
	2011	$19.314	$18.442	1,113
	2012	$18.442	$21.224	850
	2013	$21.224	$29.193	783
	2014	$29.193	$31.881	769
	2015	$31.881	$29.283	745
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$12.244	422
	2010	$12.244	$13.486	416
	2011	$13.486	$13.445	406
	2012	$13.445	$15.688	311
	2013	$15.688	$20.319	295
	2014	$20.319	$22.390	289
	2015	$22.390	$21.234	43
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$12.960	$14.188	4,957
	2007	$14.188	$14.008	5,071
	2008	$14.008	$8.122	5,017
	2009	$8.122	$9.980	5,280
	2010	$9.980	$10.818	5,433
	2011	$10.818	$10.875	5,357
	2012	$10.875	$11.969	4,675
	2013	$11.969	$13.825	4,755
	2014	$13.825	$14.967	4,298
	2015	$14.967	$14.473	3,427
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$13.831	$15.268	2,800
	2007	$15.268	$15.371	2,792
	2008	$15.371	$10.024	2,790
	2009	$10.024	$13.257	2,774
	2010	$13.257	$14.871	2,765
	2011	$14.871	$14.485	2,760
	2012	$14.485	$16.179	2,752
	2013	$16.179	$18.909	2,739
	2014	$18.909	$20.238	2,732
	2015	$20.238	$19.829	2,218
Putnam VT Global Health Care Fund – Class IB
	2006	$13.063	$13.135	0
	2007	$13.135	$12.769	0
	2008	$12.769	$10.356	0
	2009	$10.356	$12.764	0
	2010	$12.764	$12.792	0
	2011	$12.792	$12.365	0
	2012	$12.365	$14.787	0
	2013	$14.787	$20.490	0
	2014	$20.490	$25.581	0
	2015	$25.581	$26.969	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$17.690	$21.981	253
	2007	$21.981	$25.785	223
	2008	$25.785	$17.530	217
	2009	$17.530	$18.407	207
	2010	$18.407	$18.334	220
	2011	$18.334	$16.964	237
	2012	$16.964	$17.428	0
	2013	$17.428	$19.401	0
	2014	$19.401	$21.743	0
	2015	$21.743	$19.158	0
Putnam VT Growth and Income Fund – Class IB
	2006	$15.050	$17.064	2,310
	2007	$17.064	$15.680	2,411
	2008	$15.680	$9.401	1,319
	2009	$9.401	$11.937	1,262
	2010	$11.937	$13.354	1,250
	2011	$13.354	$12.456	1,241
	2012	$12.456	$14.514	3,098
	2013	$14.514	$19.261	2,994
	2014	$19.261	$20.862	2,742
	2015	$20.862	$18.869	1,901
Putnam VT High Yield Fund – Class IB
	2006	$14.495	$15.671	3,201
	2007	$15.671	$15.754	3,211
	2008	$15.754	$11.392	1,049
	2009	$11.392	$16.735	1,632
	2010	$16.735	$18.667	1,594
	2011	$18.667	$18.579	1,512
	2012	$18.579	$21.081	1,091
	2013	$21.081	$22.239	1,034
	2014	$22.239	$22.091	975
	2015	$22.091	$20.450	577
Putnam VT Income Fund – Class IB
	2006	$10.639	$10.877	12,594
	2007	$10.877	$11.194	12,384
	2008	$11.194	$8.329	7,522
	2009	$8.329	$11.948	4,690
	2010	$11.948	$12.839	4,914
	2011	$12.839	$13.187	4,669
	2012	$13.187	$14.283	3,687
	2013	$14.283	$14.232	3,772
	2014	$14.232	$14.819	3,457
	2015	$14.819	$14.283	2,693
Putnam VT International Equity Fund – Class IB
	2006	$16.628	$20.774	1,480
	2007	$20.774	$22.016	1,750
	2008	$22.016	$12.069	750
	2009	$12.069	$14.712	725
	2010	$14.712	$15.833	590
	2011	$15.833	$12.864	588
	2012	$12.864	$15.340	586
	2013	$15.340	$19.215	583
	2014	$19.215	$17.521	525
	2015	$17.521	$17.161	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$15.176	$16.913	2,889
	2007	$16.913	$15.686	2,800
	2008	$15.686	$9.274	2,641
	2009	$9.274	$11.867	2,515
	2010	$11.867	$13.223	2,464
	2011	$13.223	$12.940	2,359
	2012	$12.940	$14.786	2,003
	2013	$14.786	$19.542	1,903
	2014	$19.542	$21.774	315
	2015	$21.774	$20.833	0
Putnam VT Money Market Fund – Class IB
	2006	$9.692	$9.897	9,943
	2007	$9.897	$10.142	8,870
	2008	$10.142	$10.175	6,205
	2009	$10.175	$9.973	7,393
	2010	$9.973	$9.758	5,755
	2011	$9.758	$9.546	5,402
	2012	$9.546	$9.337	4,199
	2013	$9.337	$9.134	4,010
	2014	$9.134	$8.934	3,820
	2015	$8.934	$8.740	2,941
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$15.609	$16.574	80
	2007	$16.574	$17.140	76
	2008	$17.140	$10.268	0
	2009	$10.268	$13.271	0
	2010	$13.271	$15.520	513
	2011	$15.520	$14.409	506
	2012	$14.409	$16.454	430
	2013	$16.454	$21.959	429
	2014	$21.959	$24.375	214
	2015	$24.375	$23.772	0
Putnam VT New Value Fund – Class IB
	2006	$16.978	$19.267	1,051
	2007	$19.267	$17.922	1,086
	2008	$17.922	$9.683	880
	2009	$9.683	$9.110	0
Putnam VT Research Fund – Class IB
	2006	$14.098	$15.350	639
	2007	$15.350	$15.096	661
	2008	$15.096	$9.074	563
	2009	$9.074	$11.820	502
	2010	$11.820	$13.455	474
	2011	$13.455	$12.931	466
	2012	$12.931	$14.913	69
	2013	$14.913	$19.453	52
	2014	$19.453	$21.855	46
	2015	$21.855	$21.046	43
Putnam VT Vista Fund – Class IB
	2006	$17.194	$17.735	528
	2007	$17.735	$18.005	523
	2008	$18.005	$9.590	509
	2009	$9.590	$13.014	490
	2010	$13.014	$14.806	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$13.118	$13.529	3,165
	2007	$13.529	$13.961	3,139
	2008	$13.961	$8.598	1,766
	2009	$8.598	$13.784	1,946
	2010	$13.784	$16.286	2,107
	2011	$16.286	$13.087	2,128
	2012	$13.087	$14.621	1,366
	2013	$14.621	$20.554	1,363
	2014	$20.554	$22.058	1,359
	2015	$22.058	$20.256	679
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.322	$17.691	1,351
	2007	$17.691	$18.407	1,247
	2008	$18.407	$15.307	1,282
	2009	$15.307	$19.481	925
	2010	$19.481	$20.910	914
	2011	$20.910	$21.862	829
	2012	$21.862	$25.204	570
	2013	$25.204	$22.493	557
	2014	$22.493	$22.637	532
	2015	$22.637	$21.881	442
UIF Global Franchise Portfolio, Class II
	2006	$12.081	$14.359	475
	2007	$14.359	$15.417	475
	2008	$15.417	$10.715	0
	2009	$10.715	$13.579	0
	2010	$13.579	$15.147	0
	2011	$15.147	$16.157	0
	2012	$16.157	$18.266	0
	2013	$18.266	$21.379	0
	2014	$21.379	$21.854	0
	2015	$21.854	$22.701	0
UIF Growth Portfolio, Class I
	2006	$12.133	$12.355	443
	2007	$12.355	$14.730	430
	2008	$14.730	$7.320	1,747
	2009	$7.320	$11.854	1,642
	2010	$11.854	$14.245	1,537
	2011	$14.245	$13.544	1,442
	2012	$13.544	$15.151	1,290
	2013	$15.151	$21.944	1,192
	2014	$21.944	$22.828	1,092
	2015	$22.828	$25.061	999
UIF Growth Portfolio, Class II
	2006	$12.080	$12.266	1,083
	2007	$12.266	$14.595	864
	2008	$14.595	$7.231	0
	2009	$7.231	$11.679	0
	2010	$11.679	$14.007	0
	2011	$14.007	$13.284	0
	2012	$13.284	$14.819	0
	2013	$14.819	$21.411	0
	2014	$21.411	$22.218	0
	2015	$22.218	$24.332	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.793	0
	2007	$9.793	$11.743	0
	2008	$11.743	$6.108	1,756
	2009	$6.108	$9.402	1,568
	2010	$9.402	$12.164	1,428
	2011	$12.164	$11.044	1,386
	2012	$11.044	$11.719	1,535
	2013	$11.719	$15.758	1,504
	2014	$15.758	$15.697	1,459
	2015	$15.697	$14.434	1,571
UIF Small Company Growth Portfolio, Class II
	2006	$17.392	$19.025	1,359
	2007	$19.025	$19.158	1,371
	2008	$19.158	$11.161	1,449
	2009	$11.161	$16.008	1,333
	2010	$16.008	$19.816	1,317
	2011	$19.816	$17.694	1,256
	2012	$17.694	$19.851	986
	2013	$19.851	$33.266	834
	2014	$33.266	$28.027	920
	2015	$28.027	$24.728	947
UIF U.S. Real Estate Portfolio, Class II
	2006	$21.972	$29.588	1,822
	2007	$29.588	$23.938	2,051
	2008	$23.938	$14.502	1,387
	2009	$14.502	$18.226	1,178
	2010	$18.226	$23.092	1,063
	2011	$23.092	$23.866	1,001
	2012	$23.866	$26.988	702
	2013	$26.988	$26.860	682
	2014	$26.860	$34.003	503
	2015	$34.003	$33.898	428
Van Kampen LIT Money Market Portfolio – Class II
	2006	$9.854	$10.040	2,852
	2007	$10.040	$10.257	2,651
	2008	$10.257	$10.212	2,030
	2009	$10.212	$9.997	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

Basic Contract

Mortality & Expense = 1.4

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$10.000	$10.270	283,913
	2007	$10.270	$11.854	439,032
	2008	$11.854	$6.685	480,294
	2009	$6.685	$8.913	414,170
	2010	$8.913	$10.256	390,878
	2011	$10.256	$9.812	328,026
	2012	$9.812	$11.214	263,639
	2013	$11.214	$14.452	208,215
	2014	$14.452	$15.879	124,565
	2015	$15.879	$15.692	86,931
Fidelity VIP Freedom 2010 Portfolio – Service Class 2
	2006	$10.000	$10.462	4,820
	2007	$10.462	$11.161	4,337
	2008	$11.161	$8.219	21,445
	2009	$8.219	$10.026	20,638
	2010	$10.026	$11.105	24,739
	2011	$11.105	$10.882	31,381
	2012	$10.882	$11.949	27,650
	2013	$11.949	$13.311	15,569
	2014	$13.311	$13.651	15,606
	2015	$13.651	$13.362	15,282
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
	2006	$10.000	$10.491	3,082
	2007	$10.491	$11.353	24,445
	2008	$11.353	$7.507	76,943
	2009	$7.507	$9.497	42,398
	2010	$9.497	$10.686	24,372
	2011	$10.686	$10.385	20,099
	2012	$10.385	$11.556	20,090
	2013	$11.556	$13.150	19,948
	2014	$13.150	$13.536	9,709
	2015	$13.536	$13.259	8,703
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
	2006	$10.000	$10.500	11,481
	2007	$10.500	$11.477	15,501
	2008	$11.477	$6.983	16,534
	2009	$6.983	$9.015	14,671
	2010	$9.015	$10.281	11,064
	2011	$10.281	$9.832	11,005
	2012	$9.832	$11.144	9,303
	2013	$11.144	$13.315	1,342
	2014	$13.315	$13.724	1,336
	2015	$13.724	$13.435	1,329

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Freedom Income Portfolio – Service Class 2
	2006	$10.000	$10.352	519
	2007	$10.352	$10.789	26,730
	2008	$10.789	$9.481	28,748
	2009	$9.481	$10.696	42,972
	2010	$10.696	$11.290	26,391
	2011	$11.290	$11.265	16,487
	2012	$11.265	$11.779	16,734
	2013	$11.779	$12.196	11,555
	2014	$12.196	$12.427	5,977
	2015	$12.427	$12.159	40,085
Fidelity VIP Growth Opportunities Portfolio – Service Class 2
	2015	$10.000	$18.618	5,207
Fidelity VIP Growth Stock Portfolio – Service Class 2
	2006	$10.000	$9.746	5,960
	2007	$9.746	$11.730	9,721
	2008	$11.730	$6.375	14,136
	2009	$6.375	$9.061	11,849
	2010	$9.061	$10.680	28,798
	2011	$10.680	$10.557	6,595
	2012	$10.557	$12.277	5,235
	2013	$12.277	$16.264	5,195
	2014	$16.264	$17.979	5,350
	2015	$17.979	$19.079	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.000	$10.824	20,407
	2007	$10.824	$11.203	123,148
	2008	$11.203	$6.928	109,337
	2009	$6.928	$8.611	97,080
	2010	$8.611	$9.722	76,446
	2011	$9.722	$9.738	69,814
	2012	$9.738	$11.081	69,766
	2013	$11.081	$14.385	62,988
	2014	$14.385	$16.037	53,332
	2015	$16.037	$15.953	45,964
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$10.000	$9.879	86,590
	2007	$9.879	$11.212	104,391
	2008	$11.212	$6.663	132,298
	2009	$6.663	$9.164	126,233
	2010	$9.164	$11.595	127,785
	2011	$11.595	$10.173	99,189
	2012	$10.173	$11.468	88,208
	2013	$11.468	$15.334	60,494
	2014	$15.334	$16.001	50,381
	2015	$16.001	$15.490	36,088
FTVIP Franklin Growth and Income VIP Fund – Class 2
	2006	$14.888	$17.107	540,890
	2007	$17.107	$16.210	496,501
	2008	$16.210	$10.345	358,524
	2009	$10.345	$12.884	320,788
	2010	$12.884	$14.795	269,363
	2011	$14.795	$14.910	221,946
	2012	$14.910	$16.467	167,346
	2013	$16.467	$21.003	137,879
	2014	$21.003	$22.557	106,678
	2015	$22.557	$21.997	86,383

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.240	$13.079	1,218,293
	2007	$13.079	$13.354	1,368,496
	2008	$13.354	$9.244	1,325,003
	2009	$9.244	$12.335	1,176,879
	2010	$12.335	$13.677	1,056,219
	2011	$13.677	$13.781	908,749
	2012	$13.781	$15.278	756,563
	2013	$15.278	$17.131	640,191
	2014	$17.131	$17.637	486,642
	2015	$17.637	$16.132	370,061
FTVIP Franklin Large Cap Growth VIP Fund – Class 2
	2006	$10.468	$11.425	762,291
	2007	$11.425	$11.943	867,606
	2008	$11.943	$7.695	791,913
	2009	$7.695	$9.824	661,491
	2010	$9.824	$10.788	589,255
	2011	$10.788	$10.457	538,908
	2012	$10.457	$11.563	488,472
	2013	$11.563	$14.638	377,225
	2014	$14.638	$16.200	257,544
	2015	$16.200	$16.839	189,452
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$10.000	$11.019	119,365
	2007	$11.019	$12.127	189,293
	2008	$12.127	$8.538	209,202
	2009	$8.538	$10.362	204,171
	2010	$10.362	$11.417	203,468
	2011	$11.417	$10.903	165,956
	2012	$10.903	$12.162	129,794
	2013	$12.162	$15.274	109,632
	2014	$15.274	$15.889	100,049
	2015	$15.889	$15.066	84,606
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$15.338	$17.869	682,906
	2007	$17.869	$18.195	703,665
	2008	$18.195	$11.261	570,057
	2009	$11.261	$13.969	456,695
	2010	$13.969	$15.286	413,760
	2011	$15.286	$14.886	328,778
	2012	$14.886	$16.736	258,164
	2013	$16.736	$21.124	208,084
	2014	$21.124	$22.269	175,544
	2015	$22.269	$20.833	122,970
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$19.031	$21.909	293,264
	2007	$21.909	$21.046	271,427
	2008	$21.046	$13.873	238,542
	2009	$13.873	$17.632	203,382
	2010	$17.632	$22.249	178,119
	2011	$22.249	$21.073	159,996
	2012	$21.073	$24.550	130,689
	2013	$24.550	$32.915	95,172
	2014	$32.915	$32.577	69,221
	2015	$32.577	$29.691	53,797

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2
	2006	$17.630	$18.858	10,502
	2007	$18.858	$20.643	7,403
	2008	$20.643	$11.681	7,971
	2009	$11.681	$16.505	6,474
	2010	$16.505	$20.730	6,329
	2011	$20.730	$19.415	5,300
	2012	$19.415	$21.179	4,441
	2013	$21.179	$28.795	3,826
	2014	$28.795	$30.454	3,533
	2015	$30.454	$29.173	3,247
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2
	2006	$10.333	$10.577	187,553
	2007	$10.577	$11.096	248,011
	2008	$11.096	$11.748	319,693
	2009	$11.748	$11.919	489,931
	2010	$11.919	$12.350	474,324
	2011	$12.350	$12.844	442,131
	2012	$12.844	$12.878	416,091
	2013	$12.878	$12.390	386,826
	2014	$12.390	$12.605	334,908
	2015	$12.605	$12.464	271,232
FTVIP Templeton Developing Markets VIP Fund – Class 2
	2006	$26.037	$32.822	112,374
	2007	$32.822	$41.594	130,198
	2008	$41.594	$19.358	97,736
	2009	$19.358	$32.879	82,067
	2010	$32.879	$38.048	74,938
	2011	$38.048	$31.506	70,883
	2012	$31.506	$35.085	53,993
	2013	$35.085	$34.209	41,921
	2014	$34.209	$30.840	35,644
	2015	$30.840	$24.400	24,128
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$17.241	$20.606	530,191
	2007	$20.606	$23.411	597,641
	2008	$23.411	$13.736	554,748
	2009	$13.736	$18.525	462,135
	2010	$18.525	$19.763	416,002
	2011	$19.763	$17.381	349,257
	2012	$17.381	$20.223	306,522
	2013	$20.223	$24.473	254,896
	2014	$24.473	$21.402	212,838
	2015	$21.402	$19.695	167,645
FTVIP Templeton Global Bond VIP Fund – Class 2
	2006	$13.916	$15.444	3,331
	2007	$15.444	$16.870	3,277
	2008	$16.870	$17.632	4,741
	2009	$17.632	$20.593	16,455
	2010	$20.593	$23.194	16,292
	2011	$23.194	$22.627	12,353
	2012	$22.627	$25.621	2,411
	2013	$25.621	$25.625	3,016
	2014	$25.625	$25.680	2,933
	2015	$25.680	$24.183	2,435

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2006	$13.098	$13.229	171,720
	2007	$13.229	$15.184	151,568
	2008	$15.184	$7.603	112,940
	2009	$7.603	$12.394	91,359
	2010	$12.394	$14.584	83,468
	2011	$14.584	$13.435	71,038
	2012	$13.435	$14.992	52,770
	2013	$14.992	$20.625	42,685
	2014	$20.625	$21.955	28,312
	2015	$21.955	$22.633	23,075
Invesco V.I. American Value Fund – Series I
	2006	$12.497	$14.844	112,320
	2007	$14.844	$15.753	100,885
	2008	$15.753	$9.101	86,957
	2009	$9.101	$12.468	80,040
	2010	$12.468	$14.999	74,826
	2011	$14.999	$14.897	33,214
	2012	$14.897	$17.197	27,133
	2013	$17.197	$22.723	22,062
	2014	$22.723	$24.542	17,611
	2015	$24.542	$21.948	16,770
Invesco V.I. American Value Fund – Series II
	2006	$12.472	$14.805	114,995
	2007	$14.805	$15.697	163,770
	2008	$15.697	$9.049	159,408
	2009	$9.049	$12.392	137,628
	2010	$12.392	$14.900	113,213
	2011	$14.900	$14.785	96,736
	2012	$14.785	$17.033	79,808
	2013	$17.033	$22.451	60,703
	2014	$22.451	$24.188	44,452
	2015	$24.188	$21.575	33,255
Invesco V.I. Comstock Fund – Series II
	2006	$11.622	$13.273	633,111
	2007	$13.273	$12.757	537,385
	2008	$12.757	$8.059	477,119
	2009	$8.059	$10.184	420,385
	2010	$10.184	$11.596	363,992
	2011	$11.596	$11.171	274,028
	2012	$11.171	$13.073	218,950
	2013	$13.073	$17.452	157,198
	2014	$17.452	$18.738	110,395
	2015	$18.738	$17.298	73,145
Invesco V.I. Equity and Income Fund – Series II
	2006	$11.589	$12.840	280,682
	2007	$12.840	$13.060	347,010
	2008	$13.060	$9.937	331,539
	2009	$9.937	$11.978	319,241
	2010	$11.978	$13.206	288,945
	2011	$13.206	$12.827	218,094
	2012	$12.827	$14.187	184,583
	2013	$14.187	$17.436	156,838
	2014	$17.436	$18.663	130,364
	2015	$18.663	$17.891	65,015

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Growth and Income Fund – Series II
	2006	$16.235	$18.530	443,130
	2007	$18.530	$18.694	418,529
	2008	$18.694	$12.471	341,355
	2009	$12.471	$15.231	303,451
	2010	$15.231	$16.817	282,302
	2011	$16.817	$16.176	248,084
	2012	$16.176	$18.202	205,120
	2013	$18.202	$23.961	158,397
	2014	$23.961	$25.930	119,484
	2015	$25.930	$24.672	94,635
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.171	$12.567	40,593
	2007	$12.567	$14.543	31,988
	2008	$14.543	$7.609	24,363
	2009	$7.609	$11.709	22,391
	2010	$11.709	$14.665	20,707
	2011	$14.665	$13.082	18,347
	2012	$13.082	$14.370	17,567
	2013	$14.370	$19.318	12,156
	2014	$19.318	$20.473	9,232
	2015	$20.473	$20.357	7,948
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio
	2006	$10.332	$11.116	348,673
	2007	$11.116	$11.615	442,802
	2008	$11.615	$9.426	376,145
	2009	$9.426	$12.459	332,066
	2010	$12.459	$13.771	301,339
	2011	$13.771	$14.147	255,685
	2012	$14.147	$15.666	233,070
	2013	$15.666	$16.677	196,169
	2014	$16.677	$17.125	151,531
	2015	$17.125	$16.595	110,626
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio
	2006	$11.485	$12.958	137,579
	2007	$12.958	$13.608	130,324
	2008	$13.608	$9.552	134,300
	2009	$9.552	$11.842	109,583
	2010	$11.842	$13.871	95,400
	2011	$13.871	$13.038	88,093
	2012	$13.038	$14.188	66,896
	2013	$14.188	$18.955	52,434
	2014	$18.955	$19.986	39,269
	2015	$19.986	$18.991	21,599
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio
	2006	$11.072	$12.778	435,257
	2007	$12.778	$13.006	437,477
	2008	$13.006	$8.137	375,485
	2009	$8.137	$9.521	333,553
	2010	$9.521	$11.001	275,904
	2011	$11.001	$10.169	220,574
	2012	$10.169	$11.216	203,565
	2013	$11.216	$15.000	157,549
	2014	$15.000	$15.891	64,109
	2015	$15.891	$15.191	51,116

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio
	2006	$11.475	$12.184	104,562
	2007	$12.184	$14.541	150,622
	2008	$14.541	$8.837	157,421
	2009	$8.837	$12.658	127,029
	2010	$12.658	$15.312	111,055
	2011	$15.312	$13.555	76,483
	2012	$13.555	$15.220	65,856
	2013	$15.220	$20.531	46,742
	2014	$20.531	$21.431	37,077
	2015	$21.431	$21.665	24,415
Lord Abbett Series Fund, Inc. – Mid-Cap Stock Portfolio
	2006	$11.851	$13.090	439,310
	2007	$13.090	$12.955	414,136
	2008	$12.955	$7.732	385,510
	2009	$7.732	$9.634	313,448
	2010	$9.634	$11.892	279,411
	2011	$11.892	$11.233	229,133
	2012	$11.233	$12.662	195,171
	2013	$12.662	$16.239	153,746
	2014	$16.239	$17.823	109,675
	2015	$17.823	$16.875	78,427
Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2006	$13.316	$14.111	831,237
	2007	$14.111	$15.810	733,219
	2008	$15.810	$8.454	552,440
	2009	$8.454	$11.993	462,878
	2010	$11.993	$12.881	415,802
	2011	$12.881	$12.503	321,140
	2012	$12.503	$14.002	253,964
	2013	$14.002	$17.835	196,192
	2014	$17.835	$20.206	145,759
	2015	$20.206	$20.535	109,487
Oppenheimer Conservative Balanced Fund/VA – Service Shares formerly, Oppenheimer Capital Income Fund/VA – Service Shares
	2006	$14.472	$15.789	286,137
	2007	$15.789	$16.078	289,544
	2008	$16.078	$8.921	200,630
	2009	$8.921	$10.676	127,991
	2010	$10.676	$11.838	117,180
	2011	$11.838	$11.695	101,343
	2012	$11.695	$12.901	91,675
	2013	$12.901	$14.326	78,628
	2014	$14.326	$15.228	70,986
	2015	$15.228	$15.071	52,436
Oppenheimer Core Bond Fund/VA – Service Shares
	2006	$10.182	$10.515	416,500
	2007	$10.515	$10.770	725,278
	2008	$10.770	$6.457	718,452
	2009	$6.457	$6.929	739,474
	2010	$6.929	$7.589	603,480
	2011	$7.589	$8.060	487,812
	2012	$8.060	$8.739	471,302
	2013	$8.739	$8.567	435,034
	2014	$8.567	$9.015	333,061
	2015	$9.015	$8.934	250,751

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$16.090	$16.263	59,133
	2007	$16.263	$16.969	58,286
	2008	$16.969	$8.481	43,515
	2009	$8.481	$11.038	34,131
	2010	$11.038	$13.814	28,946
	2011	$13.814	$13.708	31,963
	2012	$13.708	$15.670	29,897
	2013	$15.670	$20.915	26,038
	2014	$20.915	$21.720	24,233
	2015	$21.720	$22.731	22,483
Oppenheimer Global Fund/VA – Service Shares
	2006	$18.740	$21.645	182,436
	2007	$21.645	$22.595	161,936
	2008	$22.595	$13.267	117,070
	2009	$13.267	$18.195	102,975
	2010	$18.195	$20.717	85,054
	2011	$20.717	$18.650	74,086
	2012	$18.650	$22.198	53,562
	2013	$22.198	$27.741	40,892
	2014	$27.741	$27.861	29,708
	2015	$27.861	$28.425	20,386
Oppenheimer Global Strategic Income Fund/VA – Service Shares
	2006	$13.095	$13.820	936,505
	2007	$13.820	$14.898	898,573
	2008	$14.898	$12.537	714,766
	2009	$12.537	$14.609	670,287
	2010	$14.609	$16.501	582,180
	2011	$16.501	$16.344	475,810
	2012	$16.344	$18.199	465,136
	2013	$18.199	$17.844	381,730
	2014	$17.844	$17.998	305,506
	2015	$17.998	$17.270	239,275
Oppenheimer High Income Fund/VA – Service Shares
	2006	$13.955	$15.000	226,400
	2007	$15.000	$14.691	214,333
	2008	$14.691	$3.098	410,839
	2009	$3.098	$3.840	412,793
	2010	$3.840	$4.324	361,109
	2011	$4.324	$4.147	316,812
	2012	$4.147	$4.608	0
Oppenheimer Main Street Fund®/VA – Service Shares
	2006	$14.157	$15.989	723,778
	2007	$15.989	$16.387	716,425
	2008	$16.387	$9.897	655,439
	2009	$9.897	$12.466	584,230
	2010	$12.466	$14.210	509,223
	2011	$14.210	$13.940	448,432
	2012	$13.940	$15.997	381,051
	2013	$15.997	$20.692	292,946
	2014	$20.692	$22.480	210,360
	2015	$22.480	$22.810	153,227

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$18.617	$21.007	277,326
	2007	$21.007	$20.384	252,656
	2008	$20.384	$12.436	188,278
	2009	$12.436	$16.752	149,396
	2010	$16.752	$20.286	121,390
	2011	$20.286	$19.489	105,259
	2012	$19.489	$22.567	90,368
	2013	$22.567	$31.230	67,802
	2014	$31.230	$34.316	50,103
	2015	$34.316	$31.712	39,220
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$12.783	270,276
	2010	$12.783	$14.165	240,229
	2011	$14.165	$14.208	203,258
	2012	$14.208	$16.681	174,991
	2013	$16.681	$21.737	137,676
	2014	$21.737	$24.100	96,147
	2015	$24.100	$22.995	80,032
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$13.202	$14.542	234,261
	2007	$14.542	$14.446	206,764
	2008	$14.446	$8.427	155,173
	2009	$8.427	$10.418	144,056
	2010	$10.418	$11.363	130,769
	2011	$11.363	$11.492	120,765
	2012	$11.492	$12.726	100,574
	2013	$12.726	$14.790	89,907
	2014	$14.790	$16.109	71,290
	2015	$16.109	$15.674	62,171
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$14.089	$15.649	130,113
	2007	$15.649	$15.851	142,847
	2008	$15.851	$10.401	100,708
	2009	$10.401	$13.839	89,383
	2010	$13.839	$15.620	78,587
	2011	$15.620	$15.308	65,430
	2012	$15.308	$17.202	46,262
	2013	$17.202	$20.229	41,476
	2014	$20.229	$21.783	33,557
	2015	$21.783	$21.474	21,420
Putnam VT Global Health Care Fund – Class IB
	2006	$13.308	$13.462	40,028
	2007	$13.462	$13.168	38,972
	2008	$13.168	$10.746	31,865
	2009	$10.746	$13.325	27,216
	2010	$13.325	$13.436	27,103
	2011	$13.436	$13.067	22,709
	2012	$13.067	$15.723	20,443
	2013	$15.723	$21.919	17,546
	2014	$21.919	$27.534	14,661
	2015	$27.534	$29.206	12,211

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$18.020	$22.529	37,029
	2007	$22.529	$26.590	34,126
	2008	$26.590	$18.188	31,541
	2009	$18.188	$19.216	25,166
	2010	$19.216	$19.257	24,394
	2011	$19.257	$17.927	21,215
	2012	$17.927	$18.530	14,695
	2013	$18.530	$20.755	13,586
	2014	$20.755	$23.403	8,541
	2015	$23.403	$20.747	3,452
Putnam VT Growth and Income Fund – Class IB
	2006	$15.331	$17.489	266,435
	2007	$17.489	$16.170	244,115
	2008	$16.170	$9.755	223,397
	2009	$9.755	$12.461	197,345
	2010	$12.461	$14.027	162,734
	2011	$14.027	$13.163	134,412
	2012	$13.163	$15.433	110,487
	2013	$15.433	$20.606	93,534
	2014	$20.606	$22.455	79,270
	2015	$22.455	$20.434	74,973
Putnam VT High Yield Fund – Class IB
	2006	$14.766	$16.062	300,762
	2007	$16.062	$16.246	292,179
	2008	$16.246	$11.820	204,275
	2009	$11.820	$17.470	183,498
	2010	$17.470	$19.606	165,844
	2011	$19.606	$19.634	140,532
	2012	$19.634	$22.414	113,633
	2013	$22.414	$23.790	91,399
	2014	$23.790	$23.777	72,646
	2015	$23.777	$22.147	57,285
Putnam VT Income Fund – Class IB
	2006	$10.838	$11.149	1,001,618
	2007	$11.149	$11.544	1,052,702
	2008	$11.544	$8.642	754,881
	2009	$8.642	$12.472	619,477
	2010	$12.472	$13.486	546,039
	2011	$13.486	$13.935	445,768
	2012	$13.935	$15.187	403,067
	2013	$15.187	$15.225	349,813
	2014	$15.225	$15.950	271,554
	2015	$15.950	$15.468	209,002
Putnam VT International Equity Fund – Class IB
	2006	$16.939	$21.291	244,922
	2007	$21.291	$22.704	205,176
	2008	$22.704	$12.523	164,011
	2009	$12.523	$15.359	145,629
	2010	$15.359	$16.630	133,045
	2011	$16.630	$13.595	120,706
	2012	$13.595	$16.310	103,528
	2013	$16.310	$20.557	77,716
	2014	$20.557	$18.859	65,975
	2015	$18.859	$18.585	53,100

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$15.460	$17.334	114,672
	2007	$17.334	$16.176	92,519
	2008	$16.176	$9.623	61,381
	2009	$9.623	$12.389	54,368
	2010	$12.389	$13.889	51,133
	2011	$13.889	$13.675	47,305
	2012	$13.675	$15.722	35,820
	2013	$15.722	$20.906	31,256
	2014	$20.906	$23.436	28,781
	2015	$23.436	$22.561	27,117
Putnam VT Money Market Fund – Class IB
	2006	$9.873	$10.144	1,326,605
	2007	$10.144	$10.459	1,230,632
	2008	$10.459	$10.557	1,168,900
	2009	$10.557	$10.411	1,045,501
	2010	$10.411	$10.249	909,223
	2011	$10.249	$10.088	817,149
	2012	$10.088	$9.928	700,211
	2013	$9.928	$9.771	664,568
	2014	$9.771	$9.617	489,731
	2015	$9.617	$9.465	415,951
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$15.900	$16.987	56,689
	2007	$16.987	$17.675	53,275
	2008	$17.675	$10.654	46,425
	2009	$10.654	$13.855	43,295
	2010	$13.855	$16.301	67,256
	2011	$16.301	$15.227	59,876
	2012	$15.227	$17.496	50,327
	2013	$17.496	$23.492	39,966
	2014	$23.492	$26.237	38,522
	2015	$26.237	$25.745	37,589
Putnam VT New Value Fund – Class IB
	2006	$17.296	$19.747	342,022
	2007	$19.747	$18.481	367,814
	2008	$18.481	$10.047	315,350
	2009	$10.047	$9.460	0
Putnam VT Research Fund – Class IB
	2006	$14.361	$15.733	17,578
	2007	$15.733	$15.568	16,380
	2008	$15.568	$9.415	16,221
	2009	$9.415	$12.340	13,193
	2010	$12.340	$14.132	10,427
	2011	$14.132	$13.665	8,739
	2012	$13.665	$15.857	6,755
	2013	$15.857	$20.811	5,900
	2014	$20.811	$23.524	4,878
	2015	$23.524	$22.792	4,138
Putnam VT Vista Fund – Class IB
	2006	$17.515	$18.177	43,154
	2007	$18.177	$18.568	38,321
	2008	$18.568	$9.950	30,685
	2009	$9.950	$13.586	27,854
	2010	$13.586	$15.526	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$13.363	$13.866	183,695
	2007	$13.866	$14.398	171,556
	2008	$14.398	$8.922	134,351
	2009	$8.922	$14.390	120,884
	2010	$14.390	$17.106	107,042
	2011	$17.106	$13.830	95,187
	2012	$13.830	$15.546	79,316
	2013	$15.546	$21.988	59,087
	2014	$21.988	$23.742	44,549
	2015	$23.742	$21.936	40,210
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.627	$18.131	100,034
	2007	$18.131	$18.983	96,018
	2008	$18.983	$15.882	83,252
	2009	$15.882	$20.337	65,956
	2010	$20.337	$21.963	62,028
	2011	$21.963	$23.103	54,786
	2012	$23.103	$26.798	46,091
	2013	$26.798	$24.063	45,353
	2014	$24.063	$24.365	35,085
	2015	$24.365	$23.696	29,418
UIF Global Franchise Portfolio, Class II
	2006	$12.230	$14.625	272,665
	2007	$14.625	$15.798	294,419
	2008	$15.798	$11.048	255,720
	2009	$11.048	$14.086	226,866
	2010	$14.086	$15.809	197,080
	2011	$15.809	$16.967	161,094
	2012	$16.967	$19.299	125,040
	2013	$19.299	$22.727	101,184
	2014	$22.727	$23.374	79,540
	2015	$23.374	$24.429	43,659
UIF Growth Portfolio, Class I
	2006	$12.257	$12.558	173,605
	2007	$12.558	$15.064	150,677
	2008	$15.064	$7.532	80,186
	2009	$7.532	$12.272	67,644
	2010	$12.272	$14.838	58,516
	2011	$14.838	$14.194	56,387
	2012	$14.194	$15.976	41,660
	2013	$15.976	$23.280	23,028
	2014	$23.280	$24.367	20,724
	2015	$24.367	$26.915	16,003
UIF Growth Portfolio, Class II
	2006	$12.203	$12.468	124,471
	2007	$12.468	$14.926	106,403
	2008	$14.926	$7.440	37,889
	2009	$7.440	$12.092	26,990
	2010	$12.092	$14.590	22,022
	2011	$14.590	$13.922	21,100
	2012	$13.922	$15.625	19,567
	2013	$15.625	$22.716	13,216
	2014	$22.716	$23.716	12,370
	2015	$23.716	$26.132	9,953

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.833	92,016
	2007	$9.833	$11.864	215,863
	2008	$11.864	$6.209	236,127
	2009	$6.209	$9.616	186,191
	2010	$9.616	$12.517	148,828
	2011	$12.517	$11.434	133,416
	2012	$11.434	$12.207	129,237
	2013	$12.207	$16.516	87,252
	2014	$16.516	$16.553	62,450
	2015	$16.553	$15.314	51,415
UIF Small Company Growth Portfolio, Class II
	2006	$17.677	$19.456	35,605
	2007	$19.456	$19.712	38,349
	2008	$19.712	$11.554	27,627
	2009	$11.554	$16.675	26,656
	2010	$16.675	$20.768	27,188
	2011	$20.768	$18.657	24,626
	2012	$18.657	$21.060	18,811
	2013	$21.060	$35.508	14,675
	2014	$35.508	$30.100	10,520
	2015	$30.100	$26.720	9,582
UIF U.S. Real Estate Portfolio, Class II
	2006	$22.382	$30.325	181,974
	2007	$30.325	$24.686	156,400
	2008	$24.686	$15.048	151,102
	2009	$15.048	$19.028	125,186
	2010	$19.028	$24.254	104,933
	2011	$24.254	$25.221	92,839
	2012	$25.221	$28.696	78,744
	2013	$28.696	$28.735	69,490
	2014	$28.735	$36.599	50,182
	2015	$36.599	$36.710	37,557
Van Kampen LIT Money Market Portfolio – Class II
	2006	$9.975	$10.226	302,731
	2007	$10.226	$10.511	398,400
	2008	$10.511	$10.529	314,797
	2009	$10.529	$10.368	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Plus Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

Mortality & Expense = 2.3

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$10.000	$10.207	0
	2007	$10.207	$11.673	0
	2008	$11.673	$6.523	0
	2009	$6.523	$8.616	0
	2010	$8.616	$9.824	0
	2011	$9.824	$9.313	0
	2012	$9.313	$10.547	0
	2013	$10.547	$13.467	0
	2014	$13.467	$14.663	0
	2015	$14.663	$14.357	0
Fidelity VIP Freedom 2010 Portfolio – Service Class 2
	2006	$10.000	$10.397	0
	2007	$10.397	$10.991	0
	2008	$10.991	$8.020	0
	2009	$8.020	$9.693	0
	2010	$9.693	$10.638	0
	2011	$10.638	$10.329	0
	2012	$10.329	$11.238	0
	2013	$11.238	$12.404	0
	2014	$12.404	$12.605	0
	2015	$12.605	$12.226	0
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
	2006	$10.000	$10.427	0
	2007	$10.427	$11.179	0
	2008	$11.179	$7.325	0
	2009	$7.325	$9.182	0
	2010	$9.182	$10.236	0
	2011	$10.236	$9.858	0
	2012	$9.858	$10.868	0
	2013	$10.868	$12.255	0
	2014	$12.255	$12.498	0
	2015	$12.498	$12.131	0
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
	2006	$10.000	$10.436	0
	2007	$10.436	$11.302	0
	2008	$11.302	$6.813	0
	2009	$6.813	$8.715	0
	2010	$8.715	$9.849	0
	2011	$9.849	$9.332	0
	2012	$9.332	$10.481	0
	2013	$10.481	$12.408	0
	2014	$12.408	$12.673	0
	2015	$12.673	$12.292	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Freedom Income Portfolio – Service Class 2
	2006	$10.000	$10.289	0
	2007	$10.289	$10.624	0
	2008	$10.624	$9.251	0
	2009	$9.251	$10.341	0
	2010	$10.341	$10.815	0
	2011	$10.815	$10.693	0
	2012	$10.693	$11.079	0
	2013	$11.079	$11.366	0
	2014	$11.366	$11.475	0
	2015	$11.475	$11.125	0
Fidelity VIP Growth Opportunities Portfolio – Service Class 2
	2015	$10.000	$17.035	0
Fidelity VIP Growth Stock Portfolio – Service Class 2
	2006	$10.000	$9.686	0
	2007	$9.686	$11.551	0
	2008	$11.551	$6.220	0
	2009	$6.220	$8.760	0
	2010	$8.760	$10.230	0
	2011	$10.230	$10.021	0
	2012	$10.021	$11.547	0
	2013	$11.547	$15.156	0
	2014	$15.156	$16.602	0
	2015	$16.602	$17.567	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.000	$10.757	0
	2007	$10.757	$11.031	0
	2008	$11.031	$6.759	0
	2009	$6.759	$8.325	0
	2010	$8.325	$9.313	0
	2011	$9.313	$9.244	0
	2012	$9.244	$10.422	0
	2013	$10.422	$13.405	0
	2014	$13.405	$14.809	0
	2015	$14.809	$14.596	0
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$10.000	$9.818	0
	2007	$9.818	$11.040	0
	2008	$11.040	$6.501	0
	2009	$6.501	$8.859	0
	2010	$8.859	$11.107	0
	2011	$11.107	$9.656	0
	2012	$9.656	$10.786	0
	2013	$10.786	$14.290	0
	2014	$14.290	$14.775	0
	2015	$14.775	$14.172	0
FTVIP Franklin Growth and Income VIP Fund – Class 2
	2006	$14.472	$16.477	963
	2007	$16.477	$15.469	1,185
	2008	$15.469	$9.782	1,244
	2009	$9.782	$12.072	1,094
	2010	$12.072	$13.735	1,085
	2011	$13.735	$13.716	400
	2012	$13.716	$15.009	388
	2013	$15.009	$18.968	133
	2014	$18.968	$20.186	132
	2015	$20.186	$19.504	131

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.069	$12.763	0
	2007	$12.763	$12.911	0
	2008	$12.911	$8.856	0
	2009	$8.856	$11.709	0
	2010	$11.709	$12.865	0
	2011	$12.865	$12.844	0
	2012	$12.844	$14.108	0
	2013	$14.108	$15.675	0
	2014	$15.675	$15.990	0
	2015	$15.990	$14.492	0
FTVIP Franklin Large Cap Growth VIP Fund – Class 2
	2006	$10.349	$11.192	6,505
	2007	$11.192	$11.592	6,371
	2008	$11.592	$7.400	6,487
	2009	$7.400	$9.361	6,662
	2010	$9.361	$10.186	6,770
	2011	$10.186	$9.783	7,683
	2012	$9.783	$10.719	2,016
	2013	$10.719	$13.445	1,835
	2014	$13.445	$14.744	1,712
	2015	$14.744	$15.186	1,104
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$10.000	$10.951	0
	2007	$10.951	$11.942	200
	2008	$11.942	$8.331	199
	2009	$8.331	$10.018	197
	2010	$10.018	$10.936	195
	2011	$10.936	$10.349	194
	2012	$10.349	$11.439	192
	2013	$11.439	$14.234	191
	2014	$14.234	$14.672	190
	2015	$14.672	$13.785	188
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$14.909	$17.211	0
	2007	$17.211	$17.364	0
	2008	$17.364	$10.648	0
	2009	$10.648	$13.088	0
	2010	$13.088	$14.191	0
	2011	$14.191	$13.694	0
	2012	$13.694	$15.254	0
	2013	$15.254	$19.078	0
	2014	$19.078	$19.928	0
	2015	$19.928	$18.472	0
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$18.498	$21.102	4,871
	2007	$21.102	$20.084	4,745
	2008	$20.084	$13.117	4,658
	2009	$13.117	$16.520	4,515
	2010	$16.520	$20.655	3,165
	2011	$20.655	$19.385	3,074
	2012	$19.385	$22.376	2,032
	2013	$22.376	$29.727	1,947
	2014	$29.727	$29.152	1,846
	2015	$29.152	$26.326	1,747

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2
	2006	$17.137	$18.164	0
	2007	$18.164	$19.700	0
	2008	$19.700	$11.045	0
	2009	$11.045	$15.464	0
	2010	$15.464	$19.244	0
	2011	$19.244	$17.860	0
	2012	$17.860	$19.303	0
	2013	$19.303	$26.005	0
	2014	$26.005	$27.252	0
	2015	$27.252	$25.867	0
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2
	2006	$10.176	$10.322	0
	2007	$10.322	$10.728	0
	2008	$10.728	$11.255	0
	2009	$11.255	$11.315	0
	2010	$11.315	$11.616	0
	2011	$11.616	$11.971	0
	2012	$11.971	$11.892	0
	2013	$11.892	$11.337	0
	2014	$11.337	$11.428	0
	2015	$11.428	$11.197	0
FTVIP Templeton Developing Markets VIP Fund – Class 2
	2006	$25.309	$31.613	34
	2007	$31.613	$39.694	98
	2008	$39.694	$18.304	169
	2009	$18.304	$30.806	157
	2010	$30.806	$35.323	92
	2011	$35.323	$28.983	91
	2012	$28.983	$31.979	95
	2013	$31.979	$30.895	64
	2014	$30.895	$27.597	64
	2015	$27.597	$21.634	64
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$16.759	$19.847	3,197
	2007	$19.847	$22.342	3,034
	2008	$22.342	$12.988	3,180
	2009	$12.988	$17.356	3,016
	2010	$17.356	$18.347	2,985
	2011	$18.347	$15.988	3,679
	2012	$15.988	$18.432	1,315
	2013	$18.432	$22.102	725
	2014	$22.102	$19.152	777
	2015	$19.152	$17.462	775
FTVIP Templeton Global Bond VIP Fund – Class 2
	2006	$13.526	$14.875	0
	2007	$14.875	$16.099	0
	2008	$16.099	$16.672	0
	2009	$16.672	$19.294	0
	2010	$19.294	$21.533	0
	2011	$21.533	$20.815	0
	2012	$20.815	$23.353	0
	2013	$23.353	$23.143	0
	2014	$23.143	$22.980	0
	2015	$22.980	$21.443	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2006	$12.732	$12.742	14,773
	2007	$12.742	$14.490	14,117
	2008	$14.490	$7.189	12,744
	2009	$7.189	$11.612	12,635
	2010	$11.612	$13.539	9,787
	2011	$13.539	$12.359	9,206
	2012	$12.359	$13.665	8,713
	2013	$13.665	$18.627	8,295
	2014	$18.627	$19.647	7,798
	2015	$19.647	$20.068	7,312
Invesco V.I. American Value Fund – Series I
	2006	$12.307	$14.486	1,011
	2007	$14.486	$15.231	963
	2008	$15.231	$8.719	963
	2009	$8.719	$11.835	963
	2010	$11.835	$14.108	913
	2011	$14.108	$13.884	859
	2012	$13.884	$15.881	812
	2013	$15.881	$20.792	112
	2014	$20.792	$22.251	106
	2015	$22.251	$19.716	101
Invesco V.I. American Value Fund – Series II
	2006	$12.282	$14.447	0
	2007	$14.447	$15.176	153
	2008	$15.176	$8.668	152
	2009	$8.668	$11.763	150
	2010	$11.763	$14.014	149
	2011	$14.014	$13.779	395
	2012	$13.779	$15.729	375
	2013	$15.729	$20.542	331
	2014	$20.542	$21.929	314
	2015	$21.929	$19.382	321
Invesco V.I. Comstock Fund – Series II
	2006	$11.446	$12.952	2,016
	2007	$12.952	$12.334	2,145
	2008	$12.334	$7.721	2,244
	2009	$7.721	$9.667	2,369
	2010	$9.667	$10.906	2,332
	2011	$10.906	$10.411	2,320
	2012	$10.411	$12.072	549
	2013	$12.072	$15.969	530
	2014	$15.969	$16.988	512
	2015	$16.988	$15.539	244
Invesco V.I. Equity and Income Fund – Series II
	2006	$11.413	$12.530	0
	2007	$12.530	$12.627	0
	2008	$12.627	$9.520	0
	2009	$9.520	$11.370	2,501
	2010	$11.370	$12.421	2,466
	2011	$12.421	$11.955	2,429
	2012	$11.955	$13.101	2,396
	2013	$13.101	$15.954	2,363
	2014	$15.954	$16.920	2,331
	2015	$16.920	$16.072	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Growth and Income Fund – Series II
	2006	$15.781	$17.848	4,770
	2007	$17.848	$17.840	4,656
	2008	$17.840	$11.792	4,541
	2009	$11.792	$14.270	4,564
	2010	$14.270	$15.612	4,380
	2011	$15.612	$14.880	4,296
	2012	$14.880	$16.590	1,759
	2013	$16.590	$21.640	682
	2014	$21.640	$23.204	659
	2015	$23.204	$21.876	466
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$11.986	$12.263	1,003
	2007	$12.263	$14.061	955
	2008	$14.061	$7.289	956
	2009	$7.289	$11.114	956
	2010	$11.114	$13.794	906
	2011	$13.794	$12.192	852
	2012	$12.192	$13.270	806
	2013	$13.270	$17.676	111
	2014	$17.676	$18.561	105
	2015	$18.561	$18.287	99
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio
	2006	$10.214	$10.890	3,659
	2007	$10.890	$11.274	3,579
	2008	$11.274	$9.065	2,148
	2009	$9.065	$11.873	2,116
	2010	$11.873	$13.003	2,116
	2011	$13.003	$13.236	2,538
	2012	$13.236	$14.523	1,115
	2013	$14.523	$15.319	901
	2014	$15.319	$15.586	871
	2015	$15.586	$14.966	647
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio
	2006	$11.355	$12.694	0
	2007	$12.694	$13.208	0
	2008	$13.208	$9.186	0
	2009	$9.186	$11.284	0
	2010	$11.284	$13.097	0
	2011	$13.097	$12.198	0
	2012	$12.198	$13.152	0
	2013	$13.152	$17.411	0
	2014	$17.411	$18.190	0
	2015	$18.190	$17.126	0
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio
	2006	$10.946	$12.518	0
	2007	$12.518	$12.624	0
	2008	$12.624	$7.826	1,062
	2009	$7.826	$9.073	1,183
	2010	$9.073	$10.388	0
	2011	$10.388	$9.513	0
	2012	$9.513	$10.397	0
	2013	$10.397	$13.778	0
	2014	$13.778	$14.463	0
	2015	$14.463	$13.699	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio
	2006	$11.344	$11.936	0
	2007	$11.936	$14.114	0
	2008	$14.114	$8.499	0
	2009	$8.499	$12.062	0
	2010	$12.062	$14.458	0
	2011	$14.458	$12.682	0
	2012	$12.682	$14.109	0
	2013	$14.109	$18.859	0
	2014	$18.859	$19.505	0
	2015	$19.505	$19.538	0
Lord Abbett Series Fund, Inc. – Mid-Cap Stock Portfolio
	2006	$11.716	$12.823	3,504
	2007	$12.823	$12.574	3,802
	2008	$12.574	$7.435	4,518
	2009	$7.435	$9.180	4,598
	2010	$9.180	$11.228	3,893
	2011	$11.228	$10.510	3,962
	2012	$10.510	$11.738	496
	2013	$11.738	$14.916	164
	2014	$14.916	$16.221	163
	2015	$16.221	$15.218	162
Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2006	$12.994	$13.644	3,427
	2007	$13.644	$15.146	3,202
	2008	$15.146	$8.025	4,955
	2009	$8.025	$11.280	4,347
	2010	$11.280	$12.005	3,381
	2011	$12.005	$11.546	2,288
	2012	$11.546	$12.812	691
	2013	$12.812	$16.170	449
	2014	$16.170	$18.152	434
	2015	$18.152	$18.279	206
Oppenheimer Conservative Balanced Fund/VA – Service Shares formerly, Oppenheimer Capital Income Fund/VA – Service Shares
	2006	$14.067	$15.207	469
	2007	$15.207	$15.343	460
	2008	$15.343	$8.435	0
	2009	$8.435	$10.002	0
	2010	$10.002	$10.990	0
	2011	$10.990	$10.758	0
	2012	$10.758	$11.759	0
	2013	$11.759	$12.938	0
	2014	$12.938	$13.627	0
	2015	$13.627	$13.363	0
Oppenheimer Core Bond Fund/VA – Service Shares
	2006	$10.066	$10.300	0
	2007	$10.300	$10.453	0
	2008	$10.453	$6.210	0
	2009	$6.210	$6.603	0
	2010	$6.603	$7.165	0
	2011	$7.165	$7.541	2,486
	2012	$7.541	$8.101	2,441
	2013	$8.101	$7.869	2,644
	2014	$7.869	$8.205	2,508
	2015	$8.205	$8.057	2,360

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$15.640	$15.664	4,465
	2007	$15.664	$16.193	4,277
	2008	$16.193	$8.019	3,927
	2009	$8.019	$10.342	3,895
	2010	$10.342	$12.824	2,865
	2011	$12.824	$12.610	2,702
	2012	$12.610	$14.283	2,564
	2013	$14.283	$18.889	2,447
	2014	$18.889	$19.436	2,308
	2015	$19.436	$20.155	2,172
Oppenheimer Global Fund/VA – Service Shares
	2006	$18.216	$20.848	140
	2007	$20.848	$21.563	138
	2008	$21.563	$12.545	135
	2009	$12.545	$17.047	144
	2010	$17.047	$19.233	139
	2011	$19.233	$17.156	142
	2012	$17.156	$20.232	151
	2013	$20.232	$25.054	0
	2014	$25.054	$24.932	0
	2015	$24.932	$25.204	0
Oppenheimer Global Strategic Income Fund/VA – Service Shares
	2006	$12.729	$13.310	8,414
	2007	$13.310	$14.217	7,968
	2008	$14.217	$11.855	5,798
	2009	$11.855	$13.688	5,757
	2010	$13.688	$15.319	5,418
	2011	$15.319	$15.035	4,336
	2012	$15.035	$16.588	4,640
	2013	$16.588	$16.115	1,846
	2014	$16.115	$16.106	1,778
	2015	$16.106	$15.313	1,067
Oppenheimer High Income Fund/VA – Service Shares
	2006	$13.564	$14.448	3,461
	2007	$14.448	$14.020	3,340
	2008	$14.020	$2.929	3,933
	2009	$2.929	$3.597	3,566
	2010	$3.597	$4.014	3,315
	2011	$4.014	$3.814	2,063
	2012	$3.814	$4.207	0
Oppenheimer Main Street Fund®/VA – Service Shares
	2006	$13.761	$15.400	6,907
	2007	$15.400	$15.638	6,790
	2008	$15.638	$9.358	7,509
	2009	$9.358	$11.680	7,613
	2010	$11.680	$13.192	7,319
	2011	$13.192	$12.823	7,522
	2012	$12.823	$14.580	3,105
	2013	$14.580	$18.687	1,884
	2014	$18.687	$20.117	1,799
	2015	$20.117	$20.226	1,123

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$18.096	$20.234	1,714
	2007	$20.234	$19.452	1,740
	2008	$19.452	$11.759	2,077
	2009	$11.759	$15.695	1,980
	2010	$15.695	$18.833	1,634
	2011	$18.833	$17.927	1,610
	2012	$17.927	$20.569	560
	2013	$20.569	$28.205	77
	2014	$28.205	$30.708	73
	2015	$30.708	$28.118	69
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$11.976	13,127
	2010	$11.976	$13.150	10,689
	2011	$13.150	$13.070	10,121
	2012	$13.070	$15.204	8,261
	2013	$15.204	$19.631	7,836
	2014	$19.631	$21.566	7,370
	2015	$21.566	$20.389	6,744
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$12.833	$14.006	1,869
	2007	$14.006	$13.786	1,731
	2008	$13.786	$7.968	833
	2009	$7.968	$9.761	530
	2010	$9.761	$10.548	271
	2011	$10.548	$10.571	268
	2012	$10.571	$11.599	265
	2013	$11.599	$13.357	262
	2014	$13.357	$14.416	259
	2015	$14.416	$13.898	256
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$13.695	$15.072	736
	2007	$15.072	$15.127	726
	2008	$15.127	$9.835	0
	2009	$9.835	$12.966	0
	2010	$12.966	$14.501	0
	2011	$14.501	$14.081	0
	2012	$14.081	$15.679	0
	2013	$15.679	$18.269	0
	2014	$18.269	$19.493	0
	2015	$19.493	$19.041	0
Putnam VT Global Health Care Fund – Class IB
	2006	$12.935	$12.966	65
	2007	$12.966	$12.566	53
	2008	$12.566	$10.161	41
	2009	$10.161	$12.484	22
	2010	$12.484	$12.474	8
	2011	$12.474	$12.020	8
	2012	$12.020	$14.330	8
	2013	$14.330	$19.796	8
	2014	$19.796	$24.639	8
	2015	$24.639	$25.897	8

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$17.516	$21.699	0
	2007	$21.699	$25.376	0
	2008	$25.376	$17.199	0
	2009	$17.199	$18.004	0
	2010	$18.004	$17.878	0
	2011	$17.878	$16.491	0
	2012	$16.491	$16.890	0
	2013	$16.890	$18.745	0
	2014	$18.745	$20.943	0
	2015	$20.943	$18.396	0
Putnam VT Growth and Income Fund – Class IB
	2006	$14.902	$16.845	148
	2007	$16.845	$15.431	132
	2008	$15.431	$9.224	122
	2009	$9.224	$11.675	81
	2010	$11.675	$13.022	44
	2011	$13.022	$12.109	44
	2012	$12.109	$14.066	43
	2013	$14.066	$18.609	43
	2014	$18.609	$20.094	42
	2015	$20.094	$18.118	42
Putnam VT High Yield Fund – Class IB
	2006	$14.353	$15.470	387
	2007	$15.470	$15.504	405
	2008	$15.504	$11.177	3,131
	2009	$11.177	$16.368	2,981
	2010	$16.368	$18.202	2,936
	2011	$18.202	$18.061	2,789
	2012	$18.061	$20.430	2,745
	2013	$20.430	$21.486	2,711
	2014	$21.486	$21.278	2,676
	2015	$21.278	$19.637	132
Putnam VT Income Fund – Class IB
	2006	$10.535	$10.738	7,270
	2007	$10.738	$11.016	7,160
	2008	$11.016	$8.171	4,637
	2009	$8.171	$11.686	4,048
	2010	$11.686	$12.520	3,996
	2011	$12.520	$12.819	4,112
	2012	$12.819	$13.842	2,613
	2013	$13.842	$13.750	2,648
	2014	$13.750	$14.273	2,536
	2015	$14.273	$13.715	1,839
Putnam VT International Equity Fund – Class IB
	2006	$16.465	$20.507	8,194
	2007	$20.507	$21.667	7,989
	2008	$21.667	$11.841	7,104
	2009	$11.841	$14.390	7,057
	2010	$14.390	$15.439	4,119
	2011	$15.439	$12.505	3,937
	2012	$12.505	$14.866	3,781
	2013	$14.866	$18.565	3,648
	2014	$18.565	$16.876	3,494
	2015	$16.876	$16.478	3,342

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$15.027	$16.696	0
	2007	$16.696	$15.437	0
	2008	$15.437	$9.099	0
	2009	$9.099	$11.607	0
	2010	$11.607	$12.894	0
	2011	$12.894	$12.579	0
	2012	$12.579	$14.329	0
	2013	$14.329	$18.881	0
	2014	$18.881	$20.972	0
	2015	$20.972	$20.005	0
Putnam VT Money Market Fund – Class IB
	2006	$9.597	$9.770	9,762
	2007	$9.770	$9.981	9,632
	2008	$9.981	$9.982	4,607
	2009	$9.982	$9.754	7,609
	2010	$9.754	$9.515	7,675
	2011	$9.515	$9.279	7,027
	2012	$9.279	$9.049	4,992
	2013	$9.049	$8.824	24,369
	2014	$8.824	$8.605	22,939
	2015	$8.605	$8.392	1,365
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$15.456	$16.362	0
	2007	$16.362	$16.868	0
	2008	$16.868	$10.074	0
	2009	$10.074	$12.980	0
	2010	$12.980	$15.133	0
	2011	$15.133	$14.007	0
	2012	$14.007	$15.946	0
	2013	$15.946	$21.216	0
	2014	$21.216	$23.478	0
	2015	$23.478	$22.827	0
Putnam VT New Value Fund – Class IB
	2006	$16.812	$19.020	14,500
	2007	$19.020	$17.637	14,265
	2008	$17.637	$9.500	13,254
	2009	$9.500	$8.935	0
Putnam VT Research Fund – Class IB
	2006	$13.960	$15.153	0
	2007	$15.153	$14.856	0
	2008	$14.856	$8.902	0
	2009	$8.902	$11.561	0
	2010	$11.561	$13.120	0
	2011	$13.120	$12.570	0
	2012	$12.570	$14.453	0
	2013	$14.453	$18.795	0
	2014	$18.795	$21.050	0
	2015	$21.050	$20.209	0
Putnam VT Vista Fund – Class IB
	2006	$17.025	$17.507	0
	2007	$17.507	$17.719	0
	2008	$17.719	$9.408	0
	2009	$9.408	$12.729	0
	2010	$12.729	$14.449	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$12.989	$13.355	0
	2007	$13.355	$13.740	0
	2008	$13.740	$8.436	0
	2009	$8.436	$13.482	0
	2010	$13.482	$15.881	0
	2011	$15.881	$12.722	0
	2012	$12.722	$14.169	0
	2013	$14.169	$19.858	0
	2014	$19.858	$21.246	0
	2015	$21.246	$19.450	0
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.162	$17.464	0
	2007	$17.464	$18.115	0
	2008	$18.115	$15.018	0
	2009	$15.018	$19.054	0
	2010	$19.054	$20.390	0
	2011	$20.390	$21.252	0
	2012	$21.252	$24.426	0
	2013	$24.426	$21.732	0
	2014	$21.732	$21.804	0
	2015	$21.804	$21.011	0
UIF Global Franchise Portfolio, Class II
	2006	$12.007	$14.228	0
	2007	$14.228	$15.228	159
	2008	$15.228	$10.551	157
	2009	$10.551	$13.331	156
	2010	$13.331	$14.825	154
	2011	$14.825	$15.765	153
	2012	$15.765	$17.768	152
	2013	$17.768	$20.732	151
	2014	$20.732	$21.128	150
	2015	$21.128	$21.879	149
UIF Growth Portfolio, Class I
	2006	$12.071	$12.254	3,405
	2007	$12.254	$14.565	3,141
	2008	$14.565	$7.216	3,594
	2009	$7.216	$11.649	2,973
	2010	$11.649	$13.956	2,840
	2011	$13.956	$13.229	1,648
	2012	$13.229	$14.753	1,558
	2013	$14.753	$21.301	215
	2014	$21.301	$22.092	203
	2015	$22.092	$24.179	192
UIF Growth Portfolio, Class II
	2006	$12.018	$12.166	0
	2007	$12.166	$14.432	0
	2008	$14.432	$7.127	0
	2009	$7.127	$11.478	0
	2010	$11.478	$13.723	0
	2011	$13.723	$12.975	0
	2012	$12.975	$14.429	0
	2013	$14.429	$20.785	0
	2014	$20.785	$21.501	0
	2015	$21.501	$23.475	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.772	0
	2007	$9.772	$11.682	0
	2008	$11.682	$6.058	0
	2009	$6.058	$9.296	0
	2010	$9.296	$11.990	0
	2011	$11.990	$10.853	314
	2012	$10.853	$11.481	313
	2013	$11.481	$15.391	248
	2014	$15.391	$15.284	243
	2015	$15.284	$14.011	246
UIF Small Company Growth Portfolio, Class II
	2006	$17.250	$18.813	0
	2007	$18.813	$18.885	0
	2008	$18.885	$10.968	0
	2009	$10.968	$15.684	0
	2010	$15.684	$19.355	0
	2011	$19.355	$17.229	0
	2012	$17.229	$19.270	0
	2013	$19.270	$32.194	0
	2014	$32.194	$27.040	0
	2015	$27.040	$23.784	0
UIF U.S. Real Estate Portfolio, Class II
	2006	$21.756	$29.208	2,198
	2007	$29.208	$23.558	2,284
	2008	$23.558	$14.228	1,464
	2009	$14.228	$17.827	1,466
	2010	$17.827	$22.516	1,397
	2011	$22.516	$23.200	1,316
	2012	$23.200	$26.155	1,248
	2013	$26.155	$25.950	239
	2014	$25.950	$32.751	230
	2015	$32.751	$32.550	221
Van Kampen LIT Money Market Portfolio – Class II
	2006	$9.793	$9.948	0
	2007	$9.948	$10.132	0
	2008	$10.132	$10.056	4,793
	2009	$10.056	$9.815	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year

Withdrawal Charge Option – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

Basic Contract

Mortality & Expense = 1.4

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$10.000	$10.270	58,931
	2007	$10.270	$11.854	205,386
	2008	$11.854	$6.685	199,825
	2009	$6.685	$8.913	180,795
	2010	$8.913	$10.256	164,209
	2011	$10.256	$9.812	144,054
	2012	$9.812	$11.214	100,760
	2013	$11.214	$14.452	78,733
	2014	$14.452	$15.879	62,262
	2015	$15.879	$15.692	43,992
Fidelity VIP Freedom 2010 Portfolio – Service Class 2
	2006	$10.000	$10.462	22,865
	2007	$10.462	$11.161	49,421
	2008	$11.161	$8.219	88,629
	2009	$8.219	$10.026	71,540
	2010	$10.026	$11.105	60,223
	2011	$11.105	$10.882	59,897
	2012	$10.882	$11.949	52,071
	2013	$11.949	$13.311	33,428
	2014	$13.311	$13.651	7,548
	2015	$13.651	$13.362	7,230
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
	2006	$10.000	$10.491	0
	2007	$10.491	$11.353	0
	2008	$11.353	$7.507	8,967
	2009	$7.507	$9.497	8,524
	2010	$9.497	$10.686	9,013
	2011	$10.686	$10.385	8,631
	2012	$10.385	$11.556	6,431
	2013	$11.556	$13.150	7,914
	2014	$13.150	$13.536	7,914
	2015	$13.536	$13.259	7,914
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
	2006	$10.000	$10.500	4,936
	2007	$10.500	$11.477	3,177
	2008	$11.477	$6.983	1,002
	2009	$6.983	$9.015	607
	2010	$9.015	$10.281	603
	2011	$10.281	$9.832	601
	2012	$9.832	$11.144	13,252
	2013	$11.144	$13.315	12,857
	2014	$13.315	$13.724	12,812
	2015	$13.724	$13.435	12,768

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Freedom Income Portfolio – Service Class 2
	2006	$10.000	$10.352	2,423
	2007	$10.352	$10.789	4,787
	2008	$10.789	$9.481	6,169
	2009	$9.481	$10.696	10,903
	2010	$10.696	$11.290	10,351
	2011	$11.290	$11.265	9,775
	2012	$11.265	$11.779	7,250
	2013	$11.779	$12.196	4,066
	2014	$12.196	$12.427	3,112
	2015	$12.427	$12.159	2,614
Fidelity VIP Growth Opportunities Portfolio – Service Class 2
	2015	$10.000	$18.618	248
Fidelity VIP Growth Stock Portfolio – Service Class 2
	2006	$10.000	$9.746	0
	2007	$9.746	$11.730	1,813
	2008	$11.730	$6.375	1,340
	2009	$6.375	$9.061	1,008
	2010	$9.061	$10.680	99
	2011	$10.680	$10.557	96
	2012	$10.557	$12.277	0
	2013	$12.277	$16.264	0
	2014	$16.264	$17.979	249
	2015	$17.979	$19.079	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.000	$10.824	22,952
	2007	$10.824	$11.203	55,881
	2008	$11.203	$6.928	58,510
	2009	$6.928	$8.611	60,521
	2010	$8.611	$9.722	58,553
	2011	$9.722	$9.738	57,984
	2012	$9.738	$11.081	53,033
	2013	$11.081	$14.385	52,953
	2014	$14.385	$16.037	52,904
	2015	$16.037	$15.953	52,881
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$10.000	$9.879	9,989
	2007	$9.879	$11.212	38,987
	2008	$11.212	$6.663	39,134
	2009	$6.663	$9.164	36,579
	2010	$9.164	$11.595	34,385
	2011	$11.595	$10.173	30,938
	2012	$10.173	$11.468	24,184
	2013	$11.468	$15.334	22,235
	2014	$15.334	$16.001	20,163
	2015	$16.001	$15.490	16,418
FTVIP Franklin Growth and Income VIP Fund – Class 2
	2006	$14.888	$17.107	84,562
	2007	$17.107	$16.210	90,229
	2008	$16.210	$10.345	80,421
	2009	$10.345	$12.884	72,551
	2010	$12.884	$14.795	53,880
	2011	$14.795	$14.910	37,462
	2012	$14.910	$16.467	29,246
	2013	$16.467	$21.003	22,322
	2014	$21.003	$22.557	18,398
	2015	$22.557	$21.997	16,634

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.240	$13.079	488,323
	2007	$13.079	$13.354	651,119
	2008	$13.354	$9.244	569,671
	2009	$9.244	$12.335	496,401
	2010	$12.335	$13.677	413,030
	2011	$13.677	$13.781	278,944
	2012	$13.781	$15.278	197,379
	2013	$15.278	$17.131	157,183
	2014	$17.131	$17.637	138,150
	2015	$17.637	$16.132	106,179
FTVIP Franklin Large Cap Growth VIP Fund – Class 2
	2006	$10.468	$11.425	209,179
	2007	$11.425	$11.943	242,913
	2008	$11.943	$7.695	220,904
	2009	$7.695	$9.824	190,232
	2010	$9.824	$10.788	161,248
	2011	$10.788	$10.457	119,551
	2012	$10.457	$11.563	96,199
	2013	$11.563	$14.638	77,959
	2014	$14.638	$16.200	63,161
	2015	$16.200	$16.839	46,654
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$10.000	$11.019	28,256
	2007	$11.019	$12.127	139,069
	2008	$12.127	$8.538	142,841
	2009	$8.538	$10.362	133,223
	2010	$10.362	$11.417	120,659
	2011	$11.417	$10.903	93,404
	2012	$10.903	$12.162	66,637
	2013	$12.162	$15.274	55,629
	2014	$15.274	$15.889	42,986
	2015	$15.889	$15.066	37,227
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$15.338	$17.869	248,012
	2007	$17.869	$18.195	286,267
	2008	$18.195	$11.261	235,403
	2009	$11.261	$13.969	193,701
	2010	$13.969	$15.286	159,607
	2011	$15.286	$14.886	113,515
	2012	$14.886	$16.736	83,588
	2013	$16.736	$21.124	65,702
	2014	$21.124	$22.269	57,172
	2015	$22.269	$20.833	51,216
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$19.031	$21.909	67,453
	2007	$21.909	$21.046	74,742
	2008	$21.046	$13.873	68,129
	2009	$13.873	$17.632	59,102
	2010	$17.632	$22.249	49,377
	2011	$22.249	$21.073	40,278
	2012	$21.073	$24.550	34,393
	2013	$24.550	$32.915	21,277
	2014	$32.915	$32.577	19,452
	2015	$32.577	$29.691	18,105

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2
	2006	$17.630	$18.858	1,833
	2007	$18.858	$20.643	1,745
	2008	$20.643	$11.681	1,870
	2009	$11.681	$16.505	1,956
	2010	$16.505	$20.730	1,713
	2011	$20.730	$19.415	1,657
	2012	$19.415	$21.179	1,756
	2013	$21.179	$28.795	1,604
	2014	$28.795	$30.454	1,006
	2015	$30.454	$29.173	993
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2
	2006	$10.333	$10.577	69,659
	2007	$10.577	$11.096	71,356
	2008	$11.096	$11.748	84,106
	2009	$11.748	$11.919	121,665
	2010	$11.919	$12.350	100,956
	2011	$12.350	$12.844	80,072
	2012	$12.844	$12.878	70,496
	2013	$12.878	$12.390	61,136
	2014	$12.390	$12.605	47,756
	2015	$12.605	$12.464	39,922
FTVIP Templeton Developing Markets VIP Fund – Class 2
	2006	$26.037	$32.822	33,128
	2007	$32.822	$41.594	21,398
	2008	$41.594	$19.358	21,909
	2009	$19.358	$32.879	20,227
	2010	$32.879	$38.048	17,301
	2011	$38.048	$31.506	14,612
	2012	$31.506	$35.085	14,814
	2013	$35.085	$34.209	13,969
	2014	$34.209	$30.840	11,106
	2015	$30.840	$24.400	12,384
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$17.241	$20.606	214,900
	2007	$20.606	$23.411	229,814
	2008	$23.411	$13.736	198,347
	2009	$13.736	$18.525	163,288
	2010	$18.525	$19.763	133,918
	2011	$19.763	$17.381	105,338
	2012	$17.381	$20.223	77,549
	2013	$20.223	$24.473	63,996
	2014	$24.473	$21.402	59,239
	2015	$21.402	$19.695	49,363
FTVIP Templeton Global Bond VIP Fund – Class 2
	2006	$13.916	$15.444	2,751
	2007	$15.444	$16.870	2,584
	2008	$16.870	$17.632	1,829
	2009	$17.632	$20.593	2,009
	2010	$20.593	$23.194	69
	2011	$23.194	$22.627	0
	2012	$22.627	$25.621	0
	2013	$25.621	$25.625	0
	2014	$25.625	$25.680	0
	2015	$25.680	$24.183	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2006	$13.098	$13.229	43,766
	2007	$13.229	$15.184	46,533
	2008	$15.184	$7.603	41,011
	2009	$7.603	$12.394	33,167
	2010	$12.394	$14.584	24,429
	2011	$14.584	$13.435	17,815
	2012	$13.435	$14.992	10,675
	2013	$14.992	$20.625	8,938
	2014	$20.625	$21.955	5,535
	2015	$21.955	$22.633	6,150
Invesco V.I. American Value Fund – Series I
	2006	$12.497	$14.844	17,725
	2007	$14.844	$15.753	14,683
	2008	$15.753	$9.101	13,906
	2009	$9.101	$12.468	12,012
	2010	$12.468	$14.999	6,277
	2011	$14.999	$14.897	2,052
	2012	$14.897	$17.197	2,714
	2013	$17.197	$22.723	1,559
	2014	$22.723	$24.542	1,242
	2015	$24.542	$21.948	829
Invesco V.I. American Value Fund – Series II
	2006	$12.472	$14.805	40,335
	2007	$14.805	$15.697	53,940
	2008	$15.697	$9.049	55,316
	2009	$9.049	$12.392	47,020
	2010	$12.392	$14.900	38,572
	2011	$14.900	$14.785	36,190
	2012	$14.785	$17.033	29,136
	2013	$17.033	$22.451	23,501
	2014	$22.451	$24.188	17,127
	2015	$24.188	$21.575	11,574
Invesco V.I. Comstock Fund – Series II
	2006	$11.622	$13.273	162,673
	2007	$13.273	$12.757	166,026
	2008	$12.757	$8.059	133,110
	2009	$8.059	$10.184	123,616
	2010	$10.184	$11.596	99,310
	2011	$11.596	$11.171	80,657
	2012	$11.171	$13.073	51,767
	2013	$13.073	$17.452	34,514
	2014	$17.452	$18.738	29,530
	2015	$18.738	$17.298	19,591
Invesco V.I. Equity and Income Fund – Series II
	2006	$11.589	$12.840	139,142
	2007	$12.840	$13.060	160,968
	2008	$13.060	$9.937	149,835
	2009	$9.937	$11.978	125,212
	2010	$11.978	$13.206	104,510
	2011	$13.206	$12.827	91,610
	2012	$12.827	$14.187	72,177
	2013	$14.187	$17.436	63,122
	2014	$17.436	$18.663	55,130
	2015	$18.663	$17.891	35,698

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Growth and Income Fund – Series II
	2006	$16.235	$18.530	121,276
	2007	$18.530	$18.694	125,665
	2008	$18.694	$12.471	111,525
	2009	$12.471	$15.231	92,694
	2010	$15.231	$16.817	72,582
	2011	$16.817	$16.176	63,083
	2012	$16.176	$18.202	53,803
	2013	$18.202	$23.961	42,372
	2014	$23.961	$25.930	28,083
	2015	$25.930	$24.672	26,131
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.171	$12.567	7,898
	2007	$12.567	$14.543	7,549
	2008	$14.543	$7.609	6,352
	2009	$7.609	$11.709	5,887
	2010	$11.709	$14.665	5,666
	2011	$14.665	$13.082	4,466
	2012	$13.082	$14.370	3,166
	2013	$14.370	$19.318	3,141
	2014	$19.318	$20.473	26
	2015	$20.473	$20.357	24
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio
	2006	$10.332	$11.116	124,486
	2007	$11.116	$11.615	173,757
	2008	$11.615	$9.426	146,403
	2009	$9.426	$12.459	128,757
	2010	$12.459	$13.771	104,848
	2011	$13.771	$14.147	71,472
	2012	$14.147	$15.666	56,930
	2013	$15.666	$16.677	47,281
	2014	$16.677	$17.125	34,669
	2015	$17.125	$16.595	27,513
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio
	2006	$11.485	$12.958	33,197
	2007	$12.958	$13.608	39,496
	2008	$13.608	$9.552	35,683
	2009	$9.552	$11.842	30,990
	2010	$11.842	$13.871	23,559
	2011	$13.871	$13.038	21,416
	2012	$13.038	$14.188	20,874
	2013	$14.188	$18.955	19,727
	2014	$18.955	$19.986	9,421
	2015	$19.986	$18.991	8,830
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio
	2006	$11.072	$12.778	96,277
	2007	$12.778	$13.006	122,166
	2008	$13.006	$8.137	105,589
	2009	$8.137	$9.521	96,028
	2010	$9.521	$11.001	85,295
	2011	$11.001	$10.169	58,576
	2012	$10.169	$11.216	48,495
	2013	$11.216	$15.000	35,458
	2014	$15.000	$15.891	25,699
	2015	$15.891	$15.191	23,025

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio
	2006	$11.475	$12.184	31,720
	2007	$12.184	$14.541	42,332
	2008	$14.541	$8.837	39,901
	2009	$8.837	$12.658	28,179
	2010	$12.658	$15.312	21,998
	2011	$15.312	$13.555	21,588
	2012	$13.555	$15.220	16,623
	2013	$15.220	$20.531	13,598
	2014	$20.531	$21.431	12,617
	2015	$21.431	$21.665	10,656
Lord Abbett Series Fund, Inc. – Mid-Cap Stock Portfolio
	2006	$11.851	$13.090	113,220
	2007	$13.090	$12.955	133,809
	2008	$12.955	$7.732	127,162
	2009	$7.732	$9.634	110,093
	2010	$9.634	$11.892	92,273
	2011	$11.892	$11.233	51,683
	2012	$11.233	$12.662	43,296
	2013	$12.662	$16.239	36,258
	2014	$16.239	$17.823	26,357
	2015	$17.823	$16.875	23,623
Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2006	$13.316	$14.111	148,739
	2007	$14.111	$15.810	121,790
	2008	$15.810	$8.454	106,556
	2009	$8.454	$11.993	82,580
	2010	$11.993	$12.881	68,853
	2011	$12.881	$12.503	48,137
	2012	$12.503	$14.002	33,575
	2013	$14.002	$17.835	28,106
	2014	$17.835	$20.206	21,753
	2015	$20.206	$20.535	17,035
Oppenheimer Conservative Balanced Fund/VA – Service Shares formerly, Oppenheimer Capital Income Fund/VA – Service Shares
	2006	$14.472	$15.789	46,580
	2007	$15.789	$16.078	45,964
	2008	$16.078	$8.921	44,678
	2009	$8.921	$10.676	41,279
	2010	$10.676	$11.838	34,820
	2011	$11.838	$11.695	23,779
	2012	$11.695	$12.901	17,920
	2013	$12.901	$14.326	17,594
	2014	$14.326	$15.228	10,931
	2015	$15.228	$15.071	9,758
Oppenheimer Core Bond Fund/VA – Service Shares
	2006	$10.182	$10.515	131,838
	2007	$10.515	$10.770	250,642
	2008	$10.770	$6.457	255,607
	2009	$6.457	$6.929	257,461
	2010	$6.929	$7.589	213,012
	2011	$7.589	$8.060	164,661
	2012	$8.060	$8.739	148,445
	2013	$8.739	$8.567	126,006
	2014	$8.567	$9.015	108,351
	2015	$9.015	$8.934	72,550

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$16.090	$16.263	40,565
	2007	$16.263	$16.969	36,754
	2008	$16.969	$8.481	36,514
	2009	$8.481	$11.038	33,983
	2010	$11.038	$13.814	19,366
	2011	$13.814	$13.708	11,821
	2012	$13.708	$15.670	7,171
	2013	$15.670	$20.915	5,694
	2014	$20.915	$21.720	4,684
	2015	$21.720	$22.731	4,266
Oppenheimer Global Fund/VA – Service Shares
	2006	$18.740	$21.645	21,514
	2007	$21.645	$22.595	24,156
	2008	$22.595	$13.267	18,696
	2009	$13.267	$18.195	15,856
	2010	$18.195	$20.717	12,923
	2011	$20.717	$18.650	8,843
	2012	$18.650	$22.198	8,304
	2013	$22.198	$27.741	7,499
	2014	$27.741	$27.861	6,507
	2015	$27.861	$28.425	6,085
Oppenheimer Global Strategic Income Fund/VA – Service Shares
	2006	$13.095	$13.820	247,776
	2007	$13.820	$14.898	297,150
	2008	$14.898	$12.537	258,453
	2009	$12.537	$14.609	243,833
	2010	$14.609	$16.501	174,038
	2011	$16.501	$16.344	135,197
	2012	$16.344	$18.199	114,916
	2013	$18.199	$17.844	104,407
	2014	$17.844	$17.998	86,175
	2015	$17.998	$17.270	73,149
Oppenheimer High Income Fund/VA – Service Shares
	2006	$13.955	$15.000	61,033
	2007	$15.000	$14.691	66,322
	2008	$14.691	$3.098	87,042
	2009	$3.098	$3.840	70,920
	2010	$3.840	$4.324	59,676
	2011	$4.324	$4.147	47,869
	2012	$4.147	$4.608	0
Oppenheimer Main Street Fund®/VA – Service Shares
	2006	$14.157	$15.989	202,184
	2007	$15.989	$16.387	197,820
	2008	$16.387	$9.897	190,381
	2009	$9.897	$12.466	166,920
	2010	$12.466	$14.210	137,070
	2011	$14.210	$13.940	103,909
	2012	$13.940	$15.997	84,145
	2013	$15.997	$20.692	69,267
	2014	$20.692	$22.480	58,915
	2015	$22.480	$22.810	42,294

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$18.617	$21.007	54,905
	2007	$21.007	$20.384	54,188
	2008	$20.384	$12.436	48,848
	2009	$12.436	$16.752	41,773
	2010	$16.752	$20.286	30,478
	2011	$20.286	$19.489	25,911
	2012	$19.489	$22.567	22,649
	2013	$22.567	$31.230	12,489
	2014	$31.230	$34.316	10,953
	2015	$34.316	$31.712	9,526
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$12.783	79,948
	2010	$12.783	$14.165	69,708
	2011	$14.165	$14.208	54,645
	2012	$14.208	$16.681	38,847
	2013	$16.681	$21.737	28,911
	2014	$21.737	$24.100	23,026
	2015	$24.100	$22.995	19,338
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$13.202	$14.542	72,048
	2007	$14.542	$14.446	67,765
	2008	$14.446	$8.427	38,767
	2009	$8.427	$10.418	33,425
	2010	$10.418	$11.363	29,228
	2011	$11.363	$11.492	23,376
	2012	$11.492	$12.726	21,306
	2013	$12.726	$14.790	19,447
	2014	$14.790	$16.109	17,265
	2015	$16.109	$15.674	11,835
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$14.089	$15.649	33,202
	2007	$15.649	$15.851	29,202
	2008	$15.851	$10.401	22,083
	2009	$10.401	$13.839	20,871
	2010	$13.839	$15.620	20,539
	2011	$15.620	$15.308	17,521
	2012	$15.308	$17.202	15,255
	2013	$17.202	$20.229	14,036
	2014	$20.229	$21.783	6,161
	2015	$21.783	$21.474	7,469
Putnam VT Global Health Care Fund – Class IB
	2006	$13.308	$13.462	2,250
	2007	$13.462	$13.168	2,107
	2008	$13.168	$10.746	1,552
	2009	$10.746	$13.325	398
	2010	$13.325	$13.436	377
	2011	$13.436	$13.067	2,043
	2012	$13.067	$15.723	2,013
	2013	$15.723	$21.919	1,977
	2014	$21.919	$27.534	254
	2015	$27.534	$29.206	195

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$18.020	$22.529	4,787
	2007	$22.529	$26.590	2,885
	2008	$26.590	$18.188	2,084
	2009	$18.188	$19.216	2,203
	2010	$19.216	$19.257	2,334
	2011	$19.257	$17.927	1,810
	2012	$17.927	$18.530	1,586
	2013	$18.530	$20.755	1,625
	2014	$20.755	$23.403	1,518
	2015	$23.403	$20.747	1,606
Putnam VT Growth and Income Fund – Class IB
	2006	$15.331	$17.489	51,557
	2007	$17.489	$16.170	56,846
	2008	$16.170	$9.755	35,860
	2009	$9.755	$12.461	31,367
	2010	$12.461	$14.027	24,921
	2011	$14.027	$13.163	19,371
	2012	$13.163	$15.433	16,170
	2013	$15.433	$20.606	8,984
	2014	$20.606	$22.455	7,102
	2015	$22.455	$20.434	7,397
Putnam VT High Yield Fund – Class IB
	2006	$14.766	$16.062	84,296
	2007	$16.062	$16.246	90,170
	2008	$16.246	$11.820	71,506
	2009	$11.820	$17.470	63,317
	2010	$17.470	$19.606	48,193
	2011	$19.606	$19.634	35,571
	2012	$19.634	$22.414	33,633
	2013	$22.414	$23.790	30,261
	2014	$23.790	$23.777	21,446
	2015	$23.777	$22.147	18,992
Putnam VT Income Fund – Class IB
	2006	$10.838	$11.149	278,298
	2007	$11.149	$11.544	316,107
	2008	$11.544	$8.642	257,346
	2009	$8.642	$12.472	195,766
	2010	$12.472	$13.486	163,032
	2011	$13.486	$13.935	120,780
	2012	$13.935	$15.187	107,819
	2013	$15.187	$15.225	93,031
	2014	$15.225	$15.950	76,763
	2015	$15.950	$15.468	63,134
Putnam VT International Equity Fund – Class IB
	2006	$16.939	$21.291	56,149
	2007	$21.291	$22.704	67,587
	2008	$22.704	$12.523	61,723
	2009	$12.523	$15.359	57,600
	2010	$15.359	$16.630	54,173
	2011	$16.630	$13.595	44,970
	2012	$13.595	$16.310	39,040
	2013	$16.310	$20.557	33,565
	2014	$20.557	$18.859	23,679
	2015	$18.859	$18.585	20,939

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$15.460	$17.334	28,439
	2007	$17.334	$16.176	33,309
	2008	$16.176	$9.623	21,458
	2009	$9.623	$12.389	19,349
	2010	$12.389	$13.889	16,051
	2011	$13.889	$13.675	9,056
	2012	$13.675	$15.722	8,321
	2013	$15.722	$20.906	6,120
	2014	$20.906	$23.436	4,725
	2015	$23.436	$22.561	4,349
Putnam VT Money Market Fund – Class IB
	2006	$9.873	$10.144	212,468
	2007	$10.144	$10.459	333,114
	2008	$10.459	$10.557	236,819
	2009	$10.557	$10.411	245,324
	2010	$10.411	$10.249	247,881
	2011	$10.249	$10.088	165,490
	2012	$10.088	$9.928	147,523
	2013	$9.928	$9.771	167,744
	2014	$9.771	$9.617	161,585
	2015	$9.617	$9.465	137,093
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$15.900	$16.987	4,578
	2007	$16.987	$17.675	3,706
	2008	$17.675	$10.654	1,418
	2009	$10.654	$13.855	482
	2010	$13.855	$16.301	4,562
	2011	$16.301	$15.227	2,694
	2012	$15.227	$17.496	2,477
	2013	$17.496	$23.492	1,939
	2014	$23.492	$26.237	1,788
	2015	$26.237	$25.745	1,747
Putnam VT New Value Fund – Class IB
	2006	$17.296	$19.747	83,473
	2007	$19.747	$18.481	99,643
	2008	$18.481	$10.047	92,634
	2009	$10.047	$9.460	0
Putnam VT Research Fund – Class IB
	2006	$14.361	$15.733	4,443
	2007	$15.733	$15.568	3,226
	2008	$15.568	$9.415	2,745
	2009	$9.415	$12.340	1,662
	2010	$12.340	$14.132	1,628
	2011	$14.132	$13.665	378
	2012	$13.665	$15.857	98
	2013	$15.857	$20.811	85
	2014	$20.811	$23.524	23
	2015	$23.524	$22.792	0
Putnam VT Vista Fund – Class IB
	2006	$17.515	$18.177	9,150
	2007	$18.177	$18.568	7,663
	2008	$18.568	$9.950	6,265
	2009	$9.950	$13.586	5,142
	2010	$13.586	$15.526	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$13.363	$13.866	70,383
	2007	$13.866	$14.398	64,271
	2008	$14.398	$8.922	51,527
	2009	$8.922	$14.390	44,697
	2010	$14.390	$17.106	37,002
	2011	$17.106	$13.830	26,322
	2012	$13.830	$15.546	23,164
	2013	$15.546	$21.988	17,360
	2014	$21.988	$23.742	14,120
	2015	$23.742	$21.936	13,995
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.627	$18.131	24,735
	2007	$18.131	$18.983	25,013
	2008	$18.983	$15.882	22,345
	2009	$15.882	$20.337	22,960
	2010	$20.337	$21.963	19,235
	2011	$21.963	$23.103	12,529
	2012	$23.103	$26.798	11,721
	2013	$26.798	$24.063	10,319
	2014	$24.063	$24.365	9,091
	2015	$24.365	$23.696	7,124
UIF Global Franchise Portfolio, Class II
	2006	$12.230	$14.625	126,365
	2007	$14.625	$15.798	126,897
	2008	$15.798	$11.048	108,420
	2009	$11.048	$14.086	97,432
	2010	$14.086	$15.809	84,098
	2011	$15.809	$16.967	69,786
	2012	$16.967	$19.299	59,780
	2013	$19.299	$22.727	50,339
	2014	$22.727	$23.374	38,770
	2015	$23.374	$24.429	24,222
UIF Growth Portfolio, Class I
	2006	$12.257	$12.558	5,209
	2007	$12.558	$15.064	4,795
	2008	$15.064	$7.532	3,861
	2009	$7.532	$12.272	3,428
	2010	$12.272	$14.838	2,323
	2011	$14.838	$14.194	2,202
	2012	$14.194	$15.976	2,099
	2013	$15.976	$23.280	1,882
	2014	$23.280	$24.367	1,870
	2015	$24.367	$26.915	1,747
UIF Growth Portfolio, Class II
	2006	$12.203	$12.468	8,295
	2007	$12.468	$14.926	8,181
	2008	$14.926	$7.440	8,649
	2009	$7.440	$12.092	5,348
	2010	$12.092	$14.590	5,199
	2011	$14.590	$13.922	2,023
	2012	$13.922	$15.625	1,938
	2013	$15.625	$22.716	1,604
	2014	$22.716	$23.716	1,592
	2015	$23.716	$26.132	1,352

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.833	33,087
	2007	$9.833	$11.864	55,991
	2008	$11.864	$6.209	61,786
	2009	$6.209	$9.616	51,479
	2010	$9.616	$12.517	33,210
	2011	$12.517	$11.434	25,338
	2012	$11.434	$12.207	21,700
	2013	$12.207	$16.516	16,969
	2014	$16.516	$16.553	15,203
	2015	$16.553	$15.314	10,952
UIF Small Company Growth Portfolio, Class II
	2006	$17.677	$19.456	11,922
	2007	$19.456	$19.712	9,527
	2008	$19.712	$11.554	7,698
	2009	$11.554	$16.675	7,106
	2010	$16.675	$20.768	6,847
	2011	$20.768	$18.657	7,126
	2012	$18.657	$21.060	7,167
	2013	$21.060	$35.508	5,286
	2014	$35.508	$30.100	693
	2015	$30.100	$26.720	611
UIF U.S. Real Estate Portfolio, Class II
	2006	$22.382	$30.325	37,755
	2007	$30.325	$24.686	45,700
	2008	$24.686	$15.048	41,215
	2009	$15.048	$19.028	37,874
	2010	$19.028	$24.254	30,799
	2011	$24.254	$25.221	25,190
	2012	$25.221	$28.696	20,454
	2013	$28.696	$28.735	18,541
	2014	$28.735	$36.599	10,926
	2015	$36.599	$36.710	9,173
Van Kampen LIT Money Market Portfolio – Class II
	2006	$9.975	$10.226	55,566
	2007	$10.226	$10.511	52,997
	2008	$10.511	$10.529	45,546
	2009	$10.529	$10.368	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.40% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 5 Year Withdrawal Charge Option – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

Mortality & Expense = 2.3

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$10.000	$10.207	0
	2007	$10.207	$11.673	0
	2008	$11.673	$6.523	0
	2009	$6.523	$8.616	0
	2010	$8.616	$9.824	0
	2011	$9.824	$9.313	0
	2012	$9.313	$10.547	0
	2013	$10.547	$13.467	0
	2014	$13.467	$14.663	0
	2015	$14.663	$14.357	0
Fidelity VIP Freedom 2010 Portfolio – Service Class 2
	2006	$10.000	$10.397	0
	2007	$10.397	$10.991	0
	2008	$10.991	$8.020	0
	2009	$8.020	$9.693	0
	2010	$9.693	$10.638	0
	2011	$10.638	$10.329	0
	2012	$10.329	$11.238	0
	2013	$11.238	$12.404	0
	2014	$12.404	$12.605	0
	2015	$12.605	$12.226	0
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
	2006	$10.000	$10.427	0
	2007	$10.427	$11.179	0
	2008	$11.179	$7.325	0
	2009	$7.325	$9.182	0
	2010	$9.182	$10.236	0
	2011	$10.236	$9.858	0
	2012	$9.858	$10.868	0
	2013	$10.868	$12.255	0
	2014	$12.255	$12.498	0
	2015	$12.498	$12.131	0
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
	2006	$10.000	$10.436	0
	2007	$10.436	$11.302	0
	2008	$11.302	$6.813	0
	2009	$6.813	$8.715	0
	2010	$8.715	$9.849	0
	2011	$9.849	$9.332	0
	2012	$9.332	$10.481	0
	2013	$10.481	$12.408	0
	2014	$12.408	$12.673	0
	2015	$12.673	$12.292	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Freedom Income Portfolio – Service Class 2
	2006	$10.000	$10.289	0
	2007	$10.289	$10.624	0
	2008	$10.624	$9.251	0
	2009	$9.251	$10.341	0
	2010	$10.341	$10.815	0
	2011	$10.815	$10.693	0
	2012	$10.693	$11.079	0
	2013	$11.079	$11.366	0
	2014	$11.366	$11.475	0
	2015	$11.475	$11.125	0
Fidelity VIP Growth Opportunities Portfolio – Service Class 2
	2015	$10.000	$17.035	0
Fidelity VIP Growth Stock Portfolio – Service Class 2
	2006	$10.000	$9.686	0
	2007	$9.686	$11.551	0
	2008	$11.551	$6.220	0
	2009	$6.220	$8.760	0
	2010	$8.760	$10.230	0
	2011	$10.230	$10.021	0
	2012	$10.021	$11.547	0
	2013	$11.547	$15.156	0
	2014	$15.156	$16.602	0
	2015	$16.602	$17.567	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.000	$10.757	0
	2007	$10.757	$11.031	0
	2008	$11.031	$6.759	0
	2009	$6.759	$8.325	0
	2010	$8.325	$9.313	0
	2011	$9.313	$9.244	0
	2012	$9.244	$10.422	0
	2013	$10.422	$13.405	0
	2014	$13.405	$14.809	0
	2015	$14.809	$14.596	0
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$10.000	$9.818	0
	2007	$9.818	$11.040	0
	2008	$11.040	$6.501	0
	2009	$6.501	$8.859	0
	2010	$8.859	$11.107	0
	2011	$11.107	$9.656	0
	2012	$9.656	$10.786	0
	2013	$10.786	$14.290	0
	2014	$14.290	$14.775	0
	2015	$14.775	$14.172	0
FTVIP Franklin Growth and Income VIP Fund – Class 2
	2006	$14.472	$16.477	0
	2007	$16.477	$15.469	0
	2008	$15.469	$9.782	0
	2009	$9.782	$12.072	0
	2010	$12.072	$13.735	0
	2011	$13.735	$13.716	0
	2012	$13.716	$15.009	0
	2013	$15.009	$18.968	0
	2014	$18.968	$20.186	0
	2015	$20.186	$19.504	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.069	$12.763	0
	2007	$12.763	$12.911	0
	2008	$12.911	$8.856	0
	2009	$8.856	$11.709	0
	2010	$11.709	$12.865	0
	2011	$12.865	$12.844	0
	2012	$12.844	$14.108	0
	2013	$14.108	$15.675	0
	2014	$15.675	$15.990	0
	2015	$15.990	$14.492	0
FTVIP Franklin Large Cap Growth VIP Fund – Class 2
	2006	$10.349	$11.192	40
	2007	$11.192	$11.592	40
	2008	$11.592	$7.400	40
	2009	$7.400	$9.361	39
	2010	$9.361	$10.186	1,243
	2011	$10.186	$9.783	1,174
	2012	$9.783	$10.719	1,164
	2013	$10.719	$13.445	1,050
	2014	$13.445	$14.744	934
	2015	$14.744	$15.186	818
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$10.000	$10.951	0
	2007	$10.951	$11.942	0
	2008	$11.942	$8.331	0
	2009	$8.331	$10.018	0
	2010	$10.018	$10.936	0
	2011	$10.936	$10.349	0
	2012	$10.349	$11.439	0
	2013	$11.439	$14.234	0
	2014	$14.234	$14.672	0
	2015	$14.672	$13.785	0
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$14.909	$17.211	552
	2007	$17.211	$17.364	548
	2008	$17.364	$10.648	545
	2009	$10.648	$13.088	540
	2010	$13.088	$14.191	0
	2011	$14.191	$13.694	0
	2012	$13.694	$15.254	0
	2013	$15.254	$19.078	0
	2014	$19.078	$19.928	0
	2015	$19.928	$18.472	0
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$18.498	$21.102	0
	2007	$21.102	$20.084	0
	2008	$20.084	$13.117	0
	2009	$13.117	$16.520	0
	2010	$16.520	$20.655	0
	2011	$20.655	$19.385	0
	2012	$19.385	$22.376	0
	2013	$22.376	$29.727	0
	2014	$29.727	$29.152	0
	2015	$29.152	$26.326	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2
	2006	$17.137	$18.164	0
	2007	$18.164	$19.700	0
	2008	$19.700	$11.045	0
	2009	$11.045	$15.464	0
	2010	$15.464	$19.244	0
	2011	$19.244	$17.860	0
	2012	$17.860	$19.303	0
	2013	$19.303	$26.005	0
	2014	$26.005	$27.252	0
	2015	$27.252	$25.867	0
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2
	2006	$10.176	$10.322	0
	2007	$10.322	$10.728	0
	2008	$10.728	$11.255	0
	2009	$11.255	$11.315	0
	2010	$11.315	$11.616	0
	2011	$11.616	$11.971	0
	2012	$11.971	$11.892	0
	2013	$11.892	$11.337	0
	2014	$11.337	$11.428	0
	2015	$11.428	$11.197	0
FTVIP Templeton Developing Markets VIP Fund – Class 2
	2006	$25.309	$31.613	0
	2007	$31.613	$39.694	0
	2008	$39.694	$18.304	0
	2009	$18.304	$30.806	0
	2010	$30.806	$35.323	0
	2011	$35.323	$28.983	0
	2012	$28.983	$31.979	0
	2013	$31.979	$30.895	0
	2014	$30.895	$27.597	0
	2015	$27.597	$21.634	0
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$16.759	$19.847	281
	2007	$19.847	$22.342	279
	2008	$22.342	$12.988	277
	2009	$12.988	$17.356	275
	2010	$17.356	$18.347	668
	2011	$18.347	$15.988	631
	2012	$15.988	$18.432	626
	2013	$18.432	$22.102	565
	2014	$22.102	$19.152	502
	2015	$19.152	$17.462	440
FTVIP Templeton Global Bond VIP Fund – Class 2
	2006	$13.526	$14.875	0
	2007	$14.875	$16.099	0
	2008	$16.099	$16.672	0
	2009	$16.672	$19.294	0
	2010	$19.294	$21.533	0
	2011	$21.533	$20.815	0
	2012	$20.815	$23.353	0
	2013	$23.353	$23.143	0
	2014	$23.143	$22.980	0
	2015	$22.980	$21.443	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2006	$12.732	$12.742	0
	2007	$12.742	$14.490	0
	2008	$14.490	$7.189	0
	2009	$7.189	$11.612	0
	2010	$11.612	$13.539	0
	2011	$13.539	$12.359	0
	2012	$12.359	$13.665	0
	2013	$13.665	$18.627	0
	2014	$18.627	$19.647	0
	2015	$19.647	$20.068	0
Invesco V.I. American Value Fund – Series I
	2006	$12.307	$14.486	311
	2007	$14.486	$15.231	309
	2008	$15.231	$8.719	307
	2009	$8.719	$11.835	304
	2010	$11.835	$14.108	0
	2011	$14.108	$13.884	0
	2012	$13.884	$15.881	0
	2013	$15.881	$20.792	0
	2014	$20.792	$22.251	0
	2015	$22.251	$19.716	0
Invesco V.I. American Value Fund – Series II
	2006	$12.282	$14.447	0
	2007	$14.447	$15.176	0
	2008	$15.176	$8.668	0
	2009	$8.668	$11.763	0
	2010	$11.763	$14.014	0
	2011	$14.014	$13.779	0
	2012	$13.779	$15.729	0
	2013	$15.729	$20.542	0
	2014	$20.542	$21.929	0
	2015	$21.929	$19.382	0
Invesco V.I. Comstock Fund – Series II
	2006	$11.446	$12.952	0
	2007	$12.952	$12.334	0
	2008	$12.334	$7.721	0
	2009	$7.721	$9.667	0
	2010	$9.667	$10.906	0
	2011	$10.906	$10.411	0
	2012	$10.411	$12.072	0
	2013	$12.072	$15.969	0
	2014	$15.969	$16.988	0
	2015	$16.988	$15.539	0
Invesco V.I. Equity and Income Fund – Series II
	2006	$11.413	$12.530	0
	2007	$12.530	$12.627	0
	2008	$12.627	$9.520	0
	2009	$9.520	$11.370	0
	2010	$11.370	$12.421	0
	2011	$12.421	$11.955	0
	2012	$11.955	$13.101	0
	2013	$13.101	$15.954	0
	2014	$15.954	$16.920	0
	2015	$16.920	$16.072	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Growth and Income Fund – Series II
	2006	$15.781	$17.848	625
	2007	$17.848	$17.840	621
	2008	$17.840	$11.792	617
	2009	$11.792	$14.270	611
	2010	$14.270	$15.612	1,101
	2011	$15.612	$14.880	1,040
	2012	$14.880	$16.590	1,032
	2013	$16.590	$21.640	930
	2014	$21.640	$23.204	827
	2015	$23.204	$21.876	725
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$11.986	$12.263	0
	2007	$12.263	$14.061	0
	2008	$14.061	$7.289	0
	2009	$7.289	$11.114	0
	2010	$11.114	$13.794	0
	2011	$13.794	$12.192	0
	2012	$12.192	$13.270	0
	2013	$13.270	$17.676	0
	2014	$17.676	$18.561	0
	2015	$18.561	$18.287	0
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio
	2006	$10.214	$10.890	0
	2007	$10.890	$11.274	0
	2008	$11.274	$9.065	0
	2009	$9.065	$11.873	0
	2010	$11.873	$13.003	0
	2011	$13.003	$13.236	0
	2012	$13.236	$14.523	0
	2013	$14.523	$15.319	0
	2014	$15.319	$15.586	0
	2015	$15.586	$14.966	0
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio
	2006	$11.355	$12.694	0
	2007	$12.694	$13.208	0
	2008	$13.208	$9.186	0
	2009	$9.186	$11.284	0
	2010	$11.284	$13.097	0
	2011	$13.097	$12.198	0
	2012	$12.198	$13.152	0
	2013	$13.152	$17.411	0
	2014	$17.411	$18.190	0
	2015	$18.190	$17.126	0
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio
	2006	$10.946	$12.518	0
	2007	$12.518	$12.624	0
	2008	$12.624	$7.826	0
	2009	$7.826	$9.073	0
	2010	$9.073	$10.388	0
	2011	$10.388	$9.513	0
	2012	$9.513	$10.397	0
	2013	$10.397	$13.778	0
	2014	$13.778	$14.463	0
	2015	$14.463	$13.699	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio
	2006	$11.344	$11.936	0
	2007	$11.936	$14.114	0
	2008	$14.114	$8.499	0
	2009	$8.499	$12.062	0
	2010	$12.062	$14.458	0
	2011	$14.458	$12.682	0
	2012	$12.682	$14.109	0
	2013	$14.109	$18.859	0
	2014	$18.859	$19.505	0
	2015	$19.505	$19.538	0
Lord Abbett Series Fund, Inc. – Mid-Cap Stock Portfolio
	2006	$11.716	$12.823	0
	2007	$12.823	$12.574	0
	2008	$12.574	$7.435	0
	2009	$7.435	$9.180	0
	2010	$9.180	$11.228	0
	2011	$11.228	$10.510	0
	2012	$10.510	$11.738	0
	2013	$11.738	$14.916	0
	2014	$14.916	$16.221	0
	2015	$16.221	$15.218	0
Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2006	$12.994	$13.644	0
	2007	$13.644	$15.146	0
	2008	$15.146	$8.025	0
	2009	$8.025	$11.280	0
	2010	$11.280	$12.005	0
	2011	$12.005	$11.546	0
	2012	$11.546	$12.812	0
	2013	$12.812	$16.170	0
	2014	$16.170	$18.152	0
	2015	$18.152	$18.279	0
Oppenheimer Conservative Balanced Fund/VA – Service Shares formerly, Oppenheimer Capital Income Fund/VA – Service Shares
	2006	$14.067	$15.207	0
	2007	$15.207	$15.343	0
	2008	$15.343	$8.435	0
	2009	$8.435	$10.002	0
	2010	$10.002	$10.990	0
	2011	$10.990	$10.758	0
	2012	$10.758	$11.759	0
	2013	$11.759	$12.938	0
	2014	$12.938	$13.627	0
	2015	$13.627	$13.363	0
Oppenheimer Core Bond Fund/VA – Service Shares
	2006	$10.066	$10.300	0
	2007	$10.300	$10.453	0
	2008	$10.453	$6.210	0
	2009	$6.210	$6.603	0
	2010	$6.603	$7.165	0
	2011	$7.165	$7.541	0
	2012	$7.541	$8.101	0
	2013	$8.101	$7.869	0
	2014	$7.869	$8.205	0
	2015	$8.205	$8.057	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$15.640	$15.664	0
	2007	$15.664	$16.193	0
	2008	$16.193	$8.019	0
	2009	$8.019	$10.342	0
	2010	$10.342	$12.824	0
	2011	$12.824	$12.610	0
	2012	$12.610	$14.283	0
	2013	$14.283	$18.889	0
	2014	$18.889	$19.436	0
	2015	$19.436	$20.155	0
Oppenheimer Global Fund/VA – Service Shares
	2006	$18.216	$20.848	0
	2007	$20.848	$21.563	0
	2008	$21.563	$12.545	0
	2009	$12.545	$17.047	0
	2010	$17.047	$19.233	0
	2011	$19.233	$17.156	0
	2012	$17.156	$20.232	0
	2013	$20.232	$25.054	0
	2014	$25.054	$24.932	0
	2015	$24.932	$25.204	0
Oppenheimer Global Strategic Income Fund/VA – Service Shares
	2006	$12.729	$13.310	0
	2007	$13.310	$14.217	0
	2008	$14.217	$11.855	0
	2009	$11.855	$13.688	0
	2010	$13.688	$15.319	0
	2011	$15.319	$15.035	0
	2012	$15.035	$16.588	0
	2013	$16.588	$16.115	0
	2014	$16.115	$16.106	0
	2015	$16.106	$15.313	0
Oppenheimer High Income Fund/VA – Service Shares
	2006	$13.564	$14.448	0
	2007	$14.448	$14.020	0
	2008	$14.020	$2.929	0
	2009	$2.929	$3.597	0
	2010	$3.597	$4.014	0
	2011	$4.014	$3.814	0
	2012	$3.814	$4.207	0
Oppenheimer Main Street Fund®/VA – Service Shares
	2006	$13.761	$15.400	29
	2007	$15.400	$15.638	29
	2008	$15.638	$9.358	29
	2009	$9.358	$11.680	29
	2010	$11.680	$13.192	0
	2011	$13.192	$12.823	0
	2012	$12.823	$14.580	0
	2013	$14.580	$18.687	0
	2014	$18.687	$20.117	0
	2015	$20.117	$20.226	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$18.096	$20.234	211
	2007	$20.234	$19.452	210
	2008	$19.452	$11.759	209
	2009	$11.759	$15.695	207
	2010	$15.695	$18.833	0
	2011	$18.833	$17.927	0
	2012	$17.927	$20.569	0
	2013	$20.569	$28.205	0
	2014	$28.205	$30.708	0
	2015	$30.708	$28.118	0
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$11.976	0
	2010	$11.976	$13.150	0
	2011	$13.150	$13.070	0
	2012	$13.070	$15.204	0
	2013	$15.204	$19.631	0
	2014	$19.631	$21.566	0
	2015	$21.566	$20.389	0
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$12.833	$14.006	0
	2007	$14.006	$13.786	0
	2008	$13.786	$7.968	0
	2009	$7.968	$9.761	0
	2010	$9.761	$10.548	0
	2011	$10.548	$10.571	0
	2012	$10.571	$11.599	0
	2013	$11.599	$13.357	0
	2014	$13.357	$14.416	0
	2015	$14.416	$13.898	0
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$13.695	$15.072	0
	2007	$15.072	$15.127	0
	2008	$15.127	$9.835	0
	2009	$9.835	$12.966	0
	2010	$12.966	$14.501	0
	2011	$14.501	$14.081	0
	2012	$14.081	$15.679	0
	2013	$15.679	$18.269	0
	2014	$18.269	$19.493	0
	2015	$19.493	$19.041	0
Putnam VT Global Health Care Fund – Class IB
	2006	$12.935	$12.966	0
	2007	$12.966	$12.566	0
	2008	$12.566	$10.161	0
	2009	$10.161	$12.484	0
	2010	$12.484	$12.474	0
	2011	$12.474	$12.020	0
	2012	$12.020	$14.330	0
	2013	$14.330	$19.796	0
	2014	$19.796	$24.639	0
	2015	$24.639	$25.897	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$17.516	$21.699	0
	2007	$21.699	$25.376	0
	2008	$25.376	$17.199	0
	2009	$17.199	$18.004	0
	2010	$18.004	$17.878	0
	2011	$17.878	$16.491	0
	2012	$16.491	$16.890	0
	2013	$16.890	$18.745	0
	2014	$18.745	$20.943	0
	2015	$20.943	$18.396	0
Putnam VT Growth and Income Fund – Class IB
	2006	$14.902	$16.845	0
	2007	$16.845	$15.431	0
	2008	$15.431	$9.224	0
	2009	$9.224	$11.675	0
	2010	$11.675	$13.022	0
	2011	$13.022	$12.109	0
	2012	$12.109	$14.066	0
	2013	$14.066	$18.609	0
	2014	$18.609	$20.094	0
	2015	$20.094	$18.118	0
Putnam VT High Yield Fund – Class IB
	2006	$14.353	$15.470	0
	2007	$15.470	$15.504	0
	2008	$15.504	$11.177	0
	2009	$11.177	$16.368	0
	2010	$16.368	$18.202	0
	2011	$18.202	$18.061	0
	2012	$18.061	$20.430	0
	2013	$20.430	$21.486	0
	2014	$21.486	$21.278	0
	2015	$21.278	$19.637	0
Putnam VT Income Fund – Class IB
	2006	$10.535	$10.738	0
	2007	$10.738	$11.016	0
	2008	$11.016	$8.171	0
	2009	$8.171	$11.686	0
	2010	$11.686	$12.520	0
	2011	$12.520	$12.819	0
	2012	$12.819	$13.842	0
	2013	$13.842	$13.750	0
	2014	$13.750	$14.273	0
	2015	$14.273	$13.715	0
Putnam VT International Equity Fund – Class IB
	2006	$16.465	$20.507	0
	2007	$20.507	$21.667	0
	2008	$21.667	$11.841	0
	2009	$11.841	$14.390	0
	2010	$14.390	$15.439	0
	2011	$15.439	$12.505	0
	2012	$12.505	$14.866	0
	2013	$14.866	$18.565	0
	2014	$18.565	$16.876	0
	2015	$16.876	$16.478	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$15.027	$16.696	0
	2007	$16.696	$15.437	0
	2008	$15.437	$9.099	0
	2009	$9.099	$11.607	0
	2010	$11.607	$12.894	0
	2011	$12.894	$12.579	0
	2012	$12.579	$14.329	0
	2013	$14.329	$18.881	0
	2014	$18.881	$20.972	0
	2015	$20.972	$20.005	0
Putnam VT Money Market Fund – Class IB
	2006	$9.597	$9.770	0
	2007	$9.770	$9.981	0
	2008	$9.981	$9.982	0
	2009	$9.982	$9.754	0
	2010	$9.754	$9.515	0
	2011	$9.515	$9.279	0
	2012	$9.279	$9.049	0
	2013	$9.049	$8.824	0
	2014	$8.824	$8.605	0
	2015	$8.605	$8.392	0
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$15.456	$16.362	0
	2007	$16.362	$16.868	0
	2008	$16.868	$10.074	0
	2009	$10.074	$12.980	0
	2010	$12.980	$15.133	0
	2011	$15.133	$14.007	0
	2012	$14.007	$15.946	0
	2013	$15.946	$21.216	0
	2014	$21.216	$23.478	0
	2015	$23.478	$22.827	0
Putnam VT New Value Fund – Class IB
	2006	$16.812	$19.020	0
	2007	$19.020	$17.637	0
	2008	$17.637	$9.500	0
	2009	$9.500	$8.935	0
Putnam VT Research Fund – Class IB
	2006	$13.960	$15.153	0
	2007	$15.153	$14.856	0
	2008	$14.856	$8.902	0
	2009	$8.902	$11.561	0
	2010	$11.561	$13.120	0
	2011	$13.120	$12.570	0
	2012	$12.570	$14.453	0
	2013	$14.453	$18.795	0
	2014	$18.795	$21.050	0
	2015	$21.050	$20.209	0
Putnam VT Vista Fund – Class IB
	2006	$17.025	$17.507	0
	2007	$17.507	$17.719	0
	2008	$17.719	$9.408	0
	2009	$9.408	$12.729	0
	2010	$12.729	$14.449	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$12.989	$13.355	0
	2007	$13.355	$13.740	0
	2008	$13.740	$8.436	0
	2009	$8.436	$13.482	0
	2010	$13.482	$15.881	0
	2011	$15.881	$12.722	0
	2012	$12.722	$14.169	0
	2013	$14.169	$19.858	0
	2014	$19.858	$21.246	0
	2015	$21.246	$19.450	0
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.162	$17.464	0
	2007	$17.464	$18.115	0
	2008	$18.115	$15.018	0
	2009	$15.018	$19.054	0
	2010	$19.054	$20.390	0
	2011	$20.390	$21.252	0
	2012	$21.252	$24.426	0
	2013	$24.426	$21.732	0
	2014	$21.732	$21.804	0
	2015	$21.804	$21.011	0
UIF Global Franchise Portfolio, Class II
	2006	$12.007	$14.228	0
	2007	$14.228	$15.228	0
	2008	$15.228	$10.551	0
	2009	$10.551	$13.331	0
	2010	$13.331	$14.825	0
	2011	$14.825	$15.765	0
	2012	$15.765	$17.768	0
	2013	$17.768	$20.732	0
	2014	$20.732	$21.128	0
	2015	$21.128	$21.879	0
UIF Growth Portfolio, Class I
	2006	$12.071	$12.254	688,857
	2007	$12.254	$14.565	851
	2008	$14.565	$7.216	845
	2009	$7.216	$11.649	838
	2010	$11.649	$13.956	0
	2011	$13.956	$13.229	0
	2012	$13.229	$14.753	0
	2013	$14.753	$21.301	0
	2014	$21.301	$22.092	0
	2015	$22.092	$24.179	0
UIF Growth Portfolio, Class II
	2006	$12.018	$12.166	0
	2007	$12.166	$14.432	0
	2008	$14.432	$7.127	0
	2009	$7.127	$11.478	0
	2010	$11.478	$13.723	0
	2011	$13.723	$12.975	0
	2012	$12.975	$14.429	0
	2013	$14.429	$20.785	0
	2014	$20.785	$21.501	0
	2015	$21.501	$23.475	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.772	0
	2007	$9.772	$11.682	0
	2008	$11.682	$6.058	0
	2009	$6.058	$9.296	0
	2010	$9.296	$11.990	0
	2011	$11.990	$10.853	0
	2012	$10.853	$11.481	0
	2013	$11.481	$15.391	0
	2014	$15.391	$15.284	0
	2015	$15.284	$14.011	0
UIF Small Company Growth Portfolio, Class II
	2006	$17.250	$18.813	211
	2007	$18.813	$18.885	210
	2008	$18.885	$10.968	208
	2009	$10.968	$15.684	207
	2010	$15.684	$19.355	0
	2011	$19.355	$17.229	0
	2012	$17.229	$19.270	0
	2013	$19.270	$32.194	0
	2014	$32.194	$27.040	0
	2015	$27.040	$23.784	0
UIF U.S. Real Estate Portfolio, Class II
	2006	$21.756	$29.208	0
	2007	$29.208	$23.558	0
	2008	$23.558	$14.228	0
	2009	$14.228	$17.827	0
	2010	$17.827	$22.516	0
	2011	$22.516	$23.200	0
	2012	$23.200	$26.155	0
	2013	$26.155	$25.950	0
	2014	$25.950	$32.751	0
	2015	$32.751	$32.550	0
Van Kampen LIT Money Market Portfolio – Class II
	2006	$9.793	$9.948	0
	2007	$9.948	$10.132	0
	2008	$10.132	$10.056	0
	2009	$10.056	$9.815	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year

Withdrawal Charge Option – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

Basic Contract

Mortality & Expense = 1.5

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$10.000	$10.263	414,282
	2007	$10.263	$11.834	723,702
	2008	$11.834	$6.667	709,286
	2009	$6.667	$8.879	601,778
	2010	$8.879	$10.207	457,330
	2011	$10.207	$9.755	278,431
	2012	$9.755	$11.138	209,648
	2013	$11.138	$14.339	182,434
	2014	$14.339	$15.740	171,160
	2015	$15.740	$15.538	142,096
Fidelity VIP Freedom 2010 Portfolio – Service Class 2
	2006	$10.000	$10.454	130,383
	2007	$10.454	$11.142	148,898
	2008	$11.142	$8.197	65,773
	2009	$8.197	$9.989	55,401
	2010	$9.989	$11.052	39,273
	2011	$11.052	$10.819	60,877
	2012	$10.819	$11.868	54,470
	2013	$11.868	$13.207	31,225
	2014	$13.207	$13.531	6,220
	2015	$13.531	$13.232	1,008
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
	2006	$10.000	$10.484	36,399
	2007	$10.484	$11.333	99,598
	2008	$11.333	$7.487	65,030
	2009	$7.487	$9.462	27,133
	2010	$9.462	$10.635	24,098
	2011	$10.635	$10.326	49,240
	2012	$10.326	$11.478	35,812
	2013	$11.478	$13.048	31,923
	2014	$13.048	$13.417	30,405
	2015	$13.417	$13.129	21,337
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
	2006	$10.000	$10.493	42,087
	2007	$10.493	$11.458	40,167
	2008	$11.458	$6.964	88,559
	2009	$6.964	$8.981	82,513
	2010	$8.981	$10.232	81,870
	2011	$10.232	$9.775	12,194
	2012	$9.775	$11.069	13,301
	2013	$11.069	$13.211	5,401
	2014	$13.211	$13.604	3,310
	2015	$13.604	$13.303	1,766

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Freedom Income Portfolio – Service Class 2
	2006	$10.000	$10.345	9,730
	2007	$10.345	$10.771	10,156
	2008	$10.771	$9.455	4,355
	2009	$9.455	$10.656	3,997
	2010	$10.656	$11.236	2,189
	2011	$11.236	$11.200	213
	2012	$11.200	$11.700	201
	2013	$11.700	$12.101	223
	2014	$12.101	$12.318	243
	2015	$12.318	$12.040	242
Fidelity VIP Growth Opportunities Portfolio – Service Class 2
	2015	$10.000	$18.436	1,754
Fidelity VIP Growth Stock Portfolio – Service Class 2
	2006	$10.000	$9.739	7,984
	2007	$9.739	$11.710	10,829
	2008	$11.710	$6.358	16,378
	2009	$6.358	$9.027	9,794
	2010	$9.027	$10.629	10,512
	2011	$10.629	$10.497	3,415
	2012	$10.497	$12.194	1,233
	2013	$12.194	$16.138	6,432
	2014	$16.138	$17.822	2,055
	2015	$17.822	$18.906	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.000	$10.816	37,450
	2007	$10.816	$11.184	47,278
	2008	$11.184	$6.909	85,968
	2009	$6.909	$8.579	72,421
	2010	$8.579	$9.676	41,785
	2011	$9.676	$9.682	28,227
	2012	$9.682	$11.006	23,708
	2013	$11.006	$14.273	18,408
	2014	$14.273	$15.897	27,945
	2015	$15.897	$15.797	23,827
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$10.000	$9.872	94,755
	2007	$9.872	$11.192	192,846
	2008	$11.192	$6.645	203,011
	2009	$6.645	$9.130	175,340
	2010	$9.130	$11.540	141,472
	2011	$11.540	$10.114	106,342
	2012	$10.114	$11.391	81,963
	2013	$11.391	$15.215	71,804
	2014	$15.215	$15.860	67,692
	2015	$15.860	$15.338	58,596
FTVIP Franklin Growth and Income VIP Fund – Class 2
	2006	$14.840	$17.034	302,687
	2007	$17.034	$16.124	261,390
	2008	$16.124	$10.280	205,726
	2009	$10.280	$12.790	177,653
	2010	$12.790	$14.672	132,201
	2011	$14.672	$14.771	114,763
	2012	$14.771	$16.297	82,084
	2013	$16.297	$20.765	66,484
	2014	$20.765	$22.279	66,475
	2015	$22.279	$21.703	51,015

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.221	$13.044	2,122,022
	2007	$13.044	$13.304	2,815,817
	2008	$13.304	$9.200	2,181,007
	2009	$9.200	$12.264	1,764,424
	2010	$12.264	$13.585	1,293,447
	2011	$13.585	$13.674	980,131
	2012	$13.674	$15.144	823,280
	2013	$15.144	$16.963	676,234
	2014	$16.963	$17.446	549,215
	2015	$17.446	$15.941	446,518
FTVIP Franklin Large Cap Growth VIP Fund – Class 2
	2006	$10.455	$11.399	825,544
	2007	$11.399	$11.903	1,001,796
	2008	$11.903	$7.661	880,173
	2009	$7.661	$9.771	773,389
	2010	$9.771	$10.719	538,058
	2011	$10.719	$10.380	394,360
	2012	$10.380	$11.467	298,662
	2013	$11.467	$14.501	231,236
	2014	$14.501	$16.032	164,944
	2015	$16.032	$16.648	131,208
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$10.000	$11.011	320,169
	2007	$11.011	$12.107	558,370
	2008	$12.107	$8.515	496,269
	2009	$8.515	$10.323	331,500
	2010	$10.323	$11.362	236,990
	2011	$11.362	$10.840	174,737
	2012	$10.840	$12.080	130,342
	2013	$12.080	$15.156	228,819
	2014	$15.156	$15.750	224,799
	2015	$15.750	$14.919	220,416
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$15.288	$17.793	1,079,337
	2007	$17.793	$18.099	1,269,936
	2008	$18.099	$11.190	1,016,065
	2009	$11.190	$13.867	797,516
	2010	$13.867	$15.159	591,846
	2011	$15.159	$14.748	459,856
	2012	$14.748	$16.563	379,079
	2013	$16.563	$20.885	282,142
	2014	$20.885	$21.994	235,422
	2015	$21.994	$20.555	186,524
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$18.969	$21.816	356,890
	2007	$21.816	$20.935	345,544
	2008	$20.935	$13.785	247,439
	2009	$13.785	$17.504	206,772
	2010	$17.504	$22.064	152,352
	2011	$22.064	$20.877	116,901
	2012	$20.877	$24.297	85,410
	2013	$24.297	$32.542	67,313
	2014	$32.542	$32.175	54,373
	2015	$32.175	$29.295	44,859

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2
	2006	$17.572	$18.778	7,164
	2007	$18.778	$20.534	5,267
	2008	$20.534	$11.608	2,199
	2009	$11.608	$16.384	1,637
	2010	$16.384	$20.557	1,538
	2011	$20.557	$19.234	1,150
	2012	$19.234	$20.960	824
	2013	$20.960	$28.468	688
	2014	$28.468	$30.078	477
	2015	$30.078	$28.784	362
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2
	2006	$10.315	$10.549	257,214
	2007	$10.549	$11.055	355,522
	2008	$11.055	$11.693	492,222
	2009	$11.693	$11.851	483,472
	2010	$11.851	$12.266	348,199
	2011	$12.266	$12.745	245,367
	2012	$12.745	$12.765	228,674
	2013	$12.765	$12.268	151,258
	2014	$12.268	$12.469	86,345
	2015	$12.469	$12.317	71,347
FTVIP Templeton Developing Markets VIP Fund – Class 2
	2006	$25.952	$32.682	166,538
	2007	$32.682	$41.374	194,282
	2008	$41.374	$19.236	150,573
	2009	$19.236	$32.639	122,960
	2010	$32.639	$37.731	89,048
	2011	$37.731	$31.213	66,518
	2012	$31.213	$34.723	52,151
	2013	$34.723	$33.821	30,536
	2014	$33.821	$30.459	24,773
	2015	$30.459	$24.074	23,900
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$17.185	$20.518	733,746
	2007	$20.518	$23.288	922,024
	2008	$23.288	$13.649	778,137
	2009	$13.649	$18.389	662,465
	2010	$18.389	$19.599	500,703
	2011	$19.599	$17.219	397,437
	2012	$17.219	$20.014	298,460
	2013	$20.014	$24.195	226,771
	2014	$24.195	$21.138	198,606
	2015	$21.138	$19.432	169,379
FTVIP Templeton Global Bond VIP Fund – Class 2
	2006	$13.871	$15.378	5,249
	2007	$15.378	$16.780	3,012
	2008	$16.780	$17.521	4,760
	2009	$17.521	$20.443	3,046
	2010	$20.443	$23.001	2,970
	2011	$23.001	$22.416	3,425
	2012	$22.416	$25.357	2,649
	2013	$25.357	$25.334	1,278
	2014	$25.334	$25.363	1,090
	2015	$25.363	$23.861	817

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2006	$13.056	$13.172	88,072
	2007	$13.172	$15.104	83,140
	2008	$15.104	$7.555	61,776
	2009	$7.555	$12.304	53,009
	2010	$12.304	$14.462	40,941
	2011	$14.462	$13.310	28,687
	2012	$13.310	$14.837	25,903
	2013	$14.837	$20.392	18,087
	2014	$20.392	$21.685	14,620
	2015	$21.685	$22.331	12,703
Invesco V.I. American Value Fund – Series I
	2006	$12.476	$14.804	85,256
	2007	$14.804	$15.694	65,948
	2008	$15.694	$9.058	32,724
	2009	$9.058	$12.397	24,906
	2010	$12.397	$14.898	19,561
	2011	$14.898	$14.782	15,380
	2012	$14.782	$17.046	11,510
	2013	$17.046	$22.501	7,360
	2014	$22.501	$24.278	6,633
	2015	$24.278	$21.689	4,573
Invesco V.I. American Value Fund – Series II
	2006	$12.451	$14.765	150,213
	2007	$14.765	$15.638	209,679
	2008	$15.638	$9.006	181,842
	2009	$9.006	$12.320	160,274
	2010	$12.320	$14.799	116,091
	2011	$14.799	$14.670	85,310
	2012	$14.670	$16.884	68,581
	2013	$16.884	$22.231	48,522
	2014	$22.231	$23.927	37,262
	2015	$23.927	$21.321	31,192
Invesco V.I. Comstock Fund – Series II
	2006	$11.603	$13.237	647,016
	2007	$13.237	$12.709	665,447
	2008	$12.709	$8.021	537,414
	2009	$8.021	$10.126	407,245
	2010	$10.126	$11.517	268,144
	2011	$11.517	$11.084	196,598
	2012	$11.084	$12.959	137,932
	2013	$12.959	$17.282	108,001
	2014	$17.282	$18.536	93,044
	2015	$18.536	$17.094	70,318
Invesco V.I. Equity and Income Fund – Series II
	2006	$11.570	$12.805	415,319
	2007	$12.805	$13.011	401,611
	2008	$13.011	$9.890	326,479
	2009	$9.890	$11.909	245,044
	2010	$11.909	$13.117	148,033
	2011	$13.117	$12.728	127,309
	2012	$12.728	$14.062	100,084
	2013	$14.062	$17.265	76,702
	2014	$17.265	$18.461	67,524
	2015	$18.461	$17.680	43,835

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Growth and Income Fund – Series II
	2006	$16.182	$18.451	387,496
	2007	$18.451	$18.595	334,095
	2008	$18.595	$12.392	257,830
	2009	$12.392	$15.120	219,842
	2010	$15.120	$16.677	163,294
	2011	$16.677	$16.025	129,504
	2012	$16.025	$18.014	115,094
	2013	$18.014	$23.690	85,546
	2014	$23.690	$25.610	71,698
	2015	$25.610	$24.343	69,681
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.150	$12.533	45,545
	2007	$12.533	$14.489	39,401
	2008	$14.489	$7.573	12,991
	2009	$7.573	$11.641	9,989
	2010	$11.641	$14.566	7,341
	2011	$14.566	$12.980	5,552
	2012	$12.980	$14.244	3,128
	2013	$14.244	$19.129	2,927
	2014	$19.129	$20.252	2,300
	2015	$20.252	$20.117	2,172
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio
	2006	$10.319	$11.091	388,338
	2007	$11.091	$11.577	495,383
	2008	$11.577	$9.386	389,523
	2009	$9.386	$12.393	331,061
	2010	$12.393	$13.684	249,181
	2011	$13.684	$14.043	197,982
	2012	$14.043	$15.535	167,059
	2013	$15.535	$16.521	137,605
	2014	$16.521	$16.948	110,026
	2015	$16.948	$16.406	85,672
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio
	2006	$11.471	$12.929	147,228
	2007	$12.929	$13.563	126,050
	2008	$13.563	$9.511	98,141
	2009	$9.511	$11.779	102,450
	2010	$11.779	$13.783	86,974
	2011	$13.783	$12.942	76,212
	2012	$12.942	$14.070	58,727
	2013	$14.070	$18.778	44,245
	2014	$18.778	$19.779	36,830
	2015	$19.779	$18.775	29,893
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio
	2006	$11.057	$12.749	311,007
	2007	$12.749	$12.963	391,344
	2008	$12.963	$8.102	269,542
	2009	$8.102	$9.471	227,548
	2010	$9.471	$10.932	195,108
	2011	$10.932	$10.094	139,901
	2012	$10.094	$11.122	126,756
	2013	$11.122	$14.860	91,723
	2014	$14.860	$15.727	92,479
	2015	$15.727	$15.018	73,428

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio
	2006	$11.460	$12.156	134,749
	2007	$12.156	$14.493	199,136
	2008	$14.493	$8.799	163,727
	2009	$8.799	$12.590	155,579
	2010	$12.590	$15.215	117,525
	2011	$15.215	$13.455	90,728
	2012	$13.455	$15.093	66,328
	2013	$15.093	$20.339	50,305
	2014	$20.339	$21.209	41,634
	2015	$21.209	$21.419	35,380
Lord Abbett Series Fund, Inc. – Mid-Cap Stock Portfolio
	2006	$11.836	$13.060	720,550
	2007	$13.060	$12.913	767,839
	2008	$12.913	$7.698	649,218
	2009	$7.698	$9.582	528,877
	2010	$9.582	$11.816	359,792
	2011	$11.816	$11.151	296,496
	2012	$11.151	$12.556	236,814
	2013	$12.556	$16.087	149,060
	2014	$16.087	$17.638	122,401
	2015	$17.638	$16.683	100,101
Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2006	$13.280	$14.059	394,571
	2007	$14.059	$15.735	358,649
	2008	$15.735	$8.405	328,673
	2009	$8.405	$11.912	258,339
	2010	$11.912	$12.781	190,033
	2011	$12.781	$12.393	150,747
	2012	$12.393	$13.865	125,190
	2013	$13.865	$17.643	103,639
	2014	$17.643	$19.968	78,382
	2015	$19.968	$20.272	64,746
Oppenheimer Conservative Balanced Fund/VA – Service Shares formerly, Oppenheimer Capital Income Fund/VA – Service Shares
	2006	$14.425	$15.722	190,342
	2007	$15.722	$15.993	170,766
	2008	$15.993	$8.865	129,736
	2009	$8.865	$10.598	124,736
	2010	$10.598	$11.739	98,351
	2011	$11.739	$11.586	90,458
	2012	$11.586	$12.768	80,509
	2013	$12.768	$14.163	65,839
	2014	$14.163	$15.040	57,975
	2015	$15.040	$14.870	30,251
Oppenheimer Core Bond Fund/VA – Service Shares
	2006	$10.169	$10.491	456,364
	2007	$10.491	$10.734	845,679
	2008	$10.734	$6.429	791,707
	2009	$6.429	$6.893	755,522
	2010	$6.893	$7.541	621,580
	2011	$7.541	$8.001	428,332
	2012	$8.001	$8.666	335,918
	2013	$8.666	$8.487	284,332
	2014	$8.487	$8.921	224,050
	2015	$8.921	$8.832	181,126

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$16.038	$16.193	132,006
	2007	$16.193	$16.879	111,355
	2008	$16.879	$8.427	65,981
	2009	$8.427	$10.958	57,944
	2010	$10.958	$13.699	54,073
	2011	$13.699	$13.580	46,048
	2012	$13.580	$15.508	39,642
	2013	$15.508	$20.678	29,289
	2014	$20.678	$21.452	24,340
	2015	$21.452	$22.428	21,083
Oppenheimer Global Fund/VA – Service Shares
	2006	$18.679	$21.553	90,930
	2007	$21.553	$22.475	82,603
	2008	$22.475	$13.184	61,365
	2009	$13.184	$18.062	47,429
	2010	$18.062	$20.545	33,263
	2011	$20.545	$18.476	26,470
	2012	$18.476	$21.969	21,986
	2013	$21.969	$27.427	17,351
	2014	$27.427	$27.518	15,417
	2015	$27.518	$28.046	13,730
Oppenheimer Global Strategic Income Fund/VA – Service Shares
	2006	$13.052	$13.761	941,030
	2007	$13.761	$14.819	918,620
	2008	$14.819	$12.458	681,916
	2009	$12.458	$14.502	542,217
	2010	$14.502	$16.364	412,626
	2011	$16.364	$16.192	318,923
	2012	$16.192	$18.011	298,714
	2013	$18.011	$17.642	265,666
	2014	$17.642	$17.776	214,720
	2015	$17.776	$17.040	159,007
Oppenheimer High Income Fund/VA – Service Shares
	2006	$13.909	$14.936	160,880
	2007	$14.936	$14.614	134,180
	2008	$14.614	$3.078	135,257
	2009	$3.078	$3.811	139,723
	2010	$3.811	$4.288	117,686
	2011	$4.288	$4.108	103,855
	2012	$4.108	$4.561	0
Oppenheimer Main Street Fund®/VA – Service Shares
	2006	$14.111	$15.921	653,766
	2007	$15.921	$16.300	674,700
	2008	$16.300	$9.835	587,158
	2009	$9.835	$12.375	499,694
	2010	$12.375	$14.092	370,750
	2011	$14.092	$13.810	282,723
	2012	$13.810	$15.831	223,036
	2013	$15.831	$20.457	173,736
	2014	$20.457	$22.203	133,849
	2015	$22.203	$22.506	111,531

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$18.556	$20.918	260,535
	2007	$20.918	$20.276	252,429
	2008	$20.276	$12.357	187,285
	2009	$12.357	$16.629	145,775
	2010	$16.629	$20.118	109,483
	2011	$20.118	$19.307	69,577
	2012	$19.307	$22.334	53,031
	2013	$22.334	$30.876	43,081
	2014	$30.876	$33.892	35,578
	2015	$33.892	$31.289	28,034
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$12.689	283,803
	2010	$12.689	$14.048	204,074
	2011	$14.048	$14.076	145,412
	2012	$14.076	$16.509	112,792
	2013	$16.509	$21.491	89,145
	2014	$21.491	$23.803	66,539
	2015	$23.803	$22.688	53,763
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$13.159	$14.480	184,184
	2007	$14.480	$14.370	248,096
	2008	$14.370	$8.374	166,587
	2009	$8.374	$10.342	141,098
	2010	$10.342	$11.268	97,054
	2011	$11.268	$11.385	82,723
	2012	$11.385	$12.595	69,669
	2013	$12.595	$14.623	49,146
	2014	$14.623	$15.910	42,772
	2015	$15.910	$15.465	36,232
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$14.043	$15.582	172,913
	2007	$15.582	$15.767	162,161
	2008	$15.767	$10.335	107,317
	2009	$10.335	$13.738	95,280
	2010	$13.738	$15.490	62,032
	2011	$15.490	$15.165	48,242
	2012	$15.165	$17.025	41,631
	2013	$17.025	$20.000	35,272
	2014	$20.000	$21.514	26,608
	2015	$21.514	$21.187	24,734
Putnam VT Global Health Care Fund – Class IB
	2006	$13.264	$13.405	24,547
	2007	$13.405	$13.098	12,934
	2008	$13.098	$10.678	23,876
	2009	$10.678	$13.227	21,918
	2010	$13.227	$13.325	22,632
	2011	$13.325	$12.946	22,653
	2012	$12.946	$15.560	20,276
	2013	$15.560	$21.671	18,879
	2014	$21.671	$27.194	18,183
	2015	$27.194	$28.816	18,063

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$17.961	$22.432	18,945
	2007	$22.432	$26.449	13,069
	2008	$26.449	$18.074	8,045
	2009	$18.074	$19.076	6,771
	2010	$19.076	$19.097	5,419
	2011	$19.097	$17.760	5,618
	2012	$17.760	$18.339	2,691
	2013	$18.339	$20.520	2,259
	2014	$20.520	$23.114	2,080
	2015	$23.114	$20.471	1,592
Putnam VT Growth and Income Fund – Class IB
	2006	$15.281	$17.414	189,319
	2007	$17.414	$16.084	159,148
	2008	$16.084	$9.693	116,929
	2009	$9.693	$12.370	100,412
	2010	$12.370	$13.910	86,978
	2011	$13.910	$13.041	76,604
	2012	$13.041	$15.273	60,011
	2013	$15.273	$20.372	44,018
	2014	$20.372	$22.178	35,500
	2015	$22.178	$20.161	25,448
Putnam VT High Yield Fund – Class IB
	2006	$14.718	$15.993	301,544
	2007	$15.993	$16.161	305,846
	2008	$16.161	$11.746	217,102
	2009	$11.746	$17.342	215,207
	2010	$17.342	$19.443	164,105
	2011	$19.443	$19.451	138,401
	2012	$19.451	$22.183	119,328
	2013	$22.183	$23.521	65,204
	2014	$23.521	$23.484	52,523
	2015	$23.484	$21.851	41,739
Putnam VT Income Fund – Class IB
	2006	$10.803	$11.101	914,327
	2007	$11.101	$11.482	932,946
	2008	$11.482	$8.587	701,127
	2009	$8.587	$12.381	537,163
	2010	$12.381	$13.374	423,127
	2011	$13.374	$13.806	309,378
	2012	$13.806	$15.030	252,654
	2013	$15.030	$15.052	226,045
	2014	$15.052	$15.753	174,810
	2015	$15.753	$15.261	143,042
Putnam VT International Equity Fund – Class IB
	2006	$16.884	$21.200	208,019
	2007	$21.200	$22.584	267,987
	2008	$22.584	$12.444	235,795
	2009	$12.444	$15.247	216,061
	2010	$15.247	$16.492	180,562
	2011	$16.492	$13.468	161,840
	2012	$13.468	$16.142	126,311
	2013	$16.142	$20.324	99,198
	2014	$20.324	$18.626	87,106
	2015	$18.626	$18.337	73,176

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$15.409	$17.260	59,846
	2007	$17.260	$16.090	56,727
	2008	$16.090	$9.562	57,533
	2009	$9.562	$12.299	53,186
	2010	$12.299	$13.774	43,590
	2011	$13.774	$13.547	37,786
	2012	$13.547	$15.559	33,195
	2013	$15.559	$20.669	31,416
	2014	$20.669	$23.147	28,151
	2015	$23.147	$22.260	24,592
Putnam VT Money Market Fund – Class IB
	2006	$9.841	$10.100	1,202,292
	2007	$10.100	$10.404	1,302,640
	2008	$10.404	$10.491	895,485
	2009	$10.491	$10.335	1,009,635
	2010	$10.335	$10.164	824,169
	2011	$10.164	$9.994	627,782
	2012	$9.994	$9.825	592,899
	2013	$9.825	$9.660	613,310
	2014	$9.660	$9.498	557,654
	2015	$9.498	$9.338	508,988
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$15.849	$16.915	20,031
	2007	$16.915	$17.582	4,574
	2008	$17.582	$10.587	3,141
	2009	$10.587	$13.753	2,744
	2010	$13.753	$16.165	18,102
	2011	$16.165	$15.085	11,431
	2012	$15.085	$17.315	9,291
	2013	$17.315	$23.225	7,888
	2014	$23.225	$25.913	6,996
	2015	$25.913	$25.401	5,950
Putnam VT New Value Fund – Class IB
	2006	$17.239	$19.663	343,255
	2007	$19.663	$18.384	382,838
	2008	$18.384	$9.984	325,754
	2009	$9.984	$9.399	0
Putnam VT Research Fund – Class IB
	2006	$14.315	$15.665	13,472
	2007	$15.665	$15.485	9,001
	2008	$15.485	$9.355	10,330
	2009	$9.355	$12.250	6,797
	2010	$12.250	$14.015	5,565
	2011	$14.015	$13.538	6,012
	2012	$13.538	$15.693	5,059
	2013	$15.693	$20.575	3,586
	2014	$20.575	$23.233	3,090
	2015	$23.233	$22.488	2,817
Putnam VT Vista Fund – Class IB
	2006	$17.458	$18.099	58,064
	2007	$18.099	$18.470	51,749
	2008	$18.470	$9.887	29,195
	2009	$9.887	$13.487	18,368
	2010	$13.487	$15.401	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$13.320	$13.807	316,832
	2007	$13.807	$14.322	249,085
	2008	$14.322	$8.865	189,190
	2009	$8.865	$14.284	131,514
	2010	$14.284	$16.964	100,660
	2011	$16.964	$13.701	92,916
	2012	$13.701	$15.385	75,424
	2013	$15.385	$21.739	56,162
	2014	$21.739	$23.449	44,528
	2015	$23.449	$21.644	31,936
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.573	$18.054	103,578
	2007	$18.054	$18.882	98,940
	2008	$18.882	$15.782	58,386
	2009	$15.782	$20.188	54,461
	2010	$20.188	$21.780	45,203
	2011	$21.780	$22.887	39,579
	2012	$22.887	$26.522	34,527
	2013	$26.522	$23.790	31,657
	2014	$23.790	$24.064	27,280
	2015	$24.064	$23.380	21,486
UIF Global Franchise Portfolio, Class II
	2006	$12.205	$14.580	671,532
	2007	$14.580	$15.734	793,322
	2008	$15.734	$10.992	696,993
	2009	$10.992	$14.000	582,715
	2010	$14.000	$15.697	418,726
	2011	$15.697	$16.829	335,572
	2012	$16.829	$19.123	285,120
	2013	$19.123	$22.497	249,258
	2014	$22.497	$23.114	236,244
	2015	$23.114	$24.133	191,907
UIF Growth Portfolio, Class I
	2006	$12.236	$12.524	44,233
	2007	$12.524	$15.008	18,828
	2008	$15.008	$7.497	15,161
	2009	$7.497	$12.202	9,385
	2010	$12.202	$14.738	8,422
	2011	$14.738	$14.084	4,448
	2012	$14.084	$15.836	4,013
	2013	$15.836	$23.053	2,661
	2014	$23.053	$24.105	2,298
	2015	$24.105	$26.598	2,141
UIF Growth Portfolio, Class II
	2006	$12.183	$12.434	34,463
	2007	$12.434	$14.871	30,048
	2008	$14.871	$7.405	31,018
	2009	$7.405	$12.022	21,686
	2010	$12.022	$14.492	17,723
	2011	$14.492	$13.814	15,679
	2012	$13.814	$15.488	8,117
	2013	$15.488	$22.494	6,501
	2014	$22.494	$23.460	5,713
	2015	$23.460	$25.824	2,184

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.826	151,344
	2007	$9.826	$11.844	287,553
	2008	$11.844	$6.192	303,564
	2009	$6.192	$9.580	218,132
	2010	$9.580	$12.457	149,574
	2011	$12.457	$11.368	114,103
	2012	$11.368	$12.125	88,284
	2013	$12.125	$16.388	61,551
	2014	$16.388	$16.407	48,478
	2015	$16.407	$15.164	42,208
UIF Small Company Growth Portfolio, Class II
	2006	$17.630	$19.384	35,762
	2007	$19.384	$19.619	33,493
	2008	$19.619	$11.488	39,583
	2009	$11.488	$16.562	23,722
	2010	$16.562	$20.606	20,927
	2011	$20.606	$18.493	18,291
	2012	$18.493	$20.854	14,200
	2013	$20.854	$35.126	10,702
	2014	$35.126	$29.745	9,936
	2015	$29.745	$26.378	9,322
UIF U.S. Real Estate Portfolio, Class II
	2006	$22.309	$30.195	378,389
	2007	$30.195	$24.555	372,415
	2008	$24.555	$14.953	326,604
	2009	$14.953	$18.888	264,687
	2010	$18.888	$24.053	210,207
	2011	$24.053	$24.986	188,619
	2012	$24.986	$28.400	165,074
	2013	$28.400	$28.409	179,784
	2014	$28.409	$36.148	154,301
	2015	$36.148	$36.220	142,896
Van Kampen LIT Money Market Portfolio – Class II
	2006	$9.955	$10.195	280,454
	2007	$10.195	$10.468	394,938
	2008	$10.468	$10.475	436,606
	2009	$10.475	$10.306	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with 3 Year

Withdrawal Charge Option – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option, both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

Mortality & Expense = 2.4

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$10.000	$10.200	0
	2007	$10.200	$11.653	0
	2008	$11.653	$6.505	0
	2009	$6.505	$8.584	0
	2010	$8.584	$9.777	0
	2011	$9.777	$9.259	0
	2012	$9.259	$10.475	0
	2013	$10.475	$13.362	0
	2014	$13.362	$14.533	0
	2015	$14.533	$14.215	0
Fidelity VIP Freedom 2010 Portfolio – Service Class 2
	2006	$10.000	$10.390	0
	2007	$10.390	$10.972	0
	2008	$10.972	$7.998	0
	2009	$7.998	$9.657	0
	2010	$9.657	$10.587	0
	2011	$10.587	$10.269	0
	2012	$10.269	$11.161	0
	2013	$11.161	$12.307	0
	2014	$12.307	$12.493	0
	2015	$12.493	$12.105	0
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
	2006	$10.000	$10.420	0
	2007	$10.420	$11.160	0
	2008	$11.160	$7.305	0
	2009	$7.305	$9.147	0
	2010	$9.147	$10.187	0
	2011	$10.187	$9.801	0
	2012	$9.801	$10.794	0
	2013	$10.794	$12.158	0
	2014	$12.158	$12.388	0
	2015	$12.388	$12.011	0
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
	2006	$10.000	$10.428	0
	2007	$10.428	$11.282	0
	2008	$11.282	$6.795	0
	2009	$6.795	$8.682	0
	2010	$8.682	$9.802	0
	2011	$9.802	$9.278	0
	2012	$9.278	$10.409	0
	2013	$10.409	$12.311	0
	2014	$12.311	$12.561	0
	2015	$12.561	$12.170	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Freedom Income Portfolio – Service Class 2
	2006	$10.000	$10.281	0
	2007	$10.281	$10.606	0
	2008	$10.606	$9.225	0
	2009	$9.225	$10.302	0
	2010	$10.302	$10.764	0
	2011	$10.764	$10.631	0
	2012	$10.631	$11.003	0
	2013	$11.003	$11.276	0
	2014	$11.276	$11.373	0
	2015	$11.373	$11.015	0
Fidelity VIP Growth Opportunities Portfolio – Service Class 2
	2015	$10.000	$16.866	0
Fidelity VIP Growth Stock Portfolio – Service Class 2
	2006	$10.000	$9.680	0
	2007	$9.680	$11.531	0
	2008	$11.531	$6.203	0
	2009	$6.203	$8.727	0
	2010	$8.727	$10.181	0
	2011	$10.181	$9.963	0
	2012	$9.963	$11.468	0
	2013	$11.468	$15.038	0
	2014	$15.038	$16.455	0
	2015	$16.455	$17.406	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.000	$10.750	0
	2007	$10.750	$11.012	0
	2008	$11.012	$6.741	0
	2009	$6.741	$8.293	0
	2010	$8.293	$9.268	0
	2011	$9.268	$9.190	0
	2012	$9.190	$10.351	0
	2013	$10.351	$13.300	0
	2014	$13.300	$14.677	0
	2015	$14.677	$14.452	0
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$10.000	$9.811	0
	2007	$9.811	$11.021	0
	2008	$11.021	$6.483	0
	2009	$6.483	$8.826	0
	2010	$8.826	$11.054	0
	2011	$11.054	$9.600	0
	2012	$9.600	$10.712	0
	2013	$10.712	$14.178	0
	2014	$14.178	$14.644	0
	2015	$14.644	$14.032	0
FTVIP Franklin Growth and Income VIP Fund – Class 2
	2006	$14.424	$16.406	423
	2007	$16.406	$15.386	428
	2008	$15.386	$9.720	938
	2009	$9.720	$11.983	628
	2010	$11.983	$13.619	23
	2011	$13.619	$13.587	19
	2012	$13.587	$14.853	18
	2013	$14.853	$18.751	0
	2014	$18.751	$19.934	0
	2015	$19.934	$19.242	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.050	$12.728	508
	2007	$12.728	$12.862	485
	2008	$12.862	$8.813	450
	2009	$8.813	$11.641	449
	2010	$11.641	$12.777	428
	2011	$12.777	$12.744	285
	2012	$12.744	$13.983	142
	2013	$13.983	$15.520	0
	2014	$15.520	$15.816	0
	2015	$15.816	$14.319	0
FTVIP Franklin Large Cap Growth VIP Fund – Class 2
	2006	$10.336	$11.166	0
	2007	$11.166	$11.553	0
	2008	$11.553	$7.368	0
	2009	$7.368	$9.311	0
	2010	$9.311	$10.121	0
	2011	$10.121	$9.711	0
	2012	$9.711	$10.629	0
	2013	$10.629	$13.318	0
	2014	$13.318	$14.590	0
	2015	$14.590	$15.011	0
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$10.000	$10.943	0
	2007	$10.943	$11.921	0
	2008	$11.921	$8.308	675
	2009	$8.308	$9.980	731
	2010	$9.980	$10.884	0
	2011	$10.884	$10.289	0
	2012	$10.289	$11.361	0
	2013	$11.361	$14.123	276
	2014	$14.123	$14.542	0
	2015	$14.542	$13.648	0
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$14.860	$17.137	1,078
	2007	$17.137	$17.271	1,022
	2008	$17.271	$10.580	939
	2009	$10.580	$12.991	613
	2010	$12.991	$14.072	317
	2011	$14.072	$13.565	305
	2012	$13.565	$15.095	282
	2013	$15.095	$18.860	207
	2014	$18.860	$19.680	0
	2015	$19.680	$18.223	0
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$18.438	$21.012	873
	2007	$21.012	$19.977	754
	2008	$19.977	$13.034	697
	2009	$13.034	$16.398	0
	2010	$16.398	$20.482	0
	2011	$20.482	$19.202	0
	2012	$19.202	$22.143	0
	2013	$22.143	$29.387	133
	2014	$29.387	$28.789	0
	2015	$28.789	$25.971	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2
	2006	$17.080	$18.085	0
	2007	$18.085	$19.595	0
	2008	$19.595	$10.975	0
	2009	$10.975	$15.350	0
	2010	$15.350	$19.083	0
	2011	$19.083	$17.692	0
	2012	$17.692	$19.102	0
	2013	$19.102	$25.707	0
	2014	$25.707	$26.913	0
	2015	$26.913	$25.519	0
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2
	2006	$10.158	$10.294	0
	2007	$10.294	$10.688	0
	2008	$10.688	$11.201	0
	2009	$11.201	$11.249	0
	2010	$11.249	$11.537	0
	2011	$11.537	$11.877	0
	2012	$11.877	$11.787	0
	2013	$11.787	$11.225	0
	2014	$11.225	$11.304	0
	2015	$11.304	$11.063	0
FTVIP Templeton Developing Markets VIP Fund – Class 2
	2006	$25.226	$31.477	324
	2007	$31.477	$39.483	280
	2008	$39.483	$18.188	259
	2009	$18.188	$30.579	0
	2010	$30.579	$35.026	0
	2011	$35.026	$28.710	0
	2012	$28.710	$31.646	0
	2013	$31.646	$30.542	0
	2014	$30.542	$27.254	0
	2015	$27.254	$21.343	0
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$16.704	$19.762	512
	2007	$19.762	$22.223	442
	2008	$22.223	$12.906	409
	2009	$12.906	$17.228	0
	2010	$17.228	$18.193	0
	2011	$18.193	$15.838	0
	2012	$15.838	$18.240	0
	2013	$18.240	$21.849	0
	2014	$21.849	$18.914	0
	2015	$18.914	$17.227	0
FTVIP Templeton Global Bond VIP Fund – Class 2
	2006	$13.482	$14.811	0
	2007	$14.811	$16.013	0
	2008	$16.013	$16.566	0
	2009	$16.566	$19.152	0
	2010	$19.152	$21.352	0
	2011	$21.352	$20.619	0
	2012	$20.619	$23.110	0
	2013	$23.110	$22.878	0
	2014	$22.878	$22.694	0
	2015	$22.694	$21.154	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2006	$12.690	$12.687	0
	2007	$12.687	$14.413	0
	2008	$14.413	$7.144	0
	2009	$7.144	$11.527	0
	2010	$11.527	$13.425	0
	2011	$13.425	$12.242	0
	2012	$12.242	$13.522	0
	2013	$13.522	$18.414	0
	2014	$18.414	$19.402	0
	2015	$19.402	$19.798	0
Invesco V.I. American Value Fund – Series I
	2006	$12.286	$14.446	861
	2007	$14.446	$15.174	788
	2008	$15.174	$8.677	746
	2009	$8.677	$11.767	338
	2010	$11.767	$14.012	22
	2011	$14.012	$13.775	19
	2012	$13.775	$15.740	17
	2013	$15.740	$20.586	0
	2014	$20.586	$22.009	0
	2015	$22.009	$19.482	0
Invesco V.I. American Value Fund – Series II
	2006	$12.261	$14.408	0
	2007	$14.408	$15.119	0
	2008	$15.119	$8.627	0
	2009	$8.627	$11.694	0
	2010	$11.694	$13.919	0
	2011	$13.919	$13.671	0
	2012	$13.671	$15.590	0
	2013	$15.590	$20.339	0
	2014	$20.339	$21.691	0
	2015	$21.691	$19.151	0
Invesco V.I. Comstock Fund – Series II
	2006	$11.426	$12.917	0
	2007	$12.917	$12.288	0
	2008	$12.288	$7.684	0
	2009	$7.684	$9.611	0
	2010	$9.611	$10.832	0
	2011	$10.832	$10.329	0
	2012	$10.329	$11.965	0
	2013	$11.965	$15.811	0
	2014	$15.811	$16.803	0
	2015	$16.803	$15.354	0
Invesco V.I. Equity and Income Fund – Series II
	2006	$11.394	$12.496	0
	2007	$12.496	$12.579	0
	2008	$12.579	$9.474	0
	2009	$9.474	$11.304	0
	2010	$11.304	$12.336	0
	2011	$12.336	$11.861	0
	2012	$11.861	$12.985	0
	2013	$12.985	$15.796	0
	2014	$15.796	$16.736	0
	2015	$16.736	$15.881	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Growth and Income Fund – Series II
	2006	$15.729	$17.771	699
	2007	$17.771	$17.745	667
	2008	$17.745	$11.717	542
	2009	$11.717	$14.165	271
	2010	$14.165	$15.481	20
	2011	$15.481	$14.740	18
	2012	$14.740	$16.417	16
	2013	$16.417	$21.392	0
	2014	$21.392	$22.915	0
	2015	$22.915	$21.582	0
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$11.965	$12.230	562
	2007	$12.230	$14.008	479
	2008	$14.008	$7.254	481
	2009	$7.254	$11.050	25
	2010	$11.050	$13.700	23
	2011	$13.700	$12.096	22
	2012	$12.096	$13.152	20
	2013	$13.152	$17.501	0
	2014	$17.501	$18.359	0
	2015	$18.359	$18.070	0
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio
	2006	$10.201	$10.865	185
	2007	$10.865	$11.236	176
	2008	$11.236	$9.026	164
	2009	$9.026	$11.809	163
	2010	$11.809	$12.920	156
	2011	$12.920	$13.138	104
	2012	$13.138	$14.400	52
	2013	$14.400	$15.174	771
	2014	$15.174	$15.423	0
	2015	$15.423	$14.794	0
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio
	2006	$11.340	$12.665	344
	2007	$12.665	$13.164	329
	2008	$13.164	$9.146	305
	2009	$9.146	$11.224	304
	2010	$11.224	$13.014	290
	2011	$13.014	$12.108	193
	2012	$12.108	$13.042	96
	2013	$13.042	$17.247	0
	2014	$17.247	$18.000	0
	2015	$18.000	$16.930	0
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio
	2006	$10.932	$12.489	1,925
	2007	$12.489	$12.582	1,695
	2008	$12.582	$7.792	1,569
	2009	$7.792	$9.024	311
	2010	$9.024	$10.321	297
	2011	$10.321	$9.443	198
	2012	$9.443	$10.310	99
	2013	$10.310	$13.648	0
	2014	$13.648	$14.312	0
	2015	$14.312	$13.542	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio
	2006	$11.330	$11.908	0
	2007	$11.908	$14.067	0
	2008	$14.067	$8.462	0
	2009	$8.462	$11.997	0
	2010	$11.997	$14.365	0
	2011	$14.365	$12.588	0
	2012	$12.588	$13.990	0
	2013	$13.990	$18.681	0
	2014	$18.681	$19.301	0
	2015	$19.301	$19.313	0
Lord Abbett Series Fund, Inc. – Mid-Cap Stock Portfolio
	2006	$11.701	$12.793	1,834
	2007	$12.793	$12.533	1,614
	2008	$12.533	$7.403	1,494
	2009	$7.403	$9.131	294
	2010	$9.131	$11.156	281
	2011	$11.156	$10.432	187
	2012	$10.432	$11.639	93
	2013	$11.639	$14.775	0
	2014	$14.775	$16.052	0
	2015	$16.052	$15.044	0
Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2006	$12.958	$13.593	896
	2007	$13.593	$15.074	792
	2008	$15.074	$7.978	792
	2009	$7.978	$11.203	355
	2010	$11.203	$11.911	26
	2011	$11.911	$11.444	23
	2012	$11.444	$12.686	21
	2013	$12.686	$15.994	0
	2014	$15.994	$17.936	0
	2015	$17.936	$18.043	0
Oppenheimer Conservative Balanced Fund/VA – Service Shares formerly, Oppenheimer Capital Income Fund/VA – Service Shares
	2006	$14.021	$15.142	300
	2007	$15.142	$15.262	285
	2008	$15.262	$8.382	321
	2009	$8.382	$9.928	304
	2010	$9.928	$10.897	286
	2011	$10.897	$10.657	273
	2012	$10.657	$11.636	257
	2013	$11.636	$12.790	0
	2014	$12.790	$13.457	0
	2015	$13.457	$13.183	0
Oppenheimer Core Bond Fund/VA – Service Shares
	2006	$10.053	$10.277	0
	2007	$10.277	$10.418	0
	2008	$10.418	$6.183	0
	2009	$6.183	$6.568	0
	2010	$6.568	$7.119	0
	2011	$7.119	$7.485	0
	2012	$7.485	$8.033	0
	2013	$8.033	$7.795	0
	2014	$7.795	$8.119	0
	2015	$8.119	$7.964	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$15.589	$15.596	0
	2007	$15.596	$16.107	0
	2008	$16.107	$7.968	0
	2009	$7.968	$10.266	0
	2010	$10.266	$12.716	0
	2011	$12.716	$12.491	0
	2012	$12.491	$14.134	0
	2013	$14.134	$18.673	0
	2014	$18.673	$19.194	0
	2015	$19.194	$19.883	0
Oppenheimer Global Fund/VA – Service Shares
	2006	$18.156	$20.759	0
	2007	$20.759	$21.448	0
	2008	$21.448	$12.465	0
	2009	$12.465	$16.921	0
	2010	$16.921	$19.072	0
	2011	$19.072	$16.994	0
	2012	$16.994	$20.021	0
	2013	$20.021	$24.767	0
	2014	$24.767	$24.622	0
	2015	$24.622	$24.865	0
Oppenheimer Global Strategic Income Fund/VA – Service Shares
	2006	$12.687	$13.253	2,387
	2007	$13.253	$14.141	2,094
	2008	$14.141	$11.779	1,772
	2009	$11.779	$13.587	632
	2010	$13.587	$15.190	583
	2011	$15.190	$14.894	553
	2012	$14.894	$16.415	1,031
	2013	$16.415	$15.931	490
	2014	$15.931	$15.905	0
	2015	$15.905	$15.107	0
Oppenheimer High Income Fund/VA – Service Shares
	2006	$13.520	$14.385	895
	2007	$14.385	$13.945	884
	2008	$13.945	$2.910	2,605
	2009	$2.910	$3.571	2,405
	2010	$3.571	$3.981	2,229
	2011	$3.981	$3.778	2,178
	2012	$3.778	$4.164	0
Oppenheimer Main Street Fund®/VA – Service Shares
	2006	$13.716	$15.334	1,003
	2007	$15.334	$15.555	952
	2008	$15.555	$9.299	878
	2009	$9.299	$11.594	505
	2010	$11.594	$13.081	183
	2011	$13.081	$12.703	173
	2012	$12.703	$14.428	157
	2013	$14.428	$18.473	0
	2014	$18.473	$19.866	0
	2015	$19.866	$19.953	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$18.037	$20.146	346
	2007	$20.146	$19.349	345
	2008	$19.349	$11.684	302
	2009	$11.684	$15.579	18
	2010	$15.579	$18.675	17
	2011	$18.675	$17.759	15
	2012	$17.759	$20.354	13
	2013	$20.354	$27.882	0
	2014	$27.882	$30.325	0
	2015	$30.325	$27.740	0
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$11.888	0
	2010	$11.888	$13.040	0
	2011	$13.040	$12.947	0
	2012	$12.947	$15.045	0
	2013	$15.045	$19.407	0
	2014	$19.407	$21.298	0
	2015	$21.298	$20.115	0
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$12.791	$13.946	820
	2007	$13.946	$13.712	807
	2008	$13.712	$7.918	453
	2009	$7.918	$9.689	415
	2010	$9.689	$10.460	398
	2011	$10.460	$10.472	370
	2012	$10.472	$11.479	347
	2013	$11.479	$13.205	0
	2014	$13.205	$14.236	0
	2015	$14.236	$13.711	0
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$13.650	$15.007	202
	2007	$15.007	$15.046	193
	2008	$15.046	$9.772	184
	2009	$9.772	$12.871	156
	2010	$12.871	$14.379	145
	2011	$14.379	$13.949	139
	2012	$13.949	$15.516	128
	2013	$15.516	$18.060	0
	2014	$18.060	$19.250	0
	2015	$19.250	$18.784	0
Putnam VT Global Health Care Fund – Class IB
	2006	$12.893	$12.910	0
	2007	$12.910	$12.499	0
	2008	$12.499	$10.096	0
	2009	$10.096	$12.392	0
	2010	$12.392	$12.369	0
	2011	$12.369	$11.907	0
	2012	$11.907	$14.181	0
	2013	$14.181	$19.569	0
	2014	$19.569	$24.332	0
	2015	$24.332	$25.548	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$17.459	$21.606	0
	2007	$21.606	$25.240	0
	2008	$25.240	$17.089	0
	2009	$17.089	$17.871	0
	2010	$17.871	$17.728	0
	2011	$17.728	$16.336	0
	2012	$16.336	$16.714	0
	2013	$16.714	$18.530	0
	2014	$18.530	$20.682	0
	2015	$20.682	$18.149	0
Putnam VT Growth and Income Fund – Class IB
	2006	$14.853	$16.772	738
	2007	$16.772	$15.349	772
	2008	$15.349	$9.165	381
	2009	$9.165	$11.589	24
	2010	$11.589	$12.912	24
	2011	$12.912	$11.995	22
	2012	$11.995	$13.919	19
	2013	$13.919	$18.397	0
	2014	$18.397	$19.843	0
	2015	$19.843	$17.874	0
Putnam VT High Yield Fund – Class IB
	2006	$14.306	$15.403	295
	2007	$15.403	$15.421	282
	2008	$15.421	$11.106	241
	2009	$11.106	$16.248	187
	2010	$16.248	$18.049	173
	2011	$18.049	$17.892	162
	2012	$17.892	$20.217	148
	2013	$20.217	$21.241	0
	2014	$21.241	$21.013	0
	2015	$21.013	$19.373	0
Putnam VT Income Fund – Class IB
	2006	$10.500	$10.692	1,743
	2007	$10.692	$10.957	1,505
	2008	$10.957	$8.120	1,393
	2009	$8.120	$11.600	0
	2010	$11.600	$12.415	0
	2011	$12.415	$12.699	0
	2012	$12.699	$13.698	0
	2013	$13.698	$13.593	0
	2014	$13.593	$14.096	0
	2015	$14.096	$13.530	0
Putnam VT International Equity Fund – Class IB
	2006	$16.411	$20.419	0
	2007	$20.419	$21.551	0
	2008	$21.551	$11.766	0
	2009	$11.766	$14.284	0
	2010	$14.284	$15.309	0
	2011	$15.309	$12.388	0
	2012	$12.388	$14.711	0
	2013	$14.711	$18.353	0
	2014	$18.353	$16.665	0
	2015	$16.665	$16.256	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$14.978	$16.624	0
	2007	$16.624	$15.354	0
	2008	$15.354	$9.041	0
	2009	$9.041	$11.522	0
	2010	$11.522	$12.786	0
	2011	$12.786	$12.461	0
	2012	$12.461	$14.180	0
	2013	$14.180	$18.665	0
	2014	$18.665	$20.711	0
	2015	$20.711	$19.735	0
Putnam VT Money Market Fund – Class IB
	2006	$9.565	$9.728	0
	2007	$9.728	$9.928	0
	2008	$9.928	$9.919	0
	2009	$9.919	$9.682	1,043
	2010	$9.682	$9.435	1,101
	2011	$9.435	$9.192	1,053
	2012	$9.192	$8.954	1,112
	2013	$8.954	$8.723	893
	2014	$8.723	$8.498	0
	2015	$8.498	$8.279	0
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$15.405	$16.291	859
	2007	$16.291	$16.778	812
	2008	$16.778	$10.010	442
	2009	$10.010	$12.885	27
	2010	$12.885	$15.006	46
	2011	$15.006	$13.875	42
	2012	$13.875	$15.780	38
	2013	$15.780	$20.973	0
	2014	$20.973	$23.186	0
	2015	$23.186	$22.520	0
Putnam VT New Value Fund – Class IB
	2006	$16.757	$18.938	0
	2007	$18.938	$17.543	0
	2008	$17.543	$9.439	0
	2009	$9.439	$8.877	0
Putnam VT Research Fund – Class IB
	2006	$13.914	$15.088	0
	2007	$15.088	$14.777	0
	2008	$14.777	$8.846	0
	2009	$8.846	$11.476	0
	2010	$11.476	$13.010	0
	2011	$13.010	$12.452	0
	2012	$12.452	$14.302	0
	2013	$14.302	$18.580	0
	2014	$18.580	$20.788	0
	2015	$20.788	$19.937	0
Putnam VT Vista Fund – Class IB
	2006	$16.969	$17.432	1,376
	2007	$17.432	$17.625	1,225
	2008	$17.625	$9.348	1,157
	2009	$9.348	$12.635	22
	2010	$12.635	$14.332	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$12.947	$13.298	2,422
	2007	$13.298	$13.666	2,185
	2008	$13.666	$8.382	1,624
	2009	$8.382	$13.382	26
	2010	$13.382	$15.747	25
	2011	$15.747	$12.602	26
	2012	$12.602	$14.021	24
	2013	$14.021	$19.631	0
	2014	$19.631	$20.981	0
	2015	$20.981	$19.188	0
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.109	$17.388	772
	2007	$17.388	$18.019	680
	2008	$18.019	$14.923	591
	2009	$14.923	$18.914	134
	2010	$18.914	$20.219	129
	2011	$20.219	$21.052	115
	2012	$21.052	$24.172	103
	2013	$24.172	$21.484	0
	2014	$21.484	$21.532	0
	2015	$21.532	$20.728	0
UIF Global Franchise Portfolio, Class II
	2006	$11.983	$14.184	0
	2007	$14.184	$15.166	0
	2008	$15.166	$10.497	0
	2009	$10.497	$13.249	0
	2010	$13.249	$14.719	0
	2011	$14.719	$15.636	0
	2012	$15.636	$17.605	0
	2013	$17.605	$20.521	0
	2014	$20.521	$20.891	0
	2015	$20.891	$21.612	0
UIF Growth Portfolio, Class I
	2006	$12.050	$12.221	433
	2007	$12.221	$14.510	365
	2008	$14.510	$7.181	390
	2009	$7.181	$11.581	318
	2010	$11.581	$13.861	0
	2011	$13.861	$13.125	0
	2012	$13.125	$14.622	0
	2013	$14.622	$21.091	0
	2014	$21.091	$21.852	0
	2015	$21.852	$23.891	0
UIF Growth Portfolio, Class II
	2006	$11.998	$12.133	0
	2007	$12.133	$14.377	0
	2008	$14.377	$7.093	0
	2009	$7.093	$11.411	0
	2010	$11.411	$13.629	0
	2011	$13.629	$12.873	0
	2012	$12.873	$14.301	0
	2013	$14.301	$20.580	0
	2014	$20.580	$21.267	0
	2015	$21.267	$23.196	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.766	0
	2007	$9.766	$11.662	0
	2008	$11.662	$6.041	0
	2009	$6.041	$9.261	0
	2010	$9.261	$11.933	0
	2011	$11.933	$10.790	0
	2012	$10.790	$11.402	0
	2013	$11.402	$15.270	0
	2014	$15.270	$15.149	0
	2015	$15.149	$13.872	0
UIF Small Company Growth Portfolio, Class II
	2006	$17.203	$18.742	941
	2007	$18.742	$18.795	812
	2008	$18.795	$10.904	752
	2009	$10.904	$15.577	0
	2010	$15.577	$19.203	0
	2011	$19.203	$17.077	0
	2012	$17.077	$19.080	0
	2013	$19.080	$31.844	0
	2014	$31.844	$26.718	0
	2015	$26.718	$23.477	0
UIF U.S. Real Estate Portfolio, Class II
	2006	$21.685	$29.083	498
	2007	$29.083	$23.432	473
	2008	$23.432	$14.138	458
	2009	$14.138	$17.695	140
	2010	$17.695	$22.327	116
	2011	$22.327	$22.982	105
	2012	$22.982	$25.882	96
	2013	$25.882	$25.654	0
	2014	$25.654	$32.343	0
	2015	$32.343	$32.111	0
Van Kampen LIT Money Market Portfolio – Class II
	2006	$9.773	$9.918	1,527
	2007	$9.918	$10.090	1,438
	2008	$10.090	$10.005	886
	2009	$10.005	$9.756	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No

Withdrawal Charge Option – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

Basic Contract

Mortality & Expense = 1.6

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$10.000	$10.256	101,761
	2007	$10.256	$11.814	99,784
	2008	$11.814	$6.649	90,797
	2009	$6.649	$8.846	99,596
	2010	$8.846	$10.158	64,871
	2011	$10.158	$9.699	51,961
	2012	$9.699	$11.063	23,930
	2013	$11.063	$14.228	16,350
	2014	$14.228	$15.602	17,303
	2015	$15.602	$15.386	16,041
Fidelity VIP Freedom 2010 Portfolio – Service Class 2
	2006	$10.000	$10.447	0
	2007	$10.447	$11.123	18,543
	2008	$11.123	$8.175	53,234
	2009	$8.175	$9.952	38,273
	2010	$9.952	$11.000	11,860
	2011	$11.000	$10.757	1,960
	2012	$10.757	$11.788	1,412
	2013	$11.788	$13.104	1,410
	2014	$13.104	$13.412	1,408
	2015	$13.412	$13.102	1,405
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
	2006	$10.000	$10.477	1,372
	2007	$10.477	$11.314	1,363
	2008	$11.314	$7.467	18,158
	2009	$7.467	$9.426	21,246
	2010	$9.426	$10.584	33,341
	2011	$10.584	$10.266	29,455
	2012	$10.266	$11.400	20,018
	2013	$11.400	$12.946	15,562
	2014	$12.946	$13.299	6,325
	2015	$13.299	$13.001	5,482
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
	2006	$10.000	$10.486	0
	2007	$10.486	$11.438	0
	2008	$11.438	$6.945	4,122
	2009	$6.945	$8.948	13,145
	2010	$8.948	$10.184	6,941
	2011	$10.184	$9.719	2,791
	2012	$9.719	$10.994	2,774
	2013	$10.994	$13.108	2,760
	2014	$13.108	$13.484	2,747
	2015	$13.484	$13.173	2,733

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Freedom Income Portfolio – Service Class 2
	2006	$10.000	$10.338	0
	2007	$10.338	$10.753	1,648
	2008	$10.753	$9.430	0
	2009	$9.430	$10.617	0
	2010	$10.617	$11.183	0
	2011	$11.183	$11.136	0
	2012	$11.136	$11.621	0
	2013	$11.621	$12.007	0
	2014	$12.007	$12.209	0
	2015	$12.209	$11.922	0
Fidelity VIP Growth Opportunities Portfolio – Service Class 2
	2015	$10.000	$18.256	9,200
Fidelity VIP Growth Stock Portfolio – Service Class 2
	2006	$10.000	$9.733	6,172
	2007	$9.733	$11.690	943
	2008	$11.690	$6.340	943
	2009	$6.340	$8.993	5,951
	2010	$8.993	$10.578	5,951
	2011	$10.578	$10.436	11,908
	2012	$10.436	$12.112	15,964
	2013	$12.112	$16.012	11,975
	2014	$16.012	$17.665	11,906
	2015	$17.665	$18.733	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.000	$10.809	1,419
	2007	$10.809	$11.165	5,208
	2008	$11.165	$6.890	5,044
	2009	$6.890	$8.547	4,074
	2010	$8.547	$9.630	3,945
	2011	$9.630	$9.627	3,832
	2012	$9.627	$10.932	3,444
	2013	$10.932	$14.162	2,525
	2014	$14.162	$15.757	10,186
	2015	$15.757	$15.642	14,030
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$10.000	$9.865	9,107
	2007	$9.865	$11.173	16,959
	2008	$11.173	$6.627	11,031
	2009	$6.627	$9.096	13,667
	2010	$9.096	$11.485	16,003
	2011	$11.485	$10.056	12,699
	2012	$10.056	$11.314	6,885
	2013	$11.314	$15.097	5,480
	2014	$15.097	$15.721	4,893
	2015	$15.721	$15.188	4,301
FTVIP Franklin Growth and Income VIP Fund – Class 2
	2006	$14.791	$16.961	48,538
	2007	$16.961	$16.039	47,477
	2008	$16.039	$10.215	27,395
	2009	$10.215	$12.697	20,692
	2010	$12.697	$14.549	20,350
	2011	$14.549	$14.633	21,219
	2012	$14.633	$16.129	18,922
	2013	$16.129	$20.529	15,575
	2014	$20.529	$22.004	14,847
	2015	$22.004	$21.414	9,969

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.202	$13.008	300,594
	2007	$13.008	$13.254	326,039
	2008	$13.254	$9.156	278,717
	2009	$9.156	$12.194	223,569
	2010	$12.194	$13.493	167,583
	2011	$13.493	$13.568	153,471
	2012	$13.568	$15.011	133,425
	2013	$15.011	$16.797	91,620
	2014	$16.797	$17.258	68,019
	2015	$17.258	$15.753	62,372
FTVIP Franklin Large Cap Growth VIP Fund – Class 2
	2006	$10.442	$11.373	133,393
	2007	$11.373	$11.864	90,645
	2008	$11.864	$7.628	76,526
	2009	$7.628	$9.719	66,209
	2010	$9.719	$10.652	52,884
	2011	$10.652	$10.304	41,106
	2012	$10.304	$11.371	33,911
	2013	$11.371	$14.365	24,464
	2014	$14.365	$15.866	20,809
	2015	$15.866	$16.458	13,936
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$10.000	$11.004	40,999
	2007	$11.004	$12.086	61,577
	2008	$12.086	$8.492	48,349
	2009	$8.492	$10.285	52,250
	2010	$10.285	$11.308	49,980
	2011	$11.308	$10.778	41,595
	2012	$10.778	$11.998	16,553
	2013	$11.998	$15.038	12,331
	2014	$15.038	$15.611	11,299
	2015	$15.611	$14.772	9,920
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$15.238	$17.717	119,196
	2007	$17.717	$18.004	108,493
	2008	$18.004	$11.120	78,400
	2009	$11.120	$13.765	61,652
	2010	$13.765	$15.032	47,523
	2011	$15.032	$14.610	41,084
	2012	$14.610	$16.392	34,269
	2013	$16.392	$20.648	18,566
	2014	$20.648	$21.723	13,528
	2015	$21.723	$20.281	11,995
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$18.907	$21.723	31,855
	2007	$21.723	$20.824	28,468
	2008	$20.824	$13.698	19,973
	2009	$13.698	$17.375	17,774
	2010	$17.375	$21.881	11,078
	2011	$21.881	$20.682	9,661
	2012	$20.682	$24.046	8,852
	2013	$24.046	$32.173	5,778
	2014	$32.173	$31.778	4,651
	2015	$31.778	$28.903	3,744

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2
	2006	$17.515	$18.698	0
	2007	$18.698	$20.425	0
	2008	$20.425	$11.535	0
	2009	$11.535	$16.264	0
	2010	$16.264	$20.386	0
	2011	$20.386	$19.055	0
	2012	$19.055	$20.743	0
	2013	$20.743	$28.145	0
	2014	$28.145	$29.707	0
	2015	$29.707	$28.400	0
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2
	2006	$10.298	$10.520	90,463
	2007	$10.520	$11.014	63,048
	2008	$11.014	$11.637	61,237
	2009	$11.637	$11.783	49,183
	2010	$11.783	$12.183	63,376
	2011	$12.183	$12.646	59,574
	2012	$12.646	$12.653	59,470
	2013	$12.653	$12.148	35,936
	2014	$12.148	$12.335	39,118
	2015	$12.335	$12.171	19,770
FTVIP Templeton Developing Markets VIP Fund – Class 2
	2006	$25.867	$32.542	17,441
	2007	$32.542	$41.155	14,969
	2008	$41.155	$19.115	7,214
	2009	$19.115	$32.401	7,357
	2010	$32.401	$37.417	6,635
	2011	$37.417	$30.922	7,427
	2012	$30.922	$34.364	6,508
	2013	$34.364	$33.437	6,677
	2014	$33.437	$30.083	4,398
	2015	$30.083	$23.752	4,426
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$17.129	$20.431	81,328
	2007	$20.431	$23.164	69,029
	2008	$23.164	$13.563	43,154
	2009	$13.563	$18.255	29,389
	2010	$18.255	$19.436	23,615
	2011	$19.436	$17.058	18,159
	2012	$17.058	$19.807	13,174
	2013	$19.807	$23.921	11,667
	2014	$23.921	$20.877	9,494
	2015	$20.877	$19.172	7,987
FTVIP Templeton Global Bond VIP Fund – Class 2
	2006	$13.825	$15.313	0
	2007	$15.313	$16.692	0
	2008	$16.692	$17.410	952
	2009	$17.410	$20.293	1,687
	2010	$20.293	$22.810	1,730
	2011	$22.810	$22.207	1,725
	2012	$22.207	$25.095	1,417
	2013	$25.095	$25.047	1,388
	2014	$25.047	$25.050	3,363
	2015	$25.050	$23.542	4,177

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2006	$13.013	$13.116	16,490
	2007	$13.116	$15.024	9,192
	2008	$15.024	$7.508	5,082
	2009	$7.508	$12.214	4,116
	2010	$12.214	$14.342	4,097
	2011	$14.342	$13.186	4,311
	2012	$13.186	$14.684	4,140
	2013	$14.684	$20.160	3,502
	2014	$20.160	$21.417	2,226
	2015	$21.417	$22.033	2,109
Invesco V.I. American Value Fund – Series I
	2006	$12.455	$14.764	5,289
	2007	$14.764	$15.636	5,082
	2008	$15.636	$9.015	3,220
	2009	$9.015	$12.325	2,743
	2010	$12.325	$14.797	1,973
	2011	$14.797	$14.667	1,131
	2012	$14.667	$16.897	1,985
	2013	$16.897	$22.281	1,063
	2014	$22.281	$24.015	1,468
	2015	$24.015	$21.433	855
Invesco V.I. American Value Fund – Series II
	2006	$12.429	$14.725	12,220
	2007	$14.725	$15.580	18,366
	2008	$15.580	$8.963	13,037
	2009	$8.963	$12.250	10,552
	2010	$12.250	$14.699	6,254
	2011	$14.699	$14.556	7,290
	2012	$14.556	$16.735	5,356
	2013	$16.735	$22.013	4,323
	2014	$22.013	$23.668	3,259
	2015	$23.668	$21.069	3,953
Invesco V.I. Comstock Fund – Series II
	2006	$11.583	$13.202	96,241
	2007	$13.202	$12.662	62,385
	2008	$12.662	$7.983	38,316
	2009	$7.983	$10.067	34,260
	2010	$10.067	$11.439	27,134
	2011	$11.439	$10.998	17,105
	2012	$10.998	$12.845	14,020
	2013	$12.845	$17.113	9,416
	2014	$17.113	$18.336	13,371
	2015	$18.336	$16.892	11,880
Invesco V.I. Equity and Income Fund – Series II
	2006	$11.550	$12.771	72,485
	2007	$12.771	$12.962	66,971
	2008	$12.962	$9.843	44,327
	2009	$9.843	$11.841	27,589
	2010	$11.841	$13.028	21,104
	2011	$13.028	$12.629	15,249
	2012	$12.629	$13.939	13,154
	2013	$13.939	$17.096	9,645
	2014	$17.096	$18.262	5,638
	2015	$18.262	$17.471	5,458

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Growth and Income Fund – Series II
	2006	$16.129	$18.372	88,795
	2007	$18.372	$18.497	52,886
	2008	$18.497	$12.314	39,008
	2009	$12.314	$15.009	36,554
	2010	$15.009	$16.538	26,125
	2011	$16.538	$15.875	24,807
	2012	$15.875	$17.827	23,154
	2013	$17.827	$23.421	17,960
	2014	$23.421	$25.294	14,613
	2015	$25.294	$24.018	13,205
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$12.129	$12.499	2,041
	2007	$12.499	$14.435	1,940
	2008	$14.435	$7.537	212
	2009	$7.537	$11.574	0
	2010	$11.574	$14.468	0
	2011	$14.468	$12.879	0
	2012	$12.879	$14.119	0
	2013	$14.119	$18.942	0
	2014	$18.942	$20.033	2,213
	2015	$20.033	$19.880	1,954
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio
	2006	$10.305	$11.066	133,264
	2007	$11.066	$11.539	47,660
	2008	$11.539	$9.345	37,334
	2009	$9.345	$12.327	38,088
	2010	$12.327	$13.597	28,215
	2011	$13.597	$13.940	31,300
	2012	$13.940	$15.405	26,709
	2013	$15.405	$16.366	25,783
	2014	$16.366	$16.772	33,421
	2015	$16.772	$16.219	27,995
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio
	2006	$11.456	$12.899	21,461
	2007	$12.899	$13.519	15,659
	2008	$13.519	$9.470	12,046
	2009	$9.470	$11.716	10,791
	2010	$11.716	$13.696	8,367
	2011	$13.696	$12.847	7,241
	2012	$12.847	$13.952	3,826
	2013	$13.952	$18.602	3,104
	2014	$18.602	$19.574	3,155
	2015	$19.574	$18.561	1,587
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio
	2006	$11.043	$12.720	72,238
	2007	$12.720	$12.920	83,465
	2008	$12.920	$8.067	53,957
	2009	$8.067	$9.420	48,170
	2010	$9.420	$10.862	32,228
	2011	$10.862	$10.020	28,704
	2012	$10.020	$11.029	17,286
	2013	$11.029	$14.721	12,736
	2014	$14.721	$15.563	7,370
	2015	$15.563	$14.847	6,589

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio
	2006	$11.446	$12.129	25,731
	2007	$12.129	$14.445	27,856
	2008	$14.445	$8.761	14,051
	2009	$8.761	$12.523	12,260
	2010	$12.523	$15.119	10,688
	2011	$15.119	$13.356	7,617
	2012	$13.356	$14.967	7,475
	2013	$14.967	$20.149	5,306
	2014	$20.149	$20.989	4,993
	2015	$20.989	$21.175	2,243
Lord Abbett Series Fund, Inc. – Mid-Cap Stock Portfolio
	2006	$11.821	$13.030	79,065
	2007	$13.030	$12.870	64,917
	2008	$12.870	$7.665	38,093
	2009	$7.665	$9.531	33,322
	2010	$9.531	$11.741	17,564
	2011	$11.741	$11.069	16,093
	2012	$11.069	$12.451	13,787
	2013	$12.451	$15.936	9,985
	2014	$15.936	$17.455	9,265
	2015	$17.455	$16.493	7,825
Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2006	$13.244	$14.006	109,153
	2007	$14.006	$15.661	94,498
	2008	$15.661	$8.357	65,749
	2009	$8.357	$11.831	57,828
	2010	$11.831	$12.682	44,855
	2011	$12.682	$12.284	40,237
	2012	$12.284	$13.730	35,163
	2013	$13.730	$17.452	25,789
	2014	$17.452	$19.733	18,092
	2015	$19.733	$20.013	14,849
Oppenheimer Conservative Balanced Fund/VA – Service Shares formerly, Oppenheimer Capital Income Fund/VA – Service Shares
	2006	$14.378	$15.654	16,614
	2007	$15.654	$15.909	14,185
	2008	$15.909	$8.809	14,356
	2009	$8.809	$10.520	13,002
	2010	$10.520	$11.642	11,032
	2011	$11.642	$11.478	8,941
	2012	$11.478	$12.636	8,667
	2013	$12.636	$14.003	5,148
	2014	$14.003	$14.854	4,704
	2015	$14.854	$14.671	4,634
Oppenheimer Core Bond Fund/VA – Service Shares
	2006	$10.156	$10.467	56,610
	2007	$10.467	$10.699	113,131
	2008	$10.699	$6.402	91,674
	2009	$6.402	$6.856	87,991
	2010	$6.856	$7.493	78,060
	2011	$7.493	$7.942	54,983
	2012	$7.942	$8.593	33,793
	2013	$8.593	$8.408	24,385
	2014	$8.408	$8.829	22,474
	2015	$8.829	$8.732	24,158

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$15.986	$16.124	30,216
	2007	$16.124	$16.790	24,958
	2008	$16.790	$8.374	17,093
	2009	$8.374	$10.878	17,358
	2010	$10.878	$13.585	12,134
	2011	$13.585	$13.454	11,757
	2012	$13.454	$15.348	11,672
	2013	$15.348	$20.443	9,910
	2014	$20.443	$21.187	9,766
	2015	$21.187	$22.128	8,022
Oppenheimer Global Fund/VA – Service Shares
	2006	$18.618	$21.461	30,533
	2007	$21.461	$22.357	27,024
	2008	$22.357	$13.101	20,192
	2009	$13.101	$17.930	16,803
	2010	$17.930	$20.374	7,600
	2011	$20.374	$18.304	7,048
	2012	$18.304	$21.741	6,832
	2013	$21.741	$27.116	4,660
	2014	$27.116	$27.178	4,529
	2015	$27.178	$27.671	3,760
Oppenheimer Global Strategic Income Fund/VA – Service Shares
	2006	$13.010	$13.702	176,737
	2007	$13.702	$14.741	153,933
	2008	$14.741	$12.380	136,040
	2009	$12.380	$14.396	130,323
	2010	$14.396	$16.227	107,136
	2011	$16.227	$16.041	75,300
	2012	$16.041	$17.825	72,670
	2013	$17.825	$17.441	54,120
	2014	$17.441	$17.556	46,592
	2015	$17.556	$16.812	32,313
Oppenheimer High Income Fund/VA – Service Shares
	2006	$13.864	$14.873	29,168
	2007	$14.873	$14.536	21,030
	2008	$14.536	$3.059	19,862
	2009	$3.059	$3.784	14,854
	2010	$3.784	$4.252	12,859
	2011	$4.252	$4.070	11,497
	2012	$4.070	$4.515	0
Oppenheimer Main Street Fund®/VA – Service Shares
	2006	$14.065	$15.853	129,358
	2007	$15.853	$16.214	110,198
	2008	$16.214	$9.773	75,153
	2009	$9.773	$12.285	57,942
	2010	$12.285	$13.974	45,608
	2011	$13.974	$13.681	37,046
	2012	$13.681	$15.668	33,014
	2013	$15.668	$20.225	25,372
	2014	$20.225	$21.929	21,172
	2015	$21.929	$22.205	16,398

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$18.496	$20.828	43,420
	2007	$20.828	$20.169	27,811
	2008	$20.169	$12.279	20,348
	2009	$12.279	$16.508	17,669
	2010	$16.508	$19.950	10,854
	2011	$19.950	$19.127	9,327
	2012	$19.127	$22.103	8,392
	2013	$22.103	$30.526	5,671
	2014	$30.526	$33.473	4,149
	2015	$33.473	$30.871	3,059
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$12.596	35,900
	2010	$12.596	$13.931	35,611
	2011	$13.931	$13.945	25,706
	2012	$13.945	$16.338	21,573
	2013	$16.338	$21.247	14,909
	2014	$21.247	$23.509	12,907
	2015	$23.509	$22.385	10,392
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$13.117	$14.418	30,252
	2007	$14.418	$14.294	26,289
	2008	$14.294	$8.321	11,149
	2009	$8.321	$10.266	10,936
	2010	$10.266	$11.174	10,517
	2011	$11.174	$11.279	9,753
	2012	$11.279	$12.465	9,149
	2013	$12.465	$14.457	8,415
	2014	$14.457	$15.714	8,129
	2015	$15.714	$15.258	8,345
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$13.997	$15.515	50,392
	2007	$15.515	$15.684	83,907
	2008	$15.684	$10.270	76,177
	2009	$10.270	$13.637	61,582
	2010	$13.637	$15.361	55,636
	2011	$15.361	$15.023	46,183
	2012	$15.023	$16.849	39,108
	2013	$16.849	$19.773	28,092
	2014	$19.773	$21.249	25,340
	2015	$21.249	$20.904	24,269
Putnam VT Global Health Care Fund – Class IB
	2006	$13.221	$13.348	1,825
	2007	$13.348	$13.029	1,961
	2008	$13.029	$10.611	139
	2009	$10.611	$13.130	0
	2010	$13.130	$13.214	0
	2011	$13.214	$12.825	0
	2012	$12.825	$15.399	0
	2013	$15.399	$21.425	0
	2014	$21.425	$26.858	853
	2015	$26.858	$28.431	698

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$17.903	$22.337	3,442
	2007	$22.337	$26.310	3,165
	2008	$26.310	$17.960	43
	2009	$17.960	$18.936	50
	2010	$18.936	$18.938	52
	2011	$18.938	$17.594	56
	2012	$17.594	$18.149	59
	2013	$18.149	$20.287	66
	2014	$20.287	$22.829	66
	2015	$22.829	$20.197	72
Putnam VT Growth and Income Fund – Class IB
	2006	$15.231	$17.340	36,373
	2007	$17.340	$15.999	25,411
	2008	$15.999	$9.632	12,393
	2009	$9.632	$12.280	10,381
	2010	$12.280	$13.794	10,965
	2011	$13.794	$12.919	11,289
	2012	$12.919	$15.115	10,391
	2013	$15.115	$20.141	10,063
	2014	$20.141	$21.904	4,823
	2015	$21.904	$19.892	4,022
Putnam VT High Yield Fund – Class IB
	2006	$14.670	$15.925	43,697
	2007	$15.925	$16.075	35,867
	2008	$16.075	$11.672	24,451
	2009	$11.672	$17.216	22,798
	2010	$17.216	$19.282	11,273
	2011	$19.282	$19.270	9,895
	2012	$19.270	$21.953	8,504
	2013	$21.953	$23.254	6,415
	2014	$23.254	$23.194	6,019
	2015	$23.194	$21.559	5,213
Putnam VT Income Fund – Class IB
	2006	$10.768	$11.054	159,430
	2007	$11.054	$11.422	132,584
	2008	$11.422	$8.533	91,416
	2009	$8.533	$12.291	87,147
	2010	$12.291	$13.262	69,943
	2011	$13.262	$13.677	55,962
	2012	$13.677	$14.874	53,044
	2013	$14.874	$14.882	47,678
	2014	$14.882	$15.559	43,964
	2015	$15.559	$15.057	37,278
Putnam VT International Equity Fund – Class IB
	2006	$16.829	$21.110	54,094
	2007	$21.110	$22.464	55,076
	2008	$22.464	$12.365	33,330
	2009	$12.365	$15.135	30,099
	2010	$15.135	$16.355	25,046
	2011	$16.355	$13.342	18,531
	2012	$13.342	$15.975	17,846
	2013	$15.975	$20.093	13,478
	2014	$20.093	$18.396	13,441
	2015	$18.396	$18.092	7,499

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$15.359	$17.187	54,996
	2007	$17.187	$16.005	35,019
	2008	$16.005	$9.502	7,451
	2009	$9.502	$12.209	5,658
	2010	$12.209	$13.659	5,763
	2011	$13.659	$13.421	2,924
	2012	$13.421	$15.398	2,315
	2013	$15.398	$20.435	1,920
	2014	$20.435	$22.861	1,662
	2015	$22.861	$21.963	1,541
Putnam VT Money Market Fund – Class IB
	2006	$9.809	$10.057	213,854
	2007	$10.057	$10.349	342,086
	2008	$10.349	$10.424	324,791
	2009	$10.424	$10.259	309,668
	2010	$10.259	$10.079	139,474
	2011	$10.079	$9.900	108,589
	2012	$9.900	$9.724	107,194
	2013	$9.724	$9.551	91,535
	2014	$9.551	$9.381	75,214
	2015	$9.381	$9.214	51,158
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$15.797	$16.843	234
	2007	$16.843	$17.489	168
	2008	$17.489	$10.521	0
	2009	$10.521	$13.653	0
	2010	$13.653	$16.031	2,373
	2011	$16.031	$14.944	2,372
	2012	$14.944	$17.136	2,864
	2013	$17.136	$22.962	598
	2014	$22.962	$25.593	598
	2015	$25.593	$25.062	104
Putnam VT New Value Fund – Class IB
	2006	$17.183	$19.579	74,753
	2007	$19.579	$18.286	63,253
	2008	$18.286	$9.921	39,738
	2009	$9.921	$9.338	0
Putnam VT Research Fund – Class IB
	2006	$14.268	$15.599	1,566
	2007	$15.599	$15.403	1,499
	2008	$15.403	$9.296	534
	2009	$9.296	$12.160	509
	2010	$12.160	$13.898	719
	2011	$13.898	$13.411	686
	2012	$13.411	$15.531	659
	2013	$15.531	$20.342	634
	2014	$20.342	$22.946	607
	2015	$22.946	$22.187	578
Putnam VT Vista Fund – Class IB
	2006	$17.401	$18.022	3,112
	2007	$18.022	$18.372	1,127
	2008	$18.372	$9.825	273
	2009	$9.825	$13.388	267
	2010	$13.388	$15.277	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$13.276	$13.748	33,560
	2007	$13.748	$14.246	25,420
	2008	$14.246	$8.809	15,219
	2009	$8.809	$14.180	14,031
	2010	$14.180	$16.823	19,786
	2011	$16.823	$13.573	23,049
	2012	$13.573	$15.226	20,209
	2013	$15.226	$21.493	19,387
	2014	$21.493	$23.160	22,665
	2015	$23.160	$21.355	20,561
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.519	$17.977	14,849
	2007	$17.977	$18.782	10,381
	2008	$18.782	$15.683	7,102
	2009	$15.683	$20.040	6,200
	2010	$20.040	$21.599	4,048
	2011	$21.599	$22.674	7,999
	2012	$22.674	$26.248	6,884
	2013	$26.248	$23.520	9,742
	2014	$23.520	$23.767	4,453
	2015	$23.767	$23.067	4,367
UIF Global Franchise Portfolio, Class II
	2006	$12.180	$14.536	101,345
	2007	$14.536	$15.670	83,710
	2008	$15.670	$10.936	58,984
	2009	$10.936	$13.915	55,696
	2010	$13.915	$15.586	42,266
	2011	$15.586	$16.693	36,346
	2012	$16.693	$18.949	17,100
	2013	$18.949	$22.269	12,833
	2014	$22.269	$22.857	13,284
	2015	$22.857	$23.840	13,469
UIF Growth Portfolio, Class I
	2006	$12.215	$12.490	10,996
	2007	$12.490	$14.952	10,166
	2008	$14.952	$7.461	2,938
	2009	$7.461	$12.131	3,621
	2010	$12.131	$14.638	1,574
	2011	$14.638	$13.974	3,159
	2012	$13.974	$15.697	2,904
	2013	$15.697	$22.827	2,404
	2014	$22.827	$23.844	2,341
	2015	$23.844	$26.284	2,055
UIF Growth Portfolio, Class II
	2006	$12.162	$12.400	13,657
	2007	$12.400	$14.815	6,253
	2008	$14.815	$7.370	7,839
	2009	$7.370	$11.953	4,708
	2010	$11.953	$14.394	4,856
	2011	$14.394	$13.707	4,385
	2012	$13.707	$15.352	3,986
	2013	$15.352	$22.273	3,051
	2014	$22.273	$23.207	2,670
	2015	$23.207	$25.519	2,360

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.820	22,302
	2007	$9.820	$11.823	30,094
	2008	$11.823	$6.175	19,376
	2009	$6.175	$9.544	17,313
	2010	$9.544	$12.398	19,532
	2011	$12.398	$11.303	13,370
	2012	$11.303	$12.042	10,053
	2013	$12.042	$16.260	9,099
	2014	$16.260	$16.263	8,883
	2015	$16.263	$15.015	8,324
UIF Small Company Growth Portfolio, Class II
	2006	$17.582	$19.312	5,220
	2007	$19.312	$19.526	4,232
	2008	$19.526	$11.422	2,737
	2009	$11.422	$16.450	5,060
	2010	$16.450	$20.446	3,421
	2011	$20.446	$18.331	3,341
	2012	$18.331	$20.650	3,340
	2013	$20.650	$34.746	3,310
	2014	$34.746	$29.393	2,637
	2015	$29.393	$26.040	2,637
UIF U.S. Real Estate Portfolio, Class II
	2006	$22.236	$30.066	29,901
	2007	$30.066	$24.425	16,406
	2008	$24.425	$14.859	12,296
	2009	$14.859	$18.750	12,283
	2010	$18.750	$23.852	6,595
	2011	$23.852	$24.753	5,862
	2012	$24.753	$28.106	5,064
	2013	$28.106	$28.087	4,290
	2014	$28.087	$35.701	3,153
	2015	$35.701	$35.736	2,490
Van Kampen LIT Money Market Portfolio – Class II
	2006	$9.934	$10.164	133,457
	2007	$10.164	$10.426	137,828
	2008	$10.426	$10.422	135,319
	2009	$10.422	$10.243	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.19%.

ALLSTATE ADVISOR VARIABLE ANNUITY: Allstate Advisor Preferred Contracts with No

Withdrawal Charge Option – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING

FOR EACH VARIABLE SUB-ACCOUNT*

With the MAV Death Benefit Option, the Enhanced Beneficiary Protection (Annual Increase) Option both added on or after May 1, 2003, and the Earnings Protection Death Benefit Option (age 71-79)

Mortality & Expense = 2.5

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Contrafund® Portfolio – Service Class 2
	2006	$10.000	$10.193	0
	2007	$10.193	$11.633	0
	2008	$11.633	$6.487	0
	2009	$6.487	$8.551	0
	2010	$8.551	$9.730	0
	2011	$9.730	$9.205	0
	2012	$9.205	$10.403	0
	2013	$10.403	$13.257	0
	2014	$13.257	$14.404	0
	2015	$14.404	$14.074	0
Fidelity VIP Freedom 2010 Portfolio – Service Class 2
	2006	$10.000	$10.383	0
	2007	$10.383	$10.953	0
	2008	$10.953	$7.976	0
	2009	$7.976	$9.620	0
	2010	$9.620	$10.536	0
	2011	$10.536	$10.210	0
	2012	$10.210	$11.085	0
	2013	$11.085	$12.210	0
	2014	$12.210	$12.382	0
	2015	$12.382	$11.985	0
Fidelity VIP Freedom 2020 Portfolio – Service Class 2
	2006	$10.000	$10.412	0
	2007	$10.412	$11.141	0
	2008	$11.141	$7.285	0
	2009	$7.285	$9.113	0
	2010	$9.113	$10.138	0
	2011	$10.138	$9.744	0
	2012	$9.744	$10.720	0
	2013	$10.720	$12.063	0
	2014	$12.063	$12.278	0
	2015	$12.278	$11.893	0
Fidelity VIP Freedom 2030 Portfolio – Service Class 2
	2006	$10.000	$10.421	0
	2007	$10.421	$11.263	0
	2008	$11.263	$6.776	0
	2009	$6.776	$8.650	0
	2010	$8.650	$9.755	0
	2011	$9.755	$9.224	0
	2012	$9.224	$10.338	0
	2013	$10.338	$12.214	0
	2014	$12.214	$12.449	0
	2015	$12.449	$12.050	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Fidelity VIP Freedom Income Portfolio – Service Class 2
	2006	$10.000	$10.274	0
	2007	$10.274	$10.588	0
	2008	$10.588	$9.200	0
	2009	$9.200	$10.263	0
	2010	$10.263	$10.712	0
	2011	$10.712	$10.569	0
	2012	$10.569	$10.928	0
	2013	$10.928	$11.188	0
	2014	$11.188	$11.272	0
	2015	$11.272	$10.906	0
Fidelity VIP Growth Opportunities Portfolio – Service Class 2
	2015	$10.000	$16.700	0
Fidelity VIP Growth Stock Portfolio – Service Class 2
	2006	$10.000	$9.673	0
	2007	$9.673	$11.511	0
	2008	$11.511	$6.186	0
	2009	$6.186	$8.694	0
	2010	$8.694	$10.133	0
	2011	$10.133	$9.905	0
	2012	$9.905	$11.390	0
	2013	$11.390	$14.919	0
	2014	$14.919	$16.309	0
	2015	$16.309	$17.246	0
Fidelity VIP Index 500 Portfolio – Service Class 2
	2006	$10.000	$10.742	0
	2007	$10.742	$10.994	0
	2008	$10.994	$6.722	0
	2009	$6.722	$8.262	0
	2010	$8.262	$9.224	0
	2011	$9.224	$9.137	0
	2012	$9.137	$10.280	0
	2013	$10.280	$13.196	0
	2014	$13.196	$14.547	0
	2015	$14.547	$14.309	0
Fidelity VIP Mid Cap Portfolio – Service Class 2
	2006	$10.000	$9.804	0
	2007	$9.804	$11.002	0
	2008	$11.002	$6.465	0
	2009	$6.465	$8.793	0
	2010	$8.793	$11.001	0
	2011	$11.001	$9.544	0
	2012	$9.544	$10.639	0
	2013	$10.639	$14.066	0
	2014	$14.066	$14.514	0
	2015	$14.514	$13.893	0
FTVIP Franklin Growth and Income VIP Fund – Class 2
	2006	$14.377	$16.335	497
	2007	$16.335	$15.304	510
	2008	$15.304	$9.658	443
	2009	$9.658	$11.894	470
	2010	$11.894	$13.505	445
	2011	$13.505	$13.459	397
	2012	$13.459	$14.698	377
	2013	$14.698	$18.537	365
	2014	$18.537	$19.686	322
	2015	$19.686	$18.982	296

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Income VIP Fund – Class 2
	2006	$11.031	$12.693	0
	2007	$12.693	$12.814	0
	2008	$12.814	$8.771	0
	2009	$8.771	$11.574	0
	2010	$11.574	$12.690	0
	2011	$12.690	$12.644	0
	2012	$12.644	$13.859	0
	2013	$13.859	$15.367	0
	2014	$15.367	$15.644	0
	2015	$15.644	$14.149	0
FTVIP Franklin Large Cap Growth VIP Fund – Class 2
	2006	$10.323	$11.140	0
	2007	$11.140	$11.514	0
	2008	$11.514	$7.336	0
	2009	$7.336	$9.261	0
	2010	$9.261	$10.056	0
	2011	$10.056	$9.639	0
	2012	$9.639	$10.539	0
	2013	$10.539	$13.192	0
	2014	$13.192	$14.437	0
	2015	$14.437	$14.839	0
FTVIP Franklin Mutual Global Discovery VIP Fund – Class 2
	2006	$10.000	$10.936	0
	2007	$10.936	$11.901	0
	2008	$11.901	$8.285	0
	2009	$8.285	$9.942	0
	2010	$9.942	$10.832	0
	2011	$10.832	$10.229	0
	2012	$10.229	$11.283	0
	2013	$11.283	$14.012	0
	2014	$14.012	$14.413	0
	2015	$14.413	$13.513	0
FTVIP Franklin Mutual Shares VIP Fund – Class 2
	2006	$14.811	$17.063	1,250
	2007	$17.063	$17.179	1,203
	2008	$17.179	$10.513	1,070
	2009	$10.513	$12.895	1,132
	2010	$12.895	$13.953	1,133
	2011	$13.953	$13.437	1,072
	2012	$13.437	$14.937	995
	2013	$14.937	$18.644	452
	2014	$18.644	$19.434	407
	2015	$19.434	$17.978	380
FTVIP Franklin Small Cap Value VIP Fund – Class 2
	2006	$18.377	$20.921	622
	2007	$20.921	$19.871	640
	2008	$19.871	$12.951	547
	2009	$12.951	$16.277	553
	2010	$16.277	$20.310	499
	2011	$20.310	$19.022	465
	2012	$19.022	$21.912	435
	2013	$21.912	$29.050	53
	2014	$29.050	$28.430	56
	2015	$28.430	$25.621	47

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
FTVIP Franklin Small-Mid Cap Growth VIP Fund – Class 2
	2006	$17.024	$18.007	0
	2007	$18.007	$19.490	0
	2008	$19.490	$10.905	0
	2009	$10.905	$15.236	0
	2010	$15.236	$18.923	0
	2011	$18.923	$17.525	0
	2012	$17.525	$18.903	0
	2013	$18.903	$25.413	0
	2014	$25.413	$26.577	0
	2015	$26.577	$25.175	0
FTVIP Franklin U.S. Government Securities VIP Fund – Class 2
	2006	$10.141	$10.265	1,084
	2007	$10.265	$10.648	1,084
	2008	$10.648	$11.148	1,084
	2009	$11.148	$11.184	1,084
	2010	$11.184	$11.458	1,034
	2011	$11.458	$11.784	976
	2012	$11.784	$11.683	926
	2013	$11.683	$11.114	880
	2014	$11.114	$11.181	828
	2015	$11.181	$10.932	773
FTVIP Templeton Developing Markets VIP Fund – Class 2
	2006	$25.143	$31.342	0
	2007	$31.342	$39.272	0
	2008	$39.272	$18.073	0
	2009	$18.073	$30.353	0
	2010	$30.353	$34.732	0
	2011	$34.732	$28.440	0
	2012	$28.440	$31.315	0
	2013	$31.315	$30.192	0
	2014	$30.192	$26.914	0
	2015	$26.914	$21.055	0
FTVIP Templeton Foreign VIP Fund – Class 2
	2006	$16.649	$19.677	608
	2007	$19.677	$22.104	608
	2008	$22.104	$12.824	608
	2009	$12.824	$17.101	608
	2010	$17.101	$18.041	580
	2011	$18.041	$15.689	547
	2012	$15.689	$18.049	519
	2013	$18.049	$21.599	493
	2014	$21.599	$18.678	464
	2015	$18.678	$16.995	434
FTVIP Templeton Global Bond VIP Fund – Class 2
	2006	$13.438	$14.747	0
	2007	$14.747	$15.927	0
	2008	$15.927	$16.461	0
	2009	$16.461	$19.011	0
	2010	$19.011	$21.173	0
	2011	$21.173	$20.425	0
	2012	$20.425	$22.869	0
	2013	$22.869	$22.616	0
	2014	$22.616	$22.411	0
	2015	$22.411	$20.869	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. American Franchise Fund – Series II
	2006	$12.648	$12.632	0
	2007	$12.632	$14.336	0
	2008	$14.336	$7.098	0
	2009	$7.098	$11.441	0
	2010	$11.441	$13.312	0
	2011	$13.312	$12.127	0
	2012	$12.127	$13.381	0
	2013	$13.381	$18.203	0
	2014	$18.203	$19.161	0
	2015	$19.161	$19.531	0
Invesco V.I. American Value Fund – Series I
	2006	$12.265	$14.407	1,479
	2007	$14.407	$15.117	1,356
	2008	$15.117	$8.636	1,302
	2009	$8.636	$11.698	1,256
	2010	$11.698	$13.916	1,147
	2011	$13.916	$13.667	1,048
	2012	$13.667	$15.600	944
	2013	$15.600	$20.383	411
	2014	$20.383	$21.769	367
	2015	$21.769	$19.250	354
Invesco V.I. American Value Fund – Series II
	2006	$12.240	$14.369	0
	2007	$14.369	$15.063	0
	2008	$15.063	$8.586	0
	2009	$8.586	$11.626	0
	2010	$11.626	$13.824	0
	2011	$13.824	$13.564	0
	2012	$13.564	$15.452	0
	2013	$15.452	$20.138	0
	2014	$20.138	$21.454	0
	2015	$21.454	$18.923	0
Invesco V.I. Comstock Fund – Series II
	2006	$11.407	$12.882	0
	2007	$12.882	$12.242	0
	2008	$12.242	$7.647	0
	2009	$7.647	$9.555	0
	2010	$9.555	$10.758	0
	2011	$10.758	$10.248	0
	2012	$10.248	$11.859	0
	2013	$11.859	$15.655	0
	2014	$15.655	$16.620	0
	2015	$16.620	$15.171	0
Invesco V.I. Equity and Income Fund – Series II
	2006	$11.374	$12.461	0
	2007	$12.461	$12.532	0
	2008	$12.532	$9.429	0
	2009	$9.429	$11.238	0
	2010	$11.238	$12.252	0
	2011	$12.252	$11.768	0
	2012	$11.768	$12.869	0
	2013	$12.869	$15.640	0
	2014	$15.640	$16.554	0
	2015	$16.554	$15.692	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Invesco V.I. Growth and Income Fund – Series II
	2006	$15.677	$17.694	1,195
	2007	$17.694	$17.650	1,156
	2008	$17.650	$11.643	961
	2009	$11.643	$14.061	1,028
	2010	$14.061	$15.351	1,037
	2011	$15.351	$14.601	981
	2012	$14.601	$16.246	902
	2013	$16.246	$21.147	396
	2014	$21.147	$22.629	350
	2015	$22.629	$21.291	321
Invesco V.I. Mid Cap Growth Fund – Series II
	2006	$11.945	$12.197	0
	2007	$12.197	$13.955	0
	2008	$13.955	$7.219	0
	2009	$7.219	$10.986	0
	2010	$10.986	$13.606	0
	2011	$13.606	$12.001	0
	2012	$12.001	$13.035	0
	2013	$13.035	$17.328	0
	2014	$17.328	$18.159	0
	2015	$18.159	$17.854	0
Lord Abbett Series Fund, Inc. – Bond-Debenture Portfolio
	2006	$10.188	$10.840	0
	2007	$10.840	$11.199	0
	2008	$11.199	$8.987	0
	2009	$8.987	$11.745	0
	2010	$11.745	$12.837	0
	2011	$12.837	$13.040	0
	2012	$13.040	$14.279	0
	2013	$14.279	$15.030	0
	2014	$15.030	$15.262	0
	2015	$15.262	$14.624	0
Lord Abbett Series Fund, Inc. – Fundamental Equity Portfolio
	2006	$11.326	$12.636	0
	2007	$12.636	$13.120	0
	2008	$13.120	$9.107	0
	2009	$9.107	$11.163	0
	2010	$11.163	$12.930	0
	2011	$12.930	$12.018	0
	2012	$12.018	$12.932	0
	2013	$12.932	$17.084	0
	2014	$17.084	$17.811	0
	2015	$17.811	$16.735	0
Lord Abbett Series Fund, Inc. – Growth and Income Portfolio
	2006	$10.918	$12.460	0
	2007	$12.460	$12.540	0
	2008	$12.540	$7.758	0
	2009	$7.758	$8.975	0
	2010	$8.975	$10.255	0
	2011	$10.255	$9.373	0
	2012	$9.373	$10.223	0
	2013	$10.223	$13.519	0
	2014	$13.519	$14.162	0
	2015	$14.162	$13.386	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Lord Abbett Series Fund, Inc. – Growth Opportunities Portfolio
	2006	$11.315	$11.881	0
	2007	$11.881	$14.020	0
	2008	$14.020	$8.425	0
	2009	$8.425	$11.932	0
	2010	$11.932	$14.273	0
	2011	$14.273	$12.494	0
	2012	$12.494	$13.872	0
	2013	$13.872	$18.504	0
	2014	$18.504	$19.099	0
	2015	$19.099	$19.092	0
Lord Abbett Series Fund, Inc. – Mid-Cap Stock Portfolio
	2006	$11.686	$12.764	0
	2007	$12.764	$12.491	0
	2008	$12.491	$7.371	0
	2009	$7.371	$9.081	0
	2010	$9.081	$11.085	0
	2011	$11.085	$10.354	0
	2012	$10.354	$11.541	0
	2013	$11.541	$14.635	0
	2014	$14.635	$15.883	0
	2015	$15.883	$14.871	0
Oppenheimer Capital Appreciation Fund/VA – Service Shares
	2006	$12.923	$13.542	1,540
	2007	$13.542	$15.002	1,366
	2008	$15.002	$7.932	1,376
	2009	$7.932	$11.127	1,339
	2010	$11.127	$11.818	1,329
	2011	$11.818	$11.342	1,218
	2012	$11.342	$12.560	1,172
	2013	$12.560	$15.820	531
	2014	$15.820	$17.723	446
	2015	$17.723	$17.810	383
Oppenheimer Conservative Balanced Fund/VA – Service Shares formerly, Oppenheimer Capital Income Fund/VA – Service Shares
	2006	$13.975	$15.077	0
	2007	$15.077	$15.180	0
	2008	$15.180	$8.329	0
	2009	$8.329	$9.855	0
	2010	$9.855	$10.806	0
	2011	$10.806	$10.556	0
	2012	$10.556	$11.515	0
	2013	$11.515	$12.643	0
	2014	$12.643	$13.290	0
	2015	$13.290	$13.005	0
Oppenheimer Core Bond Fund/VA – Service Shares
	2006	$10.040	$10.253	0
	2007	$10.253	$10.384	0
	2008	$10.384	$6.156	0
	2009	$6.156	$6.532	0
	2010	$6.532	$7.074	0
	2011	$7.074	$7.430	0
	2012	$7.430	$7.965	0
	2013	$7.965	$7.721	0
	2014	$7.721	$8.034	0
	2015	$8.034	$7.873	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Discovery Mid Cap Growth Fund/VA – Service Shares
	2006	$15.538	$15.529	0
	2007	$15.529	$16.021	0
	2008	$16.021	$7.917	0
	2009	$7.917	$10.190	0
	2010	$10.190	$12.609	0
	2011	$12.609	$12.374	0
	2012	$12.374	$13.986	0
	2013	$13.986	$18.459	0
	2014	$18.459	$18.955	0
	2015	$18.955	$19.615	0
Oppenheimer Global Fund/VA – Service Shares
	2006	$18.097	$20.669	0
	2007	$20.669	$21.333	0
	2008	$21.333	$12.386	0
	2009	$12.386	$16.796	0
	2010	$16.796	$18.912	0
	2011	$18.912	$16.834	0
	2012	$16.834	$19.812	0
	2013	$19.812	$24.484	0
	2014	$24.484	$24.315	0
	2015	$24.315	$24.530	0
Oppenheimer Global Strategic Income Fund/VA – Service Shares
	2006	$12.645	$13.196	56
	2007	$13.196	$14.066	52
	2008	$14.066	$11.705	36
	2009	$11.705	$13.486	35
	2010	$13.486	$15.063	31
	2011	$15.063	$14.754	28
	2012	$14.754	$16.244	25
	2013	$16.244	$15.749	29
	2014	$15.749	$15.707	0
	2015	$15.707	$14.903	0
Oppenheimer High Income Fund/VA – Service Shares
	2006	$13.475	$14.324	0
	2007	$14.324	$13.871	0
	2008	$13.871	$2.892	0
	2009	$2.892	$3.544	0
	2010	$3.544	$3.947	0
	2011	$3.947	$3.743	0
	2012	$3.743	$4.121	0
Oppenheimer Main Street Fund®/VA – Service Shares
	2006	$13.671	$15.268	2,503
	2007	$15.268	$15.472	2,445
	2008	$15.472	$9.240	2,345
	2009	$9.240	$11.508	2,391
	2010	$11.508	$12.971	2,287
	2011	$12.971	$12.583	2,563
	2012	$12.583	$14.278	2,392
	2013	$14.278	$18.262	1,754
	2014	$18.262	$19.619	1,620
	2015	$19.619	$19.684	1,484

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Oppenheimer Main Street Small Cap Fund/VA – Service Shares
	2006	$17.977	$20.060	0
	2007	$20.060	$19.245	0
	2008	$19.245	$11.610	0
	2009	$11.610	$15.464	0
	2010	$15.464	$18.518	0
	2011	$18.518	$17.591	0
	2012	$17.591	$20.142	0
	2013	$20.142	$27.563	0
	2014	$27.563	$29.947	0
	2015	$29.947	$27.366	0
Putnam VT Equity Income Fund – Class IB
	2009	$10.000	$11.800	0
	2010	$11.800	$12.930	0
	2011	$12.930	$12.825	0
	2012	$12.825	$14.888	0
	2013	$14.888	$19.185	0
	2014	$19.185	$21.032	0
	2015	$21.032	$19.844	0
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$12.749	$13.886	982
	2007	$13.886	$13.639	981
	2008	$13.639	$7.867	891
	2009	$7.867	$9.617	957
	2010	$9.617	$10.372	978
	2011	$10.372	$10.373	891
	2012	$10.373	$11.359	839
	2013	$11.359	$13.053	154
	2014	$13.053	$14.059	111
	2015	$14.059	$13.526	88
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$13.605	$14.943	0
	2007	$14.943	$14.966	0
	2008	$14.966	$9.710	0
	2009	$9.710	$12.776	0
	2010	$12.776	$14.258	0
	2011	$14.258	$13.818	0
	2012	$13.818	$15.354	0
	2013	$15.354	$17.854	0
	2014	$17.854	$19.011	0
	2015	$19.011	$18.531	0
Putnam VT Global Health Care Fund – Class IB
	2006	$12.850	$12.855	0
	2007	$12.855	$12.432	0
	2008	$12.432	$10.032	0
	2009	$10.032	$12.300	0
	2010	$12.300	$12.265	0
	2011	$12.265	$11.795	0
	2012	$11.795	$14.033	0
	2013	$14.033	$19.345	0
	2014	$19.345	$24.029	0
	2015	$24.029	$25.204	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$17.401	$21.512	35
	2007	$21.512	$25.106	28
	2008	$25.106	$16.981	25
	2009	$16.981	$17.740	27
	2010	$17.740	$17.579	27
	2011	$17.579	$16.182	26
	2012	$16.182	$16.539	25
	2013	$16.539	$18.318	25
	2014	$18.318	$20.424	0
	2015	$20.424	$17.904	0
Putnam VT Growth and Income Fund – Class IB
	2006	$14.804	$16.700	2,315
	2007	$16.700	$15.267	2,370
	2008	$15.267	$9.107	2,273
	2009	$9.107	$11.504	2,318
	2010	$11.504	$12.804	2,243
	2011	$12.804	$11.882	2,551
	2012	$11.882	$13.774	2,368
	2013	$13.774	$18.186	1,685
	2014	$18.186	$19.596	1,552
	2015	$19.596	$17.633	1,458
Putnam VT High Yield Fund – Class IB
	2006	$14.259	$15.337	0
	2007	$15.337	$15.339	0
	2008	$15.339	$11.035	0
	2009	$11.035	$16.128	0
	2010	$16.128	$17.898	0
	2011	$17.898	$17.723	0
	2012	$17.723	$20.006	0
	2013	$20.006	$20.997	0
	2014	$20.997	$20.751	0
	2015	$20.751	$19.112	0
Putnam VT Income Fund – Class IB
	2006	$10.466	$10.645	0
	2007	$10.645	$10.899	0
	2008	$10.899	$8.068	0
	2009	$8.068	$11.514	0
	2010	$11.514	$12.310	0
	2011	$12.310	$12.579	0
	2012	$12.579	$13.555	0
	2013	$13.555	$13.437	0
	2014	$13.437	$13.920	0
	2015	$13.920	$13.348	0
Putnam VT International Equity Fund – Class IB
	2006	$16.357	$20.331	0
	2007	$20.331	$21.436	0
	2008	$21.436	$11.691	0
	2009	$11.691	$14.179	0
	2010	$14.179	$15.181	0
	2011	$15.181	$12.271	0
	2012	$12.271	$14.557	0
	2013	$14.557	$18.142	0
	2014	$18.142	$16.458	0
	2015	$16.458	$16.037	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$14.929	$16.552	0
	2007	$16.552	$15.273	0
	2008	$15.273	$8.984	0
	2009	$8.984	$11.437	0
	2010	$11.437	$12.678	0
	2011	$12.678	$12.343	0
	2012	$12.343	$14.032	0
	2013	$14.032	$18.451	0
	2014	$18.451	$20.453	0
	2015	$20.453	$19.469	0
Putnam VT Money Market Fund – Class IB
	2006	$9.534	$9.686	0
	2007	$9.686	$9.875	0
	2008	$9.875	$9.856	0
	2009	$9.856	$9.611	0
	2010	$9.611	$9.356	0
	2011	$9.356	$9.106	0
	2012	$9.106	$8.861	0
	2013	$8.861	$8.624	0
	2014	$8.624	$8.392	0
	2015	$8.392	$8.167	0
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$15.354	$16.221	1,490
	2007	$16.221	$16.688	1,419
	2008	$16.688	$9.947	1,314
	2009	$9.947	$12.790	1,333
	2010	$12.790	$14.880	1,902
	2011	$14.880	$13.744	1,780
	2012	$13.744	$15.615	1,693
	2013	$15.615	$20.733	502
	2014	$20.733	$22.897	432
	2015	$22.897	$22.216	374
Putnam VT New Value Fund – Class IB
	2006	$16.701	$18.856	0
	2007	$18.856	$17.449	0
	2008	$17.449	$9.379	0
	2009	$9.379	$8.819	0
Putnam VT Research Fund – Class IB
	2006	$13.868	$15.023	0
	2007	$15.023	$14.698	0
	2008	$14.698	$8.789	0
	2009	$8.789	$11.391	0
	2010	$11.391	$12.900	0
	2011	$12.900	$12.335	0
	2012	$12.335	$14.153	0
	2013	$14.153	$18.367	0
	2014	$18.367	$20.529	0
	2015	$20.529	$19.668	0
Putnam VT Vista Fund – Class IB
	2006	$16.913	$17.357	744
	2007	$17.357	$17.531	715
	2008	$17.531	$9.289	724
	2009	$9.289	$12.541	744
	2010	$12.541	$14.216	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$12.904	$13.240	1,830
	2007	$13.240	$13.594	1,752
	2008	$13.594	$8.329	1,585
	2009	$8.329	$13.284	1,301
	2010	$13.284	$15.615	1,167
	2011	$15.615	$12.483	1,242
	2012	$12.483	$13.875	1,235
	2013	$13.875	$19.406	455
	2014	$19.406	$20.720	401
	2015	$20.720	$18.930	379
UIF Emerging Markets Debt Portfolio, Class II
	2006	$16.056	$17.313	0
	2007	$17.313	$17.922	0
	2008	$17.922	$14.828	0
	2009	$14.828	$18.774	0
	2010	$18.774	$20.049	0
	2011	$20.049	$20.854	0
	2012	$20.854	$23.919	0
	2013	$23.919	$21.238	0
	2014	$21.238	$21.264	0
	2015	$21.264	$20.448	0
UIF Global Franchise Portfolio, Class II
	2006	$11.958	$14.141	0
	2007	$14.141	$15.104	0
	2008	$15.104	$10.444	0
	2009	$10.444	$13.167	0
	2010	$13.167	$14.613	0
	2011	$14.613	$15.508	0
	2012	$15.508	$17.443	0
	2013	$17.443	$20.311	0
	2014	$20.311	$20.656	0
	2015	$20.656	$21.347	0
UIF Growth Portfolio, Class I
	2006	$12.029	$12.187	1,643
	2007	$12.187	$14.455	1,371
	2008	$14.455	$7.147	1,419
	2009	$7.147	$11.514	1,257
	2010	$11.514	$13.766	1,097
	2011	$13.766	$13.022	1,003
	2012	$13.022	$14.492	1,003
	2013	$14.492	$20.883	382
	2014	$20.883	$21.614	365
	2015	$21.614	$23.606	290
UIF Growth Portfolio, Class II
	2006	$11.977	$12.100	0
	2007	$12.100	$14.323	0
	2008	$14.323	$7.059	0
	2009	$7.059	$11.345	0
	2010	$11.345	$13.536	0
	2011	$13.536	$12.772	0
	2012	$12.772	$14.175	0
	2013	$14.175	$20.376	0
	2014	$20.376	$21.036	0
	2015	$21.036	$22.920	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
UIF Mid Cap Growth Portfolio, Class II
	2006	$10.000	$9.759	0
	2007	$9.759	$11.642	0
	2008	$11.642	$6.025	0
	2009	$6.025	$9.226	0
	2010	$9.226	$11.875	0
	2011	$11.875	$10.727	0
	2012	$10.727	$11.324	0
	2013	$11.324	$15.150	0
	2014	$15.150	$15.014	0
	2015	$15.014	$13.735	0
UIF Small Company Growth Portfolio, Class II
	2006	$17.156	$18.672	0
	2007	$18.672	$18.705	0
	2008	$18.705	$10.841	0
	2009	$10.841	$15.470	0
	2010	$15.470	$19.053	0
	2011	$19.053	$16.925	0
	2012	$16.925	$18.891	0
	2013	$18.891	$31.496	0
	2014	$31.496	$26.400	0
	2015	$26.400	$23.174	0
UIF U.S. Real Estate Portfolio, Class II
	2006	$21.613	$28.957	510
	2007	$28.957	$23.307	510
	2008	$23.307	$14.048	510
	2009	$14.048	$17.565	510
	2010	$17.565	$22.140	487
	2011	$22.140	$22.765	0
	2012	$22.765	$25.612	0
	2013	$25.612	$25.360	0
	2014	$25.360	$31.940	0
	2015	$31.940	$31.679	0
Van Kampen LIT Money Market Portfolio – Class II
	2006	$9.753	$9.887	0
	2007	$9.887	$10.049	0
	2008	$10.049	$9.953	0
	2009	$9.953	$9.696	0

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.50% and an administrative expense charge of 0.19%.

PA195-4

The Putnam Allstate Advisor Variable Annuities

(Advisor, Advisor Plus, Advisor Preferred)

Allstate Life Insurance Company

Street Address: 5801 SW 6th Ave., Topeka, KS 66606-0001

Mailing Address: P.O. Box 758560, Topeka, KS 66675-8560

Telephone Number: 1-800-390-1277

Fax Number: 1-785-228-4568

Prospectus dated April 29, 2016

Allstate Life Insurance Company (“Allstate Life”) has offered the following individual and group flexible premium deferred variable annuity contracts (each, a “Contract”):

•  Putnam Allstate Advisor

• Putnam Allstate Advisor Plus

•  Putnam Allstate Advisor Preferred

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. The Contracts are no longer offered for new sales.

Each Contract currently offers several investment alternatives (“investment alternatives”). The investment alternatives include fixed account options (“Fixed Account Options”), depending on the Contract, and variable sub-accounts (“Variable Sub-Accounts”) of the Allstate Financial Advisors Separate Account I (“Variable Account”). Each Variable Sub-Account invests exclusively in the Class IB shares of one of the following underlying fund portfolios (“Funds”) of the Putnam Variable Trust:

Putnam VT American Government Income Fund – Class IB

Putnam VT Capital Opportunities Fund – Class IB

Putnam VT Diversified Income Fund – Class IB

Putnam VT Equity Income Fund – Class IB

Putnam VT George Putnam Balanced Fund – Class IB

Putnam VT Global Asset Allocation Fund – Class IB

Putnam VT Global Equity Fund – Class IB

Putnam VT Global Health Care Fund – Class IB

Putnam VT Global Utilities Fund – Class IB

Putnam VT Growth and Income Fund – Class IB

Putnam VT Growth Opportunities Fund – Class IB

Putnam VT High Yield Fund – Class IB

Putnam VT Income Fund – Class IB

Putnam VT International Equity Fund – Class IB

Putnam VT International Growth Fund – Class IB

Putnam VT International Value Fund – Class IB

Putnam VT Investors Fund – Class IB

Putnam VT Multi-Cap Value Fund – Class IB

Putnam VT Government Money Market Fund – Class IB

Putnam VT Multi-Cap Growth Fund – Class IB

Putnam VT Research Fund – Class IB

Putnam VT Small Cap Value Fund – Class IB

Putnam VT Voyager Fund – Class IB

For Putnam Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract value (“Contract Value”) a credit enhancement (“Credit Enhancement”) equal to 4% of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.

We (Allstate Life) have filed a Statement of Additional Information, dated April 29, 2016, with the Securities and Exchange Commission (“SEC”). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 45 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC’s Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC’s Web site.

IMPORTANT NOTICES

The Securities and Exchange Commission has not approved or disapproved the securities described in this prospectus, nor has it passed on the accuracy or the adequacy of this prospectus. Anyone who tells you otherwise is committing a federal crime.

The Contracts may be distributed through broker-dealers that have relationships with banks or other financial institutions or by employees of such banks. However, the Contracts are not deposits or obligations of, or guaranteed by such institutions or any federal regulatory agency. Investment in the Contracts involves investment risks, including possible loss of principal.

The Contracts are not FDIC insured.

(i)

Important Terms

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term.

Page
Accumulation Phase	6
Accumulation Unit	9, 14
Accumulation Unit Value	9, 14
Allstate Life (“we”)	Cover, 34
Annuitant	10
Automatic Additions Program	12
Automatic Fund Rebalancing Program	19
Beneficiary	10
Cancellation Period	3, 13
*Contract	3
Contract Anniversary	4
Contract Owner (“you”)	6, 10
Contract Value	14, 23
Contract Year	4
Credit Enhancement	2, 12
Dollar Cost Averaging Program	19
Due Proof of Death	29
Earnings Protection Death Benefit Option	3, 30
Enhanced Beneficiary Protection Option	3, 30
Excess of Earnings Withdrawal	30
Fixed Account Options	16
Free Withdrawal Amount	21

Funds	Cover, 15, 34
Guarantee Period	16
Income Base	4, 27
Income Plan	24
In-Force Earnings	30
In-Force Premium	30
Investment Alternatives	4, 15. 16, 17
Issue Date	6
Maximum Anniversary Value	29
Payout Phase	6
Payout Start Date	6, 22
Retirement Income Guarantee Rider	4, 27
Rider Application Date	3
Rider Date	27
Right to Cancel	3, 13
SEC	Cover
Settlement Value	29
Standard Fixed Account Option	16
Systematic Withdrawal Program	23
Valuation Date	12
Variable Account	Cover, 34
Variable Sub-Account	Cover, 15

* In certain states these Contracts were available only as group Contracts. If you purchased a group Contract, we issued you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to “Contract” in this prospectus include certificates, unless the context requires otherwise. References to “Contract” also include all three Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

1

Overview of Contracts

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

•  The Putnam Allstate Advisor Contract has a mortality and expense risk charge of 1.25%, an annual contract maintenance charge of $30, a withdrawal charge of up to 7% with a 7-year withdrawal charge period.

• The Putnam Allstate Advisor Plus Contract offers a 4% Credit Enhancement on purchase payments, a higher mortality and expense risk charge (1.60%), no contract maintenance charge, a higher withdrawal charge (up to 8%) with a longer withdrawal charge period (8 years).

•  The Putnam Allstate Advisor Preferred Contract has a higher mortality and expense risk charge (1.65%), no contract maintenance charge, a lower withdrawal charge (up to 2%) with a shorter withdrawal charge period (2 years).

Other differences among the Contracts relate to the minimum initial purchase payment, the maximum age of Contract Owners and Annuitants, available Fixed Account Options and available withdrawal charge waivers. For a side-by-side comparison of these differences, please turn to Appendix A of this prospectus.

2

 The Contracts at a Glance

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

Flexible Payments

We are no longer offering new Contracts.

You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $500 ($50 for automatic payments). We may limit the amount of any additional purchase payment to a maximum of $1,000,000. You must maintain a minimum Contract Value of $1,000.

For Putnam Allstate Advisor Plus Contracts, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of such purchase payment.

Right to Cancel

You may cancel your Contract within 20 days of receipt or any longer period as your state may require (“Cancellation Period”). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the Variable Account, including the deduction of mortality and expense risk charges. If you exercise your Right to Cancel the Contract, the amount we refund to you will not include any Credit Enhancement. The amount you receive will be less applicable federal and state income tax withholding. See “Right to Cancel” for details.

Expenses

Each Fund pays expenses that you will bear indirectly if you invest in a Variable Sub-Account. You also will bear the following expenses:

Putnam Allstate Advisor Contracts

• Annual mortality and expense risk charge equal to 1.25% of average daily net assets.

• Annual contract maintenance charge of $30 (waived in certain cases)

• Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn (with certain exceptions)

Putnam Allstate Advisor Plus Contracts

• Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

• Withdrawal charges ranging from 0% to 8% of purchase payments withdrawn (with certain exceptions)

Putnam Allstate Advisor Preferred Contracts

• Annual mortality and expense risk charge equal to 1.65% of average daily net assets.

• Withdrawal charges ranging from 0% to 2% of purchase payments withdrawn (with certain exceptions)

All Contracts

•  If you select the Enhanced Beneficiary Protection Option you would pay an additional mortality and expense risk charge of 0.15%.

• If you select the Earnings Protection Death Benefit Option you would pay an additional mortality and expense risk charge of 0.20% or 0.35% (depending on the age of the oldest Owner and Annuitant on the date we receive the completed application or request to add the Option, whichever is later (“Rider Application Date”)).

3

•  We discontinued offering the Retirement Income Guarantee Rider as of January 1, 2004. If you elected the Retirement Income Guarantee Rider prior to January 1, 2004, you will pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the option you selected) of the Income Base in effect on a Contract Anniversary (“Contract Anniversary”).

• Transfer fee equal to 0.50% of the amount transferred after the 12th transfer in any Contract Year (“Contract Year”), which we measure from the date we issue your Contract or a Contract Anniversary.

• State premium tax (if your state imposes one)

Investment Alternatives

Each Contract offers several investment alternatives including:

•  a Standard Fixed Account Option* that credits interest at rates we guarantee, and

•  Variable Sub-Accounts investing in Funds offering professional money management by Putnam Investment Management, LLC.

Putnam Allstate Advisor Contracts offer 2 additional Fixed Account Options that credit interest at rates we guarantee.

To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-Accounts have performed, please call us at 1-800-390-1277.

*For Putnam Allstate Advisor Preferred Contracts (except Contracts issued in Oregon), the Standard Fixed Account Option is currently not available for new investments.

Special Services	For your convenience, we offer these special services: • Automatic Fund Rebalancing Program • Automatic Additions Program • Dollar Cost Averaging Program • Systematic Withdrawal Program
Income Payments

You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways:

•  life income with guaranteed payments

•  a joint and survivor life income with guaranteed payments

•  guaranteed payments for a specified period

•  combination life income and guaranteed payments for a specified period

•  combination joint and survivor life income and guaranteed payments for a specified period

•  life income with cash refund

•  joint life income with cash refund

•  life income with installment refund

•  joint life income with installment refund

Prior to January 1, 2004, Allstate Life offered two Retirement Income Guarantee Riders that guarantee a minimum amount of fixed income payments you can receive if you choose to annuitize your Contract.

4

Death Benefits

If you die before income payments begin, we will pay the death benefit described in the Contract. We also offer an Enhanced Beneficiary Protection Option and an Earnings Protection Death Benefit Option.

Transfers

Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less.

A charge may apply after the 12th transfer in each Contract Year.

Withdrawals

You may withdraw some or all of your Contract Value at any time during the Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply.

5

How the Contracts Work

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the “Contract Owner”) save for retirement because you can invest in your Contract’s investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the “Accumulation Phase” of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the “Issue Date”) and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Funds.

Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these “Income Plans”) described on page 24. You receive income payments during what we call the “Payout Phase” of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Funds. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

Other income payment options are also available. See “Income Payments.”

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the Beneficiary will exercise the rights and privileges provided by the Contract. See “The Contracts.” In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See “Death Benefits.”

Please call us at 1-800-390-1277 if you have any question about how the Contracts work.

6

Expense Table

The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see “Expenses,” below. For more information about Fund expenses, please refer to the accompanying prospectus for the Funds.

Contract Owner Transaction Expenses

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Contract:	Number of Complete Years Since We Received the Purchase Payment Being Withdrawn/Applicable Charge:
	0	1	2	3	4	5	6	7+
Putnam Allstate Advisor	7%	7%	6%	5%	4%	3%	2%	0%
	0	1	2	3	4	5	6	7	8+
Putnam Allstate Advisor Plus	8%	8%	8%	7%	6%	5%	4%	3%	0%
	0	1	2+
Putnam Allstate Advisor Preferred	2%	1%	0%
Annual Contract Maintenance Charge

Contract:
Putnam Allstate Advisor	$30**
Putnam Allstate Advisor Plus	none
Putnam Allstate Advisor Preferred	none
Transfer Fee	0.50% of the amount transferred***

* Each Contract Year, you may withdraw up to the Free Withdrawal Amount offered under your Contract without incurring a withdrawal charge. See “Withdrawal Charge,” for more information.

** Waived in certain cases. See “Expenses.”

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic fund rebalancing.

Variable Account Annual Expenses (as a percentage of average daily net asset value deducted from each Variable Sub-Account)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

Basic Contract (without any optional benefit)	Mortality and Expense Risk Charge	Total Variable Account Annual Expense
Putnam Allstate Advisor	1.25%	1.25%
Putnam Allstate Advisor Plus	1.60%	1.60%
Putnam Allstate Advisor Preferred	1.65%	1.65%

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

Enhanced Beneficiary Protection Option	0.15% (up to 0.25% for Options added in the future)
Earnings Protection Death Benefit Option (issue age 0-65)	0.20% (up to 0.30% for Options added in the future)
Earnings Protection Death Benefit Option (issue age 66-75)	0.35% (up to 0.50% for Options added in the future)

If you select the Options with the highest possible combination of mortality and expense risk charges, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the Enhanced Beneficiary Protection Option, and Earnings Protection Death Benefit Option (issue age 66-75)	Mortality and Expense Risk Charge*	Total Variable Account Annual Expense
Putnam Allstate Advisor	1.75%	1.75%
Putnam Allstate Advisor Plus	2.10%	2.10%
Putnam Allstate Advisor Preferred	2.15%	2.15%

* As described above the mortality and expense charge for certain Options may be higher for future Contracts. However, we will not increase the charge for an Option once we add the Option to your Contract.

Retirement Income Guarantee Rider Expenses*

If you selected a Retirement Income Guarantee Rider, you will pay an additional fee at the annual rate of 0.05% or 0.30% (depending on the Option you selected) of the Income Base in effect on a Contract Anniversary. See “Retirement Income Guarantee Riders” for details.

* We discontinued offering the Retirement Income Guarantee Rider as of January 1, 2004. Fees shown apply to Contract Owners who selected the Rider prior to January 1, 2004.

7

Fund Annual Expenses

The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. Putnam Investment Management, LLC may have agreed to waive its fees for certain Funds and/or reimburse Fund expenses in order to keep the Funds’ expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Fund’s fees and expenses appears in the prospectus for the Funds.

	Minimum	Maximum
Total Annual Fund Operating Expenses(1) (expenses that are deducted from Fund assets, which may include management fees, distribution and/or services (12b-1) fees, and other expenses)	0.68%	1.54%

(1) Expenses are shown as a percentage of Fund average daily net assets (before any waiver or reimbursement) as of December 31, 2015.

Example 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Fund fees and expenses. The Example shows the dollar amount of expenses that you would bear directly or indirectly if you:

•  invested $10,000 in the Contract for the time periods indicated,

•  earned a 5% annual return on your investment,

•  surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period,

• elected the Enhanced Beneficiary Protection Option,

• elected the Earnings Protection Death Benefit Option (assuming age of oldest Contract Owner or Annuitant is over age 65, and both are age 75 or younger on the Rider Application Date), and

•  elected Retirement Income Guarantee Rider 2 (assuming Income Base B prior to January 1, 2004).

The example does not include any taxes or tax penalties you may be required to pay if you surrender your Contract.

The first line of the example assumes that the maximum fees and expenses of any of the Funds are charged. The second line of the example assumes that the minimum fees and expenses of any of the Funds are charged. Your actual expenses may be higher or lower than those shown below.

	Putnam Allstate Advisor				Putnam Allstate Advisor Plus				Putnam Allstate Advisor Preferred
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 979	$ 1,680	$ 2,317	$ 4,097	$ 1,095	$ 1,940	$ 2,632	$ 4,360	$ 590	$ 1,274	$ 2,145	$ 4,401
Costs Based on Minimum Annual Portfolio Expenses	$ 896	$ 1,433	$ 1,914	$ 3,334	$ 1,012	$ 1,696	$ 2,237	$ 3,625	$ 507	$ 1,031	$ 1,750	$ 3,669

Example 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.

	Putnam Allstate Advisor				Putnam Allstate Advisor Plus				Putnam Allstate Advisor Preferred
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Costs Based on Maximum Annual Portfolio Expenses	$ 384	$ 1,170	$ 1,977	$ 4,097	$ 415	$ 1,260	$ 2,122	$ 4,360	$ 420	$ 1,274	$ 2,145	$ 4,401
Costs Based on Minimum Annual Portfolio Expenses	$ 301	$ 923	$ 1,574	$ 3,334	$ 332	$ 1,016	$ 1,727	$ 3,625	$ 337	$ 1,031	$ 1,750	$ 3,669

Please remember that you are looking at examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples reflect the Free Withdrawal Amounts if applicable, and the deduction of the annual contract maintenance charge of $30 each year for Putnam Allstate Advisor Contracts. The Examples do not assume that any Fund expense waivers or reimbursement arrangements are in effect for the periods presented. The above Examples assume you have selected the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option (assuming oldest Contract Owner or Annuitant is over age 65, and both are age 75 or younger on the Rider Application Date), and the Retirement Income Guarantee Rider 2 (prior to January 1, 2004) and that Income Base B is applied. If any or all of these features were not elected, the expense figures shown above would be slightly lower.

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Financial Information

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the “Accumulation Unit.” Each Variable Sub-Account has a separate value for its Accumulation Units we call “Accumulation Unit Value.” Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the Contracts appear in Appendix B and in the Statement of Additional Information.

9

The Contracts

CONTRACT OWNER

Each Contract is an agreement between you, the Contract Owner, and Allstate Life, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

•  the investment alternatives during the Accumulation and Payout Phases,

•  the amount and timing of your purchase payments and withdrawals,

•  the programs you want to use to invest or withdraw money,

•  the income payment plan you want to use to receive retirement income,

•  the Annuitant (either yourself or someone else) on whose life the income payments will be based,

•  the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract Owner or the Annuitant dies, and

• any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die, any surviving joint Contract Owner or, if none, the Beneficiary will exercise the rights and privileges provided to them by the Contract.

The Contract cannot be jointly owned by both a non-living person and a living person. If the Contract Owner is a grantor trust, the Contract Owner will be considered a non-living person for purposes of the “Death of Owner” and “Death of Annuitant” provisions of your Contract. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is as follows:

•  90 – Putnam Allstate Advisor

•  85 – Putnam Allstate Advisor Plus

•  90 – Putnam Allstate Advisor Preferred

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Contract Owner on the date we receive the completed application or request to add the Option, whichever is later (“Rider Application Date”) is currently 75.

The Contract can also be purchased as part of a qualified plan. A qualified plan is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term “Qualified Contract” to refer to a Contract issued with a qualified plan.

Except for certain retirement plans, you may change the Contract Owner at any time. Once we have received a satisfactory written request for a change of Contract Owner, the change will take effect as of the date you signed it. We are not liable for any payment we make or other action we take before receiving any written request for a change from you.

Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under qualified plans. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

ANNUITANT

The Annuitant is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). You may name a new Annuitant only upon the death of the current Annuitant and before the Payout Start Date. If the Annuitant dies prior to the Payout Start Date, and the Contract Owner does not name a new Annuitant, the new Annuitant will be the youngest Contract Owner, otherwise, the youngest Beneficiary. You may designate a joint Annuitant, who is a second person on whose life income payments depend, at the time you select an Income Plan. The maximum age of any Annuitant on the date we receive the completed application for each Contract is as follows:

•  90 – Putnam Allstate Advisor

•  85 – Putnam Allstate Advisor Plus

•  90 – Putnam Allstate Advisor Preferred

If you select the Enhanced Beneficiary Protection Option or Earnings Protection Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 75.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant’s life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

BENEFICIARY

You may name one or more primary and contingent Beneficiaries when you apply for a Contract. The primary Beneficiary is the person who may elect to receive the death benefit or become the new Contract Owner, subject to the Death of Owner provisions in

10

your Contract, if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the primary Beneficiary will receive any guaranteed income payments scheduled to continue.

A contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the primary Beneficiary if all named primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries by providing us with a written request. Once we accept the written request, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving primary or contingent Beneficiaries when the death benefit becomes payable, the new Beneficiary will be:

•  your spouse or, if he or she is no longer alive,

•  your surviving children equally, or if you have no surviving children,

•  your estate.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation or other type of non-living person, all Beneficiaries will be considered to be non-living persons.

Unless you have provided directions to the contrary, the Beneficiaries will take equal shares. If there is more than one Beneficiary in a class (e.g., more than one primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner, the remaining Beneficiaries in that class will divide the deceased Beneficiary’s share in proportion to the original share of the remaining Beneficiaries.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

If there is more than one Beneficiary taking shares of the death benefit, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death benefit. Each Beneficiary will exercise all rights related to his or her share of the death benefit, including the sole right to select a payout option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the payout option chosen by the original Beneficiary.

MODIFICATION OF THE CONTRACT

Only an Allstate Life officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

No Contract Owner has a right to assign any interest in a Contract as collateral or security for a loan. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. You should consult with an attorney before trying to assign your Contract.

11

Purchases

MINIMUM PURCHASE PAYMENTS

The minimum initial purchase payment for each Contract is $10,000.

The minimum initial purchase payment for Qualified Contracts is $500 for Putnam Allstate Advisor Contracts ($10,000 for Putnam Allstate Advisor Plus and Putnam Allstate Advisor Preferred Contracts). All subsequent purchase payments under a Contract must be $500 or more ($50 for automatic payments). You may make purchase payments at any time prior to the Payout Start Date; however, additional payments may be limited in some states. Please consult with your representative for details. The most we accept without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of $50 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The Automatic Additions Program is not available for making purchase payments into the 6 or 12 Month Dollar Cost Averaging Options (for Putnam Allstate Advisor Contracts only).

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-390-1277.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term “business day” to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as “Valuation Dates.” Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern Time (3:00 p.m. Central Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to any purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CREDIT ENHANCEMENT

(Putnam Allstate Advisor Plus Contracts only)

Each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment. If you exercise your Right to Cancel the Contract, the amount we refund to you will not include any Credit Enhancement. See “Right to Cancel” below for details. The Putnam Allstate Advisor Plus Contract may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the corresponding purchase payment. For purposes of determining the death benefit and the amount applied to an Income Plan, Credit Enhancements will be included with purchase payments. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See “Expenses.” Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

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RIGHT TO CANCEL

You may cancel your Contract by returning it to us within the Cancellation Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. You may return it by delivering it or mailing it to us. If you exercise this “Right to Cancel,” the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code Section 408(b), we will refund the greater of any purchase payment or the Contract Value. The amount you receive will be less applicable federal and state income tax withholding.

For Putnam Allstate Advisor Plus Contracts, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Cancellation Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement or the amount of charges deducted prior to cancellation but will reflect, except in states where we are required to return the amount of your purchase payments, any investment gain or loss, including the deduction of mortality and expense risk charges, associated with your Variable Account purchase payments and with the Credit Enhancement. We reserve the right to allocate your purchase payments to the Putnam VT Government Money Market Variable Sub-Account during the Cancellation Period.

13

Contract Value

On the Issue Date, the Contract Value is equal to:

•  your initial purchase payment for Putnam Allstate Advisor Contracts

•  your initial purchase payment plus the Credit Enhancement for Putnam Allstate Advisor Plus Contracts

•  your initial purchase payment for Putnam Allstate Advisor Preferred Contracts

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. For Putnam Allstate Advisor Plus Contracts, we also would credit you with an additional 40 Accumulation Units of the Variable Sub-Account to reflect the 4% Credit Enhancement on your purchase payment. See “Credit Enhancement.” Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

• changes in the share price of the Fund in which the Variable Sub-Account invests, and

• the deduction of amounts reflecting the mortality and expense risk charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine withdrawal charges, Retirement Income Guarantee charges (if applicable), transfer fees, and contract maintenance charges (if applicable) separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine separate sets of Accumulation Unit Values for each Contract that reflect the cost of the Enhanced Beneficiary Protection Option, the Earnings Protection Death Benefit Option, and the Enhanced Beneficiary Protection Option together with the Earnings Protection Death Benefit Option.

You should refer to the prospectus for the Fund for a description of how the assets of each such Fund are valued, since that determination directly bears on the Accumulation Unit Value of the corresponding Variable Sub-Account and, therefore, your Contract Value.

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Investment Alternatives: The Variable Sub-Accounts

You may allocate your purchase payments to various Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Fund. Each Fund has its own investment objective(s) and policies. We briefly describe the Funds below.

For more complete information about each Fund, including expenses and risks associated with each such Fund, please refer to the prospectus for the Fund. We will mail you a prospectus for each Fund related to the Variable Sub-Accounts to which you allocate your purchase payments.

You should carefully consider the investment objectives, risks, charges and expenses of the investment alternatives when making an allocation to the Variable Sub-Accounts. To obtain any or all of the Fund prospectuses, please contact us at 1-800-390-1277.

Fund:	Each Fund Seeks:
Putnam VT American Government Income Fund – Class IB	High current income with preservation of capital as its secondary objective.
Putnam VT Capital Opportunities Fund – Class IB	Long-term growth of capital.
Putnam VT Diversified Income Fund – Class IB	As high a level of current income as Putnam Management believes is consistent with preservation of capital.
Putnam VT Equity Income Fund – Class IB	Capital growth and current income.
Putnam VT Global Asset Allocation Fund – Class IB	Long-term return consistent with the preservation of capital.
Putnam VT Global Equity Fund – Class IB	Capital appreciation.
Putnam VT Global Health Care Fund – Class IB	Capital appreciation.
Putnam VT Global Utilities Fund – Class IB	Capital growth and current income.
Putnam VT Growth and Income Fund – Class IB	Capital growth and current income.
Putnam VT Growth Opportunities Fund – Class IB	Capital appreciation.
Putnam VT High Yield Fund – Class IB	High current income. Capital growth is a secondary goal when consistent with achieving high current income.
Putnam VT Income Fund – Class IB	High current income consistent with what Putnam Management believes to be prudent risk.
Putnam VT International Equity Fund – Class IB	Capital appreciation.
Putnam VT International Growth Fund	Long-term capital appreciation.
Putnam VT International Value Fund	Capital growth. Current income is a secondary objective.
Putnam VT Investors Fund – Class IB	Long-term growth of capital and any increased income that results from this growth.
Putnam VT Multi-Cap Value Fund – Class IB	Capital appreciation, and as a secondary objective, current income.
Putnam VT Government Money Market Fund – Class IB(1) (formerly Putnam VT Money Market Fund – Class IB)	As high a rate of current income as Putnam Management believes is consistent with preservation of capital and maintenance of liquidity.
Putnam VT Multi-Cap Growth Fund – Class IB	Long-term capital appreciation.
Putnam VT Research Fund – Class IB	Capital appreciation.
Putnam VT Small Cap Value Fund – Class IB	Capital appreciation.
Putnam VT George Putnam Balanced Fund – Class IB	A balanced investment composed of a well diversified portfolio of stocks and bonds, which produce both capital growth and current income.
Putnam VT Voyager Fund – Class IB	Capital appreciation.

(1) Effective April 30, 2016, the Putnam VT Money Market Fund intends to implement several changes to enable it to operate as a government money market fund. In addition, the name of the Fund will change to Putnam VT Government Money Market Fund.

Amounts you allocate to Variable Sub-Accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Funds in which those Variable Sub-Accounts invest. You bear the investment risk that the Funds might not meet their investment objectives. Shares of the Funds are not deposits, or obligations of, or guaranteed or endorsed by any bank and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.

Variable insurance portfolios might not be managed by the same portfolio managers who manage retail mutual funds with similar names. These portfolios are likely to differ from similarly named retail mutual funds in assets, cash flow, and tax matters. Accordingly, the holdings and investment results of a variable insurance portfolio can be expected to be higher or lower than the investment results of a similarly named retail mutual fund.

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Investment Alternatives: The Fixed Account Options

You may allocate all or a portion of your purchase payments to the Fixed Account. The Fixed Account Options available under each Contract are as follows:

	Advisor	Advisor Plus	Advisor Preferred
Standard Fixed Account Option	Yes	Yes	No *
6 Month Dollar Cost Averaging Option	Yes	No	No
12 Month Dollar Cost Averaging Option	Yes	No	No

* The Standard Fixed Account Option is available with Contracts issued in Oregon.

We may offer additional Fixed Account Options in the future. We will credit a minimum annual interest rate of 3% to money you allocate to any of the Fixed Account Options available under your Contract. The Fixed Account Options may not be available in all states. In addition, Allstate Life may limit the availability of the Standard Fixed Account Option. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

(Putnam Allstate Advisor Contracts only)

The Dollar Cost Averaging Fixed Account Options are two of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 19. These options allow you to allocate purchase payments to the Fixed Account either for up to 6 months (the “6 Month Dollar Cost Averaging Option”) or for up to 12 months (the “12 Month Dollar Cost Averaging Option”). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Standard Fixed Account Option described below.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to other investment alternatives in equal installments. For each purchase payment, the first transfer from the 6 or 12 Month Dollar Cost Averaging Option will be made the next business day after we receive the purchase payment. If we do not receive an allocation instruction from you when we receive the purchase payment, the purchase payment plus associated interest will be transferred to the Putnam VT Government Money Market Fund – Class IB in equal monthly installments within the selected transfer period until we have received a different allocation instruction. At the end of the applicable 6 or 12 month period, we will transfer any remaining amounts in the 6 or 12 Month Dollar Cost Averaging Options to the Putnam VT Government Money Market Fund – Class IB unless you request a different investment alternative. Transfers out of the 6 or 12 Month Dollar Cost Averaging Options do not count towards the 12 transfers you can make without paying a transfer fee.

You may not transfer money from other investment alternatives to either the 6 or 12 Month Dollar Cost Averaging Options. You may not use the Automatic Additions Program to make purchase payments into the 6 or 12 Month Dollar Cost Averaging Fixed Account Options.

The 6 or 12 Month Dollar Cost Averaging Options may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION

Each purchase payment or transfer allocated to a Guarantee Period included in the Standard Fixed Account Option earns interest at a specified rate that we guarantee for a period of years. For Putnam Allstate Advisor Plus Contracts each purchase payment plus the appropriate portion of the Credit Enhancement allocated to the Standard Fixed Account Option earns interest at the current rate in effect at the time of allocation.

We are currently offering Guarantee Periods of 1, 5 and 7 years in length for Putnam Allstate Advisor and Putnam Allstate Advisor Plus Contracts. For Putnam Allstate Advisor Preferred Contracts (except Contracts issued in Oregon), we are currently not offering the Standard Fixed Account Option. Existing investments in the Standard Fixed Account Option are not affected by this change. At the end of the 1-year Guarantee Period, a renewal rate will be declared as described below. In the future we may offer Guarantee Periods of different lengths or stop offering some Guarantee Periods. You select a Guarantee Period for each purchase payment or transfer. If you do not select a Guarantee Period, we will assign the same period(s) you selected for your most recent purchase payment(s). If we no longer offer that period length, then we will allocate the purchase payment or transfer to a new Guarantee Period with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period, then we will allocate the purchase payment or transfer to a new Guarantee Period of the shortest term we are offering at that time. After the end of each Guarantee Period, we will guarantee a 1-year renewal rate. We will credit interest daily to each amount allocated to a Guarantee Period at a rate that compounds to the annual interest rate that we declared at the beginning of the applicable Guarantee Period or on the renewal date.

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Investment Alternatives: Transfers

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. We do not permit transfers into any Dollar Cost Averaging Fixed Account Option. For Putnam Allstate Advisor Preferred Contracts (except Contracts issued in Oregon), we currently do not permit transfers into the Standard Fixed Account Options. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make 12 transfers per Contract Year without charge. A transfer fee equal to 0.50% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year.

The minimum amount that you may transfer from the Standard Fixed Account Option or a Variable Sub-Account is $100 or the total remaining balance in the Standard Fixed Account Option or the Variable Sub-Account, if less. These limitations do not apply to the 6-month or 12-month Dollar Cost Averaging Fixed Account Options.

The most you can transfer from the Standard Fixed Account Option during any Contract Year is the greater of (i) 30% of the Standard Fixed Account Option balance as of the last Contract Anniversary or (ii) the greatest dollar amount of any prior transfer from the Standard Fixed Account Option. This limitation does not apply to the Dollar Cost Averaging Program. Also, if the interest rate on any renewed Guarantee Period is at least one percentage point less than the previous interest rate for that Guarantee Period, you may transfer up to 100% of the monies receiving that reduced rate within 60 days of the notification of the interest rate decrease.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year. You may not convert any portion of your fixed income payments into variable income payments. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments.

TELEPHONE OR ELECTRONIC TRANSFERS

You may make transfers by telephone by calling 1-800-390-1277. The cut off time for telephone transfer requests is 3:00 p.m. Central time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING

The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Fund and raise its expenses, which can impair Fund performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Funds also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Fund, we will impose the trading limitations as described below under “Trading Limitations.”

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Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS

We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

• we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Fund or otherwise would be to the disadvantage of other Contract Owners; or

•  we are informed by one or more of the Funds that they intend to restrict the purchase, exchange, or redemption of Fund shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Fund shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

•  the total dollar amount being transferred, both in the aggregate and in the transfer request;

•  the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

•  whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Funds that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

• whether the manager of the underlying Fund has indicated that the transfers interfere with Fund management or otherwise adversely impact the Fund; and

•  the investment objectives and/or size of the Variable Sub-Account underlying Fund.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Fund may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES

The underlying Funds are authorized by SEC regulation to adopt and impose redemption fees if a Fund’s Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Fund. The Fund will set the parameters relating to the redemption fee and such parameters may vary by Fund. If a Fund elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Fund. Please consult the Fund’s prospectus for more complete information regarding the fees and charges associated with each Fund.

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DOLLAR COST AVERAGING PROGRAM

You may automatically transfer a set amount from any Variable Sub-Account or from any Fixed Account Option available under your Contract to any of the other Variable Sub-Accounts through our Dollar Cost Averaging Program. The Program is available only during the Accumulation Phase. Also see Dollar Cost Averaging Fixed Account Options on page 16.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market.

AUTOMATIC FUND REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Fund Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the Putnam VT Income Variable Sub-Account and 60% to be in the Putnam Global Equity Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Putnam VT Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the Putnam VT Income Variable Sub-Account for the appropriate Contract(s) and use the money to buy more units in the Putnam VT Global Equity Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the Automatic Fund Rebalancing Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee. We may sometimes refer to this Program as the “Putnam Automatic Rebalancing Program.”

Fund rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

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Expenses

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

(Putnam Allstate Advisor Contracts only)

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $30 contract maintenance charge from your assets invested in the Putnam VT Government Money Market Variable Sub-Account. If there are insufficient assets in that Variable Sub-Account, we will deduct the balance of the charge proportionally from the other Variable Sub-Accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge if:

•  your total Contract Value is $50,000 or more on a Contract Anniversary or on the Payout Start Date, or

•  all of your money is allocated to the Fixed Account Options on a Contract Anniversary or all income payments are fixed income payments.

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. The annual rate of the charge is:

•  1.25% for Putnam Allstate Advisor Contracts

•  1.60% for Putnam Allstate Advisor Plus Contracts

•  1.65% for Putnam Allstate Advisor Preferred Contracts

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the Putnam Allstate Advisor Plus Contracts. If the charges under the Contract are not sufficient, then Allstate Life will bear the loss. If you select the Enhanced Beneficiary Protection Option, the mortality and expense risk charge will include an additional 0.15% for the Option. If you select the Earnings Protection Death Benefit Option, the mortality and expense risk charge will include an additional 0.20% for the Option if, on the Rider Application Date, both the oldest Contract Owner and Annuitant are age 65 or younger, and an additional 0.35% for the Option if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. We charge the additional fees for the Enhanced Beneficiary Protection Option and the Earnings Protection Death Benefit Option to compensate us for the additional risk that we accept by providing the Options.

Allstate Life reserves the right to raise the Enhanced Beneficiary Protection Option charge to up to 0.25%. Allstate Life reserves the right to raise the charge for the Earnings Protection Death Benefit Option to up to 0.30% if, on the Rider Application Date, the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, and to up to 0.50% if, on the Rider Application Date, either the oldest Contract Owner or Annuitant is over age 65 and both are 75 or younger. However, once the Enhanced Beneficiary Protection Option or the Earnings Protection Death Benefit Option is in effect, Allstate Life cannot change the fee that applies to your Contract for such Option, except upon a spousal continuation of the Contract, as described under “Death Benefit Payments.”

We guarantee the mortality and expense risk charge and we cannot increase it. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

RETIREMENT INCOME GUARANTEE RIDER CHARGE

We impose a separate charge for each Retirement Income Guarantee Rider. The charges equal, on an annual basis, 0.05% of the income base for Retirement Income Guarantee Rider 1 and 0.30% of the income base for Retirement Income Guarantee Rider 2. See “Retirement Income Guarantee Riders” for details.

TRANSFER FEE

We impose a fee upon transfers in excess of 12 during any Contract Year. The fee is equal to 0.50% of the dollar amount transferred. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Fund Rebalancing Program.

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WITHDRAWAL CHARGE

We may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the charge applicable for each Contract appears on page 7. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower. The Contracts differ in the following respects:

Putnam Allstate Advisor Contracts Under Putnam Allstate Advisor Contracts, you can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is the greater of earnings not previously withdrawn, or 15% of your total purchase payments. Unused portions of this 15% “Free Withdrawal Amount” are not carried forward to future Contract Years.

Putnam Allstate Advisor Plus Contracts Under Putnam Allstate Advisor Plus Contracts, you can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% “Free Withdrawal Amount” are not carried forward to future Contract Years. Credit Enhancements are not considered Purchase Payments when determining the Free Withdrawal Amount.

Putnam Allstate Advisor Preferred Contracts Under Putnam Allstate Advisor Preferred Contracts, you can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount is 15% of total purchase payments. Unused portions of this 15% “Free Withdrawal Amount” are not carried forward to future Contract Years.

All Contracts

We will deduct withdrawal charges, if applicable, from the amount paid. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. We will not deduct a withdrawal charge when you have withdrawn all purchase payments. However, for federal income tax purposes, earnings are considered to come out first, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

• on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months);

•  the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

•  withdrawals taken to satisfy IRS minimum distribution rules for the Contract; or

•  withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the Putnam Allstate Advisor Plus Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

THE FOLLOWING WAIVERS ARE AVAILABLE FOR PUTNAM ALLSTATE ADVISOR AND PUTNAM ALLSTATE ADVISOR PLUS CONTRACTS ONLY.

Confinement Waiver.    We will waive the withdrawal charge on any withdrawal taken prior to the Payout Start Date under your Contract if the following conditions are satisfied:

1.    you or the Annuitant, if the Contract Owner is not a living individual, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must enter the long term care facility or hospital at least 30 days after the Issue Date,

2.    we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant’s stay at the long term care facility or hospital, and

3.    a physician must have prescribed the stay and the stay must be medically necessary (as defined in the Contract).

Terminal Illness Waiver.    We will waive the withdrawal charge on any withdrawal under your Contract taken prior to the Payout Start Date if:

1.    you or the Annuitant, if the Contract Owner is not a living individual, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2.    you provide adequate proof of diagnosis to us before or at the time you request the withdrawal.

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Unemployment Waiver.    We will waive the withdrawal charge on one partial or full withdrawal from your Contract prior to the Payout Start Date, if you meet the following requirements:

1.    you or the Annuitant, if the Contract Owner is not a living individual, become unemployed at least one year after the Issue Date,

2.    you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3.    you or the Annuitant claim this benefit within 180 days of your or the Annuitant’s initial receipt of unemployment compensation.

Before we will waive any withdrawal charges, you must give us Due Proof prior to, or at the time of, the withdrawal request, that you or the Annuitant have been unemployed and have been granted Unemployment Compensation for at least 30 consecutive days.

“Unemployment Compensation” means unemployment compensation received from a unit of state or federal government in the U.S. “Due Proof” includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once before the Payout Start Date.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers. THESE WAIVERS ARE NOT AVAILABLE FOR PUTNAM ALLSTATE ADVISOR PREFERRED CONTRACTS.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not need to pay our withdrawal charge because of these waivers, you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax adviser to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 3.5%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

OTHER EXPENSES

Each Fund deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Fund whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectus for the Funds. For a summary of maximum and minimum Fund annual expenses, see page 8. Allstate Life or the principal underwriter of the Contracts, Allstate Distributors, L.L.C. (“Allstate Distributors”) receives compensation from the Funds’ investment adviser, distributor, or their affiliates for administrative, distribution (12b-1), or other services Allstate Distributors or we provide to the Funds. We collect this compensation under agreement between us and the Portfolio’s investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

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Access to Your Money

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See “Income Plans” on page 24.

The amount payable upon withdrawal is the Contract Value next computed after we receive the request for a withdrawal at our home office, less any applicable withdrawal charges, income tax withholding, penalty tax, any applicable contract maintenance charge, any applicable Retirement Income Guarantee Rider fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable withdrawal charge and premium taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time. Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

WRITTEN REQUESTS AND FORMS IN GOOD ORDER.

Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in “good order.” Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1.    The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.    An emergency exists as defined by the SEC, or

3.    The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 1-800-390-1277 for more information. Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Option(s) available under your Contract, systematic withdrawals may reduce or even exhaust the Contract Value. Please consult your tax adviser before taking any withdrawal.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce the Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less withdrawal and other charges and taxes.

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Income Payments

PAYOUT START DATE

The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be at least 30 days after the Issue Date. The anticipated Payout Start Date is the later of:

•  the Annuitant’s 99th birthday, or

•  the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An “Income Plan” is a series of payments made on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, and except as described below, you may not make withdrawals or change your choice of Income Plan.

Currently 9 Income Plans are available. Income Plans provide:

•  fixed income payments;

•  variable income payments; or

•  a combination of the two.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the “basis”. Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty.

The 9 Income Plans are:

Income Plan 1 – Life Income with Guaranteed Payments.    Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If the Annuitant dies before we have made all of the selected number of guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. In general, more guaranteed payments means that each payment will be smaller than it would have been with a shorter guarantee payment period. This payment plan does not permit withdrawals.

Income Plan 2 – Joint and Survivor Life Income with Guaranteed Payments.    Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the plan was selected, is alive. If the oldest Annuitant is age 90 or older on the Payout Start Date, then periodic payments will be made for at least 5 years. If both the Annuitant and joint Annuitant die before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher, but a reduction will take effect at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period. This payment plan does not permit withdrawals.

Income Plan 3 – Guaranteed Payments for a Specified Period.    Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant’s life. Income payments for less than 120 months may be subject to a withdrawal charge. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-Accounts supporting this Plan even though we may not bear any mortality risk. Income payments under Income Plan 3 are subject to the rules set forth in the Guaranteed Payment Plan section below.

Income Plan 4 – Combination Life Income and Guaranteed Payments for a Specified Period.     Under this plan, we make periodic income payments under two separate coverages: a life annuity and a guaranteed payment annuity. A life annuity (one that does not contain any guaranteed payment period) provides income payments over the Annuitant’s life. A guaranteed payment annuity provides income payments over a specified period. The guaranteed payment annuity portion of Income Plan 4 is subject to the rules set forth in the Guaranteed Payment Plan section below.

Income Plan 5 – Combination Joint and Survivor Life Income and Guaranteed Payments for a Specified Period.    Under this plan, we make periodic income payments under two separate coverages: a joint life and survivor annuity and a guaranteed payment annuity. A joint life and survivor annuity (one that does not contain any guaranteed payment period) provides income payments for at least as long as either the Annuitant or joint Annuitant is alive. A guaranteed payment annuity provides income payments over a specified period, and is subject to the rules set forth in the Guaranteed Payment Plan section below. On the life coverage, you may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the

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payments will remain at 100%. If you elect a reduced survivor payment plan, the payments initially will be larger, but a reduction will take effect at the death of an Annuitant.

Income Plan 6 – Life Income with Cash Refund.    Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

Income Plan 7 – Joint Life Income with Cash Refund.    Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

Income Plan 8 – Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

Income Plan 9 – Joint Life Income with Installment Refund.    Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments. This payment plan does not permit withdrawals.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, and the life annuity and joint life and survivor annuity portion of Income Plans 4 and 5, respectively, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

Guaranteed Payment Plans.    For Income Plan 3 and the guaranteed payment annuity portion of Income Plans 4 and 5 (“guaranteed payment plans”):

•  The minimum payment period you may choose is 5 years.

•  If the oldest Annuitant is under age 70, you may choose a period up to age 100 subject to a maximum of 50 years.

• If the oldest Annuitant is age 70 or over, you may choose a period up to a maximum of 30 years.

In general, the longer the guarantee period you select, the smaller each payment will be.

You may make withdrawals from a guaranteed payment plan after the Payout Start Date. You may terminate all or part of the income payments at any time and receive a lump sum equal to their present value as of the close of the Valuation Date (see Valuation Date above) on which we receive your request. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. To determine the present value of any fixed income payments being withdrawn, we discount each payment using our currently applicable interest rates. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. You may not make any withdrawals after the Payout Start Date on the life annuity portion of Income Plans 4 and 5.

During the guaranteed payment period, you may request to modify the length of the payment period. Currently, we allow you to make this change once each 365-day period. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the payment period, the new payment period must be within the original maximum and minimum period you would have been permitted to select on your original Payout Start Date. We may apply a withdrawal charge.

If you change the length of your guaranteed payment period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the guaranteed payment plan, as described above. Then we adjust the size of the remaining guaranteed payments to equal what that value would support based on those same assumptions and based on the revised guarantee period. A shorter guarantee period will generally mean that each payment is larger, while a longer guarantee period will generally mean that each payment is smaller.

Under guaranteed payment plans, we currently allow you to change the frequency of your payments. Any change in the frequency of payments takes effect on the next payment date.

Changes to either the frequency of payments or length of a guaranteed payment plan will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

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Additional Information.    We may make other Income Plans available. You may obtain information about them by writing or calling us.

You must apply at least the Contract Value in the Fixed Account on the Payout Start Date to fixed income payments. If you wish to apply any portion of your Fixed Account balance to provide variable income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Owner has not made any purchase payments for at least 2 years preceding the Payout Start Date, and the Contract Value is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

•  terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

•  reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE INCOME PAYMENTS

The amount of your variable income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments. The total amount of your variable income payments may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Funds; and (b) under some of the income plans, we make income payments only so long as an annuitant is alive or any applicable guarantee payment period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an Assumed Investment Rate (“AIR”, also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. The 6% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 5% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-Accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may elect a variable income payment stream consisting of level monthly payments. If you elect level monthly payments, the payments must be recalculated annually. You may only elect level monthly payments at or before your Payout Start Date. You cannot elect any fixed income payments while variable level monthly payments are being made. We will determine the amount of each annual payment as described above, place this amount in our general account, and distribute it in level monthly payments. The sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year but will not be less than 2.0% per year. We do not allow withdrawals of the annual amount unless you make a full or partial withdrawal request of the value of the remaining payments under a guaranteed payment plan. If the Annuitant dies during the period of level monthly payments, any life contingencies you chose will be the same as under the income plan you chose. For example, if your income plan contains a life only payment plan and the Annuitant dies during the year, the Beneficiary is not entitled to the remaining levelized monthly payments for that year.

FIXED INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

1.    deducting any applicable premium tax; and

2.    applying the resulting amount to the greater of:

(a) the appropriate value from the income payment table in your Contract; or

(b) such other value as we are offering at that time.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

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RETIREMENT INCOME GUARANTEE RIDERS

Effective January 1, 2004, the Retirement Income Guarantee Riders are no longer being offered. If you added the Retirement Income Guarantee Rider to your Contract prior to January 1, 2004, your Rider will continue to apply to your Contract. The following describes the Retirement Income Guarantee Rider for Contract Owners who elected the Rider prior to January 1, 2004. Once elected the Rider may not be canceled. Each Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the applicable Income Base, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select (“Guaranteed Income Benefit”). Only Income Plan 1 or Income Plan 2 may be chosen. Commutation is not allowed when utilizing this benefit. You may exercise this benefit up to your latest Payout Start Date.

Eligibility.    To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

•  You must elect a Payout Start Date that is on or after the 10th anniversary of the date we issued the Rider (the “Rider Date”);

•  The Payout Start Date must occur during the 30 day period following a Contract Anniversary;

•  You must elect to receive fixed income payments (calculated using the appropriate Income Payment Table shown in your Contract); and

• The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

•  10 years, if the youngest Annuitant’s age is 80 or less on the date the amount is applied, or

•  5 years, if the youngest Annuitant’s age is greater than 80 on the date the amount is applied.

Retirement Income Guarantee Rider 1.    This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the Income Base, including any Credit Enhancement applied under Putnam Allstate Advisor Plus Contracts, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

The current charge for this Rider, on an annual basis, is 0.05% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from your assets in the Variable Sub-Account(s). In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.05% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of months the Rider was in effect during the current Contract Year.

We calculate the Income Base that we use to determine the value of the Guaranteed Income Benefit as follows:

1.    On the Rider Date, the Income Base is equal to the Contract Value.

2.    After the Rider Date, we recalculate the Income Base when a purchase payment or withdrawal is made as follows:

•  For purchase payments, the Income Base is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts).

•  For withdrawals, the Income Base is equal to the most recently calculated Income Base reduced by a withdrawal adjustment, described below.

In the absence of any withdrawals or purchase payments, the Income Base will be equal to the Contract Value as of the Rider Date.

The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = withdrawal amount,

2)  = the Contract Value immediately prior to the withdrawal, and

3)  = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit amount is determined by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment produced by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 1 may not be appropriate.

Retirement Income Guarantee Rider 2.    This Rider guarantees that the amount of income payments you receive will not be less than those determined by applying the greater of Income Base A or Income Base B described below, less any applicable taxes, to the minimum guaranteed rate (rather than to any current rates we may be offering) for the Income Plan you select.

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The current annual charge for this Rider is 0.30% multiplied by the Income Base in effect on each Contract Anniversary. We deduct the fee only from the Variable Sub-Account(s) on a pro-rata basis. For the initial Contract Anniversary after the Rider Date, the Rider Fee is equal to the number of full remaining months from the Rider Date to the Contract Anniversary divided by twelve times 0.30% with the result multiplied by the Income Base in effect on the Contract Anniversary. In the case of a full withdrawal of the Contract Value on any date other than the Contract Anniversary, we will deduct from the amount paid upon withdrawal a Rider fee equal to 0.30% multiplied by the Income Base immediately prior to the withdrawal pro rated to reflect the number of full months the Rider was in effect during the current Contract Year. The Rider Fee will not be deducted during the Payout Phase.

The Income Base is the greater of Income Base A and Income Base B. We determine each Income Base as follows:

Income Base A.    On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made:

1.    For purchase payments, Income Base A is equal to the most recently calculated Income Base plus the purchase payment (and any Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts).

2.    For withdrawals, Income Base A is equal to the most recently calculated Income Base reduced by a withdrawal adjustment.

3.    On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value on that date or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be equal to the greatest Contract Value as of the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date. We will recalculate Income Base A for purchase payments, for withdrawals and on Contract Anniversaries until the first Contract Anniversary after the 85th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the oldest Annuitant. After that date, we will recalculate Income Base A for purchase payments and withdrawals.

Income Base B.    On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B, plus any subsequent purchase payments (and any Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts) and less a withdrawal adjustment for any subsequent withdrawals, will accumulate daily at a rate equal to 5% per year until the first day of the month following the oldest Contract Owner’s or, if the Contract Owner is not a living individual, the oldest Annuitant’s 85th birthday.

For purposes of computing Income Base A or B, the withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1)  = withdrawal amount,

2)  = the Contract Value immediately prior to the withdrawal, and

3)  = the most recently calculated Income Base.

See Appendix C for an example of how the withdrawal adjustment applies.

The Guaranteed Income Benefit will only apply if you elect to receive fixed income payments. If, however, you apply the Contract Value and not the Guaranteed Income Benefit to the Income Plan, then you may select any Income Plan we offer at that time. If you expect to apply your Contract Value to variable income payment options or to current annuity payment rates then in effect, electing the Retirement Income Guarantee Rider 2 may not be appropriate.

We determine the Guaranteed Income Benefit amount by applying the Income Base, less any applicable taxes, to the guaranteed rates for the Income Plan that you select. On the Payout Start Date, the income payment will be the greater of (i) the income payment provided by the Guaranteed Income Benefit or (ii) the income payment provided in the fixed amount income payment provision of the Contract.

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

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 Death Benefits

We will pay a death benefit if, prior to the Payout Start Date:

1.    any Contract Owner dies, or

2.    the Annuitant dies.

We will pay the death benefit to the new Contract Owner who is determined immediately after the death. The new Contract Owner would be a surviving Contract Owner or, if none, the Beneficiary(ies). In the case of the death of the Annuitant, we will pay the death benefit to the current Contract Owner.

DEATH BENEFIT AMOUNT

Prior to the Payout Start Date, if we receive a complete request for settlement of the death benefit within 180 days of the date of your death, the death benefit is equal to the Earnings Protection Death Benefit (if selected) plus the greatest of the following death benefit alternatives:

1.    the Contract Value as of the date we determine the death benefit, or

2.    the sum of all purchase payments (and including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts), less withdrawals,

3.    the most recent Maximum Anniversary Value prior to the date we determine the death benefit (see “Maximum Anniversary Value” below), or

4.    the Enhanced Beneficiary Protection Option (if selected).

If we do not receive a complete request for payment of the death benefit within 180 days of the date of your death, the death benefit is equal to the greater of:

1.    the Contract Value as of the date we determine the death benefit, or

2.    the Settlement Value as of the date we determine the death benefit. The “Settlement Value” is the Contract Value, less any applicable withdrawal charge, premium tax and in the case of Putnam Allstate Advisor Contracts, contract maintenance charge.

Allstate Life reserves the right to extend or waive the 180-day period, on a non-discriminatory basis. This right applies only to the amount payable as death benefit and in no way restricts when a claim may be filed.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for settlement of the death benefit. If we receive a request after 3:00 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date. A request for settlement of the death benefit must include Due Proof of Death. We will accept the following documentation as “Due Proof of Death”:

• a certified copy of a death certificate,

• a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

• other documentation as we may accept in our sole discretion.

Where there are multiple Beneficiaries, we will only value the death benefit at the time the first Beneficiary submits the necessary documentation in good order. Any death benefit amounts attributable to any Beneficiary which remain in the Variable Sub-Accounts are subject to investment risk.

Maximum Anniversary Value.    On the Issue Date, the Maximum Anniversary Value is equal to the initial purchase payment (including Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts). After the Issue Date, we recalculate the Maximum Anniversary Value when a purchase payment or withdrawal is made or on a Contract Anniversary as follows:

1.    For purchase payments, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value plus the purchase payment (including Credit Enhancement in the case of Putnam Allstate Advisor Plus Contracts).

2.    For withdrawals, the Maximum Anniversary Value is equal to the most recently calculated Maximum Anniversary Value reduced by a withdrawal adjustment, as defined below.

3.    On each Contract Anniversary, the Maximum Anniversary Value is equal to the greater of the Contract Value or the most recently calculated Maximum Anniversary Value.

In the absence of any withdrawals or purchase payments, the Maximum Anniversary Value will be the greatest of all Contract Anniversary Contract Values on or prior to the date we calculate the death benefit.

We will recalculate the Maximum Anniversary Value until the first Contract Anniversary after the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the Annuitant. After that date, we will recalculate the Maximum Anniversary

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Value only for purchase payments and withdrawals. The Maximum Anniversary Value will never be greater than the maximum death benefit allowed by any applicable state non-forfeiture laws.

Withdrawal Adjustment.    The withdrawal adjustment reduces the Maximum Anniversary Value and the death benefit under the Enhanced Beneficiary Protection Option, described below, by the same proportion as the withdrawal reduces the Contract Value. The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3), where:

1) = the withdrawal amount,

2) = the Contract Value immediately prior to the withdrawal, and

3) = the value of the applicable death benefit alternative immediately prior to the withdrawal.

See Appendix D for an example of a withdrawal adjustment.

EARNINGS PROTECTION DEATH BENEFIT OPTION

If the oldest Contract Owner and Annuitant are age 75 or younger as of the Rider Application Date, you may elect the Earnings Protection Death Benefit Option. You may elect the Earnings Protection Death Benefit Option alone or together with any other death and/or income benefit option offered under the Contract. We will issue a rider to your Contract if you elect the Earnings Protection Death Benefit Option. The Earnings Protection Death Benefit Option may not be available in all states. We may discontinue the offering of this Option at any time. The Earnings Protection Death Benefit Option and the daily charge for the Option will be terminated upon the change of Contract Owner or Annuitant for reasons other than death.

Under the Earnings Protection Death Benefit Option, if the oldest Contract Owner and Annuitant are age 65 or younger on the Rider Application Date, the death benefit is increased by:

•  the lesser of 100% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 40% of In-Force Earnings.

If the oldest Contract Owner or Annuitant is over age 65 and both are age 75 or younger on the Rider Application Date, the death benefit is increased by:

•  the lesser of 50% of In-Force Premium, excluding purchase payments made in the twelve month period immediately preceding the death of the Contract Owner or Annuitant, or 25% of In-Force Earnings.

For the purpose of calculating the Earnings Protection Death Benefit, the following definitions apply:

In-Force Premium equals the Contract Value on the date the Earnings Protection Death Benefit Option is made a part of the Contract (“Rider Date”) plus all purchase payments after the Rider Date less the sum of all Excess-of-Earnings Withdrawals after the Rider Date. If the Rider Date is the same as the Issue Date, then the Contract Value on the Rider Date is equal to your initial purchase payment.

In-Force Earnings equals the Contract Value minus the In-Force Premium. The In-Force Earnings amount will never be less than zero.

An Excess-of-Earnings Withdrawal is the amount of a withdrawal in excess of the In-Force Earnings in the Contract immediately prior to the withdrawal.

We will calculate the Earnings Protection Death Benefit Option as of the date we receive a complete request for settlement of the death benefit. We will pay the Earnings Protection Death Benefit with the death benefit as described under “Death Benefit Payments” below.

The value of the Earnings Protection Death Benefit depends largely on the amount of earnings that accumulate under your Contract. If you expect to withdraw the earnings from your Contract Value, electing the Earnings Protection Death Benefit Option may not be appropriate. For purposes of calculating the Earnings Protection Death Benefit, earnings are considered to be withdrawn first before purchase payments. Your representative can help you decide if the Earnings Protection Death Benefit Option is right for you.

For examples of how the death benefit is calculated under the Earnings Protection Death Benefit Option, see Appendix E.

ENHANCED BENEFICIARY PROTECTION OPTION

The Enhanced Beneficiary Protection Option is an optional benefit that you may elect. Currently, the Option is available for Contract Owners and Annuitants who are age 75 or younger on the Rider Application Date. If you elect the Option, the death benefit will be the greater of the death benefit alternatives (1) through (3) listed in the Death Benefit Amount section above, or (4) the Enhanced Beneficiary Protection Option. The Enhanced Beneficiary Protection Option may not be available in all states.

We will issue a rider to your Contract if you elect the Option. Once elected, the rider cannot be cancelled, including upon spousal continuation. The Enhanced Beneficiary Protection Option on the date we issue the Contract rider (“Rider Date”) is equal to the Contract Value on that date. After the Rider Date, the Enhanced Beneficiary Protection Option, plus any subsequent payments (including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts) and less a withdrawal adjustment (computed as described above), will accumulate daily at the rate of 5% per year until the earlier of:

1.    the date we determine the death benefit, or

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2.    the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or, if no Contract Owner is a living individual, the 80th birthday of the oldest Annuitant.

We will determine the death benefit under the Enhanced Beneficiary Protection Option in the same manner as described under “Death Benefit Amount.”

DEATH BENEFIT PAYMENTS

Death of Contract Owner.    If you die prior to the Payout Start Date, the new Contract Owner will be the surviving Contract Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the “Beneficiary” section on page 10. The new Contract Owner will have the options described below; except that if the new Contract Owner took ownership as the Beneficiary, the new Contract Owner’s options will be subject to any restrictions previously placed upon the Beneficiary.

If the sole new Contract Owner is your spouse, he or she may elect to:

1.    receive the death benefit in a lump sum, or

2.    apply an amount equal to the death benefit to one of the available Income Plans, described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a) over the life of the new Contract Owner;

(b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner; or

(c)  over the life of the new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If your spouse does not elect one of the options above, the Contract will continue in the Accumulation Phase as if the death had not occurred. If the Contract is continued in the Accumulation Phase, the following conditions apply:

On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Note that if you elected to receive required minimum distributions under a Minimum Distribution Option, the program will be discontinued upon receipt of notification of death. The final required minimum distribution must be distributed prior to establishing a beneficiary payment option for the balance of the Contract. Unless otherwise instructed by the continuing spouse, the excess, if any of the death benefit over the Contract Value will be allocated to the Sub-Accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-Accounts as of the end of the Valuation Period during which we receive the complete request for settlement of the death benefit, except that any portion of this excess attributable to the Fixed Account Options will be allocated to the Putnam VT Government Money Market Variable Sub-Account. Within 30 days of the date the Contract is continued, your surviving spouse may choose one of the following transfer alternatives without incurring a transfer fee:

i. transfer all or a portion of the excess among the Variable Sub-Accounts;

ii. transfer all or a portion of the excess into the Standard Fixed Account, if available, and begin a new Guarantee Period; or

iii.  transfer all or a portion of the excess into a combination of Variable Sub-Accounts and the Standard Fixed Account, if available.

Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in your Contract.

Only one spousal continuation is allowed under this Contract.

If the surviving spouse continues the Contract in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge.

Prior to the Payout Start Date, the death benefit of the continued Contract will be the greatest of:

• the sum of all gross purchase payments (including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts) less any withdrawals; or

•  the Contract Value on the date we determine the death benefit; or

•  the Maximum Anniversary Value as defined in the “Death Benefit Amount” section, with the following changes:

• “Issue Date” is replaced by the date the Contract is continued,

• “initial purchase payment” (including Credit Enhancements in the case of Putnam Allstate Advisor Plus Contracts) is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

If the new Contract Owner is a living person who is not your spouse, or if there are multiple new Owners, the new Contract Owner may elect to:

1.    receive the death benefit in a lump sum, or

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2.    apply an amount equal to the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a) over the life of the new Contract Owner,

(b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

(c)  over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the new Contract Owner does not elect one of the options above, then the new Contract Owner must receive the Contract Value payable within 5 years of the date of your death. The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Government Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the “Transfers” provision of your Contract during this 5-year period. See the “Investment Alternatives: Transfers” section on page 17, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal charges will be waived for any withdrawals made during this 5-year period. If we do not receive instructions on where to send the payment within 5 years of the date of death, the funds will be escheated.

If the new Contract Owner dies before receiving all of the Contract Value, then the new Contract Owner’s named Beneficiary(ies) will receive the greater of the Settlement Value or the remaining Contract Value. This amount must be received as a lump sum within 5 years of the date of the original Contract Owner’s death.

We reserve the right to offer additional options upon Death of Contract Owner.

If the new Contract Owner is a corporation, trust or other non-living person, the new Contract Owner may elect to:

1.    receive the death benefit in a lump sum; or

2.    receive the Contract Value payable within 5 years of your date of death.

The Contract Value under this option will equal the amount of the death benefit as determined as of the date we receive the complete request for settlement of the death benefit. Unless otherwise instructed by the new Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Government Money Market Variable Sub-Account. The new Contract Owner may exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the “Investment Alternatives: Transfers” section on page 17 for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

We reserve the right to offer additional options upon Death of Contract Owner.

If any new Contract Owner is a non-living person, all new Contract Owners will be considered to be non-living persons for the above purposes.

Under any of these options, all ownership rights, subject to any restrictions previously placed upon any Beneficiary, are available to the new Contract Owner from the date of your death to the date on which the death proceeds are paid.

In any event, the entire value of the Contract must be distributed within 5 years after the date of death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described above.

If you elected the Earnings Protection Death Benefit Option, and your spouse continues the Contract as described above, the Earnings Protection Death Benefit Option and the daily charge for this Option will terminate if the oldest new Contract Owner and Annuitant are over age 75 on the date the Contract is continued, or if the new Contract Owner elects to terminate the Option. If the Earnings Protection Death Benefit Option is not terminated, on the date the Contract is continued, the Rider Date for this option will be reset to the date the Contract is continued (“new Rider Date”). The age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the Earnings Protection Death Benefit after the new Rider Date. Also, the age of the oldest Contract Owner and Annuitant on the new Rider Date will be used to determine the mortality and expense risk charge for the Option after the new Rider Date. For an example of spousal continuation of the Contract with the Earnings Protection Death Benefit Option, see
Appendix E.

For Contracts with the optional Enhanced Beneficiary Protection Option:

•  the Enhanced Beneficiary Protection value as defined in the Rider, with the following changes:

•  “Rider Date” is replaced by the date the Contract is continued,

•  “Contract Value” is replaced with the death benefit as described at the end of the Valuation Period during which we received Due Proof of Death.

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Death of Annuitant.    If the Annuitant who is not also the Contract Owner dies prior to the Payout Start Date, the Contract Owner must elect one of the applicable options described below.

If the Contract Owner is a living person, the Contract Owner may elect to continue the Contract as if the death had not occurred, or the Contract Owner may choose to:

1.    receive the death benefit in a lump sum; or

2.    apply the death benefit to one of the available Income Plans described above. The Payout Start Date must be within one year of the date of your death. Income payments must be:

(a) over the life of the new Contract Owner,

(b) for a guaranteed number of payments from 5 to 50 years, but not to exceed the life expectancy of the new Contract Owner, or

(c)  over the life of new Contract Owner with a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the new Contract Owner.

If the Contract Owner is not the Annuitant and the Annuitant dies, the Contract Owner has 60 days from the date the company receives the complete request for settlement of the death benefit to select an income plan without incurring a tax on the entire gain in the Contract. If the Contract Owner elects to continue the Contract they will be taxed on the entire gain in the Contract computed on the date of continuance. We are required to report such gain to the IRS as income to the Contract Owner. An additional 10% federal tax penalty may apply if the Contract Owner is under age 59 1/2. Any amount included in the Contract Owner’s gross income as a result of a Contract continuance will increase the investment in the Contract for future distributions.

If the Contract Owner elects to continue the Contract or to apply the death benefit to an Income Plan, the new Annuitant will be the youngest Contract Owner, unless the Contract Owner names a different Annuitant.

If the Contract Owner is a non-living person, the Contract Owner may elect to:

1.    receive the death benefit in a lump sum; or

2.    receive the Contract Value payable within 5 years of the Annuitant’s date of death. On the date we receive the complete request for settlement of the death benefit, the Contract Value under this option will be the death benefit. Unless otherwise instructed by the Contract Owner, the excess, if any, of the death benefit over the Contract Value will be allocated to the Putnam VT Government Money Market Variable Sub-Account. The Contract Owner may then exercise all rights as set forth in the Transfers provision of your Contract during this 5-year period. See the “Investment Alternatives: Transfers” section on page 17, for more information regarding transfers.

No additional purchase payments may be added to the Contract under this election. Withdrawal Charges will be waived during this 5-year period.

Under any of these options, all ownership rights are available to the non-living Contract Owner from the date of the Annuitant’s death to the date on which the death proceeds are paid.

The Earnings Protection Death Benefit Option will terminate upon the death of the Annuitant unless you continue the Contract as described above. If the Contract is continued, then this Option will continue with the original Rider Date, the original rates for calculating the Earnings Protection Death Benefit, and the original mortality and expense risk charge.

If the oldest Contract Owner or Annuitant was over age 65 on the Rider Application Date and you continue the Contract, you will continue with the higher mortality and expense risk charge for this Option and the lower Earnings Protection Death Benefit associated with those ages. Therefore, it may not be to your advantage to continue the Contract with the Option if the Contract Owner and new Annuitant are younger than age 66. Your representative can help you decide whether to continue the Contract. We reserve the right to offer additional options upon Death of Annuitant.

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More Information

ALLSTATE LIFE

Allstate Life is the issuer of the Contract. Allstate Life is an Illinois stock life insurance company organized in 1957.

Allstate Life is licensed to operate in the District of Columbia, Puerto Rico, and all states except New York. We intend to offer the Contract in those jurisdictions in which we are licensed. Our home office is located at 3075 Sanders Road, Northbrook, Illinois, 60062.

Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, a stock property-liability insurance company incorporated under the laws of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

Effective June 1, 2006, Allstate Life entered into an agreement (“the Agreement”) with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America (“PICA”) pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT

Allstate Life established the Allstate Financial Advisors Separate Account I (“Variable Account”) in 1999. The Contracts were previously issued through Allstate Life Insurance Company Separate Account A. Effective May 1, 2004, the Variable Account combined with Allstate Life Insurance Company Separate Account A and consolidated duplicative Variable Sub-Accounts that invested in the same Fund (the “Consolidation”). The Accumulation Unit Values for the Variable Sub-Accounts in which you invest did not change as a result of the Consolidation, and your Contract Value immediately after the Consolidation was the same as the value immediately before the Consolidation. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Allstate Life.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Illinois law. That means we account for the Variable Account’s income, gains and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Allstate Life.

The Variable Account consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Fund. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Funds. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE FUNDS

Dividends and Capital Gain Distributions.    We automatically reinvest all dividends and capital gains distributions from the Funds in shares of the distributing Funds at their net asset value.

Voting Privileges.    As a general matter, you do not have a direct right to vote the shares of the Funds held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Funds that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Fund as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee’s number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Fund. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Fund shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

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Changes in Funds.    If the shares of any of the Funds are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Fund and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

Conflicts of Interest.    The Funds sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Fund. The board of directors of the Funds monitors for possible conflicts among separate accounts buying shares of the Funds. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Funds’ board of directors may require a separate account to withdraw its participation in a Fund. A Fund’s net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACTS

Distribution.    Allstate Distributors, L.L.C. (“Allstate Distributors”), a wholly owned subsidiary of Allstate Life, will serve as principal underwriter of the Contracts. Allstate Distributors is a registered broker dealer under the Securities and Exchange Act of 1934, as amended, (“Exchange Act”) and a member of FINRA. Contracts are sold by registered representatives of unaffiliated broker-dealers or bank employees who are licensed insurance agents appointed by Allstate Life, either individually or through an incorporated insurance agency and have entered into a selling agreement with Allstate Distributors to sell the Contract.

We will pay commissions to broker-dealers who sell the Contracts. Commissions paid may vary, but we estimate that the total commission paid on all Contract sales will not exceed 8.5% of all purchase payments. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. The commission is intended to cover distribution expenses. In some states, Contracts may be sold by representatives or employees of banks.

Allstate Life may pay Allstate Distributors a commission for distribution of the Contracts. The underwriting agreement with Allstate Distributors provides that we will reimburse Allstate Distributors for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

For Putnam Allstate Advisor Contracts issued to employees of Allstate Life and certain other eligible organizations, and in lieu of Allstate Life paying any commissions on sales of those Contracts, the Contract Owner will receive a credit of 6% of the amount of each purchase payment that will be applied to each purchase payment. Allstate Life will allocate this credit in the same allocation as your most recent instruction. If you exercise your Right to Cancel your Contract as described in this prospectus, we will return to you the amount you would have received had there been no credit. Unless we are required by law to return your purchase payments, this amount also will include any charges deducted that reduced your Contract Value prior to cancellation, plus any investment gain on the credit. The credit may not be available in all states. We do not consider the credit to be an “investment in the contract” for income tax purposes.

Administration.    We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America (“PICA”) whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se2, LLC, of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se2, LLC provides certain business process outsourcing services with respect to the Contracts. se2, LLC may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2015, consisted of the following: NTT DATA, Inc. (administrative services) located at 100 City Square, Boston, MA 02129; RR Donnelley Global Investment Markets, a division of RR Donnelley & Sons Company (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; Venio LLC, d/b/a Keane (lost shareholder search) located at PO Box 1508, Southeastern, PA 19399-1508; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.

In administering the Contracts, the following services are provided, among others:

• maintenance of Contract Owner records;

• Contract Owner services;

• calculation of unit values;

• maintenance of the Variable Account; and

• preparation of Contract Owner reports.

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We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

Correspondence sent by regular mail to our Annuity Service Center should be sent to the address shown above. Your correspondence will be picked up at this address and then delivered to our Annuity Service Center. Your correspondence is not considered received by us until it is received at our Annuity Service Center. Where this prospectus refers to the day when we receive a purchase payment, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last requirement needed for us to process that item) arrives in complete and proper form at our Annuity Service Center or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives at our Annuity Service Center (1) on a day that is not a business day, or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

We provide information about cyber security risks associated with the Contracts in the Statement of Additional Information.

NON-QUALIFIED ANNUITIES HELD WITHIN A QUALIFIED PLAN

If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL PROCEEDINGS

There are no pending legal proceedings to which the Separate Account is a party. Allstate Life is engaged from time to time in routine lawsuits, which, in management’s judgment, are not likely to have a material effect, either individually or in the aggregate, on the operating results, cash flows or financial position of Allstate Life.

LEGAL MATTERS

Certain matters of state law pertaining to the Contracts, including the validity of the Contracts and Allstate Life’s right to issue such Contracts under applicable state insurance law, have been passed upon by Angela K. Fontana, General Counsel of Allstate Life.

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Taxes

The following discussion is general and is not intended as tax advice. Allstate Life makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ALLSTATE LIFE INSURANCE COMPANY

Allstate Life is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Allstate Life, and its operations form a part of Allstate Life, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Allstate Life believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Allstate Life does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Allstate Life does not intend to make provisions for any such taxes. If Allstate Life is taxed on investment income or capital gains of the Variable Account, then Allstate Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL

Tax Deferral.    Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

•  the Contract Owner is a natural person,

•  the investments of the Variable Account are “adequately diversified” according to Treasury Department regulations, and

• Allstate Life is considered the owner of the Variable Account assets for federal income tax purposes.

Non-Natural Owners.    Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

Exceptions to the Non-Natural Owner Rule.    There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Contracts; (4) certain contracts used in connection with structured settlement agreements; and (5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Trusts are required to complete and submit a Certificate of Entity form, and we will tax report based on the information provided on this form.

Grantor Trust Owned Annuity.    Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the surviving Contract Owner. Since the trust will be the surviving Contract Owner in all cases, the Death Benefit will be payable to the trust notwithstanding any beneficiary designation on the annuity contract. A trust, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment; or 2) payment deferred up to five years from date of death.

Diversification Requirements.    For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be “adequately diversified” consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Allstate Life does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

Ownership Treatment.    The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

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Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Allstate Life does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

Taxation of Partial and Full Withdrawals.    If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

Taxation of Annuity Payments.    Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

Partial Annuitization.    Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.

Taxation of Level Monthly Variable Annuity Payments.    You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

Withdrawals After the Payout Start Date.    Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

Distribution at Death Rules.    In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

• if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death;

•  if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner’s death. These requirements are satisfied if any portion of the Contract Owner’s interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner’s death. If the Contract Owner’s designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

•  if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.

Prior to a 2013 Supreme Court decision, and consistent with Section 3 of the federal Defense of Marriage Act (“DOMA”), same sex marriages under state law were not recognized as same sex marriages for purposes of federal law. However, in United States v.

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Windsor, the U.S. Supreme Court struck down Section 3 of DOMA as unconstitutional, thereby recognizing a valid same sex marriage for federal law purposes. On June 26, 2015, the Supreme Court ruled in Obergefell v. Hodges that same-sex couples have a constitutional right to marry, thus requiring all states to allow same-sex marriage. The Windsor and Obergefell decisions mean that the federal and state tax law provisions applicable to an opposite sex spouse will also apply to a same sex spouse. Please note that a civil union or registered domestic partnership is generally not recognized as a marriage.

Please consult with your tax or legal adviser for additional information.

Taxation of Annuity Death Benefits.    Death Benefit amounts are included in income as follows:

•  if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

•  if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

Medicare Tax on Net Investment Income. The Patient Protection and Affordable Care Act, enacted in 2010, included a Medicare tax on investment income. This tax assesses a 3.8% surtax on the lesser of (1) net investment income or (2) the excess of “modified adjusted gross income” over a threshold amount. The “threshold amount” is $250,000 for married taxpayers filing jointly, $125,000 for married taxpayers filing separately, $200,000 for single taxpayers, and approximately $12,400 for trusts. The taxable portion of payments received as a withdrawal, surrender, annuity payment, death benefit payment or any other actual or deemed distribution under the contract will be considered investment income for purposes of this surtax.

Penalty Tax on Premature Distributions. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•  made on or after the date the Contract Owner attains age 59 1/2,

•  made as a result of the Contract Owner’s death or becoming totally disabled,

•  made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•  made under an immediate annuity and the annuity start date is no more than one year from the date of purchase (the first annuity payment must commence within 13 months of the date of purchase), or

•  attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments.    With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner’s attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Tax Free Exchanges under Internal Revenue Code Section 1035.    A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them. After you elect an Income Plan, as described in the Income Payments section earlier in the prospectus, you are not eligible for a tax-free exchange under Section 1035.

Partial Exchanges. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective for exchanges on or after October 24, 2011, where there is a surrender or distribution from either the initial annuity contract or receiving annuity contract within 180 days of the date on which the partial exchange was completed, the IRS will apply general tax rules to determine the substance and treatment of the original transfer.

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

Taxation of Ownership Changes. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

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Aggregation of Annuity Contracts. The Code requires that all non-Qualified deferred annuity contracts issued by Allstate Life (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

INCOME TAX WITHHOLDING

Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Allstate Life is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS

The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

•  Individual Retirement Annuities (IRAs) under Code Section 408(b);

•  Roth IRAs under Code Section 408A;

•  Simplified Employee Pension (SEP IRA) under Code Section 408(k);

•  Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code Section 408(p);

•  Tax Sheltered Annuities under Code Section 403(b);

•  Corporate and Self Employed Pension and Profit Sharing Plans under Code Section 401; and

•  State and Local Government and Tax-Exempt Organization Deferred Compensation Plans under Code Section 457.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Contract limits on distributions and other conditions are not met. Please consult your Qualified Contract administrator for more information. Allstate Life no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Allstate Life can issue an individual retirement annuity on a rollover or transfer of proceeds from a decedent’s IRA, TSA, or employer sponsored retirement plan under which the decedent’s surviving spouse is the beneficiary. Allstate Life does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent’s IRA, TSA, or employer sponsored qualified retirement plan. Note that in 2014, the U.S. Supreme Court ruled that Inherited IRAs, other than IRAs inherited by the owner’s spouse, do not qualify as retirement assets for purposes of protection under the federal bankruptcy laws.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Contracts, the terms of the Qualified Contract Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

Taxation of Withdrawals from an Individually Owned Tax Qualified Contract.    If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep

40

track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

“Qualified distributions” from Roth IRAs are not included in gross income. “Qualified distributions” are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

•  made on or after the date the Contract Owner attains age 59 1/2,

•  made to a beneficiary after the Contract Owner’s death,

•  attributable to the Contract Owner being disabled, or

•  made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

“Nonqualified distributions” from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

Required Minimum Distributions.    Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

The Death Benefit and Tax Qualified Contracts.    Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Contracts, such as in connection with a TSA or employer sponsored qualified retirement plan.

Allstate Life reserves the right to limit the availability of the Contract for use with any of the Qualified Contracts listed above.

Penalty Tax on Premature Distributions from Tax Qualified Contracts. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

•  made on or after the date the Contract Owner attains age 59 1/2,

•  made as a result of the Contract Owner’s death or total disability,

•  made in substantially equal periodic payments (as defined by the Code) over the Contract Owner’s life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

•  made after separation from service after age 55 (does not apply to IRAs),

•  made pursuant to an IRS levy,

•  made for certain medical expenses,

•  made to pay for health insurance premiums while unemployed (applies only for IRAs),

•  made for qualified higher education expenses (applies only for IRAs)

•  made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

•  from an IRA or attributable to elective deferrals under a 401(k) plan, 403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual’s participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

Substantially Equal Periodic Payments on Tax Qualified Contracts.    With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer’s attaining age

41

59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

Income Tax Withholding on Tax Qualified Contracts. Generally, Allstate Life is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered “eligible rollover distributions.” The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Allstate Life is required to withhold federal income tax at a rate of 20% on all “eligible rollover distributions” unless you elect to make a “direct rollover” of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

•  required minimum distributions, or,

•  a series of substantially equal periodic payments made over a period of at least 10 years, or,

•  a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

•  hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Allstate Life is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Allstate Life as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners’ foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien’s country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number (“ITIN”). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

Charitable IRA Distributions. Certain qualified IRA distributions for charitable purposes are eligible for an exclusion from gross income, up to $100,000 for otherwise taxable IRA distributions from a traditional or Roth IRA.A qualified charitable distribution is a distribution that is made (1) directly by the IRA trustee to certain qualified charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual’s deductions, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements of the charitable giving incentive. Consistent with the applicable IRS instructions, we report these distributions as normal IRA distributions on Form 1099-R. Individuals are responsible for reflecting the distributions as charitable IRA distributions on their personal tax returns.

Individual Retirement Annuities. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be “rolled over” on a tax-deferred basis into an Individual Retirement Annuity. For IRA rollovers, an individual can only make an IRA to IRA rollover if the individual has not made a rollover involving any IRAs owned by the individual in the prior 12 months. An IRA transfer is a tax-free trustee-to-trustee “transfer” from one IRA account to another. IRA transfers are not subject to this 12 month rule.

Roth Individual Retirement Annuities. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or “rolled over” to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply

42

to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

Annuities Held By Individual Retirement Accounts (commonly known as Custodial IRAs). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant’s surviving spouse as the new Annuitant, if the following conditions are met:

1)  The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

(a) The Annuitant’s surviving spouse is the sole beneficiary of the Individual Retirement Account;

(b) The Annuitant’s surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

(c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse’s election.

Simplified Employee Pension IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

Savings Incentive Match Plans for Employees (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses IRS Model Form 5304-SIMPLE with a revision date of March 2012 or later, then your plan is up to date. If your plan has a revision date prior to March 2012, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

To determine if you are eligible to contribute to any of the above listed IRAs (traditional, Roth, SEP, or SIMPLE), please refer to IRS Publication 590 and your competent tax advisor.

Tax Sheltered Annuities.    Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

• attains age 59 1/2,

•  severs employment,

•  dies,

•  becomes disabled, or

•  incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Allstate Life is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).

Caution: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is

43

grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer’s approval in written or electronic form.

Corporate and Self-Employed Pension and Profit Sharing Plans.    Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as “H.R.10” or “Keogh”). Such retirement plans may permit the purchase of annuity contracts. Allstate Life no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under Section 401(a): a qualified plan fiduciary or an annuitant owner.

•  A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

• An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant’s spouse (if applicable), which is consistent with the required IRS language for qualified plans under Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

State and Local Government and Tax-Exempt Organization Deferred Compensation Plans.    Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/ custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees’ gross income until distributed from the plan. Allstate Life no longer issues annuity contracts to 457 plans.

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 Statement of Additional Information

Table of Contents

Additions, Deletions, or Substitutions of Investments	2
The Contracts	2
Calculation of Accumulation Unit Values	3
Calculation of Variable Income Payments	4

General Matters	5
Experts	6
Financial Statements	6
Appendix A

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

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Appendix A

Putnam Allstate Advisor Contract Comparison Chart

Feature	Advisor	Advisor Plus	Advisor Preferred
Maximum Age of Contract Owner and Annuitant on the Issue Date	90	85	90
Minimum Initial Purchase Payment	$10,000 ($500 for Qualified Contracts)	$10,000	$10,000
Fixed Account Options	– Standard Fixed Account Option with 1, 5 & 7-year Guarantee Periods – 6 Month Dollar Cost Averaging Option – 12 Month Dollar Cost Averaging Option	– Standard Fixed Account Option with 1, 5 & 7-year Guarantee Periods	N/A (available only with Contracts issued in Oregon)
Credit Enhancement	None	4% applied to all purchase payments	None
Contract Maintenance Charge	$30 per year, full amount on surrender (waived in certain cases)	None	None
Mortality and Expense Risk Charge (without optional benefit)	1.25%	1.60%	1.65%
Free Withdrawal Amount (each Contract Year)	greater of earnings not previously withdrawn, or 15% of purchase payments	15 % of purchase payments	15% of purchase payments
Withdrawal Charge (measured from number of complete years since we received the purchase payment as a percentage of purchase payments withdrawn in excess of the Free Withdrawal Amount)	Year: 0 1 2 3 4 5 6 7+ %: 7 7 6 5 4 3 2 0	Year: 0 1 2 3 4 5 6 7 8+ %: 8 8 8 7 6 5 4 3 0	Year: 0 1 2+ %: 2 1 0
Withdrawal Charge Waivers	Yes	Yes	No

A-1

APPENDIX B – ACCUMULATION UNIT VALUES

Appendix B presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations for each Contract. Please contact us at 1-800-390-1277 to obtain a copy of the Statement of Additional Information.

The Putnam Allstate Advisor Contracts were first offered on April 30, 1999. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Contracts on April 30, 1999, except as follows: the Putnam VT American Government Income – Class IB Sub-Account and Putnam VT Growth Opportunities – Class IB Sub-Accounts were first offered as of February 4, 2000, the Putnam VT Capital Appreciation – Class IB Sub-Account and Putnam VT Discovery Growth – Class IB Sub-Accounts were first offered as of October 2, 2000, the Putnam VT Capital Opportunities – Class IB Sub-Account, Putnam VT Equity Income – Class IB Sub-Account and Putnam VT Multi-Cap Value – Class IB Sub-Accounts were first offered as of May 1, 2003.

The Putnam Allstate Advisor Plus Contracts were first offered on February 4, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Plus Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Plus Contracts on February 4, 2000, except the Putnam VT Capital Appreciation – Class IB Sub-Account and Putnam VT Discovery Growth – Class IB Sub-Accounts which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities – Class IB Sub-Account, Putnam VT Equity Income – Class IB Sub-Account and Putnam VT Multi-Cap Value – Class IB Sub-Accounts, which were first offered as of May 1, 2003.

The Putnam Allstate Advisor Preferred Contracts were first offered on April 28, 2000. The Variable Sub-Accounts were first offered under the Putnam Allstate Advisor Preferred Basic Contracts and with the Enhanced Beneficiary Protection Option under the Putnam Allstate Advisor Preferred Contracts on April 28, 2000, except as follows: the Putnam VT Capital Appreciation – Class IB Sub-Account and Putnam VT Discovery Growth – Class IB Sub-Accounts, which were first offered as of October 2, 2000, and the Putnam VT Capital Opportunities – Class IB Sub-Account, Putnam VT Equity Income – Class IB Sub-Account and Putnam VT Multi-Cap Value – Class IB Sub-Accounts, which were first offered as of May 1, 2003.

The Earnings Protection Death Benefit Option and the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option were first offered as of May 1, 2001. All of the Variable Sub-Accounts were first offered with the Earnings Protection Death Benefit Option under the Putnam Allstate Advisor Contracts, the Putnam Allstate Advisor Plus Contracts and the Putnam Allstate Advisor Preferred Contracts on May 1, 2001, except the Putnam VT Capital Opportunities – Class IB Sub-Account, Putnam VT Equity Income – Class IB Sub-Account and Putnam VT Multi-Cap Value – Class IB Sub-Accounts, which were first offered under the Contracts as of May 1, 2003.

The name of the following Sub-Account changed since December 31, 2015. The names shown in the tables of Accumulation Units correspond to the name of the Sub-Account as of December 31, 2015:

Sub-Account Name as of December 31, 2015 (as appears in the following tables of Accumulation Unit Values)	Sub-Account Name on/about May 1, 2016:
Putnam VT Money Market Fund – Class IB	Putnam VT Government Money Market Fund – Class IB

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

Basic Contract

Mortality & Expense = 1.25

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT American Government Income Fund – Class IB
	2006	$12.794	$13.041	1,939,519
	2007	$13.041	$13.954	1,739,913
	2008	$13.954	$13.821	1,515,476
	2009	$13.821	$16.514	1,276,070
	2010	$16.514	$17.149	1,027,901
	2011	$17.149	$18.086	852,461
	2012	$18.086	$18.191	666,768
	2013	$18.191	$17.877	518,469
	2014	$17.877	$18.415	474,474
	2015	$18.415	$18.066	416,797
Putnam VT Capital Appreciation Fund – Class IB
	2006	$8.851	$9.818	840,156
	2007	$9.818	$9.021	731,288
	2008	$9.021	$5.488	575,932
	2009	$5.488	$5.106	0
Putnam VT Capital Opportunities Fund – Class IB
	2006	$16.410	$18.671	255,476
	2007	$18.671	$16.676	187,858
	2008	$16.676	$10.673	140,971
	2009	$10.673	$15.348	131,539
	2010	$15.348	$19.633	120,473
	2011	$19.633	$18.204	110,732
	2012	$18.204	$20.559	84,413
	2013	$20.559	$27.225	75,082
	2014	$27.225	$28.780	52,741
	2015	$28.780	$26.257	43,788
Putnam VT Discovery Growth Fund – Class IB
	2006	$5.097	$5.591	1,564,511
	2007	$5.591	$6.090	1,378,738
	2008	$6.090	$3.410	1,110,301
	2009	$3.410	$3.340	0
Putnam VT Diversified Income Fund – Class IB
	2006	$13.527	$14.199	3,586,794
	2007	$14.199	$14.599	2,834,986
	2008	$14.599	$9.974	2,038,407
	2009	$9.974	$15.302	1,671,232
	2010	$15.302	$17.025	1,340,395
	2011	$17.025	$16.280	1,093,171
	2012	$16.280	$17.929	927,901
	2013	$17.929	$19.088	745,384
	2014	$19.088	$18.915	680,125
	2015	$18.915	$18.242	577,914

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Equity Income Fund – Class IB
	2006	$13.862	$16.269	1,324,221
	2007	$16.269	$16.577	1,199,641
	2008	$16.577	$11.272	988,965
	2009	$11.272	$14.186	2,399,146
	2010	$14.186	$15.775	1,930,429
	2011	$15.775	$15.877	1,645,883
	2012	$15.877	$18.705	1,316,062
	2013	$18.705	$24.459	1,075,501
	2014	$24.459	$27.211	898,051
	2015	$27.211	$26.054	753,196
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$11.413	$12.615	7,572,633
	2007	$12.615	$12.575	5,806,531
	2008	$12.575	$7.361	4,033,039
	2009	$7.361	$9.132	3,335,162
	2010	$9.132	$9.994	2,686,160
	2011	$9.994	$10.142	2,179,297
	2012	$10.142	$11.271	1,893,052
	2013	$11.271	$13.144	1,574,939
	2014	$13.144	$14.365	1,277,074
	2015	$14.365	$14.025	1,029,828
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$10.746	$11.977	1,515,294
	2007	$11.977	$12.174	1,192,407
	2008	$12.174	$8.016	930,019
	2009	$8.016	$10.702	847,974
	2010	$10.702	$12.121	760,529
	2011	$12.121	$11.920	651,898
	2012	$11.920	$13.441	565,797
	2013	$13.441	$15.861	544,651
	2014	$15.861	$17.138	473,518
	2015	$17.138	$16.953	480,476
Putnam VT Global Equity Fund – Class IB
	2006	$8.889	$10.816	3,241,464
	2007	$10.816	$11.644	2,603,952
	2008	$11.644	$6.284	1,932,919
	2009	$6.284	$8.065	1,653,384
	2010	$8.065	$8.748	1,329,593
	2011	$8.748	$8.211	1,116,136
	2012	$8.211	$9.744	939,581
	2013	$9.744	$12.700	779,896
	2014	$12.700	$12.725	660,457
	2015	$12.725	$12.352	567,441
Putnam VT Global Health Care Fund – Class IB
	2006	$12.534	$12.723	2,609,482
	2007	$12.723	$12.488	1,947,093
	2008	$12.488	$10.226	1,469,682
	2009	$10.226	$12.724	1,239,784
	2010	$12.724	$12.875	984,367
	2011	$12.875	$12.565	784,431
	2012	$12.565	$15.170	671,905
	2013	$15.170	$21.222	571,767
	2014	$21.222	$26.750	472,218
	2015	$26.750	$28.473	412,115

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Utilities Fund – Class IB
	2006	$10.576	$13.267	1,986,876
	2007	$13.267	$15.714	1,549,850
	2008	$15.714	$10.786	1,144,416
	2009	$10.786	$11.435	924,150
	2010	$11.435	$11.499	762,463
	2011	$11.499	$10.741	617,813
	2012	$10.741	$11.141	507,360
	2013	$11.141	$12.522	432,960
	2014	$12.522	$14.168	355,788
	2015	$14.168	$12.604	318,993
Putnam VT Growth and Income Fund – Class IB
	2006	$10.367	$11.867	23,723,991
	2007	$11.867	$11.010	17,955,570
	2008	$11.010	$6.665	12,715,992
	2009	$6.665	$8.544	10,539,678
	2010	$8.544	$9.650	8,280,169
	2011	$9.650	$9.088	6,701,006
	2012	$9.088	$10.691	5,546,518
	2013	$10.691	$14.324	4,616,613
	2014	$14.324	$15.664	3,864,185
	2015	$15.664	$14.303	3,346,620
Putnam VT Growth Opportunities Fund – Class IB
	2006	$4.356	$4.670	2,297,860
	2007	$4.670	$4.861	1,838,702
	2008	$4.861	$2.991	1,473,866
	2009	$2.991	$4.160	1,373,898
	2010	$4.160	$4.820	1,083,543
	2011	$4.820	$4.563	953,560
	2012	$4.563	$5.298	832,492
	2013	$5.298	$7.122	668,427
	2014	$7.122	$8.012	554,420
	2015	$8.012	$7.993	512,676
Putnam VT High Yield Fund – Class IB
	2006	$12.507	$13.651	2,064,976
	2007	$13.651	$13.856	1,563,635
	2008	$13.856	$10.116	1,137,477
	2009	$10.116	$15.002	989,693
	2010	$15.002	$16.895	782,059
	2011	$16.895	$16.977	637,119
	2012	$16.977	$19.448	550,531
	2013	$19.448	$20.714	465,624
	2014	$20.714	$20.774	406,380
	2015	$20.774	$19.416	341,275
Putnam VT Income Fund – Class IB
	2006	$12.547	$12.951	5,077,932
	2007	$12.951	$13.456	4,000,281
	2008	$13.456	$10.109	2,777,616
	2009	$10.109	$14.640	2,234,506
	2010	$14.640	$15.884	1,785,505
	2011	$15.884	$16.470	1,439,964
	2012	$16.470	$18.011	1,230,263
	2013	$18.011	$18.118	1,032,501
	2014	$18.118	$19.047	912,548
	2015	$19.047	$18.535	792,382

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT International Equity Fund – Class IB
	2006	$13.250	$16.712	5,866,337
	2007	$16.712	$17.883	4,780,612
	2008	$17.883	$9.898	3,674,845
	2009	$9.898	$12.182	3,062,924
	2010	$12.182	$13.236	2,393,846
	2011	$13.236	$10.857	1,988,321
	2012	$10.857	$13.071	1,632,786
	2013	$13.071	$16.530	1,357,532
	2014	$16.530	$15.217	1,171,421
	2015	$15.217	$15.048	1,065,196
Putnam VT International Growth Fund – Class IB
	2006	$11.355	$14.143	1,523,396
	2007	$14.143	$15.811	1,252,002
	2008	$15.811	$8.980	1,010,094
	2009	$8.980	$12.270	912,799
	2010	$12.270	$13.596	695,302
	2011	$13.596	$11.023	611,239
	2012	$11.023	$13.172	507,025
	2013	$13.172	$15.916	420,646
	2014	$15.916	$14.751	340,177
	2015	$14.751	$14.730	298,434
Putnam VT International Value Fund – Class IB
	2006	$13.392	$16.826	2,506,808
	2007	$16.826	$17.779	1,996,439
	2008	$17.779	$9.477	1,478,729
	2009	$9.477	$11.809	1,231,057
	2010	$11.809	$12.492	968,824
	2011	$12.492	$10.636	771,288
	2012	$10.636	$12.782	605,939
	2013	$12.782	$15.426	525,445
	2014	$15.426	$13.788	448,963
	2015	$13.788	$13.343	375,315
Putnam VT Investors Fund – Class IB
	2006	$8.192	$9.217	10,435,677
	2007	$9.217	$8.631	7,945,465
	2008	$8.631	$5.152	5,684,090
	2009	$5.152	$6.656	5,227,589
	2010	$6.656	$7.488	4,188,334
	2011	$7.488	$7.398	3,408,984
	2012	$7.398	$8.534	2,829,646
	2013	$8.534	$11.388	2,337,291
	2014	$11.388	$12.810	1,935,793
	2015	$12.810	$12.374	1,685,030
Putnam VT Money Market Fund – Class IB
	2006	$10.936	$11.274	2,448,638
	2007	$11.274	$11.665	2,133,991
	2008	$11.665	$11.815	2,372,128
	2009	$11.815	$11.692	1,636,925
	2010	$11.692	$11.550	1,298,749
	2011	$11.550	$11.407	995,158
	2012	$11.407	$11.265	892,503
	2013	$11.265	$11.126	614,671
	2014	$11.126	$10.988	575,116
	2015	$10.988	$10.851	458,597

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$8.377	$8.981	6,628,713
	2007	$8.981	$9.377	5,178,752
	2008	$9.377	$5.672	4,071,265
	2009	$5.672	$7.401	3,993,683
	2010	$7.401	$8.738	5,684,362
	2011	$8.738	$8.190	4,580,720
	2012	$8.190	$9.443	3,839,427
	2013	$9.443	$12.723	3,246,594
	2014	$12.723	$14.259	2,696,768
	2015	$14.259	$14.039	2,372,397
Putnam VT Multi-Cap Value Fund – Class IB
	2006	$16.205	$18.413	602,812
	2007	$18.413	$18.489	490,801
	2008	$18.489	$10.438	359,694
	2009	$10.438	$14.328	297,049
	2010	$14.328	$17.553	262,613
	2011	$17.553	$16.447	222,857
	2012	$16.447	$18.881	202,090
	2013	$18.881	$26.489	168,418
	2014	$26.489	$28.971	139,936
	2015	$28.971	$27.372	109,877
Putnam VT New Value Fund – Class IB
	2006	$14.093	$16.146	4,275,279
	2007	$16.146	$15.163	3,314,054
	2008	$15.163	$8.272	2,435,762
	2009	$8.272	$7.791	0
Putnam VT OTC & Emerging Growth Fund – Class IB
	2006	$5.260	$5.839	2,835,749
	2007	$5.839	$6.497	2,238,839
	2008	$6.497	$3.487	1,813,861
	2009	$3.487	$3.384	0
Putnam VT Research Fund – Class IB
	2006	$9.422	$10.357	4,391,694
	2007	$10.357	$10.284	3,388,929
	2008	$10.284	$6.241	2,580,717
	2009	$6.241	$8.209	2,169,468
	2010	$8.209	$9.433	1,693,718
	2011	$9.433	$9.153	1,361,164
	2012	$9.153	$10.658	1,083,960
	2013	$10.658	$14.036	896,945
	2014	$14.036	$15.920	749,978
	2015	$15.920	$15.478	649,788
Putnam VT Small Cap Value Fund – Class IB
	2006	$23.203	$26.877	2,519,726
	2007	$26.877	$23.163	1,835,554
	2008	$23.163	$13.870	1,361,192
	2009	$13.870	$18.016	1,126,715
	2010	$18.016	$22.413	889,552
	2011	$22.413	$21.087	733,931
	2012	$21.087	$24.465	600,512
	2013	$24.465	$33.728	487,880
	2014	$33.728	$34.450	396,620
	2015	$34.450	$32.577	325,613
Putnam VT Vista Fund – Class IB
	2006	$10.242	$10.666	4,014,690
	2007	$10.666	$10.933	2,976,653
	2008	$10.933	$5.879	2,217,331
	2009	$5.879	$8.055	2,818,060
	2010	$8.055	$9.229	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Voyager Fund – Class IB
	2006	$8.764	$9.125	13,494,905
	2007	$9.125	$9.508	9,962,252
	2008	$9.508	$5.912	7,428,943
	2009	$5.912	$9.569	6,290,414
	2010	$9.569	$11.414	4,873,514
	2011	$11.414	$9.260	4,051,503
	2012	$9.260	$10.445	3,358,839
	2013	$10.445	$14.825	2,792,671
	2014	$14.825	$16.062	2,355,663
	2015	$16.062	$14.892	2,089,745

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

With the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option
(age 66-75)

Mortality & Expense = 1.75

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT American Government Income Fund – Class IB
	2006	$6.844	$6.941	39,772
	2007	$6.941	$7.390	36,468
	2008	$7.390	$7.282	34,997
	2009	$7.282	$8.657	34,006
	2010	$8.657	$8.944	31,523
	2011	$8.944	$9.385	27,591
	2012	$9.385	$9.392	23,606
	2013	$9.392	$9.183	19,822
	2014	$9.183	$9.412	19,045
	2015	$9.412	$9.187	18,837
Putnam VT Capital Appreciation Fund – Class IB
	2006	$8.637	$9.531	23,929
	2007	$9.531	$8.713	20,250
	2008	$8.713	$5.274	6,184
	2009	$5.274	$4.903	0
Putnam VT Capital Opportunities Fund – Class IB
	2006	$16.190	$18.328	4,056
	2007	$18.328	$16.286	4,042
	2008	$16.286	$10.370	0
	2009	$10.370	$14.837	0
	2010	$14.837	$18.884	455
	2011	$18.884	$17.421	688
	2012	$17.421	$19.574	296
	2013	$19.574	$25.790	247
	2014	$25.790	$27.125	0
	2015	$27.125	$24.622	0
Putnam VT Discovery Growth Fund – Class IB
	2006	$4.973	$5.427	30,838
	2007	$5.427	$5.882	27,135
	2008	$5.882	$3.277	38,738
	2009	$3.277	$3.208	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Diversified Income Fund – Class IB
	2006	$13.170	$13.754	46,926
	2007	$13.754	$14.071	46,347
	2008	$14.071	$9.564	25,196
	2009	$9.564	$14.599	26,961
	2010	$14.599	$16.161	22,449
	2011	$16.161	$15.376	20,573
	2012	$15.376	$16.847	18,693
	2013	$16.847	$17.846	9,468
	2014	$17.846	$17.594	9,831
	2015	$17.594	$16.882	8,977
Putnam VT Equity Income Fund – Class IB
	2006	$13.676	$15.969	7,724
	2007	$15.969	$16.189	8,623
	2008	$16.189	$10.952	9,362
	2009	$10.952	$13.714	64,223
	2010	$13.714	$15.173	62,372
	2011	$15.173	$15.194	60,450
	2012	$15.194	$17.809	57,907
	2013	$17.809	$23.170	56,510
	2014	$23.170	$25.647	38,981
	2015	$25.647	$24.431	37,302
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$11.112	$12.220	191,024
	2007	$12.220	$12.120	180,179
	2008	$12.120	$7.058	172,642
	2009	$7.058	$8.712	165,364
	2010	$8.712	$9.486	161,949
	2011	$9.486	$9.579	153,471
	2012	$9.579	$10.590	151,552
	2013	$10.590	$12.288	148,872
	2014	$12.288	$13.362	93,664
	2015	$13.362	$12.980	90,606
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$10.463	$11.602	13,060
	2007	$11.602	$11.733	13,706
	2008	$11.733	$7.686	15,065
	2009	$7.686	$10.210	10,671
	2010	$10.210	$11.505	14,460
	2011	$11.505	$11.257	8,400
	2012	$11.257	$12.630	9,114
	2013	$12.630	$14.828	12,599
	2014	$14.828	$15.941	11,368
	2015	$15.941	$15.689	3,944
Putnam VT Global Equity Fund – Class IB
	2006	$8.654	$10.478	26,140
	2007	$10.478	$11.222	30,733
	2008	$11.222	$6.026	27,701
	2009	$6.026	$7.695	21,759
	2010	$7.695	$8.304	21,129
	2011	$8.304	$7.755	20,573
	2012	$7.755	$9.156	20,638
	2013	$9.156	$11.872	19,086
	2014	$11.872	$11.836	19,385
	2015	$11.836	$11.430	19,146

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Health Care Fund – Class IB
	2006	$12.203	$12.325	15,824
	2007	$12.325	$12.035	9,690
	2008	$12.035	$9.806	9,295
	2009	$9.806	$12.139	7,012
	2010	$12.139	$12.221	6,384
	2011	$12.221	$11.866	5,590
	2012	$11.866	$14.254	4,976
	2013	$14.254	$19.840	3,743
	2014	$19.840	$24.881	3,534
	2015	$24.881	$26.349	3,423
Putnam VT Global Utilities Fund – Class IB
	2006	$10.297	$12.852	19,680
	2007	$12.852	$15.145	15,794
	2008	$15.145	$10.343	26,096
	2009	$10.343	$10.909	12,786
	2010	$10.909	$10.915	12,711
	2011	$10.915	$10.144	11,459
	2012	$10.144	$10.469	10,256
	2013	$10.469	$11.706	3,560
	2014	$11.706	$13.179	3,535
	2015	$13.179	$11.664	3,882
Putnam VT Growth and Income Fund – Class IB
	2006	$10.094	$11.496	393,729
	2007	$11.496	$10.612	368,281
	2008	$10.612	$6.391	301,741
	2009	$6.391	$8.151	289,044
	2010	$8.151	$9.160	277,275
	2011	$9.160	$8.583	263,572
	2012	$8.583	$10.046	259,755
	2013	$10.046	$13.391	240,797
	2014	$13.391	$14.569	129,412
	2015	$14.569	$13.237	124,459
Putnam VT Growth Opportunities Fund – Class IB
	2006	$4.246	$4.529	53,581
	2007	$4.529	$4.690	47,647
	2008	$4.690	$2.871	13,936
	2009	$2.871	$3.974	12,763
	2010	$3.974	$4.580	10,282
	2011	$4.580	$4.315	12,387
	2012	$4.315	$4.983	9,639
	2013	$4.983	$6.666	9,387
	2014	$6.666	$7.460	7,060
	2015	$7.460	$7.405	5,913
Putnam VT High Yield Fund – Class IB
	2006	$12.177	$13.224	18,070
	2007	$13.224	$13.354	19,016
	2008	$13.354	$9.700	15,083
	2009	$9.700	$14.313	12,305
	2010	$14.313	$16.037	10,948
	2011	$16.037	$16.034	10,093
	2012	$16.034	$18.275	9,591
	2013	$18.275	$19.365	9,318
	2014	$19.365	$19.323	9,889
	2015	$19.323	$17.968	9,423

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Income Fund – Class IB
	2006	$12.216	$12.546	60,599
	2007	$12.546	$12.969	51,922
	2008	$12.969	$9.693	24,913
	2009	$9.693	$13.967	21,107
	2010	$13.967	$15.077	17,667
	2011	$15.077	$15.555	16,489
	2012	$15.555	$16.924	14,459
	2013	$16.924	$16.939	11,354
	2014	$16.939	$17.717	10,668
	2015	$17.717	$17.153	10,879
Putnam VT International Equity Fund – Class IB
	2006	$12.901	$16.189	85,917
	2007	$16.189	$17.235	82,896
	2008	$17.235	$9.491	72,424
	2009	$9.491	$11.622	70,574
	2010	$11.622	$12.563	67,828
	2011	$12.563	$10.253	66,719
	2012	$10.253	$12.281	65,069
	2013	$12.281	$15.454	61,256
	2014	$15.454	$14.154	40,661
	2015	$14.154	$13.926	38,922
Putnam VT International Growth Fund – Class IB
	2006	$11.055	$13.701	28,482
	2007	$13.701	$15.238	27,344
	2008	$15.238	$8.611	27,715
	2009	$8.611	$11.706	27,543
	2010	$11.706	$12.905	26,380
	2011	$12.905	$10.410	28,827
	2012	$10.410	$12.376	27,309
	2013	$12.376	$14.880	26,621
	2014	$14.880	$13.721	27,618
	2015	$13.721	$13.631	27,254
Putnam VT International Value Fund – Class IB
	2006	$13.039	$16.299	51,204
	2007	$16.299	$17.135	46,588
	2008	$17.135	$9.087	29,869
	2009	$9.087	$11.266	29,961
	2010	$11.266	$11.858	27,017
	2011	$11.858	$10.045	17,216
	2012	$10.045	$12.010	16,750
	2013	$12.010	$14.422	11,965
	2014	$14.422	$12.825	11,617
	2015	$12.825	$12.348	10,684
Putnam VT Investors Fund – Class IB
	2006	$7.976	$8.928	155,290
	2007	$8.928	$8.318	148,814
	2008	$8.318	$4.940	127,653
	2009	$4.940	$6.350	129,014
	2010	$6.350	$7.107	123,542
	2011	$7.107	$6.986	122,171
	2012	$6.986	$8.019	119,921
	2013	$8.019	$10.646	109,575
	2014	$10.646	$11.915	68,517
	2015	$11.915	$11.451	67,833

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Money Market Fund – Class IB
	2006	$10.648	$10.921	4,114
	2007	$10.921	$11.243	15,383
	2008	$11.243	$11.330	20,075
	2009	$11.330	$11.155	13,470
	2010	$11.155	$10.963	11,065
	2011	$10.963	$10.773	10,901
	2012	$10.773	$10.585	3,466
	2013	$10.585	$10.401	3,260
	2014	$10.401	$10.220	3,158
	2015	$10.220	$10.042	3,025
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$8.156	$8.699	33,260
	2007	$8.699	$9.037	28,515
	2008	$9.037	$5.438	21,413
	2009	$5.438	$7.060	41,984
	2010	$7.060	$8.294	81,868
	2011	$8.294	$7.735	73,675
	2012	$7.735	$8.873	72,147
	2013	$8.873	$11.894	68,202
	2014	$11.894	$13.262	63,399
	2015	$13.262	$12.992	57,217
Putnam VT Multi-Cap Value Fund – Class IB
	2006	$15.987	$18.074	4,236
	2007	$18.074	$18.056	2,844
	2008	$18.056	$10.142	2,844
	2009	$10.142	$13.851	3,448
	2010	$13.851	$16.883	3,353
	2011	$16.883	$15.739	2,844
	2012	$15.739	$17.976	2,844
	2013	$17.976	$25.093	2,844
	2014	$25.093	$27.305	3,079
	2015	$27.305	$25.667	3,053
Putnam VT New Value Fund – Class IB
	2006	$13.721	$15.640	95,202
	2007	$15.640	$14.614	91,267
	2008	$14.614	$7.932	75,215
	2009	$7.932	$7.466	0
Putnam VT OTC & Emerging Growth Fund – Class IB
	2006	$5.121	$5.656	33,757
	2007	$5.656	$6.262	30,266
	2008	$6.262	$3.343	38,535
	2009	$3.343	$3.243	0
Putnam VT Research Fund – Class IB
	2006	$9.174	$10.033	35,805
	2007	$10.033	$9.912	33,171
	2008	$9.912	$5.985	30,089
	2009	$5.985	$7.831	28,981
	2010	$7.831	$8.954	28,264
	2011	$8.954	$8.644	25,817
	2012	$8.644	$10.014	26,190
	2013	$10.014	$13.122	20,933
	2014	$13.122	$14.808	19,525
	2015	$14.808	$14.324	19,168

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Small Cap Value Fund – Class IB
	2006	$22.591	$26.036	37,780
	2007	$26.036	$22.324	33,686
	2008	$22.324	$13.300	27,955
	2009	$13.300	$17.187	26,336
	2010	$17.187	$21.275	23,794
	2011	$21.275	$19.915	22,825
	2012	$19.915	$22.987	22,257
	2013	$22.987	$31.531	21,676
	2014	$31.531	$32.043	19,150
	2015	$32.043	$30.147	17,188
Putnam VT Vista Fund – Class IB
	2006	$9.972	$10.332	38,290
	2007	$10.332	$10.537	24,291
	2008	$10.537	$5.637	17,374
	2009	$5.637	$7.685	39,462
	2010	$7.685	$8.772	0
Putnam VT Voyager Fund – Class IB
	2006	$8.533	$8.840	132,668
	2007	$8.840	$9.164	112,238
	2008	$9.164	$5.669	96,590
	2009	$5.669	$9.129	59,389
	2010	$9.129	$10.835	50,911
	2011	$10.835	$8.745	51,330
	2012	$8.745	$9.814	45,721
	2013	$9.814	$13.859	49,060
	2014	$13.859	$14.940	50,555
	2015	$14.940	$13.781	49,102

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Plus Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

Basic Contract

Mortality & Expense = 1.6

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT American Government Income Fund – Class IB
	2006	$12.317	$12.511	647,923
	2007	$12.511	$13.339	616,925
	2008	$13.339	$13.165	540,953
	2009	$13.165	$15.675	466,388
	2010	$15.675	$16.220	418,160
	2011	$16.220	$17.045	325,737
	2012	$17.045	$17.083	258,135
	2013	$17.083	$16.729	157,163
	2014	$16.729	$17.172	112,179
	2015	$17.172	$16.786	103,024
Putnam VT Capital Appreciation Fund – Class IB
	2006	$8.688	$9.603	224,938
	2007	$9.603	$8.792	213,970
	2008	$8.792	$5.330	210,496
	2009	$5.330	$4.956	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Capital Opportunities Fund – Class IB
	2006	$16.256	$18.430	71,725
	2007	$18.430	$16.402	57,029
	2008	$16.402	$10.461	36,220
	2009	$10.461	$14.989	43,527
	2010	$14.989	$19.106	68,313
	2011	$19.106	$17.653	34,564
	2012	$17.653	$19.865	28,855
	2013	$19.865	$26.213	26,264
	2014	$26.213	$27.612	17,869
	2015	$27.612	$25.102	16,586
Putnam VT Discovery Growth Fund – Class IB
	2006	$5.003	$5.468	333,296
	2007	$5.468	$5.935	289,796
	2008	$5.935	$3.311	260,937
	2009	$3.311	$3.242	0
Putnam VT Diversified Income Fund – Class IB
	2006	$13.345	$13.958	576,338
	2007	$13.958	$14.301	540,799
	2008	$14.301	$9.736	405,713
	2009	$9.736	$14.884	336,111
	2010	$14.884	$16.501	259,147
	2011	$16.501	$15.723	226,578
	2012	$15.723	$17.254	202,703
	2013	$17.254	$18.305	182,354
	2014	$18.305	$18.075	140,089
	2015	$18.075	$17.369	115,313
Putnam VT Equity Income Fund – Class IB
	2006	$13.732	$16.059	279,925
	2007	$16.059	$16.304	278,688
	2008	$16.304	$11.047	237,901
	2009	$11.047	$13.854	568,928
	2010	$13.854	$15.351	467,523
	2011	$15.351	$15.396	350,026
	2012	$15.396	$18.074	286,522
	2013	$18.074	$23.550	236,094
	2014	$23.550	$26.107	192,632
	2015	$26.107	$24.908	163,663
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$12.814	$14.112	895,342
	2007	$14.112	$14.018	833,330
	2008	$14.018	$8.176	619,597
	2009	$8.176	$10.107	538,128
	2010	$10.107	$11.022	427,804
	2011	$11.022	$11.147	334,828
	2012	$11.147	$12.343	286,916
	2013	$12.343	$14.343	254,570
	2014	$14.343	$15.621	208,084
	2015	$15.621	$15.197	164,163
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$10.184	$11.310	303,822
	2007	$11.310	$11.455	297,662
	2008	$11.455	$7.516	284,658
	2009	$7.516	$9.999	271,095
	2010	$9.999	$11.285	157,372
	2011	$11.285	$11.058	136,809
	2012	$11.058	$12.426	102,249
	2013	$12.426	$14.610	94,577
	2014	$14.610	$15.731	87,084
	2015	$15.731	$15.506	75,734

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Equity Fund – Class IB
	2006	$5.703	$6.915	833,304
	2007	$6.915	$7.417	758,215
	2008	$7.417	$3.989	669,625
	2009	$3.989	$5.101	588,304
	2010	$5.101	$5.514	394,048
	2011	$5.514	$5.157	310,548
	2012	$5.157	$6.098	258,916
	2013	$6.098	$7.919	205,298
	2014	$7.919	$7.907	174,085
	2015	$7.907	$7.648	153,909
Putnam VT Global Health Care Fund – Class IB
	2006	$10.179	$10.296	485,326
	2007	$10.296	$10.070	401,746
	2008	$10.070	$8.217	315,491
	2009	$8.217	$10.188	277,581
	2010	$10.188	$10.272	248,798
	2011	$10.272	$9.989	209,286
	2012	$9.989	$12.018	177,357
	2013	$12.018	$16.753	157,665
	2014	$16.753	$21.042	122,458
	2015	$21.042	$22.317	115,783
Putnam VT Global Utilities Fund – Class IB
	2006	$10.668	$13.336	415,055
	2007	$13.336	$15.739	339,447
	2008	$15.739	$10.765	233,641
	2009	$10.765	$11.372	197,461
	2010	$11.372	$11.395	161,335
	2011	$11.395	$10.607	124,809
	2012	$10.607	$10.962	104,024
	2013	$10.962	$12.277	81,571
	2014	$12.277	$13.842	68,043
	2015	$13.842	$12.270	58,367
Putnam VT Growth and Income Fund – Class IB
	2006	$12.301	$14.031	2,632,559
	2007	$14.031	$12.971	2,267,997
	2008	$12.971	$7.824	1,670,924
	2009	$7.824	$9.994	1,438,410
	2010	$9.994	$11.249	1,114,576
	2011	$11.249	$10.555	873,571
	2012	$10.555	$12.373	710,831
	2013	$12.373	$16.519	610,173
	2014	$16.519	$18.000	497,080
	2015	$18.000	$16.379	435,865
Putnam VT Growth Opportunities Fund – Class IB
	2006	$4.320	$4.614	559,611
	2007	$4.614	$4.786	453,463
	2008	$4.786	$2.934	386,378
	2009	$2.934	$4.067	378,524
	2010	$4.067	$4.695	296,911
	2011	$4.695	$4.430	239,191
	2012	$4.430	$5.124	198,924
	2013	$5.124	$6.864	184,209
	2014	$6.864	$7.695	164,544
	2015	$7.695	$7.649	129,388

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT High Yield Fund – Class IB
	2006	$12.243	$13.316	530,796
	2007	$13.316	$13.468	447,040
	2008	$13.468	$9.798	331,532
	2009	$9.798	$14.479	284,658
	2010	$14.479	$16.248	232,086
	2011	$16.248	$16.269	178,070
	2012	$16.269	$18.571	152,827
	2013	$18.571	$19.709	133,664
	2014	$19.709	$19.696	106,231
	2015	$19.696	$18.344	87,935
Putnam VT Income Fund – Class IB
	2006	$12.554	$12.912	1,028,972
	2007	$12.912	$13.368	968,777
	2008	$13.368	$10.007	757,880
	2009	$10.007	$14.441	632,725
	2010	$14.441	$15.612	449,208
	2011	$15.612	$16.131	352,799
	2012	$16.131	$17.578	303,749
	2013	$17.578	$17.620	271,283
	2014	$17.620	$18.458	223,412
	2015	$18.458	$17.897	210,564
Putnam VT International Equity Fund – Class IB
	2006	$8.876	$11.156	1,660,738
	2007	$11.156	$11.895	1,519,357
	2008	$11.895	$6.560	1,215,054
	2009	$6.560	$8.045	1,058,132
	2010	$8.045	$8.710	744,085
	2011	$8.710	$7.120	625,035
	2012	$7.120	$8.541	516,503
	2013	$8.541	$10.763	451,938
	2014	$10.763	$9.873	402,521
	2015	$9.873	$9.729	356,263
Putnam VT International Growth Fund – Class IB
	2006	$5.742	$7.127	697,583
	2007	$7.127	$7.938	690,347
	2008	$7.938	$4.493	508,480
	2009	$4.493	$6.117	453,370
	2010	$6.117	$6.754	367,258
	2011	$6.754	$5.456	342,034
	2012	$5.456	$6.497	285,602
	2013	$6.497	$7.823	229,943
	2014	$7.823	$7.225	195,906
	2015	$7.225	$7.189	162,833
Putnam VT International Value Fund – Class IB
	2006	$12.515	$15.669	520,225
	2007	$15.669	$16.497	498,685
	2008	$16.497	$8.762	358,165
	2009	$8.762	$10.880	330,144
	2010	$10.880	$11.469	247,034
	2011	$11.469	$9.730	186,549
	2012	$9.730	$11.652	158,912
	2013	$11.652	$14.012	136,237
	2014	$14.012	$12.480	122,375
	2015	$12.480	$12.034	114,968

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$7.073	$7.930	1,737,238
	2007	$7.930	$7.400	1,582,632
	2008	$7.400	$4.402	1,270,133
	2009	$4.402	$5.666	1,339,165
	2010	$5.666	$6.352	856,427
	2011	$6.352	$6.253	710,770
	2012	$6.253	$7.188	562,747
	2013	$7.188	$9.558	473,665
	2014	$9.558	$10.713	398,688
	2015	$10.713	$10.312	329,125
Putnam VT Money Market Fund – Class IB
	2006	$10.412	$10.696	293,663
	2007	$10.696	$11.027	368,697
	2008	$11.027	$11.130	687,023
	2009	$11.130	$10.974	373,382
	2010	$10.974	$10.803	269,040
	2011	$10.803	$10.632	224,527
	2012	$10.632	$10.462	194,769
	2013	$10.462	$10.296	143,753
	2014	$10.296	$10.132	115,309
	2015	$10.132	$9.971	118,425
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$4.895	$5.229	2,373,574
	2007	$5.229	$5.441	2,020,200
	2008	$5.441	$3.279	1,647,358
	2009	$3.279	$4.264	1,665,197
	2010	$4.264	$5.016	2,185,276
	2011	$5.016	$4.685	1,763,572
	2012	$4.685	$5.383	1,489,578
	2013	$5.383	$7.227	1,275,959
	2014	$7.227	$8.070	1,074,580
	2015	$8.070	$7.918	888,316
Putnam VT Multi-Cap Value Fund – Class IB
	2006	$16.052	$18.176	157,909
	2007	$18.176	$18.185	137,853
	2008	$18.185	$10.230	111,787
	2009	$10.230	$13.993	72,168
	2010	$13.993	$17.082	57,945
	2011	$17.082	$15.948	36,923
	2012	$15.948	$18.244	33,670
	2013	$18.244	$25.504	31,670
	2014	$25.504	$27.796	32,228
	2015	$27.796	$26.168	31,146
Putnam VT New Value Fund – Class IB
	2006	$17.412	$19.878	725,512
	2007	$19.878	$18.602	624,870
	2008	$18.602	$10.112	456,742
	2009	$10.112	$9.520	0
Putnam VT OTC & Emerging Growth Fund – Class IB
	2006	$2.210	$2.445	1,266,923
	2007	$2.445	$2.711	990,866
	2008	$2.711	$1.450	799,027
	2009	$1.450	$1.406	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Research Fund – Class IB
	2006	$8.511	$9.323	824,800
	2007	$9.323	$9.224	734,083
	2008	$9.224	$5.578	608,806
	2009	$5.578	$7.310	539,557
	2010	$7.310	$8.371	423,549
	2011	$8.371	$8.094	333,199
	2012	$8.094	$9.391	248,985
	2013	$9.391	$12.324	216,554
	2014	$12.324	$13.929	177,725
	2015	$13.929	$13.494	156,894
Putnam VT Small Cap Value Fund – Class IB
	2006	$21.598	$24.929	520,014
	2007	$24.929	$21.408	416,834
	2008	$21.408	$12.773	307,715
	2009	$12.773	$16.532	253,515
	2010	$16.532	$20.495	206,706
	2011	$20.495	$19.214	167,701
	2012	$19.214	$22.212	139,831
	2013	$22.212	$30.514	110,712
	2014	$30.514	$31.057	91,399
	2015	$31.057	$29.265	79,209
Putnam VT Vista Fund – Class IB
	2006	$6.408	$6.649	1,308,937
	2007	$6.649	$6.791	1,115,131
	2008	$6.791	$3.639	759,826
	2009	$3.639	$4.968	939,120
	2010	$4.968	$5.677	0
Putnam VT Voyager Fund – Class IB
	2006	$5.848	$6.067	4,003,304
	2007	$6.067	$6.299	3,419,553
	2008	$6.299	$3.903	2,452,151
	2009	$3.903	$6.295	2,215,210
	2010	$6.295	$7.482	1,569,729
	2011	$7.482	$6.049	1,198,337
	2012	$6.049	$6.798	1,039,240
	2013	$6.798	$9.615	887,953
	2014	$9.615	$10.381	757,175
	2015	$10.381	$9.590	629,730

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Plus Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

With the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option
(age 66-75)

Mortality & Expense = 2.1

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT American Government Income Fund – Class IB
	2006	$12.006	$12.133	1,001
	2007	$12.133	$12.870	1,780
	2008	$12.870	$12.638	1,777
	2009	$12.638	$14.970	1,773
	2011	$10.000	$16.115	12,633
	2012	$16.115	$16.068	11,628
	2013	$16.068	$15.656	11,823
	2014	$15.656	$15.988	11,819
	2015	$15.988	$15.550	11,815
Putnam VT Capital Appreciation Fund – Class IB
	2006	$8.476	$9.322	3,468
	2007	$9.322	$8.491	3,416
	2008	$8.491	$5.121	3,379
	2009	$5.121	$4.759	0
Putnam VT Capital Opportunities Fund – Class IB
	2006	$16.037	$18.090	0
	2007	$18.090	$16.017	0
	2008	$16.017	$10.163	0
	2009	$10.163	$14.488	0
	2011	$10.000	$16.890	0
	2012	$16.890	$18.910	0
	2013	$18.910	$24.827	0
	2014	$24.827	$26.018	0
	2015	$26.018	$23.533	0
Putnam VT Discovery Growth Fund – Class IB
	2006	$4.881	$5.308	4,098
	2007	$5.308	$5.732	2,666
	2008	$5.732	$3.182	2,662
	2009	$3.182	$3.113	0
Putnam VT Diversified Income Fund – Class IB
	2006	$13.008	$13.537	4,963
	2007	$13.537	$13.799	4,936
	2008	$13.799	$9.346	4,600
	2009	$9.346	$14.215	4,625
	2011	$10.000	$14.865	3,960
	2012	$14.865	$16.230	4,373
	2013	$16.230	$17.130	4,356
	2014	$17.130	$16.829	4,339
	2015	$16.829	$16.090	2,092
Putnam VT Equity Income Fund – Class IB
	2006	$13.547	$15.762	942
	2007	$15.762	$15.921	1,444
	2008	$15.921	$10.733	1,439
	2009	$10.733	$13.391	11,114
	2011	$10.000	$14.732	9,397
	2012	$14.732	$17.205	8,425
	2013	$17.205	$22.305	8,632
	2014	$22.305	$24.601	8,620
	2015	$24.601	$23.351	8,607

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$12.490	$13.686	4,882
	2007	$13.686	$13.525	4,147
	2008	$13.525	$7.849	3,191
	2009	$7.849	$9.653	2,967
	2011	$10.000	$10.538	2,953
	2012	$10.538	$11.609	2,946
	2013	$11.609	$13.422	3,347
	2014	$13.422	$14.544	3,339
	2015	$14.544	$14.077	4,722
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$9.927	$10.969	2,787
	2007	$10.969	$11.053	2,779
	2008	$11.053	$7.215	2,770
	2009	$7.215	$9.550	2,760
	2011	$10.000	$10.454	0
	2012	$10.454	$11.687	0
	2013	$11.687	$13.672	0
	2014	$13.672	$14.647	0
	2015	$14.647	$14.364	0
Putnam VT Global Equity Fund – Class IB
	2006	$5.559	$6.706	26,195
	2007	$6.706	$7.157	26,161
	2008	$7.157	$3.829	26,106
	2009	$3.829	$4.872	26,055
	2011	$10.000	$4.875	25,742
	2012	$4.875	$5.736	22,938
	2013	$5.736	$7.411	22,749
	2014	$7.411	$7.362	22,537
	2015	$7.362	$7.084	22,308
Putnam VT Global Health Care Fund – Class IB
	2006	$9.992	$9.985	2,547
	2007	$9.985	$9.716	2,540
	2008	$9.716	$7.888	2,530
	2009	$7.888	$9.730	2,521
	2011	$10.000	$9.444	2,360
	2012	$9.444	$11.304	0
	2013	$11.304	$15.677	0
	2014	$15.677	$19.591	0
	2015	$19.591	$20.673	0
Putnam VT Global Utilities Fund – Class IB
	2006	$10.399	$12.933	9,587
	2007	$12.933	$15.186	10,241
	2008	$15.186	$10.333	2,115
	2009	$10.333	$10.861	2,106
	2011	$10.000	$10.028	2,088
	2012	$10.028	$10.311	644
	2013	$10.311	$11.489	813
	2014	$11.489	$12.888	810
	2015	$12.888	$11.366	807
Putnam VT Growth and Income Fund – Class IB
	2006	$11.990	$13.607	13,271
	2007	$13.607	$12.515	11,836
	2008	$12.515	$7.511	10,376
	2009	$7.511	$9.545	7,286
	2011	$10.000	$9.979	5,728
	2012	$9.979	$11.638	3,318
	2013	$11.638	$15.459	3,233
	2014	$15.459	$16.759	3,138
	2015	$16.759	$15.172	3,036

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Growth Opportunities Fund – Class IB
	2006	$4.211	$4.475	5,463
	2007	$4.475	$4.617	4,521
	2008	$4.617	$2.817	1,723
	2009	$2.817	$3.884	1,173
	2011	$10.000	$4.188	0
	2012	$4.188	$4.820	0
	2013	$4.820	$6.424	0
	2014	$6.424	$7.164	0
	2015	$7.164	$7.085	0
Putnam VT High Yield Fund – Class IB
	2006	$11.934	$12.914	3,452
	2007	$12.914	$12.994	3,822
	2008	$12.994	$9.405	3,808
	2009	$9.405	$13.829	3,797
	2011	$10.000	$15.381	3,776
	2012	$15.381	$17.468	2,150
	2013	$17.468	$18.445	2,277
	2014	$18.445	$18.339	2,267
	2015	$18.339	$16.993	649
Putnam VT Income Fund – Class IB
	2006	$12.237	$12.522	7,235
	2007	$12.522	$12.898	9,502
	2008	$12.898	$9.606	4,325
	2009	$9.606	$13.792	4,309
	2011	$10.000	$15.251	4,181
	2012	$15.251	$16.534	4,114
	2013	$16.534	$16.489	4,030
	2014	$16.489	$17.185	3,935
	2015	$17.185	$16.579	1,483
Putnam VT International Equity Fund – Class IB
	2006	$8.652	$10.819	1,510
	2007	$10.819	$11.477	5,055
	2008	$11.477	$6.297	3,231
	2009	$6.297	$7.684	3,072
	2011	$10.000	$6.731	2,294
	2012	$6.731	$8.033	0
	2013	$8.033	$10.072	0
	2014	$10.072	$9.192	0
	2015	$9.192	$9.012	0
Putnam VT International Growth Fund – Class IB
	2006	$5.597	$6.911	13,902
	2007	$6.911	$7.659	15,633
	2008	$7.659	$4.313	3,250
	2009	$4.313	$5.842	3,227
	2011	$10.000	$5.158	3,347
	2012	$5.158	$6.111	283
	2013	$6.111	$7.321	282
	2014	$7.321	$6.726	281
	2015	$6.726	$6.659	280
Putnam VT International Value Fund – Class IB
	2006	$12.199	$15.196	3,090
	2007	$15.196	$15.917	4,768
	2008	$15.917	$8.411	4,777
	2009	$8.411	$10.391	4,766
	2011	$10.000	$9.199	4,310
	2012	$9.199	$10.959	1,154
	2013	$10.959	$13.113	1,269
	2014	$13.113	$11.619	1,264
	2015	$11.619	$11.148	1,259

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$6.895	$7.691	20,020
	2007	$7.691	$7.139	15,502
	2008	$7.139	$4.225	13,206
	2009	$4.225	$5.411	17,324
	2011	$10.000	$5.911	16,230
	2012	$5.911	$6.761	14,955
	2013	$6.761	$8.944	14,941
	2014	$8.944	$9.974	14,928
	2015	$9.974	$9.552	14,915
Putnam VT Money Market Fund – Class IB
	2006	$10.149	$10.373	2,442
	2007	$10.373	$10.640	0
	2008	$10.640	$10.684	16,622
	2009	$10.684	$10.481	16,622
	2011	$10.000	$10.051	936
	2012	$10.051	$9.841	936
	2013	$9.841	$9.635	936
	2014	$9.635	$9.434	936
	2015	$9.434	$9.236	0
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$4.772	$5.072	24,988
	2007	$5.072	$5.249	24,963
	2008	$5.249	$3.148	10,122
	2009	$3.148	$4.072	11,517
	2011	$10.000	$4.429	13,915
	2012	$4.429	$5.063	8,083
	2013	$5.063	$6.763	8,049
	2014	$6.763	$7.514	8,019
	2015	$7.514	$7.335	7,988
Putnam VT Multi-Cap Value Fund – Class IB
	2006	$15.836	$17.840	1,212
	2007	$17.840	$17.758	1,207
	2008	$17.758	$9.939	884
	2009	$9.939	$13.525	736
	2011	$10.000	$15.259	0
	2012	$15.259	$17.367	0
	2013	$17.367	$24.155	0
	2014	$24.155	$26.192	0
	2015	$26.192	$24.532	0
Putnam VT New Value Fund – Class IB
	2006	$16.973	$19.278	11,282
	2007	$19.278	$17.949	10,932
	2008	$17.949	$9.707	10,627
	2009	$9.707	$9.133	0
Putnam VT OTC & Emerging Growth Fund – Class IB
	2006	$2.154	$2.371	1,061
	2007	$2.371	$2.615	1,019
	2008	$2.615	$1.391	1,058
	2009	$1.391	$1.349	0
Putnam VT Research Fund – Class IB
	2006	$8.296	$9.042	17,113
	2007	$9.042	$8.900	17,362
	2008	$8.900	$5.354	15,504
	2009	$5.354	$6.982	15,474
	2011	$10.000	$7.652	15,421
	2012	$7.652	$8.833	14,432
	2013	$8.833	$11.533	14,410
	2014	$11.533	$12.968	14,390
	2015	$12.968	$12.500	14,371

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Small Cap Value Fund – Class IB
	2006	$21.052	$24.176	4,315
	2007	$24.176	$20.655	4,329
	2008	$20.655	$12.261	4,070
	2009	$12.261	$15.789	3,955
	2011	$10.000	$18.165	3,362
	2012	$18.165	$20.892	1,838
	2013	$20.892	$28.555	1,830
	2014	$28.555	$28.916	1,824
	2015	$28.916	$27.108	1,817
Putnam VT Vista Fund – Class IB
	2006	$6.246	$6.448	3,634
	2007	$6.448	$6.552	2,858
	2008	$6.552	$3.493	2,035
	2009	$3.493	$4.745	2,024
Putnam VT Voyager Fund – Class IB
	2006	$5.700	$5.884	23,085
	2007	$5.884	$6.078	22,288
	2008	$6.078	$3.747	21,353
	2009	$3.747	$6.012	20,609
	2011	$10.000	$5.718	19,614
	2012	$5.718	$6.394	15,382
	2013	$6.394	$8.997	15,244
	2014	$8.997	$9.665	15,086
	2015	$9.665	$8.883	14,915

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Preferred Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

Basic Contract

Mortality & Expense = 1.65

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT American Government Income Fund – Class IB
	2006	$12.126	$12.310	33,850
	2007	$12.310	$13.119	23,555
	2008	$13.119	$12.941	50,446
	2009	$12.941	$15.400	37,803
	2010	$15.400	$15.928	46,492
	2011	$15.928	$16.730	35,067
	2012	$16.730	$16.758	35,698
	2013	$16.758	$16.403	28,659
	2014	$16.403	$16.828	26,379
	2015	$16.828	$16.442	22,832
Putnam VT Capital Appreciation Fund – Class IB
	2006	$8.665	$9.572	13,666
	2007	$9.572	$8.760	7,900
	2008	$8.760	$5.307	7,484
	2009	$5.307	$4.935	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Capital Opportunities Fund – Class IB
	2006	$16.234	$18.396	4,711
	2007	$18.396	$16.363	1,918
	2008	$16.363	$10.430	2,374
	2009	$10.430	$14.938	6,018
	2010	$14.938	$19.031	4,423
	2011	$19.031	$17.575	4,398
	2012	$17.575	$19.768	4,189
	2013	$19.768	$26.071	4,218
	2014	$26.071	$27.448	2,473
	2015	$27.448	$24.941	2,086
Putnam VT Discovery Growth Fund – Class IB
	2006	$4.989	$5.541	20,827
	2007	$5.451	$5.913	11,921
	2008	$5.913	$3.298	16,121
	2009	$3.298	$3.229	0
Putnam VT Diversified Income Fund – Class IB
	2006	$13.521	$14.135	76,777
	2007	$14.135	$14.475	58,667
	2008	$14.475	$9.849	63,353
	2009	$9.849	$15.049	64,939
	2010	$15.049	$16.676	56,109
	2011	$16.676	$15.882	43,852
	2012	$15.882	$17.420	43,921
	2013	$17.420	$18.471	35,528
	2014	$18.471	$18.229	28,022
	2015	$18.229	$17.509	25,650
Putnam VT Equity Income Fund – Class IB
	2006	$13.713	$16.029	32,015
	2007	$16.029	$16.266	34,775
	2008	$16.266	$11.015	50,469
	2009	$11.015	$13.807	73,208
	2010	$13.807	$15.292	67,171
	2011	$15.292	$15.329	59,141
	2012	$15.329	$17.985	46,966
	2013	$17.985	$23.423	45,893
	2014	$23.423	$25.953	39,030
	2015	$25.953	$24.748	37,072
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$12.092	$13.311	185,431
	2007	$13.311	$13.215	166,369
	2008	$13.215	$7.704	119,246
	2009	$7.704	$9.519	103,240
	2010	$9.519	$10.375	86,519
	2011	$10.375	$10.487	76,852
	2012	$10.487	$11.606	61,044
	2013	$11.606	$13.480	53,466
	2014	$13.480	$14.674	38,309
	2015	$14.674	$14.268	36,385
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$10.172	$11.291	45,972
	2007	$11.291	$11.430	43,149
	2008	$11.430	$7.495	43,247
	2009	$7.495	$9.967	31,363
	2010	$9.967	$11.243	26,022
	2011	$11.243	$11.011	26,346
	2012	$11.011	$12.367	11,130
	2013	$12.367	$14.534	9,368
	2014	$14.534	$15.641	4,779
	2015	$15.641	$15.409	4,485

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Global Equity Fund – Class IB
	2006	$5.986	$7.254	84,666
	2007	$7.254	$7.778	71,387
	2008	$7.778	$4.180	55,457
	2009	$4.180	$5.344	16,049
	2010	$5.344	$5.773	14,572
	2011	$5.773	$5.396	11,270
	2012	$5.396	$6.378	10,876
	2013	$6.378	$8.279	10,558
	2014	$8.279	$8.262	10,428
	2015	$8.262	$7.987	10,166
Putnam VT Global Health Care Fund – Class IB
	2006	$10.318	$10.431	43,984
	2007	$10.431	$10.197	43,173
	2008	$10.197	$8.316	20,493
	2009	$8.316	$10.306	15,574
	2010	$10.306	$10.386	13,588
	2011	$10.386	$10.094	6,542
	2012	$10.094	$12.138	10,971
	2013	$12.138	$16.912	8,871
	2014	$16.912	$21.231	1,919
	2015	$21.231	$22.506	1,472
Putnam VT Global Utilities Fund – Class IB
	2006	$10.023	$12.522	54,382
	2007	$12.522	$14.771	49,833
	2008	$14.771	$10.098	52,520
	2009	$10.098	$10.662	36,807
	2010	$10.662	$10.678	22,033
	2011	$10.678	$9.934	18,427
	2012	$9.934	$10.262	15,038
	2013	$10.262	$11.488	12,442
	2014	$11.488	$12.945	10,538
	2015	$12.945	$11.469	9,640
Putnam VT Growth and Income Fund – Class IB
	2006	$11.271	$12.849	353,739
	2007	$12.849	$11.873	272,041
	2008	$11.873	$7.158	182,984
	2009	$7.158	$9.139	185,141
	2010	$9.139	$10.280	148,034
	2011	$10.280	$9.642	149,961
	2012	$9.642	$11.297	136,854
	2013	$11.297	$15.074	103,269
	2014	$15.074	$16.417	93,584
	2015	$16.417	$14.931	78,008
Putnam VT Growth Opportunities Fund – Class IB
	2006	$4.229	$4.515	59,495
	2007	$4.515	$4.680	42,069
	2008	$4.680	$2.868	36,438
	2009	$2.868	$3.974	42,302
	2010	$3.974	$4.585	37,019
	2011	$4.585	$4.323	41,806
	2012	$4.323	$4.999	55,172
	2013	$4.999	$6.693	40,780
	2014	$6.693	$7.499	29,549
	2015	$7.499	$7.450	16,788

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT High Yield Fund – Class IB
	2006	$12.500	$13.588	42,628
	2007	$13.588	$13.736	23,034
	2008	$13.736	$9.987	20,128
	2009	$9.987	$14.752	28,021
	2010	$14.752	$16.546	28,396
	2011	$16.546	$16.559	26,217
	2012	$16.559	$18.893	26,184
	2013	$18.893	$20.041	15,831
	2014	$20.041	$20.017	10,735
	2015	$20.017	$18.633	10,340
Putnam VT Income Fund – Class IB
	2006	$12.621	$12.975	83,121
	2007	$12.975	$13.426	65,361
	2008	$13.426	$10.045	50,497
	2009	$10.045	$14.489	56,358
	2010	$14.489	$15.656	48,016
	2011	$15.656	$16.168	35,017
	2012	$16.168	$17.609	32,280
	2013	$17.609	$17.643	18,856
	2014	$17.643	$18.472	15,212
	2015	$18.472	$17.902	13,141
Putnam VT International Equity Fund – Class IB
	2006	$9.234	$11.599	143,339
	2007	$11.599	$12.361	105,791
	2008	$12.361	$6.814	91,415
	2009	$6.814	$8.352	107,307
	2010	$8.352	$9.038	102,634
	2011	$9.038	$7.384	96,595
	2012	$7.384	$8.853	94,075
	2013	$8.853	$11.151	64,179
	2014	$11.151	$10.224	61,280
	2015	$10.224	$10.069	51,956
Putnam VT International Growth Fund – Class IB
	2006	$6.176	$8.331	26,994
	2007	$8.331	$9.276	26,603
	2008	$9.276	$5.247	33,849
	2009	$5.247	$7.140	28,892
	2010	$7.140	$7.880	32,285
	2011	$7.880	$6.363	28,296
	2012	$6.363	$7.572	25,324
	2013	$7.572	$9.113	21,701
	2014	$9.113	$8.412	14,801
	2015	$8.412	$8.365	14,468
Putnam VT International Value Fund – Class IB
	2006	$11.941	$14.942	50,397
	2007	$14.942	$15.724	43,026
	2008	$15.724	$8.347	35,271
	2009	$8.347	$10.360	33,674
	2010	$10.360	$10.915	31,204
	2011	$10.915	$9.256	26,545
	2012	$9.256	$11.078	12,710
	2013	$11.078	$13.315	10,343
	2014	$13.315	$11.853	8,817
	2015	$11.853	$11.424	8,346

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$6.860	$7.687	137,779
	2007	$7.687	$7.169	97,861
	2008	$7.169	$4.262	87,876
	2009	$4.262	$5.484	86,808
	2010	$5.484	$6.144	70,347
	2011	$6.144	$6.046	54,267
	2012	$6.046	$6.946	53,884
	2013	$6.946	$9.231	46,380
	2014	$9.231	$10.342	36,360
	2015	$10.342	$9.950	30,535
Putnam VT Money Market Fund – Class IB
	2006	$10.314	$10.590	31,404
	2007	$10.590	$10.913	58,254
	2008	$10.913	$11.009	43,593
	2009	$11.009	$10.850	40,575
	2010	$10.850	$10.675	22,627
	2011	$10.675	$10.500	21,996
	2012	$10.500	$10.327	17,740
	2013	$10.327	$10.158	16,620
	2014	$10.158	$9.991	30,163
	2015	$9.991	$9.827	14,059
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$5.134	$5.481	155,676
	2007	$5.481	$5.700	116,843
	2008	$5.700	$3.434	121,413
	2009	$3.434	$4.462	127,093
	2010	$4.462	$5.247	229,475
	2011	$5.247	$4.898	197,471
	2012	$4.898	$5.625	167,927
	2013	$5.625	$7.548	153,901
	2014	$7.548	$8.425	131,921
	2015	$8.425	$8.262	110,673
Putnam VT Multi-Cap Value Fund – Class IB
	2006	$16.030	$18.142	23,121
	2007	$18.142	$18.142	21,403
	2008	$18.142	$10.201	18,360
	2009	$10.201	$13.945	10,947
	2010	$13.945	$17.015	10,966
	2011	$17.015	$15.878	10,287
	2012	$15.878	$18.154	7,346
	2013	$18.154	$25.367	6,903
	2014	$25.367	$27.631	5,591
	2015	$27.631	$26.000	3,719
Putnam VT New Value Fund – Class IB
	2006	$15.573	$17.769	93,684
	2007	$17.769	$16.620	73,906
	2008	$16.620	$9.030	54,886
	2009	$9.030	$8.501	0
Putnam VT OTC & Emerging Growth Fund – Class IB
	2006	$3.295	$3.643	51,277
	2007	$3.643	$4.037	47,014
	2008	$4.037	$2.158	46,717
	2009	$2.158	$2.093	0

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Research Fund – Class IB
	2006	$7.879	$8.626	63,000
	2007	$8.626	$8.531	58,971
	2008	$8.531	$5.156	48,032
	2009	$5.156	$6.754	39,742
	2010	$6.754	$7.730	26,974
	2011	$7.730	$7.470	24,387
	2012	$7.470	$8.663	26,339
	2013	$8.663	$11.362	22,655
	2014	$11.362	$12.836	16,990
	2015	$12.836	$12.429	16,070
Putnam VT Small Cap Value Fund – Class IB
	2006	$20.733	$23.918	71,156
	2007	$23.918	$20.530	55,275
	2008	$20.530	$12.243	43,413
	2009	$12.243	$15.838	35,438
	2010	$15.838	$19.624	29,187
	2011	$19.624	$18.389	26,362
	2012	$18.389	$21.247	18,512
	2013	$21.247	$29.173	13,856
	2014	$29.173	$29.677	10,653
	2015	$29.677	$27.950	8,630
Putnam VT Vista Fund – Class IB
	2006	$6.363	$6.600	253,959
	2007	$6.600	$6.738	176,473
	2008	$6.738	$3.608	139,005
	2009	$3.608	$4.924	147,550
	2010	$4.924	$5.625	0
Putnam VT Voyager Fund – Class IB
	2006	$5.978	$6.199	337,223
	2007	$6.199	$6.433	263,549
	2008	$6.433	$3.984	191,299
	2009	$3.984	$6.422	194,111
	2010	$6.422	$7.629	170,239
	2011	$7.629	$6.164	176,471
	2012	$6.164	$6.925	145,282
	2013	$6.925	$9.789	104,793
	2014	$9.789	$10.563	79,617
	2015	$10.563	$9.754	70,040

*	The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65%.

Putnam Allstate Advisor Variable Annuities: Putnam Allstate Advisor Preferred Contracts – PROSPECTUS

ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR

EACH VARIABLE SUB-ACCOUNT*

With the Enhanced Beneficiary Protection Option and Earnings Protection Death Benefit Option
(age 66-75)

Mortality & Expense = 2.15

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT American Government Income Fund – Class IB
	2006	$11.823	$11.942	776
	2007	$11.942	$12.661	791
	2008	$12.661	$12.426	660
	2009	$12.426	$14.712	621
	2011	$10.000	$15.821	589
	2012	$15.821	$15.767	647
	2013	$15.767	$15.354	318
	2014	$15.354	$15.672	133
	2015	$15.672	$15.235	125
Putnam VT Capital Appreciation Fund – Class IB
	2006	$8.454	$9.292	182
	2007	$9.292	$8.459	195
	2008	$8.459	$5.099	212
	2009	$5.099	$4.739	0
Putnam VT Capital Opportunities Fund – Class IB
	2006	$16.015	$18.056	0
	2007	$18.056	$15.979	2,770
	2008	$15.979	$10.133	2,760
	2009	$10.133	$14.439	2,749
	2011	$10.000	$16.816	2,727
	2012	$16.816	$18.817	0
	2013	$18.817	$24.692	0
	2014	$24.692	$25.864	0
	2015	$25.864	$23.382	0
Putnam VT Discovery Growth Fund – Class IB
	2006	$4.868	$5.291	814
	2007	$5.291	$5.710	780
	2008	$5.710	$3.168	715
	2009	$3.168	$3.100	0
Putnam VT Diversified Income Fund – Class IB
	2006	$13.183	$13.712	235
	2007	$13.712	$13.970	9,462
	2008	$13.970	$9.457	11,953
	2009	$9.457	$14.377	11,899
	2011	$10.000	$15.019	11,814
	2012	$15.019	$16.389	2,776
	2013	$16.389	$17.290	2,562
	2014	$17.290	$16.977	1,123
	2015	$16.977	$16.223	1,123
Putnam VT Equity Income Fund – Class IB
	2006	$13.528	$15.733	1,768
	2007	$15.733	$15.883	3,942
	2008	$15.883	$10.702	3,934
	2009	$10.702	$13.346	4,742
	2011	$10.000	$14.666	6,970
	2012	$14.666	$17.121	6,011
	2013	$17.121	$22.183	5,492
	2014	$22.183	$24.455	6,599
	2015	$24.455	$23.201	6,589

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT George Putnam Balanced Fund – Class IB
	2006	$11.790	$12.912	2,233
	2007	$12.912	$12.754	1,106
	2008	$12.754	$7.397	1,106
	2009	$7.397	$9.093	1,106
	2011	$10.000	$9.917	1,106
	2012	$9.917	$10.919	1,106
	2013	$10.919	$12.618	1,106
	2014	$12.618	$13.665	1,106
	2015	$13.665	$13.220	1,106
Putnam VT Global Asset Allocation Fund – Class IB
	2006	$9.918	$10.953	8,731
	2007	$10.953	$11.031	8,731
	2008	$11.031	$7.197	8,731
	2009	$7.197	$9.522	8,731
	2011	$10.000	$10.413	8,731
	2012	$10.413	$11.635	0
	2013	$11.635	$13.604	0
	2014	$13.604	$14.566	0
	2015	$14.566	$14.277	0
Putnam VT Global Equity Fund – Class IB
	2006	$5.836	$7.037	3,182
	2007	$7.037	$7.506	2,798
	2008	$7.506	$4.014	3,214
	2009	$4.014	$5.105	3,279
	2011	$10.000	$5.103	3,168
	2012	$5.103	$6.001	2,831
	2013	$6.001	$7.749	2,427
	2014	$7.749	$7.694	1,726
	2015	$7.694	$7.400	1,537
Putnam VT Global Health Care Fund – Class IB
	2006	$10.060	$10.119	2,937
	2007	$10.119	$9.841	6,123
	2008	$9.841	$7.985	6,123
	2009	$7.985	$9.845	6,123
	2011	$10.000	$9.545	6,123
	2012	$9.545	$11.420	6,123
	2013	$11.420	$15.830	6,123
	2014	$15.830	$19.772	6,123
	2015	$19.772	$20.853	6,123
Putnam VT Global Utilities Fund – Class IB
	2006	$9.772	$12.148	4,448
	2007	$12.148	$14.256	4,656
	2008	$14.256	$9.696	7,769
	2009	$9.696	$10.185	7,750
	2011	$10.000	$9.394	7,712
	2012	$9.394	$9.655	7,034
	2013	$9.655	$10.753	7,027
	2014	$10.753	$12.056	6,506
	2015	$12.056	$10.627	6,499
Putnam VT Growth and Income Fund – Class IB
	2006	$10.989	$12.464	14,505
	2007	$12.464	$11.458	7,352
	2008	$11.458	$6.873	7,498
	2009	$6.873	$8.730	7,356
	2011	$10.000	$9.117	7,043
	2012	$9.117	$10.628	6,771
	2013	$10.628	$14.110	6,521
	2014	$14.110	$15.289	4,327
	2015	$15.289	$13.834	4,235

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Growth Opportunities Fund – Class IB
	2006	$4.123	$4.380	6,438
	2007	$4.380	$4.517	6,316
	2008	$4.517	$2.754	6,231
	2009	$2.754	$3.796	6,148
	2011	$10.000	$4.088	6,050
	2012	$4.088	$4.703	5,894
	2013	$4.703	$6.265	4,022
	2014	$6.265	$6.983	3,964
	2015	$6.983	$6.903	3,901
Putnam VT High Yield Fund – Class IB
	2006	$12.187	$13.181	1,046
	2007	$13.181	$13.257	3,595
	2008	$13.257	$9.590	2,858
	2009	$9.590	$14.093	2,840
	2011	$10.000	$15.660	2,802
	2012	$15.660	$17.775	3,650
	2013	$17.775	$18.759	3,643
	2014	$18.759	$18.642	3,635
	2015	$18.642	$17.265	3,626
Putnam VT Income Fund – Class IB
	2006	$12.306	$12.586	1,809
	2007	$12.586	$12.957	1,944
	2008	$12.957	$9.645	1,568
	2009	$9.645	$13.841	1,390
	2011	$10.000	$15.290	1,122
	2012	$15.290	$16.567	1,184
	2013	$16.567	$16.515	1,258
	2014	$16.515	$17.203	760
	2015	$17.203	$16.588	667
Putnam VT International Equity Fund – Class IB
	2006	$9.003	$11.252	6,372
	2007	$11.252	$11.930	439
	2008	$11.930	$6.542	301
	2009	$6.542	$7.979	301
	2011	$10.000	$6.982	301
	2012	$6.982	$8.329	301
	2013	$8.329	$10.438	301
	2014	$10.438	$9.521	0
	2015	$9.521	$9.329	0
Putnam VT International Growth Fund – Class IB
	2006	$6.548	$8.082	13
	2007	$8.082	$8.952	13
	2008	$8.952	$5.038	13
	2009	$5.038	$6.821	13
	2011	$10.000	$6.017	2,226
	2012	$6.017	$7.124	2,226
	2013	$7.124	$8.530	2,226
	2014	$8.530	$7.833	2,224
	2015	$7.833	$7.751	2,224
Putnam VT International Value Fund – Class IB
	2006	$11.643	$14.495	2,241
	2007	$14.495	$15.176	6,866
	2008	$15.176	$8.015	6,833
	2009	$8.015	$9.897	6,486
	2011	$10.000	$8.752	7,952
	2012	$8.752	$10.422	3,336
	2013	$10.422	$12.464	3,310
	2014	$12.464	$11.038	3,276
	2015	$11.038	$10.585	3,245

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Investors Fund – Class IB
	2006	$6.688	$7.457	1,048
	2007	$7.457	$6.919	1,048
	2008	$6.919	$4.092	1,048
	2009	$4.092	$5.239	1,337
	2011	$10.000	$5.717	1,097
	2012	$5.717	$6.535	1,097
	2013	$6.535	$8.641	1,097
	2014	$8.641	$9.632	1,048
	2015	$9.632	$9.219	1,048
Putnam VT Money Market Fund – Class IB
	2006	$10.057	$10.273	13,427
	2007	$10.273	$10.532	13,427
	2008	$10.532	$10.571	6,316
	2009	$10.571	$10.365	6,316
	2011	$10.000	$9.929	0
	2012	$9.929	$9.716	0
	2013	$9.716	$9.508	0
	2014	$9.508	$9.305	0
	2015	$9.305	$9.106	0
Putnam VT Multi-Cap Growth Fund – Class IB
	2006	$8.002	$8.501	185
	2007	$8.501	$8.794	198
	2008	$8.794	$5.271	214
	2009	$5.271	$6.815	646
	2011	$10.000	$7.405	2,060
	2012	$7.405	$8.460	2,014
	2013	$8.460	$11.295	1,587
	2014	$11.295	$12.543	1,524
	2015	$12.543	$12.237	1,498
Putnam VT Multi-Cap Value Fund – Class IB
	2006	$15.814	$17.807	745
	2007	$17.807	$17.716	641
	2008	$17.716	$9.910	0
	2009	$9.910	$13.479	0
	2011	$10.000	$15.192	0
	2012	$15.192	$17.281	0
	2013	$17.281	$24.024	0
	2014	$24.024	$26.036	0
	2015	$26.036	$24.374	0
Putnam VT New Value Fund – Class IB
	2006	$15.183	$17.237	1,643
	2007	$17.237	$16.040	1,500
	2008	$16.040	$8.670	937
	2009	$8.670	$8.158	0
Putnam VT OTC & Emerging Growth Fund – Class IB
	2006	$3.212	$3.533	0
	2007	$3.533	$3.896	0
	2008	$3.896	$2.072	0
	2009	$2.072	$2.009	0
Putnam VT Research Fund – Class IB
	2006	$7.682	$8.368	7,599
	2007	$8.368	$8.233	1,810
	2008	$8.233	$4.951	1,810
	2009	$4.951	$6.452	1,799
	2011	$10.000	$7.064	1,778
	2012	$7.064	$8.150	1,768
	2013	$8.150	$10.635	1,759
	2014	$10.635	$11.953	1,751
	2015	$11.953	$11.516	1,743

Sub-Accounts	For the Year Ending December 31	Accumulation Unit Value at Beginning of Period	Accumulation Unit Value at End of Period	Number of Units Outstanding at End of Period
Putnam VT Small Cap Value Fund – Class IB
	2006	$20.215	$23.202	1,730
	2007	$23.202	$19.813	2,303
	2008	$19.813	$11.756	1,833
	2009	$11.756	$15.130	1,880
	2011	$10.000	$17.389	1,746
	2012	$17.389	$19.989	1,581
	2013	$19.989	$27.307	1,246
	2014	$27.307	$27.638	744
	2015	$27.638	$25.897	671
Putnam VT Vista Fund – Class IB
	2006	$6.204	$6.402	13,242
	2007	$6.402	$6.502	2,146
	2008	$6.502	$3.465	2,213
	2009	$3.465	$4.704	2,240
Putnam VT Voyager Fund – Class IB
	2006	$5.828	$6.014	15,459
	2007	$6.014	$6.209	3,455
	2008	$6.209	$3.825	2,315
	2009	$3.825	$6.135	2,022
	2011	$10.000	$5.829	1,970
	2012	$5.829	$6.515	1,963
	2013	$6.515	$9.163	1,702
	2014	$9.163	$9.837	0
	2015	$9.837	$9.037	0

Appendix C

Withdrawal Adjustment Example – Income Benefits*

Issue Date: January 1, 2003

Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, a $2,000 Credit Enhancement would apply)

Income Benefit Amount
					Purchase Payment Value			5% Roll-Up Value**
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus	Maximum Anniversary Value	Advisor and Preferred	Plus
1/1/04	Contract Anniversary	$ 55,000	_	$ 55,000	$ 50,000	$ 52,000	$ 55,000	$ 52,500	$ 54,600
7/1/04	Partial Withdrawal	$ 60,000	$ 15,000	$ 45,000	$ 37,500	$ 39,000	$ 41,250	$ 40,347	$ 41,961

The following shows how we compute the adjusted income benefits in the example above. Please note that the withdrawal adjustment reduces the Purchase Payment Value, the Maximum Anniversary Value and the 5% Roll-Up Value by the same proportion as the withdrawal reduces the Contract Value.

		Advisor and Preferred	Plus
Purchase Payment Value Income Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$50,000	$52,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$12,500	$13,000
Adjusted Income Benefit		$37,500	$39,000

Maximum Anniversary Value Income Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Income Benefit		$41,250	$41,250

5% Roll-Up Value Income Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Income Benefit Amount Immediately Prior to Partial Withdrawal (assumes half years worth of interest on $52,500 and $54,600, respectively)	(c)	$53,796	$55,948
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,449	$13,987
Adjusted Income Benefit		$40,347	$41,961

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual income benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**  A 6% Roll-Up Value was available for Contracts issued before October 2, 2000.

C-1

Appendix D

Withdrawal Adjustment Example – Death Benefits*

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For Putnam Allstate Advisor Plus Contracts, a $2,000 Credit Enhancement would apply) The following shows how we compute the adjusted death benefits in the example above. Please note that the Purchase Payment Value is reduced by the amount of the withdrawal, whereas the withdrawal adjustment reduces the Maximum Anniversary Value and Enhanced Beneficiary Protection Value by the same proportion as the withdrawal reduces the Contract Value.

Death Benefit Amount
					Purchase Payment Value			Enhanced Beneficiary Protection Value
Date	Type of Occurrence	Beginning Contract Value	Transaction Amount	Contract Value After Occurrence	Advisor and Preferred	Plus	Maximum Anniversary Value	Advisor and Preferred	Plus
1/1/06	Contract Anniversary	$ 55,000	_	$ 55,000	$ 50,000	$ 52,000	$ 55,000	$ 52,500	$ 54,600
7/1/06	Partial Withdrawal	$ 60,000	$ 15,000	$ 45,000	$ 35,000	$ 37,000	$ 41,250	$ 40,347	$ 41,961

		Advisor and Preferred	Plus
Purchase Payment Value Death Benefit
Partial Withdrawal Amount		$15,000	$15,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal		$50,000	$52,000
Adjusted Death Benefit		$35,000	$37,000

Maximum Anniversary Value Death Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal	(c)	$55,000	$55,000
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,750	$13,750
Adjusted Death Benefit		$41,250	$41,250

Enhanced Beneficiary Protection Value Death Benefit
Partial Withdrawal Amount	(a)	$15,000	$15,000
Contract Value Immediately Prior to Partial Withdrawal	(b)	$60,000	$60,000
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes half years worth of interest on $52,500 and $54,600, respectively)	(c)	$53,796	$55,948
Withdrawal Adjustment	[(a)/(b)]*(c)	$13,449	$13,987
Adjusted Death Benefit		$40,347	$41,961

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

D-1

Appendix E

Calculation of Earnings Protection Death Benefit Option*

The following are examples of the Earnings Protection Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

Example 1: Elected When Contract Was Issued Without Any Subsequent Additions or Withdrawals

Assume that the oldest Contract Owner or Annuitant is age 55 on the Rider Application Date and elects the Earnings Protection Death Benefit Option when the contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Allstate Life receives Due Proof of Death, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

The calculation is:

			Advisor, Advisor Plus & Advisor Preferred
(A)	Contract Value:		$125,000.00
(B)	Total Purchase Payments:		$100,000.00
(C)	Total Excess-of-Earnings Withdrawals:		$0.00
(D)	In-Force Premium:		$100,000.00
(E)	In-Force Earnings:	(E) = (A) – (D)	$25,000.00
(F)	Cap:	(F) = 100% * (D)	$100,000.00
(G)	Earnings Protection Death Benefit**:	(G) = MIN [40% * (E); (F)]	$10,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.

**  If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

Example 2: Elected When Contract Was Issued With Subsequent Withdrawals

Assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to withdrawal, the Contract Value is $105,000. The Contract Value on the date Allstate Life receives Due Proof of Death will be assumed to be $114,000.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1)	Contract Value:		$105,000.00
(2)	Total Purchase Payments:		$100,000.00
(3)	Prior Excess-of-Earnings Withdrawals:		$0.00
(4)	In-Force Premium:		$100,000.00
(5)	In-Force Earnings:	(5) = (1) – (4)	$5,000.00
(6)	Withdrawal Amount:		$10,000.00
(7)	Excess-of-Earnings Withdrawal:	(7) = (6) – (5) and cannot be negative	$5,000.00
(8)	Total Excess-of-Earnings Withdrawals:	(8) = (3) + (7)	$5,000.00

The calculation of the Earnings Protection Death Benefit is:

(A)	Contract Value:		$114,000.00
(B)	In-Force Premium (before withdrawal):		$100,000.00
(C)	Total Excess-of-Earnings Withdrawals:		$ 5,000.00
(D)	In-Force Premium (after withdrawal):	(D) = (B) – (C)	$95,000.00
(E)	In-Force Earnings:	(E) = (A) – (D)	$19,000.00
(F)	Cap:	(F) = 100% * (D)	$95,000.00
(G)	Earnings Protection Death Benefit**:	(G) = MIN [40% * (E); (F)]	$7,600.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.

**  If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

Example 3: Elected After Contract Was Issued With Subsequent Additions and Withdrawals

This example is intended to illustrate the effect of adding the Earnings Protection Death Benefit Rider after the Contract has been issued and the effect of later purchase payments. Assume that the oldest Contract Owner or Annuitant is age 70 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Earnings Protection Death Benefit Rider. On the date this Rider is added, the Contract Value is $110,000. Two years later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Allstate Life receives Due Proof of Death.

The calculation of the Total Excess-of-Earnings Withdrawals is:

(1)	Contract Value:		$130,000.00
(2)	Contract Value on Rider Date:		$110,000.00
(3)	Prior Excess-of-Earnings Withdrawals:		$0.00
(4)	In-Force Premium:		$110,000.00
(5)	In-Force Earnings:	(5) = (1) – (4)	$20,000.00
(6)	Withdrawal Amount:		$50,000.00
(7)	Excess-of-Earnings Withdrawal:	(7) = (6) – (5) and cannot be negative	$30,000.00
(8)	Total Excess-of-Earnings Withdrawals:	(8) = (3) + (7)	$30,000.00

The calculation of the Earnings Protection Death Benefit is:

(A)	Contract Value:		$140,000.00
(B)	In-Force Premium (before withdrawal and purchase payment):		$110,000.00
(C)	Total Excess-of-Earnings Withdrawals:		$30,000.00
(D)	Additional Purchase Payment:		$40,000.00
(E)	In-Force Premium (after withdrawal and purchase payment):	(E) = (B) – (C) + (D)	$120,000.00
(F)	In-Force Earnings:	(F) = (A) – (E)	$20,000.00
(G)	Cap:	(G) = 50% * (E)	$60,000.00
(H)	Earnings Protection Death Benefit**:	(H) = MIN [25% * (F); (G)]	$5,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.

**  If the oldest Contract Owner or Annuitant had been age 65 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

Example 4: Spousal Continuation:

This example is intended to illustrate the effect of a surviving spouse electing to continue the contract upon the death of the Contract Owner on a Contract with the Earnings Protection Death Benefit Rider. Assume that the oldest Contract Owner or Annuitant is age 60 at the time the Contract is purchased (with the Earnings Protection Death Benefit Rider but without any other rider) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

The calculation of the Earnings Protection Death Benefit is:

(A)	Contract Value:		$150,000.00
(B)	In-Force Premium (before withdrawal and purchase payment):		$100,000.00
(C)	Total Excess-of-Earnings Withdrawals:		$0.00
(D)	Additional Purchase Payment:		$0.00
(E)	In-Force Premium (after withdrawal and purchase payment):		$100,000.00
(F)	In-Force Earnings:	(F) = (A) – (E)	$50,000.00
(G)	Cap:	(G) = 100% * (E)	$100,000.00
(H)	Earnings Protection Death Benefit**:	(H) = MIN [40% * (F); (G)]	$20,000.00

* For purposes of illustrating the calculation of Earnings Protection Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the Putnam Allstate Advisor Plus Contract.

**  If the oldest Contract Owner or Annuitant had been over age 65, and both were age 75 or younger on the Rider Application Date, the Earnings Protection Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

The calculation of the Continued Contract Value is:

(1)	Premium invested (for the purposes of calculating the Death Benefit):		$100,000.00
(2)	Contract Value:		$150,000.00
(3)	Maximum Anniversary Value:		$160,000.00
(4)	Death Benefit (excluding Earnings Protection Death Benefit):	(4) = MAX [(1); (2); (3)]	$160,000.00
(5)	Earnings Protection Death Benefit:	(H) from above	$20,000.00
(6)	Continuing Contract Value:	(6) = (4) + (5)	$180,000.00

Assume the surviving spouse is age 68 when the Contract is continued. At this time, the surviving spouse has the option to continue the Earnings Protection Death Benefit Rider at an additional mortality and expense risk charge of 0.35% and with an In-force Premium amount equal to the continuing Contract Value and the Rider Date reset to the date the Contract is continued. If this election is made, the Earnings Protection Death Benefit will be equal to the lesser of 25% of In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Earnings Protection Death Benefit Rider at the time of continuation.

PA243-2